     As filed with the Securities and Exchange Commission on April 16, 2007


                                                             File Nos. 333-54464

                                                                       811-03365

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                      [ ]


                          Post-Effective Amendment No. 23                    [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 248                           [x]


                        (Check Appropriate Box or Boxes)

                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)

                     MetLife Investors USA Insurance Company

                5 Park Plaza, Suite 1900 Irvine, California 92614

         (Address of Depositor's Principal Executive Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code

                                 (800) 989-3752

                     (Name and Address of Agent for Service)

                               Richard C. Pearson

                            Executive Vice President

                     MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner

                         Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                            Washington, DC 20004-2415

                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2007 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED APRIL 30, 2007
                                       TO
                        PROSPECTUSES DATED APRIL 30, 2007

This supplements the prospectuses, dated April 30, 2007, for the Series/Class XC, C, L - 4 Year and VA contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

In the "PURCHASE--Purchase Payments" section of the prospectus, add the following sentence after the first sentence:


Certain riders may not be available through certain selling firms.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                       (800) 343-8496
Irvine, CA 92614

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2007
                                      TO
                       PROSPECTUSES DATED APRIL 30, 2007

For contracts issued on or after November 13, 2006, (or a later date, subject to state approval), this supplement describes the annuity date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Series XC, C, L and VA variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2007 for the contract, as supplemented. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

    When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
    (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your annuity date to a date beyond age 95 of the annuitant (see "Other Information--Annuitant" for the definition of annuitant and permitted changes of the annuitant).

    PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE OR GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the annuitant, there are several annuity income options to choose from during the annuity phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee" section of the "LIVING BENEFITS" section of the prospectus, replace the last paragraph of the "Remaining Guaranteed Withdrawal Amount" subsection with the following:

    At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. When the annuitant attains age 95, your contract must be annuitized. Annuitization may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider. (See "Annuitization" below in this prospectus supplement.)

                                                                 SUPP-MLFANNLWG

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section of the prospectus, just prior to the "GWB, Lifetime Withdrawal Guarantee and Decedent Contracts" section:

    GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing any Guaranteed Withdrawal Benefit rider. For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), when the annuitant attains age 95, your contract must be annuitized. (See "Annuity Date" above in this prospectus supplement.) At the required annuitization date you must select one of the following annuity income options:

    1)  Annuitize the account value under the contract's annuity provisions.

    2) Elect to receive the Annual Benefit Payment paid each year until the Benefit Base (for GWB I or Enhanced GWB) or Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base or Remaining Guaranteed Withdrawal Amount to zero.

    3) If eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life version of the Lifetime Withdrawal Guarantee). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your annuity date to age 95 of the annuitant. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of annuity payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider including the Lifetime Withdrawal Guarantee.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             Distributor:
             MetLife Investors
             Distribution Company         Telephone: 800-343-8496
             5 Park Plaza, Suite 1900
             Irvine, CA 92614

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                       SERIES VA


                                                                  APRIL 30, 2007

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



                               The annuity contract has 32 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):

     Met/AIM Small Cap Growth Portfolio

     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio



     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio



     RCM Technology Portfolio

         (formerly RCM Global Technology Portfolio)


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio



     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 65 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

..  are not bank deposits

..  are not FDIC insured

..  are not insured by any federal government agency

..  are not guaranteed by any bank or credit union

..  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 30, 2007

TABLE OF CONTENTS                        PAGE



INDEX OF SPECIAL TERMS .................   4
HIGHLIGHTS .............................   5
FEE TABLES AND EXAMPLES ................   7
1. THE ANNUITY CONTRACT ................  14
     Market Timing .....................  14
2. PURCHASE ............................  15
     Purchase Payments .................  15
     Termination for Low Account Value .  15
     Allocation of Purchase Payments ...  15
     Free Look .........................  16
     Accumulation Units ................  16
     Account Value .....................  17
     Replacement of Contracts ..........  17
3. INVESTMENT OPTIONS ..................  17
     Transfers .........................  19
     Dollar Cost Averaging Programs ....  22
     Three Month Market Entry Program ..  24
     Automatic Rebalancing Program .....  24
     Description of the MetLife Asset
Allocation

       Program .........................  24
     Voting Rights .....................  25
     Substitution of Investment Options   25
4. EXPENSES ............................  25
     Product Charges ...................  25
     Account Fee .......................  26
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........  26
     Guaranteed Withdrawal Benefit -      26
  Rider Charge

     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........  27
     Withdrawal Charge .................  27
     Reduction or Elimination of the
Withdrawal

       Charge ..........................  28
     Premium and Other Taxes ...........  29
     Transfer Fee ......................  29
     Income Taxes ......................  29
     Investment Portfolio Expenses .....  29
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  29
     Annuity Date ......................  29
     Annuity Payments ..................  29
     Annuity Options ...................  30
     Guaranteed Minimum Income Benefit .  32
     Description of GMIB II ............  33
     Description of GMIB Plus ..........  34
     Description of GMIB I .............  37
     GMIB, Qualified Contracts and
Decedent

       Contracts .......................  38



6. ACCESS TO YOUR MONEY ................  39
     Systematic Withdrawal Program .....  39
     Suspension of Payments or            40
  Transfers

7. LIVING BENEFITS .....................  40
     Guaranteed Withdrawal Benefit .....  40
     Description of the Lifetime          44
  Withdrawal Guarantee

     Guaranteed Minimum Accumulation      50
  Benefit
8. PERFORMANCE .........................  52
9. DEATH BENEFIT .......................  52
     Upon Your Death ...................  52
     Standard Death Benefit - Principal   53
  Protection

     Optional Death Benefit - Annual      53
  Step-Up
     Optional Death Benefit -             53
  Compounded-Plus
     Additional Death Benefit -
Earnings Preservation
       Benefit .........................  54
     General Death Benefit Provisions ..  55
     Spousal Continuation ..............  55
     Death of the Annuitant ............  56
     Controlled Payout .................  56
10. FEDERAL INCOME TAX STATUS ..........  56
     Taxation of Non-Qualified            56
  Contracts

     Taxation of Qualified Contracts ...  58
     Tax Benefits Related to the Assets
of the Separate

       Account .........................  61
     Possible Tax Law Changes ..........  61
11. OTHER INFORMATION ..................  61
     MetLife Investors USA .............  61
     The Separate Account ..............  61
     Distributor .......................  62
     Selling Firms .....................  62
     Requests and Elections ............  64
     Ownership .........................  65
     Legal Proceedings .................  65
     Financial Statements ..............  65
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  65
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments

APPENDIX D ............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples

APPENDIX E ............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples


INDEX OF SPECIAL TERMS



Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE



Account Value..............................................................17
Accumulation Phase.........................................................14
Accumulation Unit..........................................................16
Annual Benefit Payment..............................................42 and 46
Annuitant..................................................................65
Annuity Date...............................................................29
Annuity Options............................................................30
Annuity Payments...........................................................29
Annuity Units..............................................................30
Beneficiary................................................................65
Benefit Base...............................................................41
Business Day...............................................................16
Fixed Account..............................................................14
Guaranteed Accumulation Amount.............................................50
Guaranteed Principal Adjustment............................................48
Guaranteed Principal Option................................................34
Guaranteed Withdrawal Amount...............................................42
GWB Withdrawal Rate........................................................42
Income Base.........................................................33 and 37
Income Phase...............................................................14
Investment Portfolios......................................................17
Joint Owners...............................................................65
Owner......................................................................65
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount.....................................45
Separate Account...........................................................61
Total Guaranteed Withdrawal Amount.........................................45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                     MetLife Investors Distribution Company

                                P.O. Box 10366
                           Des Moines, Iowa 50306-0366

                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")


Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7
               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30





SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)






Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses

Including Highest Charges for Optional       1.90%
  Death Benefits




--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*



GUARANTEED MINIMUM INCOME BENEFIT (GMIB PLUS, GMIB II AND GMIB I) RIDER CHARGES
  GMIB Plus 0.80% of the Income Base (Note 1) GMIB Plus Upon Optional Reset
  1.50% of the Income Base (Note 1) (maximum) GMIB II and GMIB I 0.50% of the
  Income Base (Note 1)

GUARANTEED WITHDRAWAL BENEFIT AND LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Guaranteed Withdrawal Benefit and 0.50% of the Guaranteed Withdrawal Amount
  Enhanced Guaranteed Withdrawal Benefit Rider (Note 2) Charge Prior to Optional
  Reset Guaranteed Withdrawal Benefit and 0.95% of the Guaranteed Withdrawal
  Amount Enhanced Guaranteed Withdrawal Benefit Rider (Note 2) Charge Upon
  Optional Reset (maximum)

  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)




Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.

Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.

Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

*Certain rider charges for contracts issued before February 26, 2007, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.55%         1.76%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



                                                                                                                  NET
                                                                                       TOTAL     CONTRACTUAL     TOTAL
                                                                                       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE      OTHER      PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES(1)    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ------------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST(2)
 Met/AIM Small Cap Growth Portfolio(3)     0.87%        0.25%           0.06%        1.18%        0.00%        1.18%
 Goldman Sachs Mid-Cap Value Portfolio     0.72%        0.25%           0.07%        1.04%        0.00%        1.04%
 Harris Oakmark International Portfolio    0.78%        0.25%           0.13%        1.16%        0.00%        1.16%
 Lazard Mid-Cap Portfolio                  0.70%        0.25%           0.06%        1.01%        0.00%        1.01%
 Legg Mason Partners Aggressive Growth     0.63%        0.25%           0.09%        0.97%        0.00%        0.97%
 Portfolio(3)

 Legg Mason Value Equity Portfolio(1)      0.64%        0.25%           0.16%        1.05%        0.00%        1.05%
 Loomis Sayles Global Markets              0.70%        0.25%           0.15%        1.10%        0.00%        1.10%
  Portfolio(4)

 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%           0.04%        0.79%        0.00%        0.79%
 Lord Abbett Growth and Income Portfolio   0.50%        0.25%           0.03%        0.78%        0.00%        0.78%
 MFS (Reg. TM) Emerging Markets Equity     1.04%        0.25%           0.47%        1.76%        0.21%        1.55%
  Portfolio(4)

 MFS (Reg. TM) Research International      0.72%        0.25%           0.14%        1.11%        0.00%        1.11%
  Portfolio
 Neuberger Berman Real Estate Portfolio    0.64%        0.25%           0.04%        0.93%        0.00%        0.93%
 Oppenheimer Capital Appreciation          0.57%        0.25%           0.05%        0.87%        0.00%        0.87%
 Portfolio(3)

 PIMCO Inflation Protected Bond            0.50%        0.25%           0.04%        0.79%        0.00%        0.79%
  Portfolio
 PIMCO Total Return Portfolio              0.50%        0.25%           0.05%        0.80%        0.00%        0.80%
 RCM Technology Portfolio(1)(3)            0.88%        0.25%           0.15%        1.28%        0.00%        1.28%
 T. Rowe Price Mid-Cap Growth Portfolio    0.75%        0.25%           0.03%        1.03%        0.00%        1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%           0.04%        1.03%        0.00%        1.03%
 Turner Mid-Cap Growth Portfolio           0.80%        0.25%           0.08%        1.13%        0.00%        1.13%
 Van Kampen Comstock Portfolio             0.61%        0.25%           0.04%        0.90%        0.00%        0.90%
 METROPOLITAN SERIES FUND, INC.(5)
 BlackRock Money Market Portfolio          0.34%        0.25%           0.04%        0.63%        0.01%        0.62%
 Davis Venture Value Portfolio             0.71%        0.15%           0.04%        0.90%        0.00%        0.90%
 Harris Oakmark Focused Value Portfolio    0.72%        0.25%           0.05%        1.02%        0.00%        1.02%
 Jennison Growth Portfolio                 0.63%        0.25%           0.05%        0.93%        0.00%        0.93%
 MetLife Stock Index Portfolio             0.25%        0.25%           0.05%        0.55%        0.01%        0.54%
 Western Asset Management U.S.             0.50%        0.25%           0.07%        0.82%        0.00%        0.82%
  Government
 Portfolio



                                          MANAGEMENT   12B-1/SERVICE      OTHER
                                             FEES           FEES       EXPENSES(1)
                                         ------------ --------------- -------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS(2)
 MetLife Defensive Strategy Portfolio(6)   0.10%        0.25%          0.03%
 MetLife Moderate Strategy Portfolio(6)    0.08%        0.25%          0.02%
 MetLife Balanced Strategy Portfolio(6)    0.07%        0.25%          0.01%
 MetLife Growth Strategy Portfolio(6)      0.07%        0.25%          0.01%
 MetLife Aggressive Strategy               0.09%        0.25%          0.02%
  Portfolio(6)

                                                                                  NET TOTAL
                                                                                   ANNUAL
                                                                                  PORTFOLIO
                                                                       NET        EXPENSES
                                            TOTAL     CONTRACTUAL     TOTAL       INCLUDING
                                            ANNUAL      EXPENSE       ANNUAL     EXPENSES OF
                                          PORTFOLIO     SUBSIDY     PORTFOLIO    UNDERLYING
                                           EXPENSES   OR DEFERRAL    EXPENSES   PORTFOLIOS(6)
                                         ----------- ------------- ----------- --------------
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS(2)
 MetLife Defensive Strategy Portfolio(6)  0.38%       0.03%         0.35%       0.98%
 MetLife Moderate Strategy Portfolio(6)   0.35%       0.00%         0.35%       1.02%
 MetLife Balanced Strategy Portfolio(6)   0.33%       0.00%         0.33%       1.03%
 MetLife Growth Strategy Portfolio(6)     0.33%       0.00%         0.33%       1.09%
 MetLife Aggressive Strategy              0.36%       0.01%         0.35%       1.13%
  Portfolio(6)





The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2007, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2008 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2006.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.02% for the Legg Mason Value Equity Portfolio; and 0.04% for the RCM Technology Portfolio.

(2) Other Expenses for the Met Investors Series Trust portfolios have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.

(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(4) The fees and expenses shown in the table are annualized, based on the portfolio's May 1, 2006 start date.

(5) Other Expenses for the Metropolitan Series Fund, Inc. portfolios have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(6) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the

    Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the

    Portfolio invests, including the management fee. The weighted averages of the total operating expenses of the underlying portfolios, after any
                                                               -----
    applicable fee waivers and expense reimbursements, as of December 31,

    2006, were: 0.63% for the MetLife Defensive Strategy Portfolio, 0.67% for

    the MetLife Moderate Strategy Portfolio, 0.70% for the MetLife Balanced

    Strategy Portfolio, 0.76% for the MetLife Growth Strategy Portfolio and

    0.78% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee
                                                     ------
    waivers and expense reimbursements, as of December 31, 2006, were: 1.01% for the MetLife Defensive Strategy Portfolio, 1.02% for the MetLife Moderate Strategy Portfolio, 1.03% for the MetLife Balanced Strategy Portfolio, 1.09% for the MetLife Growth Strategy Portfolio and 1.14% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,231      (a)$2,156      (a)$3,096      (a)$5,695
       (b)$1,110      (b)$1,806      (b)$2,532      (b)$4,677


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$531      (a)$1,616      (a)$2,736      (a)$5,695
   (b)$410      (b)$1,266      (b)$2,172      (b)$4,677


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,012      (a)$1,493      (a)$1,978      (a)$3,387
        (b)$ 891      (b)$1,131      (b)$1,376      (b)$2,196


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$312      (a)$953     (a)$1,618      (a)$3,387
   (b)$191      (b)$591     (b)$1,016      (b)$2,196


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits - Guaranteed Minimum Accumulation Benefit," "Living Benefits - Guaranteed Withdrawal Benefit," and "Annuity Payments (The Income Phase) -

Guaranteed Minimum Income Benefit").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the current minimum rate on the fixed account is 3%, but the minimum rate may be lower based on your state and/or the issue date of your contract and, therefore, may be lower for certain contracts). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). You should discuss this with your registered representative.

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..    The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case the minimum initial purchase payment for a non-qualified contract is $500.

..    If you are purchasing the contract as part of an IRA (Individual Retirement
     Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

..    If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..    You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.



..    We will accept a different amount if required by federal tax law.

..    We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

..    We will not accept purchase payments made with cash, money orders, or travelers checks.



We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE




We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..    the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..    your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..    a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



If you choose the Guaranteed Minimum Income Benefit Plus rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).

If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).

If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS




From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in the current prospectus for the new contract. The fees and charges in the new contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://



WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT

RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Small Cap Growth Portfolio

     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio



     Lazard Mid-Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

         (formerly Legg Mason Aggressive Growth Portfolio)


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio



     RCM Technology Portfolio

         (formerly RCM Global Technology Portfolio)


     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid-Cap Growth Portfolio

     Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)


     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio



     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..    Your request for transfer must clearly state which investment portfolio(s)
     or the fixed account are involved in the transfer.

..    Your request for transfer must clearly state how much the transfer is for.

..    The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).



..    The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.



..    You may not make a transfer to more than 18 investment portfolios
     (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

..    If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase)-Description of GMIB Plus-Allocation Limitations."



..    If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."

..    If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..    The credited interest rate is equal to the guaranteed minimum rate;


..    Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit);
     or

..    A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)



     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.

2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

..    The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

..    Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

..    Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.



The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.



If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.

EXAMPLE:


   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.



VOTING RIGHTS




We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES




SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit - Earnings
      Preservation Benefit                 0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus.


If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If your income base is increased due to an Optional Reset, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for more information). For contracts issued prior to February 26, 2007 for which the GMIB Plus was elected, the rider charge equals 0.75% of the income base.

If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE




We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state): GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee" below) on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.

If you elect an Optional Reset on the 3rd contract anniversary under the GWB I or Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

If the GWB I or Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of Guaranteed Withdrawal Benefit I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Description of the Lifetime Withdrawal Guarantee") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE




We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.   The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.



We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.



NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)

For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..  fixed annuity payments, or

..  variable annuity payments, or


..  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.



If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and




3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)

At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)



When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.



You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.



OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.



OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

..    The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

..    The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

..    The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. For contracts issued prior to February 26, 2007, we offered a version of GMIB Plus that is no longer available, as described below. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you exercise the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.



(See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB II


The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and


     (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)



In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization    Guarantee Period

---------------------   -----------------
          80                    9
          81                    8
          82                    7
          83                    6
       84 and 85                5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

..    the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


..    the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary on or following your 85th birthday;


    b)    The date you make a complete withdrawal of your account value;


    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS




The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and
(6) the additional charge for the GMIB Plus is 0.80% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.

NOTE: For contracts issued prior to February 26, 2007, we offered a version of the GMIB Plus that is no longer available. The prior version of the GMIB Plus differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable rider charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year; and (2) the additional charge for the GMIB Plus is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature).



GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, and the GMIB Plus allocation limitations, described below, will no longer apply.

OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

NOTE: For contracts issued prior to February 26, 2007, an Optional Reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount.

You may elect either, 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.

We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.



The Optional Reset will:


(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2) reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and



(3) reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset charge (not to exceed 1.50%).



On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.



OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract annivesary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval of the endorsement, we will endorse your contract to change the frequency of permitted Optional Resets from every three years to every year and give you the option to elect Automatic Annual Step-Ups, as described above under "Optional Reset (for contracts issued on or after February 27, 2006)."

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:



(1)    the MetLife Defensive Strategy Portfolio,


(2)    the MetLife Moderate Strategy Portfolio,


(3)    the MetLife Balanced Strategy Portfolio, or

(4)    the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

..    a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.



(See Appendix D for examples illustrating the operation of the GMIB Plus.)



DESCRIPTION OF GMIB I


You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


  Age at Annuitization             Guarantee Period

--------------------------------   -----------------
           80                              9
           81                              8
           82                              7
           83                              6
        84 and 85                          5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")



Upon the exercise of the GMIB I, your annuity payments will be the greater of:

..    The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

..    The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


..    The date you elect to receive annuity payments either under the GMIB I rider or the contract;

..    The 30th day following the contract anniversary immediately after your 85th birthday;


..    The date you make a complete withdrawal of your account value;


..    Death of the owner or death of the annuitant if a non-natural person owns the contract; or


..    A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.



MetLife Investors USA currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS




The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus, after an Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..  less any applicable withdrawal charge;


..  less any premium or other tax;


..  less any account fee; and


..  less any applicable pro rata GMIB, GWB or GMAB rider charge.




Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



How to withdraw all or part of your account value:

..    You must submit a request to our Annuity Service Center. (See "Other
     Information - Requests and Elections.")


..    You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

..    You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..    We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

..    the New York Stock Exchange is closed (other than customary weekend and holiday closings);


..    trading on the New York Stock Exchange is restricted;




..    an emergency exists, as determined by the Securities and Exchange
     Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or



..    during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT




We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:


..    Guaranteed Withdrawal Benefit I ("GWB I")


..    Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")


..    Lifetime Withdrawal Guarantee

If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. (The description of GWB I in this prospectus is based on an endorsement to the original GWB I rider that has been applied to all contracts previously issued with the GWB I rider.) Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.

Each version of the GWB rider guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)

THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -

Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")





IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.

..    IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL
     AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.

..    IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL
     GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.

IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.

The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.



DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I




BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

..    Your initial purchase payment, increased by the 5% GWB Bonus Amount;


..    Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


..    Reduced dollar for dollar by Benefits Paid, which are withdrawals
     (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and



..    If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

(See section A of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.

(See sections B and C of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken.

Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

..    Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;

..    Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

..    Reset the GWB I rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 0.95%.



An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate upon the earliest of:




(1)  the date you make a full withdrawal of your account value;





(2)  the date you apply all of your account value to an annuity option;





(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);





(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;





(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason; or


(6)  the termination of your contract.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT




In states where approved, we currently offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of this feature follows.

CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime

Withdrawal Guarantee rider and the GWB I and Enhanced GWB riders:

..    Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.

..    Automatic Annual Step-Ups. In contrast to the GWB I rider and the Enhanced
     GWB rider, which offer an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

..    Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5%
     Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.

..    Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.

..    Investment Allocation Restrictions. If you elect the Lifetime Withdrawal
     Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (see "Investment Allocation Restrictions" below in this section).

In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed

Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).

..    If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

..    If you take your first withdrawal on or after the date you reach age 59
     1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:


..    reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
     Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000;

..    reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
     Withdrawal Amount after the Step-Up; and


..    reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

(1)    MetLife Defensive Strategy Portfolio

(2)    MetLife Moderate Strategy Portfolio

(3)    MetLife Balanced Strategy Portfolio

(4)    MetLife Growth Strategy Portfolio

(5)    BlackRock Money Market Portfolio

You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.

JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met);

(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;

(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).

Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.

GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS


In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.

Note that the GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

(See Appendix E for examples of the GWB riders.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT


In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program
                                 ---
portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed

                                 Amount Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years



For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed

Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

     EXAMPLE:

   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.

If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.

Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.

     EXAMPLE:

   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000
   - $0 = $11,000).

   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:

(1)  the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)  the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..    Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

..    for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)  the account value; or


(2)  the enhanced death benefit.


The enhanced death benefit is the greater of (a) or (b) below:

     (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

     (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


          (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

     (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

     (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)  is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage


   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").


10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the

GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


..    made on or after the taxpayer reaches age 59 1/2;


..    made on or after the death of an owner;


..    attributable to the taxpayer's becoming disabled;


..    made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..    under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.




MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by

Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..    The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..    The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..    The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

11. OTHER INFORMATION

METLIFE INVESTORS USA



MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company
(MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.

We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.




The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2006, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:


..    Through your registered representative


..    By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM
     Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..    In writing to our Annuity Service Center


..    By fax at (515) 457-4400 or


..    By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:

..    change the beneficiary.


..    change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..    assign the contract (subject to limitation).


..    change the payment option.


..    exercise all other rights, benefits, options and privileges allowed by the contract or us.




The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.



JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit").

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.721271         11.628364         1,351,749.0063
  01/01/2004    to  12/31/2004       11.628364         12.216087         2,216,614.2986
  01/01/2005    to  12/31/2005       12.216087         13.055494         1,845,780.7359
  01/01/2006    to  12/31/2006       13.055494         14.715075         1,681,372.8277
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.979835           751,289.5807
  01/01/2005    to  12/31/2005       11.979835         13.308023           835,059.7337
  01/01/2006    to  12/31/2006       13.308023         15.197948         1,031,962.6009
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.765644         11.781709         1,944,440.9745
  01/01/2004    to  12/31/2004       11.781709         14.015958         2,895,079.4680
  01/01/2005    to  12/31/2005       14.015958         15.805131         2,751,090.9694
  01/01/2006    to  12/31/2006       15.805131         20.102385         2,862,528.7388
============   ==== ==========       =========         =========         ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.744194         12.053335         1,424,037.3695
  01/01/2004    to  12/31/2004       12.053335         13.610720         1,326,055.6245
  01/01/2005    to  12/31/2005       13.610720         14.518126         1,231,425.6966
  01/01/2006    to  12/31/2006       14.518126         16.434208         1,118,035.4493
============   ==== ==========       =========         =========         ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.517597          6.731495         2,939,421.7723
  01/01/2004    to  12/31/2004        6.731495          7.205146         2,913,112.4155
  01/01/2005    to  12/31/2005        7.205146          8.077921         2,119,856.3566
  01/01/2006    to  12/31/2006        8.077921          7.835262         1,864,011.0022
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247456         10.627269            8,086.7340
  01/01/2006    to  12/31/2006       10.627269         11.180916          193,857.7538
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.346428           31,867.7088
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.728347         16.148717        3,043,791.3676
  01/01/2004    to  12/31/2004       16.148717         17.241340        2,951,732.6696
  01/01/2005    to  12/31/2005       17.241340         17.273419        2,205,759.5223
  01/01/2006    to  12/31/2006       17.273419         18.610680        2,004,715.4933
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.628561         43.205327        1,597,992.6751
  01/01/2004    to  12/31/2004       43.205327         48.039270        1,656,588.5973
  01/01/2005    to  12/31/2005       48.039270         49.028917        1,378,873.7766
  01/01/2006    to  12/31/2006       49.028917         57.004744        1,310,759.5018
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.485576           88,014.0200
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.349917          9.517689        1,369,849.4587
  01/01/2004    to  12/31/2004        9.517689         11.231988        2,488,309.3887
  01/01/2005    to  12/31/2005       11.231988         12.908110        2,064,405.4810
  01/01/2006    to  12/31/2006       12.908110         16.126532        2,095,887.3446
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.118010         10.053407        1,024,266.9615
  01/01/2004    to  12/31/2004       10.053407          9.986845        1,038,005.1340
  01/01/2005    to  04/30/2005        9.986845         10.003169                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         12.842253          770,371.6137
  01/01/2005    to  12/31/2005       12.842253         14.361086          620,485.4876
  01/01/2006    to  12/31/2006       14.361086         19.503665          729,869.7516
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.559555          7.986520        5,587,981.7744
  01/01/2004    to  12/31/2004        7.986520          8.387919        6,348,848.3146
  01/01/2005    to  12/31/2005        8.387919          8.670211        5,438,695.6071
  01/01/2006    to  12/31/2006        8.670211          9.210340        4,963,489.8364
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.442908         2,658,017.4183
  01/01/2004    to  12/31/2004       10.442908         11.236502         3,631,576.4996
  01/01/2005    to  12/31/2005       11.236502         11.245632         2,758,740.9203
  01/01/2006    to  12/31/2006       11.245632         11.143728         2,525,466.7768
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.637690         11.712172         4,747,365.6685
  01/01/2004    to  12/31/2004       11.712172         12.136302         4,541,906.1125
  01/01/2005    to  12/31/2005       12.136302         12.249240         4,194,421.7575
  01/01/2006    to  12/31/2006       12.249240         12.637717         3,970,715.3475
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.439341          7.744019           823,530.0876
  01/01/2004    to  11/19/2004        7.744019          7.962421           930,038.0768
============   ==== ==========       =========         =========         ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.312333          4.612668         1,003,197.0985
  01/01/2004    to  12/31/2004        4.612668          4.356604         1,811,654.0810
  01/01/2005    to  12/31/2005        4.356604          4.774216         1,336,486.7661
  01/01/2006    to  12/31/2006        4.774216          4.964676         1,217,275.7450
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.768320          6.141416         3,875,360.9009
  01/01/2004    to  12/31/2004        6.141416          7.142345         3,798,386.0730
  01/01/2005    to  12/31/2005        7.142345          8.081594         4,168,208.3625
  01/01/2006    to  12/31/2006        8.081594          8.469235         4,101,476.6397
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.479993         11.499992         2,204,028.2289
  01/01/2004    to  12/31/2004       11.499992         14.359765         2,789,605.9918
  01/01/2005    to  12/31/2005       14.359765         16.368827         2,614,232.6949
  01/01/2006    to  12/31/2006       16.368827         18.279602         2,569,424.3193
============   ==== ==========       =========         =========         ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.122514           651,276.7103
  01/01/2005    to  12/31/2005       11.122514         12.226213           496,307.5290
  01/01/2006    to  12/31/2006       12.226213         12.801545           492,284.4045
============   ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998932         10.482927           123,592.2670
  01/01/2006    to  12/31/2006       10.482927         12.009028           388,804.9097
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005       10.003238         10.115353         1,787,666.3266
  01/01/2006    to  12/31/2006       10.115353         10.439484         2,652,583.4142
============   ==== ==========       =========         =========        ===============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.574491         10.804691         4,466,753.8811
  01/01/2004    to  12/31/2004       10.804691         11.959652         7,052,746.9586
  01/01/2005    to  12/31/2005       11.959652         13.002225         7,035,744.2983
  01/01/2006    to  12/31/2006       13.002225         14.683664         6,858,303.6892
============   ==== ==========       =========         =========        ===============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.962708         14.018909         3,128,901.9323
  01/01/2004    to  12/31/2004       14.018909         15.173053         3,222,798.8875
  01/01/2005    to  12/31/2005       15.173053         16.431581         2,899,320.6220
  01/01/2006    to  12/31/2006       16.431581         18.194413         2,717,312.3747
============   ==== ==========       =========         =========        ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.077325          9.771784         1,956,003.9889
  01/01/2004    to  12/31/2004        9.771784         10.507294         2,509,951.1567
  01/01/2005    to  12/31/2005       10.507294         11.776011         2,038,848.2797
  01/01/2006    to  12/31/2006       11.776011         11.917701         1,965,486.7985
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.641292         10.476416         1,586,695.1489
  01/01/2004    to  12/31/2004       10.476416         11.403676         2,766,944.4806
  01/01/2005    to  12/31/2005       11.403676         11.749364         2,889,074.9741
  01/01/2006    to  12/31/2006       11.749364         13.359298         2,682,914.1364
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032             6,938.4022
  01/01/2006    to  12/31/2006       15.964032         16.375307            65,282.4384
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.303038         10.693251         2,326,694.2040
  01/01/2005    to  12/31/2005       10.693251         11.651175         5,310,394.4587
  01/01/2006    to  12/31/2006       11.651175         13.070727         6,013,814.3879
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.103167         10.397106        14,344,105.0800
  01/01/2005    to  12/31/2005       10.397106         10.994107        30,284,092.8176
  01/01/2006    to  12/31/2006       10.994107         12.152378        39,319,947.5583
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.943271         10.113107         1,394,500.7160
  01/01/2005    to  12/31/2005       10.113107         10.430055         3,346,655.1997
  01/01/2006    to  12/31/2006       10.430055         11.183762         4,179,011.9855
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.243077         10.608115        12,239,398.8200
  01/01/2005    to  12/31/2005       10.608115         11.426958        26,220,599.1050
  01/01/2006    to  12/31/2006       11.426958         12.813215        40,037,532.9256
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.013225         10.233375         4,494,540.6410
  01/01/2005    to  12/31/2005       10.233375         10.688727        10,046,993.4560
  01/01/2006    to  12/31/2006       10.688727         11.630632        12,013,044.0543
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF

                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.639989         11.473990         754,676.3210
  01/01/2004    to  12/31/2004       11.473990         11.981598       1,280,199.2526
  01/01/2005    to  12/31/2005       11.981598         12.728544         820,853.3167
  01/01/2006    to  12/31/2006       12.728544         14.260960         740,367.1024
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.931716         465,390.7868
  01/01/2005    to  12/31/2005       11.931716         13.175555         638,172.2854
  01/01/2006    to  12/31/2006       13.175555         14.956929         796,969.2487
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.683960         11.625277       1,067,394.2768
  01/01/2004    to  12/31/2004       11.625277         13.746952       1,667,703.1943
  01/01/2005    to  12/31/2005       13.746952         15.409353       1,282,258.0943
  01/01/2006    to  12/31/2006       15.409353         19.482154       1,443,863.0159
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.653416         11.893317         828,392.8204
  01/01/2004    to  12/31/2004       11.893317         13.349490         765,475.6868
  01/01/2005    to  12/31/2005       13.349490         14.154574         603,413.4304
  01/01/2006    to  12/31/2006       14.154574         15.927114         560,292.1986
============   ==== ==========       =========         =========       ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.448004          6.620031       1,802,196.0562
  01/01/2004    to  12/31/2004        6.620031          7.043338       1,923,348.2733
  01/01/2005    to  12/31/2005        7.043338          7.849430       1,230,788.4022
  01/01/2006    to  12/31/2006        7.849430          7.568189       1,135,831.0174
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246282         10.616793          14,518.9346
  01/01/2006    to  12/31/2006       10.616793         11.103240         778,942.9631
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.304828          24,678.2581
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.542867         15.881558       1,711,235.4675
  01/01/2004    to  12/31/2004       15.881558         16.854422       1,700,183.8269
  01/01/2005    to  12/31/2005       16.854422         16.785051       1,126,430.5272
  01/01/2006    to  12/31/2006       16.785051         17.976644       1,086,758.7958
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.192095         42.490294         1,028,814.3410
  01/01/2004    to  12/31/2004       42.490294         46.960946         1,127,359.5546
  01/01/2005    to  12/31/2005       46.960946         47.642491           838,033.3523
  01/01/2006    to  12/31/2006       47.642491         55.062455           832,858.1777
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988438         10.443386            61,894.0304
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.257269          9.360152           668,332.2299
  01/01/2004    to  12/31/2004        9.360152         10.979856         1,371,702.0629
  01/01/2005    to  12/31/2005       10.979856         12.543118         1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118         15.577096         1,324,091.3409
============   ==== ==========       =========         =========         ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.990594          9.887065           754,276.1323
  01/01/2004    to  12/31/2004        9.887065          9.762689           569,937.6104
  01/01/2005    to  04/30/2005        9.762689          9.759537             3,293.9145
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         12.790697           448,931.1752
  01/01/2005    to  12/31/2005       12.790697         14.218141           457,667.2761
  01/01/2006    to  12/31/2006       14.218141         19.194490           706,727.4837
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.476827          7.854290         3,492,160.9173
  01/01/2004    to  12/31/2004        7.854290          8.199570         4,131,977.5777
  01/01/2005    to  12/31/2005        8.199570          8.424977         2,949,553.7719
  01/01/2006    to  12/31/2006        8.424977          8.896428         2,832,565.6219
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.401088         1,548,238.9531
  01/01/2004    to  12/31/2004       10.401088         11.124393         2,348,867.5763
  01/01/2005    to  12/31/2005       11.124393         11.067004         1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004         10.901283         1,987,044.5726
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.491153         11.518393         2,164,984.1662
  01/01/2004    to  12/31/2004       11.518393         11.863917         2,064,108.2669
  01/01/2005    to  12/31/2005       11.863917         11.902882         1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882         12.207117         2,342,787.3303
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.358161          7.615832           491,229.4686
  01/01/2004    to  11/19/2004        7.615832          7.789155           628,014.4597
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF

                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.270487          4.536216         786,150.0851
  01/01/2004    to  12/31/2004        4.536216          4.258682       1,231,242.5910
  01/01/2005    to  12/31/2005        4.258682          4.639082         948,466.6679
  01/01/2006    to  12/31/2006        4.639082          4.795367         870,261.8653
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.708135          6.039673       2,197,630.1348
  01/01/2004    to  12/31/2004        6.039673          6.981901       1,971,653.9916
  01/01/2005    to  12/31/2005        6.981901          7.852952       1,749,537.6740
  01/01/2006    to  12/31/2006        7.852952          8.180513       1,877,045.2415
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.429221         11.385490       1,287,783.9731
  01/01/2004    to  12/31/2004       11.385490         14.131572       1,715,706.2330
  01/01/2005    to  12/31/2005       14.131572         16.012689       1,610,231.6767
  01/01/2006    to  12/31/2006       16.012689         17.775216       1,771,398.0074
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998438         11.077804         425,828.7454
  01/01/2005    to  12/31/2005       11.077804         12.104461         252,330.7747
  01/01/2006    to  12/31/2006       12.104461         12.598415         414,552.4863
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998438         10.440811          81,993.7821
  01/01/2006    to  12/31/2006       10.440811         11.889440         287,564.3432
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.759123          9.829323         745,305.1838
  01/01/2006    to  12/31/2006        9.829323         10.083779         959,252.7544
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.466410         10.625867       2,611,291.2113
  01/01/2004    to  12/31/2004       10.625867         11.691186       3,771,622.5577
  01/01/2005    to  12/31/2005       11.691186         12.634573       2,990,969.8038
  01/01/2006    to  12/31/2006       12.634573         14.183373       2,926,032.1850
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.824616         13.787013       2,059,838.4388
  01/01/2004    to  12/31/2004       13.787013         14.832557       2,192,766.3823
  01/01/2005    to  12/31/2005       14.832557         15.967065       1,837,384.5287
  01/01/2006    to  12/31/2006       15.967065         17.574617       1,664,990.4354
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF

                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.028934          9.674439         1,172,461.3599
  01/01/2004    to  12/31/2004        9.674439         10.340233         1,645,901.3429
  01/01/2005    to  12/31/2005       10.340233         11.519694         1,126,690.4531
  01/01/2006    to  12/31/2006       11.519694         11.588731         1,222,537.2190
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.560748         10.337295           662,457.2601
  01/01/2004    to  12/31/2004       10.337295         11.184770         1,062,486.9123
  01/01/2005    to  12/31/2005       11.184770         11.455096           948,385.9606
  01/01/2006    to  12/31/2006       11.455096         12.947028           927,907.6398
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039            18,584.4022
  01/01/2006    to  12/31/2006       14.929039         15.222294           106,625.8664
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.299826         10.683074         1,069,672.4010
  01/01/2005    to  12/31/2005       10.683074         11.570684         3,214,740.0473
  01/01/2006    to  12/31/2006       11.570684         12.903002         4,398,997.4450
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100015         10.387206         8,807,823.5290
  01/01/2005    to  12/31/2005       10.387206         10.918136        17,721,069.7741
  01/01/2006    to  12/31/2006       10.918136         11.996419        24,085,573.8268
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940166         10.103473           586,448.2435
  01/01/2005    to  12/31/2005       10.103473         10.357964         1,408,916.6816
  01/01/2006    to  12/31/2006       10.357964         11.040211         2,194,364.1670
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.239883         10.598018         5,966,809.4160
  01/01/2005    to  12/31/2005       10.598018         11.348007        14,686,703.6966
  01/01/2006    to  12/31/2006       11.348007         12.648785        23,609,063.4459
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010099         10.223628         2,954,333.1140
  01/01/2005    to  12/31/2005       10.223628         10.614857         6,636,215.7766
  01/01/2006    to  12/31/2006       10.614857         11.481355         8,463,388.9588
============   ==== ==========       =========         =========        ===============

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.




LAZARD MID-CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason Aggressive Growth Portfolio)

SUBADVISER: ClearBridge Advisors, LLC (formerly Janus Capital Management LLC)


INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.




INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.




INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.



LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



RCM TECHNOLOGY PORTFOLIO (formerly RCM Global Technology Portfolio)


SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID-CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO




SUBADVISER: Morgan Stanley Investment Management, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO




SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO




SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.




WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO




INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO




INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            12000               2000              10000            10000
    2                                2000               8095             8095
    3                                2000               6172             6172
    4             6000               3000               9230             3230           6000
    5                                3000               6309              261           6048
    6                                3000               3359                0           3359
    7                                3000                386                0            386
    8                                 389                  0                0              0
    9                                   0                  0                0              0
   10                                   0                  0                0              0
   11                                   0                  0                0              0
   12                                   0                  0                0              0
   13                                   0                  0                0              0
   14                                   0                  0                0              0
   15                                   0                  0                0              0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            24000               2000              22000            22000
    2                                2000              20209            20209
    3                                2000              18401            18401
    4                                2000              16575            16575
    5                                2000              14732            14732
    6            12000               3000              23872            11872          12000
    7                                3000              21801             8985          12096
    8                                3000              18262             6070          12192
    9                                3000              15417             3128          12289
   10                                3000              12545              157          12387
   11                                3000               9645                0           9645
   12                                3000               6722                0           6722
   13                                3000               3776                0           3776
   14                                3000                806                0            806
   15                                 812                  0                0              0

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT




    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB II is selected.
      Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000).
      Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB II is selected.
      Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2) THE 5% ANNUAL INCREASE AMOUNT


    Example

    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 85th birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase

     Amount") is the value upon which future income payments can be based.

                             [GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]








(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB II rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]

  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                             [GRAPHIC APPEARS HERE]








(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $806; if the owner were age 75, the income base of $162,889 would yield monthly payments of $920.)

    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



                             [GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


                             [GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS




    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.





    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 26, 2007) - GMIB PLUS


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;



   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;




   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Reset is:

   (1) The 6% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:

   (1) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);

   (2) The GMIB Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]





(7) THE OPTIONAL RESET - GMIB PLUS (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 26,
2007)

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset.

The effect of the Optional Reset election is:

   (1) The 5% Annual Increase Amount resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for the same GMIB Plus rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES



The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Unless otherwise noted, these examples are for GWB I and Enhanced GWB. Examples I, J and K are for the Lifetime Withdrawal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (under the GWB I and Enhanced GWB riders) and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.



A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                             [GRAPHIC APPEARS HERE]










     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base

 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18


  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -
$10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                             [GRAPHIC APPEARS HERE]










     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base

 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




F. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) - GWB I AND ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                             [GRAPHIC APPEARS HERE]








     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value

 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




G. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

H.   Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                             [GRAPHIC APPEARS HERE]











Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0




I.   Lifetime Withdrawal Guarantee

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

                             [GRAPHIC APPEARS HERE]










                                    Remaining
Annual                              Guaranteed   Guaranteed
Benefit   Cumulative    Account     Withdrawal   Withdrawal
Payment   Withdrawals   Value       Amount       Amount
 $5,000        $5,000    $100,000     $100,000     $100,000
  5,000        10,000      90,250       95,000      100,000
  5,000        15,000    80,987.5       90,000      100,000
  5,000        20,000   72,188.13       85,000      100,000
  5,000        25,000   63,828.72       80,000      100,000
  5,000        30,000   55,887.28       75,000      100,000
  5,000        35,000   48,342.92       70,000      100,000
  5,000        40,000   41,175.77       65,000      100,000
  5,000        45,000   34,366.98       60,000      100,000
  5,000        50,000   27,898.63       55,000      100,000
  5,000        55,000    21,753.7       50,000      100,000
  5,000        60,000   15,916.02       45,000      100,000
  5,000        65,000   10,370.22       40,000      100,000
  5,000        70,000   5,101.706       35,000      100,000
  5,000        75,000    96.62093       30,000      100,000
  5,000        80,000           0            0      100,000
  5,000        85,000           0            0      100,000
  5,000        90,000           0            0      100,000
  5,000        95,000           0            0      100,000
  5,000       100,000           0            0      100,000




  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

J.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

                             [GRAPHIC APPEARS HERE]










Year         Annual
of First     Benefit
Withdrawal   Payment

         1    $5,000
         2     5,250
         3     5,513
         4     5,788
         5     6,078
         6     6,381
         7     6,700
         8     7,036
         9     7,387
        10     7,757
        11     8,144




K. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

                             [GRAPHIC APPEARS HERE]

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES VA


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2007, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2007.


SAI-407USAVA

TABLE OF CONTENTS                                                         PAGE



COMPANY ................................     2
EXPERTS ................................     2
CUSTODIAN ..............................     2
DISTRIBUTION ...........................     2
     Reduction or Elimination of the         4
  Withdrawal Charge
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     5
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     7
     Mortality and Expense Guarantee ...     7
     Legal or Regulatory Restrictions        7
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
FINANCIAL STATEMENTS ...................    43

COMPANY


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




EXPERTS


The financial statements of MetLife Investors USA Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance adopted on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


The financial statements of the sub-accounts of the MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2004             $183,550,302             $0
2005             $176,095,864             $0
2006             $285,683,129             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2006 ranged from $6,6869,918 to $0. The amount of commissions paid to selected selling firms during 2006 ranged from $44,779,305 to $2,130. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2006 ranged from $44,780,415 to $2,130 . For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Associated Securities Corp.


Brookstreet Securities Corporation
Centaurus Financial, Inc.
CUSO Financial Sevices, L.P.

Davenport & Company
Ferris, Baker Watts Incorporated


First Financial Planners

Founders Financial Securities
Great Southern Bank

Gunn Allen Financial
Harbour Investments, Inc.
H. Beck, Inc.
Huntington Bank
IFMG Securities, Inc.

Infinex Investments, Inc.

Intersecurities, Inc.

Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot

Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors

Lincoln Investment Planning
Medallion Investment Services, Inc.

Merrill Lynch

Morgan Keegan & Company, Inc.
Mutual Service Corporation

National Planning Holdings
NEXT Financial Group
NFP Securities

Piper Jaffray & Company
Planning Corp. of America

PNC Investments
Primerica

Scott & Stringfellow, Inc.

Securities America, Inc.

Sigma Financial Corporation

Standford Group
Tower Square

Transamerica Financial
United Planners' Financial Services of America
U.S. Bancorp Investment, Inc.

UVEST Financial Services Group, Inc.
Valmark Securities

Wallstreet Financial
Walnut Street Securities, Inc.

Waterstone Financial Group, Inc.
Woodbury Financial Services

Workman Securities
XCU Capital Corporation, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.


CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.



The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY



A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2006. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.855004           12,265.6895
  01/01/2002    to  12/31/2002       11.855004          8.483365          332,911.4483
  01/01/2003    to  12/31/2003        8.483365         11.628364        1,351,749.0063
  01/01/2004    to  12/31/2004       11.628364         12.216087        2,216,614.2986
  01/01/2005    to  12/31/2005       12.216087         13.055494        1,845,780.7359
  01/01/2006    to  12/31/2006       13.055494         14.715075        1,681,372.8277
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.979835          751,289.5807
  01/01/2005    to  12/31/2005       11.979835         13.308023          835,059.7337
  01/01/2006    to  12/31/2006       13.308023         15.197948        1,031,962.6009
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.938098            3,561.3631
  01/01/2002    to  12/31/2002       10.938098          8.843411          124,407.6562
  01/01/2003    to  12/31/2003        8.843411         11.781709        1,944,440.9745
  01/01/2004    to  12/31/2004       11.781709         14.015958        2,895,079.4680
  01/01/2005    to  12/31/2005       14.015958         15.805131        2,751,090.9694
  01/01/2006    to  12/31/2006       15.805131         20.102385        2,862,528.7388
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.993732            5,514.8131
  01/01/2002    to  12/31/2002       10.993732          9.677875          221,500.4020
  01/01/2003    to  12/31/2003        9.677875         12.053335        1,424,037.3695
  01/01/2004    to  12/31/2004       12.053335         13.610720        1,326,055.6245
  01/01/2005    to  12/31/2005       13.610720         14.518126        1,231,425.6966
  01/01/2006    to  12/31/2006       14.518126         16.434208        1,118,035.4493
============   ==== ==========       =========         =========        ==============

                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.313773         141,261.7815
  01/01/2002    to  12/31/2002        7.313773          5.209721         646,613.5515
  01/01/2003    to  12/31/2003        5.209721          6.731495       2,939,421.7723
  01/01/2004    to  12/31/2004        6.731495          7.205146       2,913,112.4155
  01/01/2005    to  12/31/2005        7.205146          8.077921       2,119,856.3566
  01/01/2006    to  12/31/2006        8.077921          7.835262       1,864,011.0022
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247456         10.627269           8,086.7340
  01/01/2006    to  12/31/2006       10.627269         11.180916         193,857.7538
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.346428          31,867.7088
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.989418          76,822.8145
  01/01/2002    to  12/31/2002       13.989418         13.729566         549,399.5889
  01/01/2003    to  12/31/2003       13.729566         16.148717       3,043,791.3676
  01/01/2004    to  12/31/2004       16.148717         17.241340       2,951,732.6696
  01/01/2005    to  12/31/2005       17.241340         17.273419       2,205,759.5223
  01/01/2006    to  12/31/2006       17.273419         18.610680       2,004,715.4933
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.425267          71,763.1393
  01/01/2002    to  12/31/2002       41.425267         33.480916         447,743.2489
  01/01/2003    to  12/31/2003       33.480916         43.205327       1,597,992.6751
  01/01/2004    to  12/31/2004       43.205327         48.039270       1,656,588.5973
  01/01/2005    to  12/31/2005       48.039270         49.028917       1,378,873.7766
  01/01/2006    to  12/31/2006       49.028917         57.004744       1,310,759.5018
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988932         10.485576          88,014.0200
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.387714          54,695.0381
  01/01/2002    to  12/31/2002        8.387714          7.302286         483,704.5145
  01/01/2003    to  12/31/2003        7.302286          9.517689       1,369,849.4587
  01/01/2004    to  12/31/2004        9.517689         11.231988       2,488,309.3887
  01/01/2005    to  12/31/2005       11.231988         12.908110       2,064,405.4810
  01/01/2006    to  12/31/2006       12.908110         16.126532       2,095,887.3446
============   ==== ==========       =========         =========       ==============

                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.162217         294,508.2021
  01/01/2002    to  12/31/2002       10.162217         10.140914         670,575.2963
  01/01/2003    to  12/31/2003       10.140914         10.053407       1,024,266.9615
  01/01/2004    to  12/31/2004       10.053407          9.986845       1,038,005.1340
  01/01/2005    to  04/30/2005        9.986845         10.003169               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         12.842253         770,371.6137
  01/01/2005    to  12/31/2005       12.842253         14.361086         620,485.4876
  01/01/2006    to  12/31/2006       14.361086         19.503665         729,869.7516
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.473531         183,404.0859
  01/01/2002    to  12/31/2002        8.473531          6.295082       1,277,509.7466
  01/01/2003    to  12/31/2003        6.295082          7.986520       5,587,981.7744
  01/01/2004    to  12/31/2004        7.986520          8.387919       6,348,848.3146
  01/01/2005    to  12/31/2005        8.387919          8.670211       5,438,695.6071
  01/01/2006    to  12/31/2006        8.670211          9.210340       4,963,489.8364
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.442908       2,658,017.4183
  01/01/2004    to  12/31/2004       10.442908         11.236502       3,631,576.4996
  01/01/2005    to  12/31/2005       11.236502         11.245632       2,758,740.9203
  01/01/2006    to  12/31/2006       11.245632         11.143728       2,525,466.7768
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.544458         262,930.6255
  01/01/2002    to  12/31/2002       10.544458         11.375589       1,717,758.7339
  01/01/2003    to  12/31/2003       11.375589         11.712172       4,747,365.6685
  01/01/2004    to  12/31/2004       11.712172         12.136302       4,541,906.1125
  01/01/2005    to  12/31/2005       12.136302         12.249240       4,194,421.7575
  01/01/2006    to  12/31/2006       12.249240         12.637717       3,970,715.3475
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.072222          72,909.1257
  01/01/2002    to  12/31/2002        8.072222          6.309653         326,542.9084
  01/01/2003    to  12/31/2003        6.309653          7.744019         823,530.0876
  01/01/2004    to  11/19/2004        7.744019          7.962421         930,038.0768
============   ==== ==========       =========         =========       ==============

                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.098184           49,113.5010
  01/01/2002    to  12/31/2002        6.098184          2.965659          351,078.3241
  01/01/2003    to  12/31/2003        2.965659          4.612668        1,003,197.0985
  01/01/2004    to  12/31/2004        4.612668          4.356604        1,811,654.0810
  01/01/2005    to  12/31/2005        4.356604          4.774216        1,336,486.7661
  01/01/2006    to  12/31/2006        4.774216          4.964676        1,217,275.7450
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.243089          122,870.7366
  01/01/2002    to  12/31/2002        8.243089          4.553397          857,020.9813
  01/01/2003    to  12/31/2003        4.553397          6.141416        3,875,360.9009
  01/01/2004    to  12/31/2004        6.141416          7.142345        3,798,386.0730
  01/01/2005    to  12/31/2005        7.142345          8.081594        4,168,208.3625
  01/01/2006    to  12/31/2006        8.081594          8.469235        4,101,476.6397
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.238014          217,902.1405
  01/01/2003    to  12/31/2003        8.238014         11.499992        2,204,028.2289
  01/01/2004    to  12/31/2004       11.499992         14.359765        2,789,605.9918
  01/01/2005    to  12/31/2005       14.359765         16.368827        2,614,232.6949
  01/01/2006    to  12/31/2006       16.368827         18.279602        2,569,424.3193
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998932         11.122514          651,276.7103
  01/01/2005    to  12/31/2005       11.122514         12.226213          496,307.5290
  01/01/2006    to  12/31/2006       12.226213         12.801545          492,284.4045
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998932         10.482927          123,592.2670
  01/01/2006    to  12/31/2006       10.482927         12.009028          388,804.9097
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005       10.003238         10.115353        1,787,666.3266
  01/01/2006    to  12/31/2006       10.115353         10.439484        2,652,583.4142
============   ==== ==========       =========         =========        ==============

                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.164523         226,062.5443
  01/01/2002    to  12/31/2002       10.164523          8.372638       1,454,877.2395
  01/01/2003    to  12/31/2003        8.372638         10.804691       4,466,753.8811
  01/01/2004    to  12/31/2004       10.804691         11.959652       7,052,746.9586
  01/01/2005    to  12/31/2005       11.959652         13.002225       7,035,744.2983
  01/01/2006    to  12/31/2006       13.002225         14.683664       6,858,303.6892
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.957073         161,189.7692
  01/01/2002    to  12/31/2002       11.957073         10.732579         912,536.4123
  01/01/2003    to  12/31/2003       10.732579         14.018909       3,128,901.9323
  01/01/2004    to  12/31/2004       14.018909         15.173053       3,222,798.8875
  01/01/2005    to  12/31/2005       15.173053         16.431581       2,899,320.6220
  01/01/2006    to  12/31/2006       16.431581         18.194413       2,717,312.3747
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.633197         430,856.6897
  01/01/2003    to  12/31/2003        7.633197          9.771784       1,956,003.9889
  01/01/2004    to  12/31/2004        9.771784         10.507294       2,509,951.1567
  01/01/2005    to  12/31/2005       10.507294         11.776011       2,038,848.2797
  01/01/2006    to  12/31/2006       11.776011         11.917701       1,965,486.7985
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.852281          18,910.0961
  01/01/2002    to  12/31/2002       10.852281          8.300023         374,833.1880
  01/01/2003    to  12/31/2003        8.300023         10.476416       1,586,695.1489
  01/01/2004    to  12/31/2004       10.476416         11.403676       2,766,944.4806
  01/01/2005    to  12/31/2005       11.403676         11.749364       2,889,074.9741
  01/01/2006    to  12/31/2006       11.749364         13.359298       2,682,914.1364
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032           6,938.4022
  01/01/2006    to  12/31/2006       15.964032         16.375307          65,282.4384
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.303038         10.693251       2,326,694.2040
  01/01/2005    to  12/31/2005       10.693251         11.651175       5,310,394.4587
  01/01/2006    to  12/31/2006       11.651175         13.070727       6,013,814.3879
============   ==== ==========       =========         =========       ==============

                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.103167         10.397106         14,344,105.0800
  01/01/2005    to  12/31/2005       10.397106         10.994107         30,284,092.8176
  01/01/2006    to  12/31/2006       10.994107         12.152378         39,319,947.5583
============   ==== ==========       =========         =========         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.943271         10.113107          1,394,500.7160
  01/01/2005    to  12/31/2005       10.113107         10.430055          3,346,655.1997
  01/01/2006    to  12/31/2006       10.430055         11.183762          4,179,011.9855
============   ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.243077         10.608115         12,239,398.8200
  01/01/2005    to  12/31/2005       10.608115         11.426958         26,220,599.1050
  01/01/2006    to  12/31/2006       11.426958         12.813215         40,037,532.9256
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.013225         10.233375          4,494,540.6410
  01/01/2005    to  12/31/2005       10.233375         10.688727         10,046,993.4560
  01/01/2006    to  12/31/2006       10.688727         11.630632         12,013,044.0543
============   ==== ==========       =========         =========         ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.852311            2,727.5377
  01/01/2002    to  12/31/2002       11.852311          8.472945          286,442.6237
  01/01/2003    to  12/31/2003        8.472945         11.602508          528,487.2938
  01/01/2004    to  12/31/2004       11.602508         12.176705          514,266.4566
  01/01/2005    to  12/31/2005       12.176705         13.000440          378,144.7250
  01/01/2006    to  12/31/2006       13.000440         14.638413          340,036.0008
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.971801          110,975.8591
  01/01/2005    to  12/31/2005       11.971801         13.285850          107,738.5606
  01/01/2006    to  12/31/2006       13.285850         15.157506           94,852.5033
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.935611            1,661.5408
  01/01/2002    to  12/31/2002       10.935611          8.832552           61,767.4607
  01/01/2003    to  12/31/2003        8.832552         11.755482          567,930.7746
  01/01/2004    to  12/31/2004       11.755482         13.970748          468,461.1555
  01/01/2005    to  12/31/2005       13.970748         15.738453          335,477.5085
  01/01/2006    to  12/31/2006       15.738453         19.997636          349,757.6654
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.991234            1,316.0853
  01/01/2002    to  12/31/2002       10.991234          9.665975          118,900.4673
  01/01/2003    to  12/31/2003        9.665975         12.026501          471,795.8061
  01/01/2004    to  12/31/2004       12.026501         13.566810          293,841.0626
  01/01/2005    to  12/31/2005       13.566810         14.456870          218,218.9503
  01/01/2006    to  12/31/2006       14.456870         16.348558          174,472.6015
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.308054           63,660.6570
  01/01/2002    to  12/31/2002        7.308054          5.200438          480,837.8708
  01/01/2003    to  12/31/2003        5.200438          6.712800        1,065,070.4451
  01/01/2004    to  12/31/2004        6.712800          7.177933          584,753.1445
  01/01/2005    to  12/31/2005        7.177933          8.039394          397,123.9613
  01/01/2006    to  12/31/2006        8.039394          7.790114          363,694.1567
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247260         10.625522                0.0000
  01/01/2006    to  12/31/2006       10.625522         11.167932           38,533.2251
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988849         10.339483            3,756.1881
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.978494           39,278.6617
  01/01/2002    to  12/31/2002       13.978494         13.705136          392,181.6024
  01/01/2003    to  12/31/2003       13.705136         16.103871        1,080,974.2815
  01/01/2004    to  12/31/2004       16.103871         17.176230          648,290.9241
  01/01/2005    to  12/31/2005       17.176230         17.191034          467,958.8220
  01/01/2006    to  12/31/2006       17.191034         18.503458          426,298.2445
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.392944           52,407.8859
  01/01/2002    to  12/31/2002       41.392944         33.421284          328,461.3149
  01/01/2003    to  12/31/2003       33.421284         43.085314          640,274.4970
  01/01/2004    to  12/31/2004       43.085314         47.857828          443,894.2034
  01/01/2005    to  12/31/2005       47.857828         48.795052          338,375.4373
  01/01/2006    to  12/31/2006       48.795052         56.676303          299,001.3290
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988849         10.478532           13,203.7716
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.381159           44,261.7817
  01/01/2002    to  12/31/2002        8.381159          7.289280          389,172.3820
  01/01/2003    to  12/31/2003        7.289280          9.491245          617,615.6489
  01/01/2004    to  12/31/2004        9.491245         11.189560          583,677.1368
  01/01/2005    to  12/31/2005       11.189560         12.846538          431,277.2218
  01/01/2006    to  12/31/2006       12.846538         16.033618          406,916.9031
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032409         10.154282           31,639.8915
  01/01/2002    to  12/31/2002       10.154282         10.122875          330,699.3768
  01/01/2003    to  12/31/2003       10.122875         10.025490          352,116.6137
  01/01/2004    to  12/31/2004       10.025490          9.949131          379,421.0528
  01/01/2005    to  04/30/2005        9.949131          9.962144                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         12.833645          137,236.5826
  01/01/2005    to  12/31/2005       12.833645         14.337160           83,621.5864
  01/01/2006    to  12/31/2006       14.337160         19.451786           90,546.2653
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.466912         187,903.3752
  01/01/2002    to  12/31/2002        8.466912          6.283863       1,098,407.9222
  01/01/2003    to  12/31/2003        6.283863          7.964318       2,288,717.7022
  01/01/2004    to  12/31/2004        7.964318          8.356218       1,898,933.5377
  01/01/2005    to  12/31/2005        8.356218          8.628835       1,522,728.0644
  01/01/2006    to  12/31/2006        8.628835          9.157247       1,304,849.1418
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.435925         878,270.9261
  01/01/2004    to  12/31/2004       10.435925         11.217736         591,684.1184
  01/01/2005    to  12/31/2005       11.217736         11.215657         372,241.8055
  01/01/2006    to  12/31/2006       11.215657         11.102944         344,036.7657
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.536235          95,690.8088
  01/01/2002    to  12/31/2002       10.536235         11.355362       1,063,324.6531
  01/01/2003    to  12/31/2003       11.355362         11.679662       1,746,944.8377
  01/01/2004    to  12/31/2004       11.679662         12.090485       1,158,533.2891
  01/01/2005    to  12/31/2005       12.090485         12.190831         958,135.1736
  01/01/2006    to  12/31/2006       12.190831         12.564918         920,215.1375
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.065922          67,207.7510
  01/01/2002    to  12/31/2002        8.065922          6.298411         258,067.3964
  01/01/2003    to  12/31/2003        6.298411          7.722500         404,829.4974
  01/01/2004    to  11/19/2004        7.722500          7.933271         320,106.1403
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.093409          44,185.6889
  01/01/2002    to  12/31/2002        6.093409          2.960358         183,010.6801
  01/01/2003    to  12/31/2003        2.960358          4.599830         387,204.2476
  01/01/2004    to  12/31/2004        4.599830          4.340121         374,902.9132
  01/01/2005    to  12/31/2005        4.340121          4.751414         291,121.6847
  01/01/2006    to  12/31/2006        4.751414          4.936039         228,976.1397
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.236645          85,522.8017
  01/01/2002    to  12/31/2002        8.236645          4.545270         630,000.4208
  01/01/2003    to  12/31/2003        4.545270          6.124338       1,412,198.5584
  01/01/2004    to  12/31/2004        6.124338          7.115346         782,937.5564
  01/01/2005    to  12/31/2005        7.115346          8.043025         699,058.4751
  01/01/2006    to  12/31/2006        8.043025          8.420410         609,774.3647
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.232502         186,055.8904
  01/01/2003    to  12/31/2003        8.232502         11.480838         737,651.3214
  01/01/2004    to  12/31/2004       11.480838         14.321488         525,778.8905
  01/01/2005    to  12/31/2005       14.321488         16.308935         381,852.4187
  01/01/2006    to  12/31/2006       16.308935         18.194563         345,512.2969
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998849         11.115049          97,649.7026
  01/01/2005    to  12/31/2005       11.115049         12.205834          49,967.7938
  01/01/2006    to  12/31/2006       12.205834         12.767461          56,895.4717
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998849         10.475896          13,574.0447
  01/01/2006    to  12/31/2006       10.475896         11.989012          35,174.0120
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131         10.067108         311,708.8445
  01/01/2006    to  12/31/2006       10.067108         10.379339         311,719.9901
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.156586         188,512.1789
  01/01/2002    to  12/31/2002       10.156586          8.357717       1,029,327.1623
  01/01/2003    to  12/31/2003        8.357717         10.774657       1,780,472.6958
  01/01/2004    to  12/31/2004       10.774657         11.914458       1,643,359.7116
  01/01/2005    to  12/31/2005       11.914458         12.940186       1,298,023.2971
  01/01/2006    to  12/31/2006       12.940186         14.599039       1,170,674.5812
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.947753         100,591.8095
  01/01/2002    to  12/31/2002       11.947753         10.713489         654,589.4979
  01/01/2003    to  12/31/2003       10.713489         13.979999       1,248,378.3443
  01/01/2004    to  12/31/2004       13.979999         15.115774         861,229.6083
  01/01/2005    to  12/31/2005       15.115774         16.353241         715,239.8882
  01/01/2006    to  12/31/2006       16.353241         18.089623         624,598.6039
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.628086         309,963.6215
  01/01/2003    to  12/31/2003        7.628086          9.755498         633,772.9831
  01/01/2004    to  12/31/2004        9.755498         10.479270         484,756.6882
  01/01/2005    to  12/31/2005       10.479270         11.732904         294,668.3504
  01/01/2006    to  12/31/2006       11.732904         11.862235         270,044.5448
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.849814            4,338.9645
  01/01/2002    to  12/31/2002       10.849814          8.289818          419,964.7101
  01/01/2003    to  12/31/2003        8.289818         10.453078          866,010.5131
  01/01/2004    to  12/31/2004       10.453078         11.366871          774,439.1885
  01/01/2005    to  12/31/2005       11.366871         11.699773          684,474.3394
  01/01/2006    to  12/31/2006       11.699773         13.289654          635,296.8127
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857         15.786672           63,577.1450
  01/01/2006    to  12/31/2006       15.786672         16.177236                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.302502         10.691554          423,653.0455
  01/01/2005    to  12/31/2005       10.691554         11.637720          842,785.6994
  01/01/2006    to  12/31/2006       11.637720         13.042619          865,985.8199
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.102642         10.395455        2,131,841.0010
  01/01/2005    to  12/31/2005       10.395455         10.981407        3,317,209.3937
  01/01/2006    to  12/31/2006       10.981407         12.126242        3,443,230.6998
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.942753         10.111501          251,883.7423
  01/01/2005    to  12/31/2005       10.111501         10.418004          325,570.8705
  01/01/2006    to  12/31/2006       10.418004         11.159705          336,242.0816
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.242545         10.606431        1,612,727.0590
  01/01/2005    to  12/31/2005       10.606431         11.413760        2,588,357.6661
  01/01/2006    to  12/31/2006       11.413760         12.785659        2,705,623.6941
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.012704         10.231750        1,118,951.6810
  01/01/2005    to  12/31/2005       10.231750         10.676378        1,295,927.8258
  01/01/2006    to  12/31/2006       10.676378         11.605616        1,317,042.5067
============   ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.594771         508,558.9718
  01/01/2004    to  12/31/2004       11.594771         12.156391       1,007,144.4117
  01/01/2005    to  12/31/2005       12.156391         12.965826         758,178.4177
  01/01/2006    to  12/31/2006       12.965826         14.584886         715,236.5733
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.963775         385,752.4248
  01/01/2005    to  12/31/2005       11.963775         13.263723         471,799.0265
  01/01/2006    to  12/31/2006       13.263723         15.117186         490,380.3953
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.751972         11.747643         756,819.7494
  01/01/2004    to  12/31/2004       11.747643         13.947450       1,351,551.7323
  01/01/2005    to  12/31/2005       13.947450         15.696557       1,096,728.8216
  01/01/2006    to  12/31/2006       15.696557         19.924541       1,181,055.9347
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.728989         12.018475         480,095.4897
  01/01/2004    to  12/31/2004       12.018475         13.544176         472,333.6992
  01/01/2005    to  12/31/2005       13.544176         14.418376         360,528.5486
  01/01/2006    to  12/31/2006       14.418376         16.288783         322,292.7085
============   ==== ==========       =========         =========       ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.505944          6.708323       1,029,156.0732
  01/01/2004    to  12/31/2004        6.708323          7.165960       1,409,714.5048
  01/01/2005    to  12/31/2005        7.165960          8.017990         912,555.5370
  01/01/2006    to  12/31/2006        8.017990          7.761627         865,107.0244
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.247064         10.623775           9,324.5179
  01/01/2006    to  12/31/2006       10.623775         11.154963          81,551.1511
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988767         10.332542          11,206.9474
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.697264         16.093112         923,928.1901
  01/01/2004    to  12/31/2004       16.093112         17.147561       1,131,596.6690
  01/01/2005    to  12/31/2005       17.147561         17.145239         748,444.4360
  01/01/2006    to  12/31/2006       17.145239         18.435781         730,961.6142
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.555426         43.056580         525,677.3736
  01/01/2004    to  12/31/2004       43.056580         47.778007         722,605.9075
  01/01/2005    to  12/31/2005       47.778007         48.665131         556,709.7101
  01/01/2006    to  12/31/2006       48.665131         56.469091         565,427.4055
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988767         10.471493          31,376.9890
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.334391          9.484912         341,186.9079
  01/01/2004    to  12/31/2004        9.484912         11.170897         931,002.4173
  01/01/2005    to  12/31/2005       11.170897         12.812338         718,459.0428
  01/01/2006    to  12/31/2006       12.812338         15.975005         849,134.1505
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.096666         10.018792         199,522.4947
  01/01/2004    to  12/31/2004       10.018792          9.932521         321,584.5729
  01/01/2005    to  04/30/2005        9.932521          9.942272               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         12.825046         341,279.4008
  01/01/2005    to  12/31/2005       12.825046         14.313282         284,966.0807
  01/01/2006    to  12/31/2006       14.313282         19.400065         341,923.2420
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.545686          7.959003       1,870,642.0503
  01/01/2004    to  12/31/2004        7.959003          8.342276       2,688,780.5124
  01/01/2005    to  12/31/2005        8.342276          8.605857       2,117,060.4438
  01/01/2006    to  12/31/2006        8.605857          9.123759       2,000,058.6283
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.428951         979,191.3103
  01/01/2004    to  12/31/2004       10.428951         11.199010       1,664,254.2638
  01/01/2005    to  12/31/2005       11.199010         11.185776       1,258,097.5813
  01/01/2006    to  12/31/2006       11.185776         11.062326       1,081,097.2073
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.613154         11.671860         984,214.9295
  01/01/2004    to  12/31/2004       11.671860         12.070302       1,124,179.3780
  01/01/2005    to  12/31/2005       12.070302         12.158353         934,478.0215
  01/01/2006    to  12/31/2006       12.158353         12.518956       1,006,056.1846
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.425734          7.717350         184,539.7269
  01/01/2004    to  11/19/2004        7.717350          7.920970         303,419.9832
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.305316          4.596762         376,764.9283
  01/01/2004    to  12/31/2004        4.596762          4.332878         944,721.5371
  01/01/2005    to  12/31/2005        4.332878          4.738761         763,828.3954
  01/01/2006    to  12/31/2006        4.738761          4.917987         735,899.2357
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.758231          6.120250       1,265,528.1007
  01/01/2004    to  12/31/2004        6.120250          7.103474       1,418,696.1502
  01/01/2005    to  12/31/2005        7.103474          8.021608       1,505,958.0827
  01/01/2006    to  12/31/2006        8.021608          8.389616       1,301,126.7319
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.471513         11.473181         822,102.8845
  01/01/2004    to  12/31/2004       11.473181         14.297607       1,262,122.0154
  01/01/2005    to  12/31/2005       14.297607         16.265528       1,141,959.3647
  01/01/2006    to  12/31/2006       16.265528         18.128055       1,061,165.5239
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998767         11.107592         304,226.4600
  01/01/2005    to  12/31/2005       11.107592         12.185496         187,019.8349
  01/01/2006    to  12/31/2006       12.185496         12.733479         195,773.9448
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998767         10.468869          77,238.6746
  01/01/2006    to  12/31/2006       10.468869         11.969030         182,103.1289
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.942177         10.040284         314,820.6458
  01/01/2006    to  12/31/2006       10.040284         10.341366         648,996.2731
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.767472       1,337,704.9715
  01/01/2004    to  12/31/2004       10.767472         11.894586       2,810,933.8280
  01/01/2005    to  12/31/2005       11.894586         12.905737       2,340,963.5903
  01/01/2006    to  12/31/2006       12.905737         14.545670       2,305,536.6054
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.970674         998,905.5531
  01/01/2004    to  12/31/2004       13.970674         15.090555       1,258,947.6906
  01/01/2005    to  12/31/2005       15.090555         16.309697       1,065,949.9144
  01/01/2006    to  12/31/2006       16.309697         18.023482         979,787.7027
============   ==== ==========       =========         =========       ==============

                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.748996           790,492.1098
  01/01/2004    to  12/31/2004        9.748996         10.461794         1,210,962.0864
  01/01/2005    to  12/31/2005       10.461794         11.701673           963,570.1510
  01/01/2006    to  12/31/2006       11.701673         11.818868           900,755.2061
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.446114           527,967.2267
  01/01/2004    to  12/31/2004       10.446114         11.347920           906,649.8217
  01/01/2005    to  12/31/2005       11.347920         11.668631           910,222.5291
  01/01/2006    to  12/31/2006       11.668631         13.241076           859,032.6016
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653         15.611281           139,800.7028
  01/01/2006    to  12/31/2006       15.611281         15.981559           237,649.2315
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301967         10.689858         1,667,502.9330
  01/01/2005    to  12/31/2005       10.689858         11.624285         2,989,218.8353
  01/01/2006    to  12/31/2006       11.624285         13.014582         3,243,607.4584
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.102117         10.393805         6,546,978.7990
  01/01/2005    to  12/31/2005       10.393805         10.968727        13,965,365.0188
  01/01/2006    to  12/31/2006       10.968727         12.100171        16,563,341.4943
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.942236         10.109895           309,388.4846
  01/01/2005    to  12/31/2005       10.109895         10.405971           846,563.9767
  01/01/2006    to  12/31/2006       10.405971         11.135709         1,226,978.5669
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.242012         10.604748         5,614,494.9200
  01/01/2005    to  12/31/2005       10.604748         11.400582        12,106,413.7772
  01/01/2006    to  12/31/2006       11.400582         12.758172        15,990,624.8470
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.012183         10.230125         1,561,629.5600
  01/01/2005    to  12/31/2005       10.230125         10.664048         3,762,480.2562
  01/01/2006    to  12/31/2006       10.664048         11.580662         4,594,947.6354
============   ==== ==========       =========         =========        ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284           28,117.1670
  01/01/2002    to  12/31/2002       11.848284          8.457339          885,410.3746
  01/01/2003    to  12/31/2003        8.457339         11.563798        2,268,579.5739
  01/01/2004    to  12/31/2004       11.563798         12.117839        3,030,400.5294
  01/01/2005    to  12/31/2005       12.117839         12.918267        2,267,560.3441
  01/01/2006    to  12/31/2006       12.918267         14.524142        2,367,140.1379
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.959762        1,102,347.7665
  01/01/2005    to  12/31/2005       11.959762         13.252669        1,255,052.0060
  01/01/2006    to  12/31/2006       13.252669         15.097059        1,840,179.4484
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.931888            4,037.2252
  01/01/2002    to  12/31/2002       10.931888          8.816298          276,216.8987
  01/01/2003    to  12/31/2003        8.816298         11.716282        2,862,323.8722
  01/01/2004    to  12/31/2004       11.716282         13.903248        3,433,073.0381
  01/01/2005    to  12/31/2005       13.903248         15.639015        3,053,798.5167
  01/01/2006    to  12/31/2006       15.639015         19.841608        3,839,493.5102
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.987487           20,124.3000
  01/01/2002    to  12/31/2002       10.987487          9.648180          538,310.0754
  01/01/2003    to  12/31/2003        9.648180         11.986389        2,255,146.6683
  01/01/2004    to  12/31/2004       11.986389         13.501246        1,793,295.2164
  01/01/2005    to  12/31/2005       13.501246         14.365513        1,502,465.8760
  01/01/2006    to  12/31/2006       14.365513         16.220973        1,416,020.0097
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.299489          375,946.0256
  01/01/2002    to  12/31/2002        7.299489          5.186539        1,550,682.3521
  01/01/2003    to  12/31/2003        5.186539          6.684840        4,963,173.8274
  01/01/2004    to  12/31/2004        6.684840          7.137295        4,250,790.1304
  01/01/2005    to  12/31/2005        7.137295          7.981937        2,950,067.8894
  01/01/2006    to  12/31/2006        7.981937          7.722873        3,052,274.0469
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246967         10.622902           11,199.5403
  01/01/2006    to  12/31/2006       10.622902         11.148484          782,041.0111
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.329074         193,617.3219
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.962133         337,551.0448
  01/01/2002    to  12/31/2002       13.962133         13.668578       2,112,043.8536
  01/01/2003    to  12/31/2003       13.668578         16.036858       6,432,602.9652
  01/01/2004    to  12/31/2004       16.036858         17.079057       5,049,160.4140
  01/01/2005    to  12/31/2005       17.079057         17.068231       3,421,340.7498
  01/01/2006    to  12/31/2006       17.068231         18.343828       3,378,801.5732
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.344503         194,262.4069
  01/01/2002    to  12/31/2002       41.344503         33.332049       1,007,684.6491
  01/01/2003    to  12/31/2003       33.332049         42.905952       2,717,972.9723
  01/01/2004    to  12/31/2004       42.905952         47.587002       2,478,937.4046
  01/01/2005    to  12/31/2005       47.587002         48.446417       1,980,166.9179
  01/01/2006    to  12/31/2006       48.446417         56.187289       1,972,468.7829
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988726         10.467975         234,049.8683
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.371336         253,462.5773
  01/01/2002    to  12/31/2002        8.371336          7.269814       1,423,606.5757
  01/01/2003    to  12/31/2003        7.269814          9.451731       2,681,802.5049
  01/01/2004    to  12/31/2004        9.451731         11.126240       3,948,676.3779
  01/01/2005    to  12/31/2005       11.126240         12.754761       3,011,325.8171
  01/01/2006    to  12/31/2006       12.754761         15.895291       3,499,951.2116
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.142394         431,445.5300
  01/01/2002    to  12/31/2002       10.142394         10.095861       2,283,173.6792
  01/01/2003    to  12/31/2003       10.095861          9.983746       2,948,898.2150
  01/01/2004    to  12/31/2004        9.983746          9.892815       2,479,422.6610
  01/01/2005    to  04/30/2005        9.892815          9.900912          71,090.2589
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         12.820747       1,285,526.3249
  01/01/2005    to  12/31/2005       12.820747         14.301354       1,037,085.5635
  01/01/2006    to  12/31/2006       14.301354         19.374246       1,550,846.3065
============   ==== ==========       =========         =========       ==============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.456989           612,798.0288
  01/01/2002    to  12/31/2002        8.456989          6.267067         3,252,130.4928
  01/01/2003    to  12/31/2003        6.267067          7.931148         9,406,939.8845
  01/01/2004    to  12/31/2004        7.931148          8.308913        10,385,882.8179
  01/01/2005    to  12/31/2005        8.308913          8.567167         7,959,046.9005
  01/01/2006    to  12/31/2006        8.567167          9.078212         7,444,317.5078
============   ==== ==========       =========         =========        ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.425465         4,619,316.3976
  01/01/2004    to  12/31/2004       10.425465         11.189656         5,890,782.1348
  01/01/2005    to  12/31/2005       11.189656         11.170860         4,640,469.4529
  01/01/2006    to  12/31/2006       11.170860         11.042066         4,659,084.7052
============   ==== ==========       =========         =========        ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.523893           594,267.2482
  01/01/2002    to  12/31/2002       10.523893         11.325063         4,438,758.8429
  01/01/2003    to  12/31/2003       11.325063         11.631034         8,254,960.4589
  01/01/2004    to  12/31/2004       11.631034         12.022053         7,156,721.7548
  01/01/2005    to  12/31/2005       12.022053         12.103714         6,140,732.1433
  01/01/2006    to  12/31/2006       12.103714         12.456484         6,241,551.6398
============   ==== ==========       =========         =========        ===============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.056476           266,878.5685
  01/01/2002    to  12/31/2002        8.056476          6.281590           901,094.8229
  01/01/2003    to  12/31/2003        6.281590          7.690349         1,817,499.2312
  01/01/2004    to  11/19/2004        7.690349          7.889764         2,035,854.2350
============   ==== ==========       =========         =========        ===============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.086250           213,915.6068
  01/01/2002    to  12/31/2002        6.086250          2.952425           883,327.5873
  01/01/2003    to  12/31/2003        2.952425          4.580635         1,633,943.3731
  01/01/2004    to  12/31/2004        4.580635          4.315511         2,454,413.2550
  01/01/2005    to  12/31/2005        4.315511          4.717416         1,827,496.1004
  01/01/2006    to  12/31/2006        4.717416          4.893393         2,017,174.2673
============   ==== ==========       =========         =========        ===============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.226988           413,454.3044
  01/01/2002    to  12/31/2002        8.226988          4.533110         1,942,616.5055
  01/01/2003    to  12/31/2003        4.533110          6.098811         6,058,122.8378
  01/01/2004    to  12/31/2004        6.098811          7.075043         5,077,616.0133
  01/01/2005    to  12/31/2005        7.075043          7.985522         4,887,124.2422
  01/01/2006    to  12/31/2006        7.985522          8.347710         5,129,926.6394
============   ==== ==========       =========         =========        ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.224231         574,173.6446
  01/01/2003    to  12/31/2003        8.224231         11.452136       3,289,763.0104
  01/01/2004    to  12/31/2004       11.452136         14.264232       3,613,703.7635
  01/01/2005    to  12/31/2005       14.264232         16.219476       3,159,008.3602
  01/01/2006    to  12/31/2006       16.219476         18.067717       3,490,210.3731
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998726         11.103863         807,745.9515
  01/01/2005    to  12/31/2005       11.103863         12.175337         526,216.8326
  01/01/2006    to  12/31/2006       12.175337         12.716515         822,609.2209
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998726         10.465357         290,014.4667
  01/01/2006    to  12/31/2006       10.465357         11.959052       1,032,186.8204
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900777          9.995162       3,039,676.2882
  01/01/2006    to  12/31/2006        9.995162         10.289758       3,814,479.9963
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.144691         642,550.3776
  01/01/2002    to  12/31/2002       10.144691          8.335400       3,375,423.5555
  01/01/2003    to  12/31/2003        8.335400         10.729806       7,298,409.0367
  01/01/2004    to  12/31/2004       10.729806         11.847038       8,923,006.6889
  01/01/2005    to  12/31/2005       11.847038         12.847742       7,396,347.7022
  01/01/2006    to  12/31/2006       12.847742         14.473087       7,633,129.8588
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.933782         485,066.9543
  01/01/2002    to  12/31/2002       11.933782         10.684902       2,278,921.2261
  01/01/2003    to  12/31/2003       10.684902         13.921813       5,568,162.6649
  01/01/2004    to  12/31/2004       13.921813         15.030239       4,728,111.6992
  01/01/2005    to  12/31/2005       15.030239         16.236413       4,041,727.0568
  01/01/2006    to  12/31/2006       16.236413         17.933554       3,962,750.8350
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419       1,050,939.2922
  01/01/2003    to  12/31/2003        7.620419          9.731099       3,449,109.3346
  01/01/2004    to  12/31/2004        9.731099         10.437354       3,838,975.7645
  01/01/2005    to  12/31/2005       10.437354         11.668521       2,877,686.1189
  01/01/2006    to  12/31/2006       11.668521         11.779506       3,022,831.1946
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117           60,513.3225
  01/01/2002    to  12/31/2002       10.846117          8.274548          974,270.3069
  01/01/2003    to  12/31/2003        8.274548         10.418203        2,321,792.9079
  01/01/2004    to  12/31/2004       10.418203         11.311929        3,866,252.2493
  01/01/2005    to  12/31/2005       11.311929         11.625825        3,980,676.4049
  01/01/2006    to  12/31/2006       11.625825         13.185925        3,772,231.0537
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317           47,979.6539
  01/01/2006    to  12/31/2006       15.524317         15.884610          161,548.7856
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301699         10.689009        2,649,613.2340
  01/01/2005    to  12/31/2005       10.689009         11.617570        5,300,779.7737
  01/01/2006    to  12/31/2006       11.617570         13.000581        7,468,528.3660
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101854         10.392980       19,253,700.8800
  01/01/2005    to  12/31/2005       10.392980         10.962390       41,877,501.8531
  01/01/2006    to  12/31/2006       10.962390         12.087152       64,425,856.1014
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941977         10.109092        2,013,349.9680
  01/01/2005    to  12/31/2005       10.109092         10.399957        6,980,567.5684
  01/01/2006    to  12/31/2006       10.399957         11.123726        9,747,921.0275
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241746         10.603907       15,209,446.5400
  01/01/2005    to  12/31/2005       10.603907         11.393996       32,218,154.4778
  01/01/2006    to  12/31/2006       11.393996         12.744446       64,374,999.9162
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011923         10.229313        6,153,817.0840
  01/01/2005    to  12/31/2005       10.229313         10.657886       13,175,600.1368
  01/01/2006    to  12/31/2006       10.657886         11.568201       19,584,843.4273
============   ==== ==========       =========         =========       ===============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.845599           40,372.3824
  01/01/2002    to  12/31/2002       11.845599          8.446962          722,370.5304
  01/01/2003    to  12/31/2003        8.446962         11.538078        1,482,751.0855
  01/01/2004    to  12/31/2004       11.538078         12.078766        1,685,925.2184
  01/01/2005    to  12/31/2005       12.078766         12.863783        1,213,341.4530
  01/01/2006    to  12/31/2006       12.863783         14.448465        1,125,427.8246
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.951741          477,074.9357
  01/01/2005    to  12/31/2005       11.951741         13.230588          433,735.8007
  01/01/2006    to  12/31/2006       13.230588         15.056884          509,180.0631
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.929396            1,596.2444
  01/01/2002    to  12/31/2002       10.929396          8.805453          200,259.1478
  01/01/2003    to  12/31/2003        8.805453         11.690181        1,800,857.3596
  01/01/2004    to  12/31/2004       11.690181         13.858377        1,893,872.6921
  01/01/2005    to  12/31/2005       13.858377         15.573010        1,460,926.9241
  01/01/2006    to  12/31/2006       15.573010         19.738183        1,444,291.5282
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.984994           21,430.4004
  01/01/2002    to  12/31/2002       10.984994          9.636340          372,265.9861
  01/01/2003    to  12/31/2003        9.636340         11.959724        1,390,805.3998
  01/01/2004    to  12/31/2004       11.959724         13.457712        1,044,402.9697
  01/01/2005    to  12/31/2005       13.457712         14.304925          901,098.2128
  01/01/2006    to  12/31/2006       14.304925         16.136462          798,060.0015
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (FORMERLY JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.293775          200,665.6505
  01/01/2002    to  12/31/2002        7.293775          5.177286        1,182,455.2685
  01/01/2003    to  12/31/2003        5.177286          6.666256        3,040,597.8790
  01/01/2004    to  12/31/2004        6.666256          7.110320        2,240,054.2473
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,493,694.9694
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,319,287.8541
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246771         10.621157            1,461.1723
  01/01/2006    to  12/31/2006       10.621157         11.135542           97,913.2279
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.322142           37,091.0910
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.951241           98,860.4297
  01/01/2002    to  12/31/2002       13.951241         13.644245        1,433,749.7065
  01/01/2003    to  12/31/2003       13.644245         15.992320        3,417,720.2748
  01/01/2004    to  12/31/2004       15.992320         17.014558        2,491,874.8192
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,707,181.4409
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,511,266.0668
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.312239          154,864.3979
  01/01/2002    to  12/31/2002       41.312239         33.272684          866,333.4857
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,850,654.0769
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,488,211.5584
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,165,322.0002
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,063,571.5275
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988644         10.460946           75,004.0443
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.364799          129,003.6811
  01/01/2002    to  12/31/2002        8.364799          7.256874        1,070,822.3007
  01/01/2003    to  12/31/2003        7.256874          9.425479        1,546,831.2953
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,973,434.6670
  01/01/2005    to  12/31/2005       11.084222         12.693933        1,519,906.5715
  01/01/2006    to  12/31/2006       12.693933         15.803723        1,675,995.6328
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.134478          219,948.2744
  01/01/2002    to  12/31/2002       10.134478         10.077903        1,572,815.7956
  01/01/2003    to  12/31/2003       10.077903          9.956033        1,516,693.5265
  01/01/2004    to  12/31/2004        9.956033          9.855466        1,344,613.7000
  01/01/2005    to  04/30/2005        9.855466          9.860317                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         12.812153          568,357.1101
  01/01/2005    to  12/31/2005       12.812153         14.277527          395,543.4809
  01/01/2006    to  12/31/2006       14.277527         19.322711          453,956.1167
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.450379         360,423.9784
  01/01/2002    to  12/31/2002        8.450379          6.255898       2,701,558.8170
  01/01/2003    to  12/31/2003        6.255898          7.909106       6,125,313.9186
  01/01/2004    to  12/31/2004        7.909106          8.277517       5,627,959.2383
  01/01/2005    to  12/31/2005        8.277517          8.526290       4,240,760.7630
  01/01/2006    to  12/31/2006        8.526290          9.025889       3,917,052.0073
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.418489       2,657,135.0362
  01/01/2004    to  12/31/2004       10.418489         11.170963       2,588,620.0762
  01/01/2005    to  12/31/2005       11.170963         11.141080       1,815,134.7662
  01/01/2006    to  12/31/2006       11.141080         11.001649       1,705,064.6921
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.515687         355,008.2887
  01/01/2002    to  12/31/2002       10.515687         11.304919       3,428,408.9805
  01/01/2003    to  12/31/2003       11.304919         11.598744       4,916,658.1773
  01/01/2004    to  12/31/2004       11.598744         11.976661       3,713,382.2728
  01/01/2005    to  12/31/2005       11.976661         12.045993       3,069,684.8285
  01/01/2006    to  12/31/2006       12.045993         12.384722       3,004,460.8663
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.050186         207,533.2474
  01/01/2002    to  12/31/2002        8.050186          6.270402         799,574.2621
  01/01/2003    to  12/31/2003        6.270402          7.668982       1,192,672.1819
  01/01/2004    to  11/19/2004        7.668982          7.860884       1,063,826.7850
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.081488          99,431.4277
  01/01/2002    to  12/31/2002        6.081488          2.947164         447,788.5981
  01/01/2003    to  12/31/2003        2.947164          4.567923       1,190,199.1530
  01/01/2004    to  12/31/2004        4.567923          4.299219       1,375,292.1160
  01/01/2005    to  12/31/2005        4.299219          4.694924       1,041,016.5365
  01/01/2006    to  12/31/2006        4.694924          4.865207         977,499.3370
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.220557         269,557.5629
  01/01/2002    to  12/31/2002        8.220557          4.525032       1,726,869.5986
  01/01/2003    to  12/31/2003        4.525032          6.081870       4,006,200.0912
  01/01/2004    to  12/31/2004        6.081870          7.048322       2,765,448.7425
  01/01/2005    to  12/31/2005        7.048322          7.947436       2,381,258.1746
  01/01/2006    to  12/31/2006        7.947436          8.299611       2,133,250.2131
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.218733         605,519.3266
  01/01/2003    to  12/31/2003        8.218733         11.433062       2,150,386.2473
  01/01/2004    to  12/31/2004       11.433062         14.226210       2,040,391.3429
  01/01/2005    to  12/31/2005       14.226210         16.160130       1,768,021.0904
  01/01/2006    to  12/31/2006       16.160130         17.983664       1,676,491.5926
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998644         11.096411         440,580.9814
  01/01/2005    to  12/31/2005       11.096411         12.155042         222,582.1272
  01/01/2006    to  12/31/2006       12.155042         12.682656         224,564.1266
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998644         10.458340          72,647.9975
  01/01/2006    to  12/31/2006       10.458340         11.939126         135,900.9890
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860101          9.947503       1,208,087.1075
  01/01/2006    to  12/31/2006        9.947503         10.230491       1,331,507.1674
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.136771         411,598.0340
  01/01/2002    to  12/31/2002       10.136771          8.320551       2,576,279.4317
  01/01/2003    to  12/31/2003        8.320551         10.699997       4,532,908.6121
  01/01/2004    to  12/31/2004       10.699997         11.802287       4,850,017.5631
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,793,667.2169
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,562,636.9670
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.924478         285,336.2915
  01/01/2002    to  12/31/2002       11.924478         10.665887       1,968,096.2417
  01/01/2003    to  12/31/2003       10.665887         13.883167       3,688,778.9808
  01/01/2004    to  12/31/2004       13.883167         14.973492       2,836,827.6471
  01/01/2005    to  12/31/2005       14.973492         16.158995       2,279,554.3064
  01/01/2006    to  12/31/2006       16.158995         17.830257       1,983,617.8488
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315       1,073,693.6827
  01/01/2003    to  12/31/2003        7.615315          9.714878       2,017,856.2237
  01/01/2004    to  12/31/2004        9.714878         10.409513       1,755,936.0453
  01/01/2005    to  12/31/2005       10.409513         11.625804       1,144,312.5058
  01/01/2006    to  12/31/2006       11.625804         11.724679       1,109,070.1458
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650           18,876.8867
  01/01/2002    to  12/31/2002       10.843650          8.264381          872,377.2426
  01/01/2003    to  12/31/2003        8.264381         10.395014        1,538,007.3438
  01/01/2004    to  12/31/2004       10.395014         11.275442        1,808,666.3091
  01/01/2005    to  12/31/2005       11.275442         11.576776        1,879,819.8668
  01/01/2006    to  12/31/2006       11.576776         13.117210        1,674,556.1560
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902           13,607.1637
  01/01/2006    to  12/31/2006       15.351902         15.692541          334,634.4450
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.301164         10.687313        2,304,564.3300
  01/01/2005    to  12/31/2005       10.687313         11.604154        3,797,155.8861
  01/01/2006    to  12/31/2006       11.604154         12.972623        3,696,892.5187
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.101328         10.391330        9,244,968.6310
  01/01/2005    to  12/31/2005       10.391330         10.949726       15,654,665.8225
  01/01/2006    to  12/31/2006       10.949726         12.061156       15,970,090.4093
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.941459         10.107486          544,182.6754
  01/01/2005    to  12/31/2005       10.107486         10.387940        1,172,854.2321
  01/01/2006    to  12/31/2006       10.387940         11.099798        1,155,380.4528
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.241214         10.602224        7,443,048.7610
  01/01/2005    to  12/31/2005       10.602224         11.380836       13,124,730.2207
  01/01/2006    to  12/31/2006       11.380836         12.717038       14,850,374.1630
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.011402         10.227688        2,738,870.9120
  01/01/2005    to  12/31/2005       10.227688         10.645573        4,949,049.8811
  01/01/2006    to  12/31/2006       10.645573         11.543319        5,383,931.7361
============   ==== ==========       =========         =========       ===============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.660245         11.512395         1,016,218.6566
  01/01/2004    to  12/31/2004       11.512395         12.039797         1,852,928.5555
  01/01/2005    to  12/31/2005       12.039797         12.809506         1,105,784.6984
  01/01/2006    to  12/31/2006       12.809506         14.373156         1,107,678.6553
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.943726           765,505.5042
  01/01/2005    to  12/31/2005       11.943726         13.208544           945,753.5764
  01/01/2006    to  12/31/2006       13.208544         15.016817         1,186,087.0928
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.704299         11.664171         1,582,080.9990
  01/01/2004    to  12/31/2004       11.664171         13.813691         2,499,190.8720
  01/01/2005    to  12/31/2005       13.813691         15.507328         2,150,637.1787
  01/01/2006    to  12/31/2006       15.507328         19.635353         2,631,951.7652
============   ==== ==========       =========         =========         ==============
 LAZARD MID-CAP SUB-ACCOUNT
  05/01/2003    to  12/31/2003        9.676034         11.933125           969,677.0465
  01/01/2004    to  12/31/2004       11.933125         13.414325           939,494.6966
  01/01/2005    to  12/31/2005       13.414325         14.244599           812,668.8522
  01/01/2006    to  12/31/2006       14.244599         16.052398           792,054.4037
============   ==== ==========       =========         =========         ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  05/01/2003    to  12/31/2003        5.472328          6.656250         2,189,655.8426
  01/01/2004    to  12/31/2004        6.656250          7.092530         2,634,521.3969
  01/01/2005    to  12/31/2005        7.092530          7.916077         1,451,202.3221
  01/01/2006    to  12/31/2006        7.916077          7.643879         1,541,034.7726
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246575         10.619411            17,170.5774
  01/01/2006    to  12/31/2006       10.619411         11.122610           296,078.0348
============   ==== ==========       =========         =========         ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.315213            65,186.2876
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003    to  12/31/2003       14.607628         15.968273         2,217,899.1634
  01/01/2004    to  12/31/2004       15.968273         16.971948         2,305,656.3497
  01/01/2005    to  12/31/2005       16.971948         16.927392         1,537,124.4946
  01/01/2006    to  12/31/2006       16.927392         18.156219         1,546,336.5949
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003    to  12/31/2003       34.344447         42.722358         1,078,327.5527
  01/01/2004    to  12/31/2004       42.722358         47.288467         1,278,395.0330
  01/01/2005    to  12/31/2005       47.288467         48.046567           944,813.1184
  01/01/2006    to  12/31/2006       48.046567         55.612548         1,006,501.2743
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988562         10.453918           150,669.8182
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003    to  12/31/2003        7.289616          9.411295           782,001.8856
  01/01/2004    to  12/31/2004        9.411295         11.056455         1,884,428.7072
  01/01/2005    to  12/31/2005       11.056455         12.649518         1,378,894.2445
  01/01/2006    to  12/31/2006       12.649518         15.732735         1,689,045.0405
============   ==== ==========       =========         =========         ==============
 MONEY MARKET SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.035084          9.941055           762,469.3722
  01/01/2004    to  12/31/2004        9.941055          9.830775           705,063.1521
  01/01/2005    to  04/30/2005        9.830775          9.832408            15,384.7195
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         12.803566           715,423.2729
  01/01/2005    to  12/31/2005       12.803566         14.253740           515,191.5715
  01/01/2006    to  12/31/2006       14.253740         19.271313           862,705.3728
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.505698          7.897196         4,020,523.3423
  01/01/2004    to  12/31/2004        7.897196          8.256769         4,933,536.0487
  01/01/2005    to  12/31/2005        8.256769          8.496442         3,325,789.3318
  01/01/2006    to  12/31/2006        8.496442          8.985325         3,267,057.7938
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.411529         2,159,263.8369
  01/01/2004    to  12/31/2004       10.411529         11.152314         3,469,965.1450
  01/01/2005    to  12/31/2005       11.152314         11.111391         2,463,646.6739
  01/01/2006    to  12/31/2006       11.111391         10.961391         2,220,380.5386
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003    to  12/31/2003       11.542328         11.581293         2,576,587.2669
  01/01/2004    to  12/31/2004       11.581293         11.946656         2,682,203.9735
  01/01/2005    to  12/31/2005       11.946656         12.003835         2,243,440.5285
  01/01/2006    to  12/31/2006       12.003835         12.329076         2,475,380.0163
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        6.386488          7.657424           517,765.8984
  01/01/2004    to  11/19/2004        7.657424          7.842093           672,573.1924
============   ==== ==========       =========         =========         ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003    to  12/31/2003        3.285104          4.561046         751,484.2936
  01/01/2004    to  12/31/2004        4.561046          4.288441       1,387,165.3470
  01/01/2005    to  12/31/2005        4.288441          4.678488         881,423.9561
  01/01/2006    to  12/31/2006        4.678488          4.843341         981,053.7874
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        4.729155          6.072712       2,709,467.8857
  01/01/2004    to  12/31/2004        6.072712          7.030656       2,304,586.4158
  01/01/2005    to  12/31/2005        7.030656          7.919619       2,509,867.3433
  01/01/2006    to  12/31/2006        7.919619          8.262314       2,787,888.8492
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.441884         11.414006       1,753,064.5796
  01/01/2004    to  12/31/2004       11.414006         14.188273       2,329,772.3620
  01/01/2005    to  12/31/2005       14.188273         16.100983       2,080,104.1971
  01/01/2006    to  12/31/2006       16.100983         17.899981       2,201,821.2268
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998562         11.088963         607,504.4692
  01/01/2005    to  12/31/2005       11.088963         12.134782         384,671.9183
  01/01/2006    to  12/31/2006       12.134782         12.648888         488,658.0219
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998562         10.451325         404,253.5662
  01/01/2006    to  12/31/2006       10.451325         11.919227         733,338.5778
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.832112          9.912691       1,636,855.6528
  01/01/2006    to  12/31/2006        9.912691         10.184528       2,928,687.9304
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.504143         10.683910       2,758,052.1367
  01/01/2004    to  12/31/2004       10.683910         11.772734       4,984,547.1735
  01/01/2005    to  12/31/2005       11.772734         12.741735       3,808,951.1096
  01/01/2006    to  12/31/2006       12.741735         14.325075       4,090,483.3841
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.872809         13.862260       2,071,231.0065
  01/01/2004    to  12/31/2004       13.862260         14.935957       2,326,417.7204
  01/01/2005    to  12/31/2005       14.935957         16.102428       2,059,343.2150
  01/01/2006    to  12/31/2006       16.102428         17.750131       1,938,746.9426
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.040998          9.698673         1,534,395.9590
  01/01/2004    to  12/31/2004        9.698673         10.381735         2,143,440.0559
  01/01/2005    to  12/31/2005       10.381735         11.583229         1,427,441.4251
  01/01/2006    to  12/31/2006       11.583229         11.670094         1,638,152.1073
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.580805         10.371889           800,039.6336
  01/01/2004    to  12/31/2004       10.371889         11.239084         1,579,342.3803
  01/01/2005    to  12/31/2005       11.239084         11.527947         1,708,923.5260
  01/01/2006    to  12/31/2006       11.527947         13.048866         1,484,207.7008
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339            22,550.0470
  01/01/2006    to  12/31/2006       15.181339         15.502724            86,787.6793
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300629         10.685617         2,213,209.3000
  01/01/2005    to  12/31/2005       10.685617         11.590752         5,453,491.2845
  01/01/2006    to  12/31/2006       11.590752         12.944726         7,434,056.8268
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100803         10.389680        13,257,270.6000
  01/01/2005    to  12/31/2005       10.389680         10.937077        30,155,136.3775
  01/01/2006    to  12/31/2006       10.937077         12.035216        44,641,442.0347
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940942         10.105881         1,028,820.4850
  01/01/2005    to  12/31/2005       10.105881         10.375938         3,083,958.7669
  01/01/2006    to  12/31/2006       10.375938         11.075921         5,087,809.1993
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240681         10.600541        10,403,515.5800
  01/01/2005    to  12/31/2005       10.600541         11.367691        25,977,701.3949
  01/01/2006    to  12/31/2006       11.367691         12.689689        45,893,148.8369
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010881         10.226064         4,046,698.7430
  01/01/2005    to  12/31/2005       10.226064         10.633274         9,743,418.7961
  01/01/2006    to  12/31/2006       10.633274         11.518490        14,282,137.9124
============   ==== ==========       =========         =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.841568            4,288.5527
  01/01/2002    to  12/31/2002       11.841568          8.431404          362,610.9895
  01/01/2003    to  12/31/2003        8.431404         11.499598          984,920.2486
  01/01/2004    to  12/31/2004       11.499598         12.020385        1,623,020.9578
  01/01/2005    to  12/31/2005       12.020385         12.782480        1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480         14.335678          972,968.3298
============   ==== ==========       =========         =========        ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.939720          642,749.4681
  01/01/2005    to  12/31/2005       11.939720         13.197536          755,942.8156
  01/01/2006    to  12/31/2006       13.197536         14.996823          880,136.7237
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.925670              976.7295
  01/01/2002    to  12/31/2002       10.925670          8.789245          140,210.7037
  01/01/2003    to  12/31/2003        8.789245         11.651185        1,480,540.4357
  01/01/2004    to  12/31/2004       11.651185         13.791399        2,141,878.0681
  01/01/2005    to  12/31/2005       13.791399         15.474588        1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588         19.584134        1,778,510.3311
============   ==== ==========       =========         =========        ==============
 LAZARD MID-CAP SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         10.981256            4,572.0767
  01/01/2002    to  12/31/2002       10.981256          9.618604          293,855.6450
  01/01/2003    to  12/31/2003        9.618604         11.919827        1,159,676.0099
  01/01/2004    to  12/31/2004       11.919827         13.392661          960,651.1466
  01/01/2005    to  12/31/2005       13.392661         14.214507          787,627.2410
  01/01/2006    to  12/31/2006       14.214507         16.010503          624,114.6295
============   ==== ==========       =========         =========        ==============
 LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT
  (JANUS AGGRESSIVE GROWTH SUB-ACCOUNT)
  03/21/2001    to  12/31/2001        8.041634          7.285235          208,194.1462
  01/01/2002    to  12/31/2002        7.285235          5.163465          835,615.5593
  01/01/2003    to  12/31/2003        5.163465          6.638491        2,448,116.8208
  01/01/2004    to  12/31/2004        6.638491          7.070062        2,574,044.8090
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068          7.612069        1,339,272.4269
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005    to  12/31/2005       10.246477         10.618538            5,368.6632
  01/01/2006    to  12/31/2006       10.618538         11.116150          197,254.1536
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.311750         133,934.5438
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  03/21/2001    to  12/31/2001       13.963875         13.934910         151,439.8865
  01/01/2002    to  12/31/2002       13.934910         13.607857       1,326,102.1495
  01/01/2003    to  12/31/2003       13.607857         15.925780       3,507,953.9211
  01/01/2004    to  12/31/2004       15.925780         16.918301       2,771,874.1357
  01/01/2005    to  12/31/2005       16.918301         16.865474       1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474         18.080789       1,699,415.0615
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  03/21/2001    to  12/31/2001       39.123031         41.263886          88,945.3931
  01/01/2002    to  12/31/2002       41.263886         33.183838         534,288.0861
  01/01/2003    to  12/31/2003       33.183838         42.608637       1,374,254.9266
  01/01/2004    to  12/31/2004       42.608637         47.138957       1,417,141.8408
  01/01/2005    to  12/31/2005       47.138957         47.870784       1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784         55.381470         954,509.0865
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
  05/01/2006    to  12/31/2006        9.988521         10.450406          72,747.7988
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.805686          8.354994         127,244.6672
  01/01/2002    to  12/31/2002        8.354994          7.237479         665,344.3014
  01/01/2003    to  12/31/2003        7.237479          9.386204       1,209,618.3405
  01/01/2004    to  12/31/2004        9.386204         11.021453       2,069,121.5884
  01/01/2005    to  12/31/2005       11.021453         12.603190       1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190         15.667304       1,628,699.0663
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.032441         10.122623         258,104.6279
  01/01/2002    to  12/31/2002       10.122623         10.051027       1,207,446.1109
  01/01/2003    to  12/31/2003       10.051027          9.914594       1,452,290.1044
  01/01/2004    to  12/31/2004        9.914594          9.799692       1,055,081.7100
  01/01/2005    to  04/30/2005        9.799692          9.799722               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         12.799274         597,141.0429
  01/01/2005    to  12/31/2005       12.799274         14.241861         448,104.2114
  01/01/2006    to  12/31/2006       14.241861         19.245665         603,303.4149
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.558733          8.440489         263,517.2886
  01/01/2002    to  12/31/2002        8.440489          6.239188       1,773,536.2393
  01/01/2003    to  12/31/2003        6.239188          7.876171       4,817,764.5225
  01/01/2004    to  12/31/2004        7.876171          8.230659       5,530,751.6105
  01/01/2005    to  12/31/2005        8.230659          8.465353       3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353          8.947983       3,487,237.6422
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003    to  12/31/2003       10.000000         10.408048       2,507,733.3149
  01/01/2004    to  12/31/2004       10.408048         11.142998       3,061,984.3576
  01/01/2005    to  12/31/2005       11.142998         11.096573       2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573         10.941314       2,055,042.1997
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  03/21/2001    to  12/31/2001       10.161771         10.503380         283,097.4435
  01/01/2002    to  12/31/2002       10.503380         11.274776       2,505,019.1930
  01/01/2003    to  12/31/2003       11.274776         11.550473       4,240,212.2557
  01/01/2004    to  12/31/2004       11.550473         11.908891       3,592,733.8360
  01/01/2005    to  12/31/2005       11.908891         11.959923       3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923         12.277851       2,847,466.1932
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.137898          8.040755         188,353.5820
  01/01/2002    to  12/31/2002        8.040755          6.253646         555,618.7598
  01/01/2003    to  12/31/2003        6.253646          7.637036       1,094,159.0554
  01/01/2004    to  11/19/2004        7.637036          7.817754         993,305.6103
============   ==== ==========       =========         =========       ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  03/21/2001    to  12/31/2001        7.234270          6.074341          89,301.1669
  01/01/2002    to  12/31/2002        6.074341          2.939266         505,062.4218
  01/01/2003    to  12/31/2003        2.939266          4.548861       1,097,034.0651
  01/01/2004    to  12/31/2004        4.548861          4.274839       1,658,801.2050
  01/01/2005    to  12/31/2005        4.274839          4.661325         961,138.9494
  01/01/2006    to  12/31/2006        4.661325          4.823166         908,692.4532
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  03/21/2001    to  12/31/2001        8.099086          8.210931         210,431.8435
  01/01/2002    to  12/31/2002        8.210931          4.512937       1,031,443.2742
  01/01/2003    to  12/31/2003        4.512937          6.056532       2,893,956.4329
  01/01/2004    to  12/31/2004        6.056532          7.008410       2,048,930.8382
  01/01/2005    to  12/31/2005        7.008410          7.890626       2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626          8.227961       2,043,114.2190
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002    to  12/31/2002       10.000000          8.210477         275,334.0815
  01/01/2003    to  12/31/2003        8.210477         11.404493       1,782,235.4316
  01/01/2004    to  12/31/2004       11.404493         14.169346       2,104,571.8357
  01/01/2005    to  12/31/2005       14.169346         16.071495       1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495         17.858290       1,755,732.0486
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004    to  12/31/2004        9.998521         11.085242         523,770.7046
  01/01/2005    to  12/31/2005       11.085242         12.124664         304,613.1156
  01/01/2006    to  12/31/2006       12.124664         12.632037         340,639.0078
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005    to  12/31/2005        9.998521         10.447819         156,499.5392
  01/01/2006    to  12/31/2006       10.447819         11.909290         338,153.6938
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799387          9.876423         836,908.6974
  01/01/2006    to  12/31/2006        9.876423         10.142207       1,380,988.0751
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.124913         348,124.3820
  01/01/2002    to  12/31/2002       10.124913          8.298345       1,897,436.7263
  01/01/2003    to  12/31/2003        8.298345         10.655482       4,063,318.9486
  01/01/2004    to  12/31/2004       10.655482         11.735525       5,616,092.4340
  01/01/2005    to  12/31/2005       11.735525         12.695134       4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134         14.265570       4,233,485.5363
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.910526         252,316.2501
  01/01/2002    to  12/31/2002       11.910526         10.637413       1,266,772.6327
  01/01/2003    to  12/31/2003       10.637413         13.825385       2,883,328.2301
  01/01/2004    to  12/31/2004       13.825385         14.888758       2,775,140.5731
  01/01/2005    to  12/31/2005       14.888758         16.043544       2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544         17.676407       1,978,532.4121
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663         603,710.2354
  01/01/2003    to  12/31/2003        7.607663          9.690594       1,724,473.5507
  01/01/2004    to  12/31/2004        9.690594         10.367887       2,142,412.1792
  01/01/2005    to  12/31/2005       10.367887         11.562016       1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016         11.642913       1,547,216.5941
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954            6,382.0246
  01/01/2002    to  12/31/2002       10.839954          8.249162          677,031.6286
  01/01/2003    to  12/31/2003        8.249162         10.360344        1,312,372.0999
  01/01/2004    to  12/31/2004       10.360344         11.220948        1,562,037.4490
  01/01/2005    to  12/31/2005       11.220948         11.503609        1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609         13.014826        1,318,334.2929
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769           14,731.7289
  01/01/2006    to  12/31/2006       15.096769         15.408678           39,328.2866
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.300361         10.684769        1,487,877.4590
  01/01/2005    to  12/31/2005       10.684769         11.584057        3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057         12.930800        3,940,889.4579
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.100540         10.388855        8,421,041.7640
  01/01/2005    to  12/31/2005       10.388855         10.930758       20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758         12.022266       27,286,538.8309
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004        9.940683         10.105078        1,595,158.4110
  01/01/2005    to  12/31/2005       10.105078         10.369941        2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941         11.064002        2,898,156.1817
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.240415         10.599700        7,829,502.2490
  01/01/2005    to  12/31/2005       10.599700         11.361125       19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125         12.676036       29,901,569.1855
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004    to  12/31/2004       10.010620         10.225252        4,072,519.8390
  01/01/2005    to  12/31/2005       10.225252         10.627130        9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130         11.506096       11,247,462.2064
============   ==== ==========       =========         =========       ===============

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

METLIFE INVESTORS USA
INSURANCE COMPANY

Financial Statements
For the Years Ended
December 31, 2006, 2005 and 2004
and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on January 1, 2004.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 10, 2007

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2006      2005
                                                                -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,056 and $4,377,
     respectively)............................................  $ 4,077   $ 4,419
  Equity securities available-for-sale, at estimated fair
     value (cost: $19 and $0, respectively)...................       19        --
  Mortgage loans on real estate...............................      478       449
  Policy loans................................................       37        35
  Other limited partnership interests.........................       33         4
  Short-term investments......................................      355       283
  Other invested assets.......................................       16        28
                                                                -------   -------
     Total investments........................................    5,015     5,218
Cash and cash equivalents.....................................       38        50
Accrued investment income.....................................       55        53
Premiums and other receivables................................    2,005     1,709
Deferred policy acquisition costs.............................    1,515     1,206
Current income tax recoverable................................      120        47
Other assets..................................................      583       287
Separate account assets.......................................   18,616    13,286
                                                                -------   -------
     Total assets.............................................  $27,947   $21,856
                                                                =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   259   $   267
  Policyholder account balances...............................    4,958     4,854
  Other policyholder funds....................................    1,221     1,006
  Long-term debt -- affiliated................................      435       435
  Deferred income tax liabilities.............................      275       158
  Payables for collateral under securities loaned and other
     transactions.............................................      901       987
  Other liabilities...........................................      161       169
  Separate account liabilities................................   18,616    13,286
                                                                -------   -------
     Total liabilities........................................   26,826    21,162
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding..........................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding............        2         2
Additional paid-in capital....................................      710       398
Retained earnings.............................................      410       338
Accumulated other comprehensive income (loss).................       (1)      (44)
                                                                -------   -------
     Total stockholder's equity...............................    1,121       694
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $27,947   $21,856
                                                                =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 89   $ 59   $  9
Universal life and investment-type product policy fees.......   386    420    159
Net investment income........................................   242    221    207
Other revenues...............................................   102     76     26
Net investment gains (losses)................................   (37)   (10)    (9)
                                                               ----   ----   ----
  Total revenues.............................................   782    766    392
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    84     47     18
Interest credited to policyholder account balances...........   235    216    153
Other expenses...............................................   382    298    179
                                                               ----   ----   ----
  Total expenses.............................................   701    561    350
                                                               ----   ----   ----
Income before provision for income tax.......................    81    205     42
Provision for income tax.....................................     9     57     17
                                                               ----   ----   ----
Income before cumulative effect of a change in accounting,
  net of income tax..........................................    72    148     25
Cumulative effect of a change in accounting, net of income
  tax........................................................    --     --      2
                                                               ----   ----   ----
Net income...................................................  $ 72   $148   $ 27
                                                               ====   ====   ====




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                    ACCUMULATED
                                                           ADDITIONAL                  OTHER
                                      PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                        STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                      ---------   ------   ----------   --------   -------------   ------


Balance at January 1, 2004..........     $--        $2        $ 98        $163          $ 39       $  302
Capital contribution from MetLife
  Investors Group, Inc. ............                           300                                    300
Comprehensive income (loss):
  Net income........................                                        27                         27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                      (2)          (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      (1)          (1)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   (3)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   24
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2004........      --         2         398         190            36          626
Comprehensive income (loss):
  Net income........................                                       148                        148
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                     (81)         (81)
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                  (80)
                                                                                                   ------
  Comprehensive income (loss).......                                                                   68
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2005........      --         2         398         338           (44)         694
Contribution of intangible assets
  from MetLife, Inc., net of income
  tax...............................                           162                                    162
Capital contribution from MetLife
  Insurance Company of Connecticut..                           150                                    150
Comprehensive income (loss):
  Net income........................                                        72                         72
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net
       of income tax................                                                       1            1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                                      42           42
                                                                                                   ------
     Other comprehensive income
       (loss).......................                                                                   43
                                                                                                   ------
  Comprehensive income (loss).......                                                                  115
                                         ---        --        ----        ----          ----       ------
Balance at December 31, 2006........     $--        $2        $710        $410          $ (1)      $1,121
                                         ===        ==        ====        ====          ====       ======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                             2006      2005      2004
                                                           -------   -------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................  $    72   $   148   $    27
Adjustments to reconcile net income to net cash used in
  operating activities:
  Depreciation and amortization expenses.................        4        --        --
  Amortization of premiums and accretion of discounts
     associated with investments, net....................        6        15        21
  Losses from sales of investments, net..................       37        10         9
  Interest credited to policyholder account balances.....      235       216       153
  Universal life and investment-type product policy
     fees................................................     (386)     (420)     (159)
  Change in accrued investment income....................       (2)      (13)       --
  Change in premiums and other receivables...............     (360)     (549)   (1,108)
  Change in deferred policy acquisition costs, net.......     (300)     (132)     (165)
  Change in insurance-related liabilities................      305       133        17
  Change in income tax recoverable.......................       17       243       (29)
  Change in other assets.................................      193        81       140
  Change in other liabilities............................       (7)       96      (106)
                                                           -------   -------   -------
Net cash used in operating activities....................     (186)     (172)   (1,200)
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................    2,213     1,943     1,521
     Equity securities...................................       --        --         2
     Mortgage loans on real estate.......................      111        24        72
  Purchases of:
     Fixed maturity securities...........................   (1,936)   (2,685)   (1,482)
     Mortgage loans on real estate.......................     (141)      (20)      (42)
     Other limited partnership interests.................      (29)       --        --
  Net change in short-term investments...................      (71)     (153)        7
  Net change in other invested assets....................       (3)      (19)        1
                                                           -------   -------   -------
Net cash provided by (used in) investing activities......      144      (910)       79
                                                           -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    5,983     3,789     4,541
     Withdrawals.........................................   (6,017)   (3,398)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions.......................      (86)      197       122
  Long-term debt issued..................................       --       400        --
  Capital contribution from MetLife Investors Group,
     Inc. ...............................................       --        --       300
  Capital contribution from MetLife Insurance Company of
     Connecticut.........................................      150        --        --
                                                           -------   -------   -------
Net cash provided by financing activities................       30       988     1,065
                                                           -------   -------   -------
Change in cash and cash equivalents......................      (12)      (94)      (56)
Cash and cash equivalents, beginning of year.............       50       144       200
                                                           -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR...................  $    38   $    50   $   144
                                                           =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the period for:
     Interest............................................  $    31   $    18   $     2
                                                           =======   =======   =======
     Income tax..........................................  $    (9)  $  (186)  $    45
                                                           =======   =======   =======
  Non-cash transactions during the period:
     Contribution of intangible assets from MetLife,
       Inc., net of income tax (see Note 5)..............  $   162   $    --   $    --
                                                           =======   =======   =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). Effective October 1, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 1, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand alone entity.

  BASIS OF PRESENTATION

     The Company uses the equity method of accounting for other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:



  i.  the fair value of investments in the absence of quoted market values;
 ii.  investment impairments;
iii.  the fair value of and accounting for derivatives;
 iv. the capitalization and amortization of deferred policy acquisition costs ("DAC");
  v.  the liability for future policyholder benefits;
 vi.  accounting for reinsurance transactions; and
vii.  the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity securities and mortgage loans on real estate. The accounting policies related to each of the Company's investments are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and accretion of discounts is recorded using the effective yield method. Interest income, amortization of premiums and accretion of discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that based upon current information and events the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in limited partnership interests in which it has more than a minor equity interest, has more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, the determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses) or in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software and accumulated amortization of capitalized software was $34 million and $3 million, respectively, at December 31, 2006. There was no cost basis or related accumulated amortization at December 31, 2005. Related amortization expense was $3 million for the year ended December 31, 2006. There was no amortization expense for the years ended December 31, 2005 and 2004.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited.

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The Company issues GMWBs directly and assumes risk relating to GMWBs issued by an affiliate through a financing

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


       agreement. The risk associated with GMWBs written and assumed is ceded to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB is ceded to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. Effective October 11, 2006, the Company joined MICC's includable affiliates in filing a federal income tax return.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



  (i) future taxable income exclusive of reversing temporary differences and carryforwards;
 (ii)  future reversals of existing taxable temporary differences;
(iii)  taxable income in prior carryback years; and
 (iv)  tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts as universal life and investment-type product policy fees, primarily including policy administration fees and investment management fees.

  Foreign Currency

     The Company participates in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



  (i.) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
 (ii.) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii.) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
 (iv.) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective November 15, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1") as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology related to various guaranteed minimum death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability under certain variable annuity and life contracts and income tax.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


prospectively with the exception of: (i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company does not expect that the implementation of the pronouncement will have a material impact on the liability for unrecognized tax benefits or the January 1, 2007 balance of retained earnings.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,775     $29    $24     $1,780      43.7%
Residential mortgage-backed securities...       857       7      3        861      21.1
Foreign corporate securities.............       430      14      4        440      10.8
U.S. Treasury/agency securities..........       349       1      3        347       8.5
Commercial mortgage-backed securities....       375       2      5        372       9.1
Asset-backed securities..................       201       1      1        201       4.9
Foreign government securities............        66       7     --         73       1.8
State and political subdivision
  securities.............................         3      --     --          3       0.1
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,056     $61    $40     $4,077     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock...........    $   19     $--    $--     $   19     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   19     $--    $--     $   19     100.0%
                                             ======     ===    ===     ======     =====





                                                         DECEMBER 31, 2005
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)


U.S. corporate securities................    $1,585     $48    $20     $1,613      36.5%
Residential mortgage-backed securities...     1,094       3     10      1,087      24.6
Foreign corporate securities.............       410      20      4        426       9.6
U.S. Treasury/agency securities..........       295       4     --        299       6.8
Commercial mortgage-backed securities....       612       2      7        607      13.7
Asset-backed securities..................       305       1      2        304       6.9
Foreign government securities............        75       8      1         82       1.9
State and political subdivision
  securities.............................         1      --     --          1        --
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,377     $86    $44     $4,419     100.0%
                                             ======     ===    ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $23 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $180 million and $207 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $8 million at both December 31, 2006 and 2005.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2006                     2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  177      $  176       $   65      $   65
Due after one year through five years...       993       1,000          859         863
Due after five years through ten years..       487         491          634         648
Due after ten years.....................       966         976          808         845
                                            ------      ------       ------      ------
  Subtotal..............................     2,623       2,643        2,366       2,421
Mortgage-backed and asset-backed
  securities............................     1,433       1,434        2,011       1,998
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,056      $4,077       $4,377      $4,419
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:


                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2006     2005    2004
                                                       ------   ------   ----
                                                            (IN MILLIONS)


Proceeds.............................................  $1,760   $1,873   $473
Gross investment gains...............................  $    7   $    7   $  6
Gross investment losses..............................  $  (32)  $  (29)  $(10)


     There were no sales or disposals of equity securities during the years ended December 31, 2006, 2005 and 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                  DECEMBER 31, 2006
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  531        $ 7         $445         $17        $  976        $24
Residential mortgage-backed
  securities.......................        219          1          184           2           403          3
Foreign corporate securities.......         97          1           93           3           190          4
U.S. Treasury/agency securities....        205          3            8          --           213          3
Commercial mortgage-backed
  securities.......................        105          1          152           4           257          5
Asset-backed securities............         46         --           36           1            82          1
Foreign government securities......          2         --            7          --             9         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $1,205        $13         $925         $27        $2,130        $40
                                        ======        ===         ====         ===        ======        ===
Equity securities..................     $    4        $--         $ --         $--        $    4        $--
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        199                     202                       401
                                        ======                    ====                    ======





                                                                  DECEMBER 31, 2005
                                      ------------------------------------------------------------------------
                                             LESS THAN           EQUAL TO OR GREATER
                                             12 MONTHS             THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities..........     $  779        $18         $ 40         $ 2        $  819        $20
Residential mortgage-backed
  securities.......................        652          8           61           2           713         10
Foreign corporate securities.......        125          3           23           1           148          4
U.S. Treasury/agency securities....         23         --           --          --            23         --
Commercial mortgage-backed
  securities.......................        386          7            5          --           391          7
Asset-backed securities............        149          2           11          --           160          2
Foreign government securities......          8          1            2          --            10          1
State and political subdivision
  securities.......................          1         --           --          --             1         --
                                        ------        ---         ----         ---        ------        ---
  Total fixed maturity securities..     $2,123        $39         $142         $ 5        $2,265        $44
                                        ======        ===         ====         ===        ======        ===
Total number of securities in an
  unrealized loss position.........        350                      47                       397
                                        ======                    ====                    ======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                             DECEMBER 31, 2006
                                       ------------------------------------------------------------
                                             COST OR               GROSS              NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                       ------------------   ------------------   ------------------
                                       LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                          20%       MORE       20%       MORE       20%       MORE
                                       ---------   ------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months................     $  908      $--       $ 8        $--       121        --
Six months or greater but less than
  nine months.......................         95       --         1         --        25        --
Nine months or greater but less than
  twelve months.....................        219       --         4         --        53        --
Twelve months or greater............        952       --        27         --       202        --
                                         ------      ---       ---        ---       ---        --
  Total.............................     $2,174      $--       $40        $--       401        --
                                         ======      ===       ===        ===       ===        ==





                                                             DECEMBER 31, 2005
                                      ---------------------------------------------------------------
                                            COST OR                GROSS               NUMBER OF
                                         AMORTIZED COST      UNREALIZED LOSSES         SECURITIES
                                      -------------------   -------------------   -------------------
                                      LESS THAN     20%     LESS THAN     20%     LESS THAN     20%
                                         20%      OR MORE      20%      OR MORE      20%      OR MORE
                                      ---------   -------   ---------   -------   ---------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............     $1,830      $12        $30        $ 4        297          2
Six months or greater but less than
  nine months......................        204       --          2         --         16         --
Nine months or greater but less
  than twelve months...............        116       --          3         --         35         --
Twelve months or greater...........        147       --          5         --         47         --
                                        ------      ---        ---        ---        ---         --
  Total............................     $2,297      $12        $40        $ 4        395          2
                                        ======      ===        ===        ===        ===         ==



     At December 31, 2006, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. At December 31, 2005, $40 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost. At December 31, 2005, $4 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $4 million, all related to securities that were in an unrealized loss position for a period of less than six months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $40 million and $44 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                      DECEMBER 31,   DECEMBER 31,
                                                          2006           2005
                                                      ------------   ------------


SECTOR:
U.S. corporate securities...........................        60%            45%
Commercial mortgage-backed securities...............        12             16
Foreign corporate securities........................        10              9
Residential mortgage-backed securities..............         8             23
U.S. Treasury/agency securities.....................         8             --
Other...............................................         2              7
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===
INDUSTRY:
Industrial..........................................        38%            27%
Mortgage-backed.....................................        20             38
Utility.............................................        14              8
Finance.............................................        12              5
Government..........................................         8              2
Other...............................................         8             20
                                                           ---            ---
  Total.............................................       100%           100%
                                                           ===            ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $860 million and $927 million and an estimated fair value of $865 million and $939 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $896 million and $970 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)


Commercial mortgage loans.....................   $350       73%     $360       80%
Agricultural mortgage loans...................    129       27        91       20
                                                 ----      ---      ----      ---
  Subtotal....................................    479      100%      451      100%
                                                           ===                ===
Less: Valuation allowances....................      1                  2
                                                 ----               ----
  Mortgage loans on real estate...............   $478               $449
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2006, 20%, 12% and 9% of the value of the Company's mortgage loans on real estate were located in California, Texas and Rhode Island, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Balance at January 1,....................................   $ 2    $ 1    $ 1
Additions................................................    --      1     --
Deductions...............................................    (1)    --     --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 1    $ 2    $ 1
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Fixed maturity securities..............................  $244   $211   $176
Mortgage loans on real estate..........................    32     28     34
Policy loans...........................................     2      3      2
Other limited partnership interests....................     1     --     --
Cash, cash equivalents and short-term investments......    13     10      6
                                                         ----   ----   ----
  Total investment income..............................   292    252    218
Less: Investment expenses..............................    50     31     11
                                                         ----   ----   ----
  Net investment income................................  $242   $221   $207
                                                         ====   ====   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $9 million, $4 million and $4 million, respectively, related to short-term investments, is included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Fixed maturity securities...............................  $(25)  $(22)   $(5)
Mortgage loans on real estate...........................     1     (1)    --
Derivatives.............................................   (13)     7     (4)
Other...................................................    --      6     --
                                                          ----   ----    ---
  Net investment gains (losses).........................  $(37)  $(10)   $(9)
                                                          ====   ====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($89) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     There were no writedowns recorded during 2006 and 2005 for other-than-temporarily impaired available-for-sale securities. Losses from securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million for the year ended December 31, 2004.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2006    2005   2004
                                                        ----   -----   ----
                                                           (IN MILLIONS)


Fixed maturity securities.............................  $ 21   $  42   $ 97
Derivatives...........................................    (2)     (3)    (4)
                                                        ----   -----   ----
  Subtotal............................................    19      39     93
                                                        ----   -----   ----
Allocated amounts:
  Future policy benefit loss recognition..............    --     (78)    --
  DAC.................................................   (21)    (29)   (38)
                                                        ----   -----   ----
     Subtotal.........................................   (21)   (107)   (38)
                                                        ----   -----   ----
Deferred income tax...................................     1      24    (19)
                                                        ----   -----   ----
  Subtotal............................................   (20)    (83)   (57)
                                                        ----   -----   ----
Net unrealized investment gains (losses)..............  $ (1)  $ (44)  $ 36
                                                        ====   =====   ====



     The changes in net unrealized investment gains (losses) are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $(44)  $ 36   $ 39
Unrealized investment gains (losses) during the year...   (20)   (54)   (15)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition........    78    (78)    --
  DAC..................................................     8      9     10
  Deferred income tax..................................   (23)    43      2
                                                         ----   ----   ----
Balance at December 31,................................  $ (1)  $(44)  $ 36
                                                         ====   ====   ====
Net change in unrealized investment gains (losses).....  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                            DECEMBER 31, 2006
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)


Other limited partnership interests(3).................     $  4         $22
Other investments(4)...................................      879          34
                                                            ----         ---
  Total................................................     $883         $56
                                                            ====         ===



--------

   (1) The assets of other limited partnership interests are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (4) Other investments include securities that are not asset-backed securitizations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                                               DECEMBER 31, 2005
                                                                        -------------------------------
                                                                                      CURRENT MARKET
                                             DECEMBER 31, 2006                         OR FAIR VALUE
                                      -------------------------------              --------------------
                                                    CURRENT MARKET
                                                     OR FAIR VALUE
                                      NOTIONAL   --------------------   NOTIONAL
                                       AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                      --------   ------   -----------   --------   ------   -----------
                                                                (IN MILLIONS)


Interest rate swaps.................   $   78      $--        $ 4        $   83      $--        $ 3
Interest rate floors................    2,000       15         --         2,000       26         --
Interest rate caps..................    1,000       --         --         1,000        2         --
Financial futures...................       36       --         --           147       --          1
Foreign currency swaps..............       23        1          3            26       --          4
Credit default swaps................       34       --         --            30       --         --
                                       ------      ---        ---        ------      ---        ---
  Total.............................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                       ======      ===        ===        ======      ===        ===



     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 2,000 equity variance swap contracts. The market values for these equity variance swaps were insignificant and were not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                          REMAINING LIFE
                                     -------------------------------------------------------
                                                   AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR     THROUGH      THROUGH      AFTER
                                      OR LESS   FIVE YEARS    TEN YEARS   TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   ------
                                                          (IN MILLIONS)


Interest rate swaps................     $--       $   --       $    2        $76      $   78
Interest rate floors...............      --           --        2,000         --       2,000
Interest rate caps.................      --        1,000           --         --       1,000
Financial futures..................      36           --           --         --          36
Foreign currency swaps.............      --            5           12          6          23
Credit default swaps...............      --           30            4         --          34
                                        ---       ------       ------        ---      ------
  Total............................     $36       $1,035       $2,018        $82      $3,171
                                        ===       ======       ======        ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Fair value......................   $   --      $--        $--        $    5      $--        $--
Cash flow.......................        9        1         --            12       --          4
Non-qualifying..................    3,162       15          7         3,269       28          4
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $3,171      $16        $ 7        $3,286      $28        $ 8
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment expenses from qualifying hedge settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized ($1) million of net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2006. The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the years ended December 31, 2005 and 2004.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Changes in the fair value of derivatives.................   $--    $--    $(1)
Changes in the fair value of the items hedged............    --     --      1
                                                            ---    ---    ---
Net ineffectiveness of fair value hedging activities.....   $--    $--    $--
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments when they have met the requirements of SFAS 133.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Other comprehensive income (loss) balance at January 1,..   $(3)   $(4)   $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1      1     (2)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(4)
                                                            ===    ===    ===



     At December 31, 2006, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of ($12) million, $7 million and $(6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $5 million and $17 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheet.

     The Company has exchange-traded futures which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $3 million which is included in fixed maturity securities.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows (in millions):



Balance at January 1, 2004......................................  $  502
  Capitalizations...............................................     281
  Less: Amortization related to:
  Net investment gains (losses).................................      (2)
  Unrealized investment gains (losses)..........................     (10)
  Other expenses................................................     117
                                                                  ------
     Total amortization.........................................     105
                                                                  ------
Balance at December 31, 2004....................................     678
  Capitalizations...............................................     624
  Less: Amortization related to:
  Net investment gains (losses).................................       4
  Unrealized investment gains (losses)..........................      (9)
  Other expenses................................................     101
                                                                  ------
     Total amortization.........................................      96
                                                                  ------
Balance at December 31, 2005....................................   1,206
  Capitalizations...............................................     472
  Less: Amortization related to:
  Net investment gains (losses).................................     (11)
  Unrealized investment gains (losses)..........................      (8)
  Other expenses................................................     182
                                                                  ------
     Total amortization.........................................     163
                                                                  ------
Balance at December 31, 2006....................................  $1,515
                                                                  ======



     In the normal course of business the Company reviews and updates the assumptions used in establishing DAC amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumptions, the Company re-estimated the cumulative amortization and

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

recorded a cumulative benefit of $23 million, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004, the Company entered into a new reinsurance treaty and updated significant parts of the underlying assumptions used to establish DAC amortization. As a result of the new reinsurance treaty and updated assumptions, the Company re-estimated the cumulative amortization and recorded a cumulative charge of $74 million, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

5.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     On July 1, 2005, MetLife completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers").

     On September 30, 2006, the Company received a capital contribution from MetLife via MLIG of $162 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $167 million, net of deferred income tax of $5 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006. Amortization expense for the year ended December 31, 2006 was less than $1 million.

     The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreement differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $2 million in 2007, $4 million in 2008, $5 million in 2009, $7 million in 2010 and $8 million in 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $196   $143   $ 94
Capitalization.........................................   108     61     65
Amortization...........................................   (23)    (8)   (16)
                                                         ----   ----   ----
Balance at December 31,................................  $281   $196   $143
                                                         ====   ====   ====



     The events described in Note 4 above that impacted DAC amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company re-estimated the amortization since inception and recorded a benefit of $4 million, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company re-estimated the amortization and recorded a charge of $3 million, before income tax, causing an increase in amortization.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18,616 million and $13,286 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including policy administration fees and investment management fees) totaled $288 million, $218 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal life contracts is as follows:


                                                           AT DECEMBER 31,
                                   ---------------------------------------------------------------
                                                2006                             2005
                                   ------------------------------   ------------------------------
                                       IN THE             AT            IN THE             AT
ANNUITY CONTRACTS(1)               EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
--------------------               --------------   -------------   --------------   -------------
                                                            (IN MILLIONS)


RETURN OF NET DEPOSITS
  Separate account value.........     $   8,213             N/A        $   5,537             N/A
  Net amount at risk(2)..........     $      --(3)          N/A        $      --(3)          N/A
  Average attained age of
     contractholders.............      61 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value.........     $  10,613       $  13,179        $   7,972       $  10,081
  Net amount at risk(2)..........     $     109(3)    $      30(4)     $      82(3)    $      38(4)
  Average attained age of
     contractholders.............      62 years        60 years         61 years        60 years




                                                             AT DECEMBER 31,
                                                       --------------------------
                                                          2006            2005
                                                       ----------      ----------
                                                        SECONDARY       SECONDARY
UNIVERSAL LIFE CONTRACTS(1)                            GUARANTEES      GUARANTEES
---------------------------                            ----------      ----------
                                                              (IN MILLIONS)


Account value (general and separate account).........   $   1,177       $     905
Net amount at risk(2)................................   $  22,828(3)    $  19,148(3)
Average attained age of policyholders................    56 years        55 years

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to universal and variable life contracts is as follows:


                                                               UNIVERSAL AND
                                                               VARIABLE LIFE
                                                                 CONTRACTS
                                                               -------------
                                                                 SECONDARY
                                                                 GUARANTEES
                                                               -------------
                                                               (IN MILLIONS)


Balance at January 1, 2004...................................       $--
Incurred guaranteed benefits.................................        --
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2004.................................        --
Incurred guaranteed benefits.................................         3
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2005.................................         3
Incurred guaranteed benefits.................................         6
Paid guaranteed benefits.....................................        --
                                                                    ---
Balance at December 31, 2006.................................       $ 9
                                                                    ===



     The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million, at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2006 and December 31, 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                           AT DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $15,486   $10,511
  Bond..................................................      557       518
  Balanced..............................................      430       374
  Money Market..........................................      221       137
  Specialty.............................................      149        63
                                                          -------   -------
     Total..............................................  $16,843   $11,603
                                                          =======   =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Direct premiums.........................................  $ 87   $ 33    $13
Reinsurance assumed.....................................    20     38     --
Reinsurance ceded.......................................   (18)   (12)    (4)
                                                          ----   ----    ---
Net premiums............................................  $ 89   $ 59    $ 9
                                                          ====   ====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims...................................  $ 10   $  7    $(1)
                                                          ====   ====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $86 million and $47 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $48 million and $15 million at December 31, 2006 and 2005, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

7.  LONG-TERM DEBT -- AFFILIATED

     Affiliated long-term debt outstanding is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Surplus notes, interest rate 7.349%, maturity date 2035.....  $400   $400
Surplus notes, interest rate 5%, maturity date upon
  request...................................................    25     25
Surplus notes, interest rate LIBOR plus .75%, maturity date
  upon request..............................................    10     10
                                                              ----   ----
Total long-term debt -- affiliated..........................  $435   $435
                                                              ====   ====



     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

     MetLife is the holder of the $400 million surplus note. MLIG is the holder of the surplus notes in the amounts of $25 million and $10 million and may redeem, in whole or in part, these notes at any time subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware
Commissioner").

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness included in other expenses was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

8.  INCOME TAX

     The provision for income tax is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $(90)  $(61)  $(91)
  State and local......................................    --     (2)     4
                                                         ----   ----   ----
  Subtotal.............................................   (90)   (63)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $101   $121   $100
  State and local......................................    (2)    (1)     4
                                                         ----   ----   ----
  Subtotal.............................................    99    120    104
                                                         ----   ----   ----
Provision for income tax...............................  $  9   $ 57   $ 17
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Tax provision at U.S. statutory rate....................  $ 28    $72    $15
Tax effect of:
  Tax-exempt investment income..........................   (13)    (7)    (3)
  Prior year tax........................................    (5)    (9)    (1)
  State tax net of federal benefit......................    (1)     2      6
  Other, net............................................    --     (1)    --
                                                          ----    ---    ---
Provision for income tax................................  $  9    $57    $17
                                                          ====    ===    ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                              DECEMBER 31,
                                                             -------------
                                                              2006    2005
                                                             -----   -----
                                                             (IN MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 204   $ 205
  Net unrealized investment gains..........................      1      24
  Other....................................................     --       5
                                                             -----   -----
                                                               205     234
                                                             -----   -----
Deferred income tax liabilities:
  DAC......................................................    472     381
  Investments..............................................      8      11
                                                             -----   -----
                                                               480     392
                                                             -----   -----
Net deferred income tax liability..........................  $(275)  $(158)
                                                             =====   =====



     Prior to the Company's transfer to MICC, the Company joined MetLife's includable affiliates in filing a federal income tax return. The Company joined MICC's includable affiliates as of October 11, 2006. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $90 million from MICC and $34 million from MetLife in 2006 and $51 million from MetLife in 2005.

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular periods.

  All Other Contingencies

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


normal course of business out of activities as an insurance company. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million in each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $1 million and $2 million, respectively. The related asset for premium tax offsets was $1 million at both December 31, 2006 and 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. The Company maintains at December 31, 2006 and 2005 an asset related to paid assessments representing currently available premium tax offsets of less than $1 million for each year.

COMMITMENTS

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2 million at December 31, 2006. There were no mortgage loan commitments at December 31, 2005.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $4 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2006, 2005 and 2004. Since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends in 2007 without prior approval of the Delaware Commissioner.

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $150 million from MICC during the year ended December 31, 2006. There were no capital contributions received in 2005. The Company received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

     During 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, which is more fully described in Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income (loss) of the Company, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Department of Insurance, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Holding (losses) on investments arising during the
  year.................................................  $(43)  $(88)  $(38)
Income tax effect of holding gains (losses)............    15     31     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................    24     20      2
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (1)    14     21
  Income tax effect....................................    (8)   (12)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts...........................    86    (69)    10
Income tax effect of allocation of holding losses to
  other policyholder amounts...........................   (30)    24     (4)
                                                         ----   ----   ----
Other comprehensive income (losses)....................  $ 43   $(80)  $ (3)
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Commissions..........................................  $ 418   $ 666   $ 237
Interest and debt issue costs........................     31      25       2
Amortization of DAC..................................    171     105     115
Capitalization of DAC................................   (472)   (624)   (281)
Insurance tax........................................     12       6       3
Other................................................    222     120     103
                                                       -----   -----   -----
  Total other expenses...............................  $ 382   $ 298   $ 179
                                                       =====   =====   =====



     For the year ended December 31, 2006, other includes $65 million of distribution expenses with several affiliates. For the years ended December 31, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 13.

12.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities.......................              $4,077      $4,077
  Equity securities...............................              $   19      $   19
  Mortgage loans on real estate...................              $  478      $  484
  Policy loans....................................              $   37      $   37
  Short-term investments..........................              $  355      $  355
  Cash and cash equivalents.......................              $   38      $   38
  Accrued investment income.......................              $   55      $   55
  Mortgage loan commitments.......................     $2       $   --      $   --
  Commitments to fund bank credit facilities......     $4       $   --      $   --
Liabilities:
  Policyholder account balances...................              $4,699      $4,456
  Long-term debt, affiliated......................              $  435      $  425
  Payables for collateral under securities loaned
     and other transactions.......................              $  901      $  901

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                    NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT       VALUE    FAIR VALUE
                                                    --------   --------   ----------
                                                              (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities.......................              $4,419      $4,419
  Mortgage loans on real estate...................              $  449      $  466
  Policy loans....................................              $   35      $   35
  Short-term investments..........................              $  283      $  283
  Cash and cash equivalents.......................              $   50      $   50
  Accrued investment income.......................              $   53      $   53
Liabilities:
  Policyholder account balances...................              $4,833      $4,536
  Long-term debt, affiliated......................              $  435      $  443
  Payables for collateral under securities loaned
     and other transactions.......................              $  987      $  987


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     The Company has entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life") who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $14 million, $15 million and $14 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $62 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $65 million, included in other expenses, for the year ended December 31, 2006. The Company did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its business. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $103 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, amounts due from affiliates were approximately $34 million and $45 million, respectively.

     At December 31, 2006 and 2005, respectively, the Company held $350 million and $133 million of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are recorded as short-term investments. Net investment income from these invested assets was $9 million, $4 million and $4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated ("RGA"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Mtd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2,250 million and $1,198 million, respectively. Prior-year comparable assets and liabilities were $2,005 million and $1,110 million, respectively.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  PABs.................................................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed DAC, included in other expenses................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===

Ceded premiums.........................................  $ 12   $   6    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................    80      59     37
Ceded fees, included in other revenues.................    68      55     12
Ceded derivative gains (losses) included in net
  investment gains (losses)............................   (31)     (5)    --
Ceded benefits, included in policyholder benefits and
  claims...............................................    32      20     19
Ceded fees, included in other expenses.................    20      96     --
Ceded DAC, included in other expenses..................    13      85     --
                                                         ----   -----    ---
  Total ceded..........................................  $194   $ 316    $69
                                                         ====   =====    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
           (A Subsidiary of MetLife Insurance Company of Connecticut)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables.............................................  $1,855   $1,575
Reinsurance recoverables, included in other assets........  $   89   $   88
Assumed and ceded DAC, net................................  $  306   $  342
Assumed liabilities, included in future policy benefits...  $   26   $   23
Derivative liabilities, included in PABs..................  $  (57)  $  (23)
Assumed liabilities, included in other policyholder
  funds...................................................  $1,182   $1,001
Assumed liabilities, included in other liabilities........  $   19   $   32
Ceded balances payable, included in other liabilities.....  $   28   $   77


     Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to the Company related to the policies in-force as of December 31, 2004. The Company also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates............................................   $65   $ 79   $320
Amortized cost of assets transferred to affiliates......   $66   $ 78   $324
Net investment gains (losses) recognized on transfers...   $(1)  $  1   $ (4)
Estimated fair value of assets transferred from
  affiliates............................................   $43   $753   $ --

                                 ANNUAL REPORT

                                      OF

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                      OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Appendix A) comprising MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company as of December 31, 2006, the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2006, the results of their operations for each of the periods in the year then ended, and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

St. Louis, Missouri
April 6, 2007

                                  APPENDIX A

            Lord Abbett Growth and     Western Asset Management
              Income Sub-Account         U.S.
            Lord Abbett Bond             Government Sub-Account
              Debenture Sub-Account    Oppenheimer Global Equity
            Van Kampen Mid-Cap Growth  Sub-Account
              Sub-Account              MetLife Aggressive
            Lord Abbett Mid-Cap Value  Allocation Sub-Account
              Sub-Account              MetLife Conservative
            Lazard Mid-Cap Sub-Account Allocation Sub-Account
            Met/AIM Small-Cap Growth   MetLife Conservative to
              Sub-Account                Moderate
            Harris Oakmark               Allocation Sub-Account
              International            MetLife Moderate
              Sub-Account              Allocation Sub-Account
            Third Avenue Small Cap     MetLife Moderate to
              Value Sub-Account        Aggressive Allocation
            Oppenheimer Capital        Sub-Account Van Kampen
              Appreciation Sub-Account Strategic Growth
            Legg Mason Aggressive      Sub-Account
              Growth Sub-Account       Van Kampen Enterprise
            PIMCO Total Return Bond    Sub-Account
              Sub-Account              Van Kampen Growth &
            RCM Global Technology      Income Sub-Account
              Sub-Account              Van Kampen Comstock
            PIMCO Inflation Protected  Sub-Account
              Bond Sub-Account         Federated Equity Income
            T. Rowe Price Mid-Cap      Sub-Account
              Growth Sub-Account       Federated High Income
            MFS Research               Bond Sub-Account
              International            Federated Growth
              Sub-Account              Strategic Sub-Account
            Neuberger Berman Real      Neuberger Genesis Trust
              Estate Sub-Account       Sub-Account
            Turner Mid-Cap Growth      Alger American
              Sub-Account              Small-Capitalization
            Goldman Sachs Mid-Cap      Sub-Account
              Value Sub-Account        T. Rowe Price Growth
            MetLife Defensive          Sub-Account
              Strategy Sub-Account     T. Rowe Price
            MetLife Moderate Strategy  International Sub-Account
              Sub-Account              T. Rowe Price Prime
            MetLife Balanced Strategy  Reserve Sub-Account
              Sub-Account              Janus Aspen Worldwide
            MetLife Growth Strategy    Growth Sub-Account
              Sub-Account              American Funds Global
            MetLife Aggressive           Small
              Strategy Sub-Account       Capitalization Sub-Account
            Van Kampen Comstock        American Funds Growth
              Sub-Account              Sub-Account
            Legg Mason Value Equity    American Funds Growth and
              Sub-Account              Income Sub-Account
            Met/Putnam Capital         American Funds Global
              Opportunities            Growth Sub-Account
              Sub-Account              AllianceBernstein
            MFS Emerging Markets       Large-Cap Growth
              Equity Sub-Account       Sub-Account Templeton
            Loomis Sayles Global       Developing Markets
              Markets Sub-Account      Sub-Account
            Met/AIM Capital            Templeton Foreign
              Appreciation Sub-Account Securities Sub-Account
            Janus Capital              Templeton Growth
              Appreciation Sub-Account Securities Sub-Account
            MFS Value Sub-Account      Franklin Templeton Mutual
            Dreman Small Cap Value       Shares
              Sub-Account                Securities Sub-Account
            Pioneer Fund Sub-Account   Van Kampen UIF Equity and
            Pioneer Mid-Cap Value      Income Sub-Account
              Sub-Account              Van Kampen UIF U.S. Real
            Pioneer Strategic Income   Estate Sub-Account
              Sub-Account              Pioneer VCT Mid-Cap
            BlackRock Large-Cap Core   Sub-Account
              Sub-Account              Putnam VT Small-Cap Value
            BlackRock High Yield       Sub-Account
              Sub-Account              LMPV Global High Yield
            AIM V.I. Premier Equity    Bond Sub-Account
              Sub-Account              LMPV Small-Cap Growth
            AIM V.I. Core Equity       Sub-Account
              Sub-Account              LMPV Investors Sub-Account
            AIM V.I. Capital           LMPV Capital and Income
              Appreciation Sub-Account Sub-Account
            AIM V.I. International     LMPV Equity Index
              Growth Sub-Account       Sub-Account
            AIM V.I. Basic Balanced    LMPV Fundamental Value
              Sub-Account              Sub-Account
            MFS Research Sub-Account   LMPV Appreciation
            MFS Investors Trust        Sub-Account
              Sub-Account              LMPV Adjustable Rate
            MFS New Discovery          Income Sub-Account
              Sub-Account              LMPV Aggressive Growth
            Oppenheimer Main Street    Sub-Account
              Growth &                 LMPV Large-Cap Growth
              Income Sub-Account       Sub-Account
            Oppenheimer Bond           LMPV Large-Cap Value
              Sub-Account              Sub-Account
            Oppenheimer Strategic      LMPV Money Market
              Bond Sub-Account         Sub-Account
            T.Rowe Price Small-Cap     LMPV Social Awareness
            Growth Sub-Account         Stock Sub-Account
                                       LMPV Multiple-Discipline
                                         Balanced All Cap Growth
                                         and Value Sub-Account

         Oppenheimer Main Street    LMPV Multiple-Discipline
           Small-Cap                  Global All Cap Growth
           Growth Sub-Account         and Value Sub-Account
         Oppenheimer Money          LMPV Premier Selections
           Sub-Account              All Cap Growth
         Fidelity Asset Manager     Sub-Account LMPV Dividend
           Sub-Account              Strategy Sub-Account
         Fidelity Growth            LMPV Growth and Income
           Sub-Account              Sub-Account
         Fidelity Contrafund        LMPV Lifestyle Balanced
           Sub-Account              Sub-Account
         Fidelity Overseas          LMPV Lifestyle Growth
           Sub-Account              Sub-Account
         Fidelity Equity-Income     LMPV Lifestyle High
           Sub-Account              Growth Sub-Account
         Fidelity Index 500         Capital Appreciation
           Sub-Account              Sub-Account
         Fidelity Money Market      TST Large Cap Sub-Account
           Sub-Account              TST Managed Allocation
         Fidelity Mid-Cap           Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         DWS International          Conservative Sub-Account
           Sub-Account              TST Managed Allocation
         FI Mid-Cap Sub-Account     Moderate Sub-Account
         FI Large Cap Sub-Account   TST Managed Allocation
         FI Value Leaders             Moderate-Aggressive Sub-Account
           Sub-Account              TST Managed Allocation
         Russell 2000 Index           Moderate-Conservative Sub-Account
           Sub-Account              TST MFS Value Sub-Account
         FI International Stock     TST Style Focused Small
           Sub-Account              Cap Growth Sub-Account
         MetLife Stock Index        TST Style Focused Small
           Sub-Account              Cap Value Sub-Account
         BlackRock Legacy           TST Managed Income
           Large-Cap Growth         Sub-Account
           Sub-Account              TST Pioneer Fund
         BlackRock Strategic Value  Sub-Account
           Sub-Account              TST Pioneer Mid Cap
         BlackRock Bond Income      Sub-Account
           Sub-Account              TST Pioneer Strategic
         BlackRock Large-Cap Value  Income Sub-Account
           Sub-Account              TST MFS Total Return
         Lehman Brothers Aggregate  Sub-Account
           Bond Index Sub-Account   TST Federated High Yield
         Harris Oakmark Large Cap   Sub-Account
           Value Sub-Account        TST Mercury Large Cap
         Morgan Stanley EAFE Index  Core Sub-Account
           Sub-Account              TST AIM Capital
         MFS Total Return           Appreciation Sub-Account
           Sub-Account              TST Equity income
         MetLife Mid-Cap Stock      Sub-Account
           Index Sub-Account        TST U.S. Government
         Davis Venture Value        Securities Sub-Account
           Sub-Account              TST Convertible
         Harris Oakmark Focused     Securities Sub-Account
           Value Sub-Account
         Jennison Growth
           Sub-Account
         BlackRock Money Market
           Sub-Account
         LMPV Multiple-Discipline
           Large-Cap Growth and
           Value Sub-Account
         LMPV Multiple-Discipline
           All Cap Growth and
           Value Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                      LORD ABBETT      LORD ABBETT
                                                   GROWTH AND INCOME  BOND DEBENTURE
                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                   ----------------- ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $    898,436,613  $            --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --      306,513,913
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --               --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --               --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --               --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --               --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --               --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --               --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --               --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --               --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --               --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --               --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --               --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --               --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --               --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --               --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --               --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --               --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --               --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --               --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --               --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --               --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --               --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --               --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --               --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --               --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --               --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --               --
                                                   ----------------  ---------------
Total Investments.................................      898,436,613      306,513,913
Due From MetLife Investors USA Insurance Company..               --               --
                                                   ----------------  ---------------
Total Assets......................................      898,436,613      306,513,913
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (71)            (261)
                                                   ----------------  ---------------
NET ASSETS........................................ $    898,436,542  $   306,513,652
                                                   ================  ===============
Outstanding Units.................................       20,191,907       16,856,041
Unit Fair Values.................................. $29.87 to $97.12  $6.34 to $19.81

  The accompanying notes are an integral part of these financial statements.

   VAN KAMPEN        LORD ABBETT                          MET/AIM        HARRIS OAKMARK     THIRD AVENUE
 MID-CAP GROWTH     MID-CAP VALUE    LAZARD MID-CAP   SMALL-CAP GROWTH   INTERNATIONAL     SMALL-CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,430,707                --                --                --                --                --
              --         9,728,915                --                --                --                --
              --                --       126,365,540                --                --                --
              --                --                --       178,634,861                --                --
              --                --                --                --       412,470,562                --
              --                --                --                --                --       360,767,993
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,430,707         9,728,915       126,365,540       178,634,861       412,470,562       360,767,993
            (175)             (292)              (90)             (289)             (125)              (89)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,430,532  $      9,728,623  $    126,365,450  $    178,634,572  $    412,470,437  $    360,767,904
================  ================  ================  ================  ================  ================
         612,842           363,014         7,830,725        12,354,489        20,892,628        20,050,298
$10.20 to $10.75  $25.47 to $27.96  $15.64 to $16.43  $14.00 to $15.16  $19.13 to $20.10  $17.49 to $18.82

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       OPPENHEIMER         LEGG MASON
                                                   CAPITAL APPRECIATION AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380.............   $            --     $           --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............                --                 --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................                --                 --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................                --                 --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............                --                 --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............                --                 --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............                --                 --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............                --                 --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............       357,893,619                 --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............                --        116,887,684
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............                --                 --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............                --                 --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............                --                 --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............                --                 --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............                --                 --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............                --                 --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............                --                 --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............                --                 --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............                --                 --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........                --                 --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........                --                 --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........                --                 --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............                --                 --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............                --                 --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............                --                 --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................                --                 --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................                --                 --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................                --                 --
                                                     ---------------     --------------
Total Investments.................................       357,893,619        116,887,684
Due From MetLife Investors USA Insurance Company..                --                 --
                                                     ---------------     --------------
Total Assets......................................       357,893,619        116,887,684
LIABILITIES:
Due to MetLife Investors USA Insurance Company....              (170)                (6)
                                                     ---------------     --------------
NET ASSETS........................................   $   357,893,449     $  116,887,678
                                                     ===============     ==============
Outstanding Units.................................        39,279,261         15,227,592
Unit Fair Values..................................   $8.75 to $11.41     $7.44 to $7.84

  The accompanying notes are an integral part of these financial statements.

  PIMCO TOTAL      RCM GLOBAL     PIMCO INFLATION  T. ROWE PRICE     MFS RESEARCH        NEUBERGER
    RETURN         TECHNOLOGY     PROTECTED BOND   MID-CAP GROWTH    INTERNATIONAL   BERMAN REAL ESTATE
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------  --------------  ----------------  --------------  ----------------  ------------------
$            --  $           --  $             --  $           --  $             --   $             --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
    440,826,779              --                --              --                --                 --
             --      50,206,756                --              --                --                 --
             --              --       250,682,283              --                --                 --
             --              --                --     220,015,932                --                 --
             --              --                --              --       287,904,888                 --
             --              --                --              --                --        136,595,988
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
             --              --                --              --                --                 --
---------------  --------------  ----------------  --------------  ----------------   ----------------
    440,826,779      50,206,756       250,682,283     220,015,932       287,904,888        136,595,988
            (57)           (269)              (90)            (99)             (123)              (173)
---------------  --------------  ----------------  --------------  ----------------   ----------------
$   440,826,722  $   50,206,487  $    250,682,193  $  220,015,833  $    287,904,765   $    136,595,815
===============  ==============  ================  ==============  ================   ================
     37,317,040      10,314,725        22,804,934      26,478,451        18,205,030          7,072,940
$8.56 to $13.14  $4.71 to $5.15  $10.72 to $11.14  $8.04 to $8.47  $15.21 to $17.35   $18.97 to $19.50

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        TURNER         GOLDMAN SACHS
                                                    MID-CAP GROWTH     MID-CAP VALUE
                                                     SUB-ACCOUNT        SUB-ACCOUNT
                                                   ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --  $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............       49,712,292                --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --       135,606,968
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............               --                --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --                --
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                --
                                                   ----------------  ----------------
Total Investments.................................       49,712,292       135,606,968
Due From MetLife Investors USA Insurance Company..               --                --
                                                   ----------------  ----------------
Total Assets......................................       49,712,292       135,606,968
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (172)             (127)
                                                   ----------------  ----------------
NET ASSETS........................................ $     49,712,120  $    135,606,841
                                                   ================  ================
Outstanding Units.................................        3,921,915         9,011,063
Unit Fair Values.................................. $12.45 to $12.80  $14.78 to $15.20

  The accompanying notes are an integral part of these financial statements.

METLIFE DEFENSIVE METLIFE MODERATE  METLIFE BALANCED   METLIFE GROWTH   METLIFE AGGRESSIVE    VAN KAMPEN
    STRATEGY          STRATEGY          STRATEGY          STRATEGY           STRATEGY          COMSTOCK
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------- ----------------  ----------------  ----------------  ------------------ ----------------
$             --  $             --  $             --  $             --   $             --  $             --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
     399,117,526                --                --                --                 --                --
              --     1,227,960,142                --                --                 --                --
              --                --     3,917,704,523                --                 --                --
              --                --                --     4,136,759,602                 --                --
              --                --                --                --        636,476,180                --
              --                --                --                --                 --        50,349,905
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
              --                --                --                --                 --                --
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
     399,117,526     1,227,960,142     3,917,704,523     4,136,759,602        636,476,180        50,349,905
             (76)              (41)              (95)             (107)               (10)             (255)
----------------  ----------------  ----------------  ----------------   ----------------  ----------------
$    399,117,450  $  1,227,960,101  $  3,917,704,428  $  4,136,759,495   $    636,476,170  $     50,349,650
================  ================  ================  ================   ================  ================
      35,961,422       106,444,385       324,915,762       325,383,030         49,085,211         4,218,383
$10.93 to $11.18  $11.37 to $11.63  $11.88 to $12.15  $12.53 to $12.81   $12.78 to $13.07  $11.80 to $12.01

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      LEGG MASON          MET/PUTNAM
                                                     VALUE EQUITY    CAPITAL OPPORTUNITIES
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------  ---------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND"):
Lord Abbett Growth and Income Portfolio
 30,708,673 shares; cost $764,710,380............. $             --    $             --
Lord Abbett Bond Debenture Portfolio
 24,656,426 shares; cost $300,813,066.............               --                  --
Van Kampen Mid-Cap Growth Portfolio
 627,386 shares; cost $6,264,977..................               --                  --
Lord Abbett Mid-Cap Value Portfolio
 431,246 shares; cost $9,245,008..................               --                  --
Lazard Mid-Cap Portfolio
 9,250,772 shares; cost $117,034,617..............               --                  --
Met/AIM Small-Cap Growth Portfolio
 13,337,933 shares; cost $158,996,241.............               --                  --
Harris Oakmark International Portfolio
 21,858,535 shares; cost $300,347,896.............               --                  --
Third Ave Small-Cap Value Portfolio
 20,707,826 shares; cost $273,812,156.............               --                  --
Oppenheimer Capital Appreciation Portfolio
 38,889,036 shares; cost $321,761,713.............               --                  --
Legg Mason Aggressive Growth Portfolio
 14,647,579 shares; cost $104,873,792.............               --                  --
PIMCO Total Return Portfolio
 37,636,573 shares; cost $430,893,764.............               --                  --
RCM Global Technology Portfolio
 9,435,054 shares; cost $41,812,217...............               --                  --
PIMCO Inflation Protected Bond Portfolio
 24,844,627 shares; cost $262,799,399.............               --                  --
T. Rowe Price Mid-Cap Growth Portfolio
 25,553,534 shares; cost $171,850,811.............               --                  --
MFS Research International Portfolio
 19,255,275 shares; cost $212,068,810.............               --                  --
Neuberger Berman Real Estate Portfolio
 7,563,455 shares; cost $98,920,175...............               --                  --
Turner Mid-Cap Growth Portfolio
 3,920,528 shares; cost $42,618,970...............               --                  --
Goldman Sachs Mid-Cap Value Portfolio
 9,417,151 shares; cost $113,377,700..............               --                  --
MetLife Defensive Strategy Portfolio
 35,988,956 shares; cost $369,139,990.............               --                  --
MetLife Moderate Strategy Portfolio
 106,224,926 shares; cost $1,097,763,728..........               --                  --
MetLife Balanced Strategy Portfolio
 322,444,817 shares; cost $3,410,672,923..........               --                  --
MetLife Growth Strategy Portfolio
 321,426,542 shares; cost $3,558,404,439..........               --                  --
MetLife Aggressive Strategy Portfolio
 48,291,060 shares; cost $529,345,000.............               --                  --
Van Kampen Comstock Portfolio
 4,227,532 shares; cost $45,264,272...............               --                  --
Legg Mason Value Equity Portfolio
 3,598,604 shares; cost $37,697,501...............       40,088,450                  --
Met/Putnam Capital Opportunities
 24,272 shares; cost $355,592.....................               --             365,536
MFS Emerging Markets Equity Portfolio
 898,490 shares; cost $8,448,425..................               --                  --
Loomis Sayles Global Markets Portfolio
 753,134 shares; cost $7,243,568..................               --                  --
                                                   ----------------    ----------------
Total Investments.................................       40,088,450             365,536
Due From MetLife Investors USA Insurance Company..               --                  --
                                                   ----------------    ----------------
Total Assets......................................       40,088,450             365,536
LIABILITIES:
Due to MetLife Investors USA Insurance Company....             (197)                (51)
                                                   ----------------    ----------------
NET ASSETS........................................ $     40,088,253    $        365,485
                                                   ================    ================
Outstanding Units.................................        3,602,950              19,711
Unit Fair Values.................................. $11.05 to $11.18    $16.42 to $20.02

  The accompanying notes are an integral part of these financial statements.

                        MFS EMERGING     LOOMIS SAYLES
                       MARKETS EQUITY    GLOBAL MARKETS
                        SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------  ----------------
                      $             --  $             --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                                    --                --
                             9,425,159                --
                                    --         7,787,407
                      ----------------  ----------------
                             9,425,159         7,787,407
                                    --                --
                      ----------------  ----------------
                             9,425,159         7,787,407
                                  (500)             (498)
                      ----------------  ----------------
                      $      9,424,659  $      7,786,909
                      ================  ================
                               901,069           754,781
                      $10.41 to $10.49  $10.27 to $10.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                       MET/AIM               JANUS
                                                 CAPITAL APPRECIATION CAPITAL APPRECIATION
                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------- --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS FUND-(CONTINUED)
Met/AIM Capital Appreciation Portfolio
  104,709 shares; cost $1,223,245...............   $      1,134,002    $              --
Janus Capital Appreciation Portfolio
  18,168 shares; cost $1,323,292................                 --            1,410,570
MFS Value Portfolio
  427,776 shares; cost $5,933,431...............                 --                   --
Dreman Small Cap Value Portfolio
  384,009 shares; cost $4,889,044...............                 --                   --
Pioneer Fund Portfolio
  262,441 shares; cost $3,595,376...............                 --                   --
Pioneer Mid-Cap Value Portfolio
  327,033 shares; cost $3,681,109...............                 --                   --
Pioneer Strategic Income Portfolio
  3,957,635 shares; cost $38,072,590............                 --                   --
BlackRock Large-Cap Core Portfolio
  173,918 shares; cost $1,820,703...............                 --                   --
BlackRock High Yield Portfolio
 363,952 shares; cost $3,084,150................                 --                   --
AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
AIM V.I. Core Equity Portfolio
 43,217 shares; cost $1,084,712.................                 --                   --
AIM V.I. Capital Appreciation Portfolio
 24,119 shares; cost $621,299...................                 --                   --
AIM V.I. International Growth Portfolio
 30,576 shares; cost $628,000...................                 --                   --
AIM V.I. Basic Balanced Portfolio
 81,998 shares; cost $924,491...................                 --                   --
MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
MFS Research Portfolio
 15,338 shares; cost $251,463...................                 --                   --
MFS Investors Trust Portfolio
 7,876 shares; cost $137,282....................                 --                   --
MFS New Discovery Portfolio
 11,836 shares; cost $177,905...................                 --                   --
                                                   ----------------    -----------------
Total Investments...............................          1,134,002            1,410,570
Due From MetLife Investors USA Insurance Company                 --                   --
                                                   ----------------    -----------------
Total Assets....................................          1,134,002            1,410,570
LIABILITIES:
Due to MetLife Investors USA Insurance Company..               (155)                (161)
                                                   ----------------    -----------------
NET ASSETS......................................   $      1,133,847    $       1,410,409
                                                   ================    =================
Outstanding Units...............................             78,887               12,842
Unit Fair Values................................   $13.35 to $14.77    $97.82 to $120.96

  The accompanying notes are an integral part of these financial statements.

       MFS             DREMAN                              PIONEER          PIONEER          BLACKROCK
      VALUE        SMALL CAP VALUE    PIONEER FUND      MID-CAP VALUE   STRATEGIC INCOME   LARGE-CAP CORE
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$             --  $             --  $             --  $             --  $             --  $             --
              --                --                --                --                --                --
       6,091,527                --                --                --                --                --
              --         5,287,800                --                --                --                --
              --                --         3,839,509                --                --                --
              --                --                --         3,904,773                --                --
              --                --                --                --        37,439,229                --
              --                --                --                --                --         1,947,877
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
              --                --                --                --                --                --
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       6,091,527         5,287,800         3,839,509         3,904,773        37,439,229         1,947,877
            (273)             (171)             (312)             (182)              (35)             (134)
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
$      6,091,254  $      5,287,629  $      3,839,197  $      3,904,591  $     37,439,194  $      1,947,743
================  ================  ================  ================  ================  ================
         386,214           386,322           202,477           325,656         2,004,763           176,805
$15.02 to $16.20  $13.57 to $13.78  $17.53 to $19.69  $11.89 to $12.07  $17.28 to $19.22  $10.53 to $11.40

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                      BLACKROCK      AIM V.I.
                                                     HIGH YIELD     CORE EQUITY
                                                     SUB-ACCOUNT    SUB-ACCOUNT
                                                  ----------------  -----------
 ASSETS:
 INVESTMENTS AT FAIR VALUE:
 MET INVESTORS FUND-(CONTINUED)
 Met/AIM Capital Appreciation Portfolio
   104,709 shares; cost $1,223,245............... $             --  $       --
 Janus Capital Appreciation Portfolio
   18,168 shares; cost $1,323,292................               --          --
 MFS Value Portfolio
   427,776 shares; cost $5,933,431...............               --          --
 Dreman Small Cap Value Portfolio
   384,009 shares; cost $4,889,044...............               --          --
 Pioneer Fund Portfolio
   262,441 shares; cost $3,595,376...............               --          --
 Pioneer Mid-Cap Value Portfolio
   327,033 shares; cost $3,681,109...............               --          --
 Pioneer Strategic Income Portfolio
   3,957,635 shares; cost $38,072,590............               --          --
 BlackRock Large-Cap Core Portfolio
   173,918 shares; cost $1,820,703...............               --          --
 BlackRock High Yield Portfolio
  363,952 shares; cost $3,084,150................        3,246,450          --
 AIM VARIABLE INSURANCE FUNDS, INC. ("AIM FUND"):
 AIM V.I. Core Equity Portfolio
  43,217 shares; cost $1,084,712.................               --   1,176,358
 AIM V.I. Capital Appreciation Portfolio
  24,119 shares; cost $621,299...................               --          --
 AIM V.I. International Growth Portfolio
  30,576 shares; cost $628,000...................               --          --
 AIM V.I. Basic Balanced Portfolio
  81,998 shares; cost $924,491...................               --          --
 MFS VARIABLE INSURANCE TRUST ("MFS FUND"):
 MFS Research Portfolio
  15,338 shares; cost $251,463...................               --          --
 MFS Investors Trust Portfolio
  7,876 shares; cost $137,282....................               --          --
 MFS New Discovery Portfolio
  11,836 shares; cost $177,905...................               --          --
                                                  ----------------  ----------
 Total Investments...............................        3,246,450   1,176,358
 Due From MetLife Investors USA Insurance Company               --          --
                                                  ----------------  ----------
 Total Assets....................................        3,246,450   1,176,358
 LIABILITIES:
 Due to MetLife Investors USA Insurance Company..              (52)         --
                                                  ----------------  ----------
 NET ASSETS...................................... $      3,246,398  $1,176,358
                                                  ================  ==========
 Outstanding Units...............................          198,218     265,665
 Unit Fair Values................................ $15.62 to $16.62  $     4.43

  The accompanying notes are an integral part of these financial statements.

      AIM V.I.             AIM V.I.          AIM V.I.        MFS           MFS            MFS
CAPITAL APPRECIATION INTERNATIONAL GROWTH BASIC BALANCED  RESEARCH   INVESTORS TRUST NEW DISCOVERY
    SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------------- -------------------- -------------- ----------- --------------- -------------

      $     --             $     --          $     --     $     --      $     --       $     --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

            --                   --                --           --            --             --

       632,397                   --                --           --            --             --

            --              899,843                --           --            --             --

            --                   --           977,413           --            --             --

            --                   --                --      276,705            --             --

            --                   --                --           --       170,830             --

            --                   --                --           --            --        206,180
      --------             --------          --------     --------      --------       --------
       632,397              899,843           977,413      276,705       170,830        206,180
             1                   --                --           --             1             --
      --------             --------          --------     --------      --------       --------
       632,398              899,843           977,413      276,705       170,831        206,180
            --                   (1)               (1)          --            --             --
      --------             --------          --------     --------      --------       --------
      $632,398             $899,842          $977,412     $276,705      $170,831       $206,180
      ========             ========          ========     ========      ========       ========
       125,055              119,102           183,755       54,023        33,624         28,494
      $   5.06             $   7.56          $   5.32     $   5.12      $   5.08       $   7.24

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                             OPPENHEIMER MAIN STREET OPPENHEIMER
                                                                 GROWTH & INCOME        BOND
                                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                             ----------------------- -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087..............................        $321,623          $     --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................              --           324,377
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................              --                --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................              --                --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................              --                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................              --                --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................              --                --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................              --                --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................              --                --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................              --                --
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................              --                --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................              --                --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................              --                --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................              --                --
                                                                    --------          --------
Total Investments...........................................         321,623           324,377
Due From MetLife Investors USA Insurance Company............              --                --
                                                                    --------          --------
Total Assets................................................         321,623           324,377
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............              --                --
                                                                    --------          --------
NET ASSETS..................................................        $321,623          $324,377
                                                                    ========          ========
Outstanding Units...........................................          59,121            47,067
Unit Fair Values............................................        $   5.44          $   6.89

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER   OPPENHEIMER MAIN STREET OPPENHEIMER  FIDELITY ASSET      FIDELITY          FIDELITY
STRATEGIC BOND    SMALL-CAP GROWTH        MONEY        MANAGER           GROWTH          CONTRAFUND
 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------------- ----------- ----------------  ---------------- ----------------
   $    --            $     --          $     --   $             --  $             -- $             --
        --                  --                --                 --                --               --
    51,318                  --                --                 --                --               --
        --             187,407                --                 --                --               --
        --                  --           187,426                 --                --               --
        --                  --                --        140,644,003                --               --
        --                  --                --                 --       214,865,660               --
        --                  --                --                 --                --      338,418,320
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
        --                  --                --                 --                --               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,426        140,644,003       214,865,660      338,418,320
        --                  --               351                 --                 3               --
   -------            --------          --------   ----------------  ---------------- ----------------
    51,318             187,407           187,777        140,644,003       214,865,663      338,418,320
        --                  (2)               --                 (1)               --             (153)
   -------            --------          --------   ----------------  ---------------- ----------------
   $51,318            $187,405          $187,777   $    140,644,002  $    214,865,663 $    338,418,167
   =======            ========          ========   ================  ================ ================
     6,741              17,793            33,346         13,137,764        16,167,140       17,625,464
   $  7.61            $  10.53          $   5.63   $10.62 to $10.85  $13.24 to $13.40 $10.73 to $40.96

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                FIDELITY        FIDELITY
                                                                OVERSEAS      EQUITY-INCOME
                                                               SUB-ACCOUNT     SUB-ACCOUNT
                                                             ---------------- -------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER FUND"):
Oppenheimer Main Street Growth & Income Portfolio
  12,979 shares; cost $267,087.............................. $             --  $        --
Oppenheimer Bond Portfolio
  29,066 shares; cost $317,277..............................               --           --
Oppenheimer Strategic Bond Portfolio
  9,756 shares; cost $46,259................................               --           --
Oppenheimer Main Street Small-Cap Growth Portfolio
  9,786 shares; cost $128,150...............................               --           --
Oppenheimer Money Portfolio
  187,426 shares; cost $187,426.............................               --           --
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("FIDELITY FUND"):
Fidelity Asset Manager Portfolio
  8,952,514 shares; cost $141,139,012.......................               --           --
Fidelity Growth Portfolio
  5,990,122 shares; cost $226,828,780.......................               --           --
Fidelity Contrafund Portfolio
  10,754,221 shares; cost $243,589,087......................               --           --
Fidelity Overseas Portfolio
  469,727 shares; cost $8,733,560...........................       11,259,343           --
Fidelity Equity-Income Portfolio
  679,763 shares; cost $16,039,746..........................               --   17,809,781
Fidelity Index 500 Portfolio
  841,576 shares; cost $107,240,759.........................               --           --
Fidelity Money Market Portfolio
  35,607,272 shares; cost $35,607,272.......................               --           --
Fidelity Mid-Cap Portfolio
  413,016 shares; cost $13,494,350..........................               --           --
DWS VARIABLE SERIES II: ("DWS FUND")
DWS International Portfolio
  2,627,448 shares; cost $28,004,465........................               --           --
                                                             ----------------  -----------
Total Investments...........................................       11,259,343   17,809,781
Due From MetLife Investors USA Insurance Company............                2            1
                                                             ----------------  -----------
Total Assets................................................       11,259,345   17,809,782
LIABILITIES:
Due to MetLife Investors USA Insurance Company..............               --           --
                                                             ----------------  -----------
NET ASSETS.................................................. $     11,259,345  $17,809,782
                                                             ================  ===========
Outstanding Units...........................................          951,985    1,227,074
Unit Fair Values............................................ $10.93 to $12.59  $     14.51

  The accompanying notes are an integral part of these financial statements.

         FIDELITY         FIDELITY        FIDELITY             DWS
         INDEX 500      MONEY MARKET       MID CAP        INTERNATIONAL
        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
      ---------------- -------------- ----------------  ----------------
      $             -- $           -- $             --  $             --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
                    --             --               --                --
           135,796,689             --               --                --
                    --     35,607,272               --                --
                    --             --       14,145,812                --
                    --             --               --        35,260,354
      ---------------- -------------- ----------------  ----------------
           135,796,689     35,607,272       14,145,812        35,260,354
                     1             27               --                --
      ---------------- -------------- ----------------  ----------------
           135,796,690     35,607,299       14,145,812        35,260,354
                    --             --              (19)               (1)
      ---------------- -------------- ----------------  ----------------
      $    135,796,690 $   35,607,299 $     14,145,793  $     35,260,353
      ================ ============== ================  ================
             8,294,641      4,981,073          398,050         3,170,743
      $16.29 to $16.69 $7.08 to $7.54 $34.80 to $35.93  $11.07 to $11.12

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        FI MID CAP            FI
                                                       OPPORTUNITIES       LARGE CAP
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ---------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND"):
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202..................... $     5,260,410  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770.....................              --         2,286,270
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507......................              --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342.....................              --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429.....................              --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720.................              --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494........................              --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830....................              --                --
BlackRock Bond Income Class Portfolio
 110,108 shares; cost $11,721,442                                  --                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342....................              --                --
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613....................              --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402....................              --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371...................              --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040...................              --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503...................              --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731...............              --                --
                                                      ---------------  ----------------
Total Investments....................................       5,260,410         2,286,270
Due From MetLife Investors USA Insurance Company.....              --                --
                                                      ---------------  ----------------
Total Assets.........................................       5,260,410         2,286,270
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (3)             (225)
                                                      ---------------  ----------------
NET ASSETS........................................... $     5,260,407  $      2,286,045
                                                      ===============  ================
Outstanding Units....................................         566,610           134,065
Unit Fair Values..................................... $2.58 to $22.27  $16.16 to $17.74

  The accompanying notes are an integral part of these financial statements.

       FI             RUSSELL             FI               METLIFE             BLACKROCK            BLACKROCK
  VALUE LEADERS     2000 INDEX    INTERNATIONAL STOCK    STOCK INDEX    LEGACY LARGE-CAP GROWTH  STRATEGIC VALUE
   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------  --------------- ------------------- ----------------  ----------------------- ----------------

$             --  $            --   $            --   $             --     $             --     $             --

              --               --                --                 --                   --                   --

       2,662,309               --                --                 --                   --                   --

              --        8,227,895                --                 --                   --                   --

              --               --         3,233,037                 --                   --                   --

              --               --                --        313,093,674                   --                   --

              --               --                --                 --              538,658                   --

              --               --                --                 --                   --           13,305,492

              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
              --               --                --                 --                   --                   --
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
       2,662,309        8,227,895         3,233,037        313,093,674              538,658           13,305,492
            (222)              --              (116)              (143)                  (2)                  (2)
----------------  ---------------   ---------------   ----------------     ----------------     ----------------
$      2,662,087  $     8,227,895   $     3,232,921   $    313,093,531     $        538,656     $     13,305,490
================  ===============   ===============   ================     ================     ================
         126,575          490,302           262,656         19,358,596               19,004              613,247
$19.83 to $21.76  $7.17 to $19.71   $5.57 to $19.34   $12.71 to $49.42     $28.33 to $29.96     $21.69 to $22.35

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                         BLACKROCK        BLACKROCK
                                                        BOND INCOME    LARGE-CAP VALUE
                                                        SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------  ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
FI Mid Cap Opportunities Portfolio
 269,212 shares; cost $4,488,202.................... $             --  $             --
FI Large Cap Portfolio
 151,208 shares; cost $2,153,770....................               --                --
FI Value Leaders Portfolio
 12,803 shares; cost $2,518,507.....................               --                --
Russell 2000 Index Portfolio
 524,738 shares; cost $7,474,342....................               --                --
FI International Stock Portfolio
 210,750 shares; cost $2,886,429....................               --                --
MetLife Stock Index Portfolio
 8,792,846 shares; cost $249,660,720................               --                --
BlackRock Legacy Large-Cap Growth Portfolio
 23,867 shares; cost $515,494.......................               --                --
BlackRock Strategic Value Class Portfolio
 750,028 shares; cost $12,980,830...................               --                --
BlackRock Bond Income Class Portfolio
  110,108 shares; cost $11,721,442..................       11,911,611                --
BlackRock Large-Cap Value Class Portfolio
  164,067 shares; cost $2,051,342...................               --         2,265,769
Lehman Brothers Aggregate Bond Index Portfolio
  428,451 shares; cost $4,594,613...................               --                --
Harris Oakmark Large Cap Value Portfolio
  414,448 shares; cost $5,375,402...................               --                --
Morgan Stanley EAFE Index Portfolio
  900,721 shares; cost $10,928,371..................               --                --
MFS Total Return Portfolio
  186,448 shares; cost $27,074,040..................               --                --
MetLife Mid-Cap Stock Index Portfolio
  819,135 shares; cost $11,032,503..................               --                --
Davis Venture Value Portfolio
  18,103,693 shares; cost $471,520,731..............               --                --
                                                     ----------------  ----------------
Total Investments...................................       11,911,611         2,265,769
Due From MetLife Investors USA Insurance Company....               --                 1
                                                     ----------------  ----------------
Total Assets........................................       11,911,611         2,265,770
LIABILITIES:
Due to MetLife Investors USA Insurance Company......             (239)               --
                                                     ----------------  ----------------
NET ASSETS.......................................... $     11,911,372  $      2,265,770
                                                     ================  ================
Outstanding Units...................................          261,942           154,904
Unit Fair Values.................................... $38.47 to $55.36  $14.62 to $14.94

  The accompanying notes are an integral part of these financial statements.

  LEHMAN BROTHERS     HARRIS OAKMARK    MORGAN STANLEY                          METLIFE             DAVIS
AGGREGATE BOND INDEX  LARGE CAP VALUE     EAFE INDEX    MFS TOTAL RETURN  MID CAP STOCK INDEX   VENTURE VALUE
    SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------  ---------------- ----------------  ------------------- ----------------

  $             --   $             --  $             -- $             --   $             --   $             --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --

                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
                --                 --                --               --                 --                 --
         4,610,138                 --                --               --                 --                 --
                --          6,357,637                --               --                 --                 --
                --                 --        14,411,541               --                 --                 --
                --                 --                --       29,037,549                 --                 --
                --                 --                --               --         11,992,134                 --
                --                 --                --               --                 --        632,598,828
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,541       29,037,549         11,992,134        632,598,828
                --                 --                 1               --                 --                 --
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
         4,610,138          6,357,637        14,411,542       29,037,549         11,992,134        632,598,828
                (1)                (1)               --             (117)                --                (99)
  ----------------   ----------------  ---------------- ----------------   ----------------   ----------------
  $      4,610,137   $      6,357,636  $     14,411,542 $     29,037,432   $     11,992,134   $    632,598,729
  ================   ================  ================ ================   ================   ================
           340,120            420,888           910,003          647,027            751,885         43,433,483
  $13.55 to $14.07   $15.10 to $15.68  $15.83 to $16.43 $38.20 to $52.44   $15.93 to $16.42   $13.94 to $41.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006


                                                       HARRIS OAKMARK      JENNISON
                                                       FOCUSED VALUE        GROWTH
                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                      ----------------  ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................ $    402,048,714  $            --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............               --      182,151,122
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................               --               --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................               --               --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................               --               --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................               --               --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................               --               --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................               --               --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................               --               --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................               --               --
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................               --               --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................               --               --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................               --               --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................               --               --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................               --               --
                                                      ----------------  ---------------
Total Investments....................................      402,048,714      182,151,122
Due From MetLife Investors USA Insurance Company.....               --               --
                                                      ----------------  ---------------
Total Assets.........................................      402,048,714      182,151,122
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......              (89)            (120)
                                                      ----------------  ---------------
NET ASSETS........................................... $    402,048,625  $   182,151,002
                                                      ================  ===============
Outstanding Units....................................       21,686,262       15,655,366
Unit Fair Values..................................... $17.28 to $43.74  $2.45 to $11.92

  The accompanying notes are an integral part of these financial statements.

  BLACKROCK      T. ROWE PRICE   WESTERN ASSET MANAGEMENT    OPPENHEIMER           METLIFE                METLIFE
 MONEY MARKET   SMALL-CAP GROWTH     U.S. GOVERNMENT        GLOBAL EQUITY   AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------- ---------------- ------------------------ ----------------  --------------------- -----------------------
$            -- $             --     $             --     $             --    $             --       $             --
             --               --                   --                   --                  --                     --
    187,577,717               --                   --                   --                  --                     --
             --        1,115,537                   --                   --                  --                     --
             --               --           24,039,824                   --                  --                     --
             --               --                   --            3,691,591                  --                     --
             --               --                   --                   --           1,267,828                     --
             --               --                   --                   --                  --              2,088,304
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
             --               --                   --                   --                  --                     --
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,717        1,115,537           24,039,824            3,691,591           1,267,828              2,088,304
            203                2                   --                   --                  --                     --
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
    187,577,920        1,115,539           24,039,824            3,691,591           1,267,828              2,088,304
             --               --                 (401)                 (89)               (139)                  (159)
                ----------------     ----------------     ----------------    ----------------       ----------------
--------------- ----------------     ----------------     ----------------    ----------------       ----------------
$   187,577,920 $      1,115,539     $     24,039,423     $      3,691,502    $      1,267,689       $      2,088,145
=============== ================     ================     ================    ================       ================
     18,324,659           73,595            1,527,142              195,337             101,305                194,471
$9.91 to $24.22 $15.00 to $16.94     $14.41 to $16.38     $18.38 to $19.12    $12.39 to $12.57       $10.65 to $10.81

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                    METLIFE                     METLIFE
                                                      CONSERVATIVE TO MODERATE ALLOCATION MODERATE ALLOCATION
                                                                  SUB-ACCOUNT                 SUB-ACCOUNT
                                                      ----------------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
  1,522,174 shares; cost $332,895,471................          $             --            $             --
Jennison Growth Portfolio
  14,421,921 shares; cost $148,285,316...............                        --                          --
BlackRock Money Market Portfolio
  1,875,778 shares; cost $187,577,653................                        --                          --
T. Rowe Price Small-Cap Growth Portfolio
  70,963 shares; cost $1,047,611.....................                        --                          --
Western Asset Management U.S. Government Portfolio
  1,960,558 shares; cost $23,534,833.................                        --                          --
Oppenheimer Global Equity Portfolio
  219,738 shares; cost $3,375,726....................                        --                          --
MetLife Aggressive Allocation Portfolio
  103,581 shares; cost $1,185,708....................                        --                          --
MetLife Conservative Allocation Portfolio
  198,131 shares; cost $2,002,412....................                        --                          --
MetLife Conservative to Moderate Portfolio
  277,709 shares; cost $2,870,094....................                 3,060,349                          --
MetLife Moderate Allocation Portfolio
  1,582,979 shares; cost $17,083,414.................                        --                  18,172,602
MetLife Moderate to Aggressive Allocation Portfolio
  1,878,246 shares; cost $21,032,411.................                        --                          --
VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN FUND"):
Van Kampen Strategic Growth Portfolio
  173,837 shares; cost $4,846,649....................                        --                          --
Van Kampen Enterprise Portfolio
  10,015 shares; cost $149,642.......................                        --                          --
Van Kampen Growth and Income Portfolio
  926,708 shares; cost $18,651,955...................                        --                          --
Van Kampen Comstock Portfolio
  2,263,617 shares; cost $30,702,343.................                        --                          --
                                                               ----------------            ----------------
Total Investments....................................                 3,060,349                  18,172,602
Due From MetLife Investors USA Insurance Company.....                        --                          --
                                                               ----------------            ----------------
Total Assets.........................................                 3,060,349                  18,172,602
LIABILITIES:
Due to MetLife Investors USA Insurance Company.......                      (153)                        (69)
                                                               ----------------            ----------------
NET ASSETS...........................................          $      3,060,196            $     18,172,533
                                                               ================            ================
Outstanding Units....................................                   273,176                   1,554,946
Unit Fair Values.....................................          $11.10 to $11.26            $11.58 to $11.75

  The accompanying notes are an integral part of these financial statements.

             METLIFE                 VAN KAMPEN    VAN KAMPEN     VAN KAMPEN        VAN KAMPEN
MODERATE TO AGGRESSIVE ALLOCATION STRATEGIC GROWTH ENTERPRISE  GROWTH AND INCOME     COMSTOCK
           SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------- ---------------- ----------- ----------------- ----------------
        $             --           $           --   $     --    $            --  $             --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
                      --                       --         --                 --                --
              22,426,253                       --         --                 --                --
                      --                4,964,853         --                 --                --
                      --                       --    155,620                 --                --
                      --                       --         --         20,351,040                --
                      --                       --         --                 --        33,275,165
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,853    155,620         20,351,040        33,275,165
                      --                        1        307                 --                --
        ----------------           --------------   --------    ---------------  ----------------
              22,426,253                4,964,854    155,620         20,351,040        33,275,165
                    (113)                    (203)        --                 --                (1)
        ----------------           --------------   --------    ---------------  ----------------
        $     22,426,140           $    4,964,651   $155,927    $    20,351,040  $     33,275,164
        ================           ==============   ========    ===============  ================
               1,876,875                1,033,865     39,881          1,465,291         2,167,418
        $11.84 to $12.01           $4.59 to $4.87   $   3.91    $7.17 to $14.19  $15.09 to $15.48

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            FEDERATED      FEDERATED
                                                                          EQUITY INCOME HIGH INCOME BOND
                                                                           SUB-ACCOUNT    SUB-ACCOUNT
                                                                          ------------- ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................    $96,943        $     --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................         --         132,704
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................         --              --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................         --              --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................         --              --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................         --              --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................         --              --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................         --              --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................         --              --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................         --              --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................         --              --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................         --              --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................         --              --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................         --              --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................         --              --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................         --              --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................         --              --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................         --              --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................         --              --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................         --              --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................         --              --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................         --              --
                                                                             -------        --------
Total Investments........................................................     96,943         132,704
Due From MetLife Investors USA Insurance Company.........................         --              --
                                                                             -------        --------
Total Assets.............................................................     96,943         132,704
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................         (1)             (1)
                                                                             -------        --------
NET ASSETS...............................................................    $96,942        $132,703
                                                                             =======        ========
Outstanding Units........................................................     17,127          20,273
Unit Fair Values.........................................................    $  5.66        $   6.55

  The accompanying notes are an integral part of these financial statements.

    FEDERATED      NEUBERGER     ALGER AMERICAN    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
GROWTH STRATEGIES   GENESIS   SMALL-CAPITALIZATION    GROWTH     INTERNATIONAL PRIME RESERVE
   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
----------------- ----------- -------------------- ------------- ------------- -------------
    $     --        $    --      $           --     $        --   $       --    $       --
          --             --                  --              --           --            --
     189,447             --                  --              --           --            --
          --         13,131                  --              --           --            --
          --             --          74,178,888              --           --            --
          --             --                  --      10,405,666           --            --
          --             --                  --              --    1,334,230            --
          --             --                  --              --           --     1,519,151
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
          --             --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,131          74,178,888      10,405,666    1,334,230     1,519,151
          --             36                   1               1           --             4
    --------        -------      --------------     -----------   ----------    ----------
     189,447         13,167          74,178,889      10,405,667    1,334,230     1,519,155
          (5)            --                  --              --           --            --
    --------        -------      --------------     -----------   ----------    ----------
    $189,442        $13,167      $   74,178,889     $10,405,667   $1,334,230    $1,519,155
    ========        =======      ==============     ===========   ==========    ==========
      32,906          1,051           7,749,990         128,359       96,658        87,463
    $   5.76        $ 12.53      $9.53 to $9.61     $     81.07   $    13.80    $    17.37

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                            JANUS ASPEN          AMERICAN FUNDS
                                                                          WORLDWIDE GROWTH GLOBAL SMALL CAPITALIZATION
                                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                                          ---------------- ---------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771..............................................      $   --           $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................          --                         --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................          --                         --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................          --                         --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................          --                         --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................          --                         --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................          --                         --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................          --                         --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................       9,874                         --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................          --                 19,777,453
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................          --                         --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................          --                         --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................          --                         --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................          --                         --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................          --                         --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................          --                         --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................          --                         --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................          --                         --
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................          --                         --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................          --                         --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................          --                         --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................          --                         --
                                                                               ------           ----------------
Total Investments........................................................       9,874                 19,777,453
Due From MetLife Investors USA Insurance Company.........................          --                         --
                                                                               ------           ----------------
Total Assets.............................................................       9,874                 19,777,453
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................          (1)                        --
                                                                               ------           ----------------
NET ASSETS...............................................................      $9,873           $     19,777,453
                                                                               ======           ================
Outstanding Units........................................................       1,276                    666,735
Unit Fair Values.........................................................      $ 7.73           $29.64 to $30.85

  The accompanying notes are an integral part of these financial statements.

  AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS   ALLIANCEBERNSTEIN     TEMPLETON          TEMPLETON
      GROWTH        GROWTH AND INCOME   GLOBAL GROWTH    LARGE CAP GROWTH  DEVELOPING MARKETS FOREIGN SECURITIES
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------  -----------------  ----------------  ----------------- ------------------ ------------------
$               --  $              --  $             --  $             --   $             --   $             --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
       111,503,456                 --                --                --                 --                 --
                --         76,344,178                --                --                 --                 --
                --                 --        34,540,865                --                 --                 --
                --                 --                --           665,774                 --                 --
                --                 --                --                --         11,178,948                 --
                --                 --                --                --                 --         24,138,061
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
                --                 --                --                --                 --                 --
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
       111,503,456         76,344,178        34,540,865           665,774         11,178,948         24,138,061
               (86)              (113)             (197)             (117)              (236)              (252)
------------------  -----------------  ----------------  ----------------   ----------------   ----------------
$      111,503,370  $      76,344,065  $     34,540,668  $        665,657   $     11,178,712   $     24,137,809
==================  =================  ================  ================   ================   ================
           729,519            687,630         1,374,016            19,969            764,911            946,611
$129.74 to $179.18  $94.31 to $130.25  $23.74 to $25.90  $31.84 to $33.74   $12.21 to $20.23   $13.88 to $32.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              TEMPLETON             FRANKLIN
                                                                          GROWTH SECURITIES MUTUAL SHARES SECURITIES
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                          ----------------- ------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
FEDERATED INVESTORS INSURANCE COMPANY ("FEDERATED FUND"):
Federated Equity Income Portfolio
 5,933 shares; cost $75,771.............................................. $             --      $             --
Federated High Income Bond Portfolio
 16,905 shares; cost $130,755............................................               --                    --
Federated Growth Strategies Portfolio
 7,389 shares; cost $207,083.............................................               --                    --
NEUBERGER BERMAN ("NEUBERGER FUND"):
Neuberger Genesis Portfolio
 276 shares; cost $8,679.................................................               --                    --
THE ALGER AMERICAN FUND ("ALGER FUND"):
Alger American Small-Capitalization Portfolio
 2,610,095 shares; cost $76,419,808......................................               --                    --
T. ROWE PRICE FUNDS ("T. ROWE FUND"):
T. Rowe Price Growth Portfolio
 328,981 shares; cost $9,045,316.........................................               --                    --
T. Rowe Price International Portfolio
 79,277 shares; cost $1,090,391..........................................               --                    --
T. Rowe Price Prime Reserve Portfolio
 1,519,150 shares; cost $1,519,151.......................................               --                    --
JANUS CAPITAL FUNDS CORP. ("JANUS FUND"):
Janus Aspen Worldwide Growth Portfolio
 304 shares; cost $7,096.................................................               --                    --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND"):
American Funds Global Small-Capitalization Portfolio
 802,656 shares; cost $15,885,453........................................               --                    --
American Funds Growth Portfolio
 1,740,066 shares; cost $99,864,698......................................               --                    --
American Funds Growth and Income Portfolio
 1,809,532 shares; cost $69,531,613......................................               --                    --
American Funds Global Growth Portfolio
 1,483,077 shares; cost $31,490,462......................................               --                    --
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. ("ALLIANCE FUNDS"):
AllianceBernstein Large-Cap Growth Portfolio
 25,247 shares; cost $627,823............................................               --                    --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TEMPLETON FUNDS"):
Templeton Developing Markets Portfolio
 810,656 shares; cost $9,741,807.........................................               --                    --
Templeton Foreign Securities Portfolio
 1,289,426 shares; cost $21,783,205......................................               --                    --
Templeton Growth Securities Portfolio
 953,110 shares; cost $14,073,119........................................       15,183,041                    --
Franklin Mutual Shares Securities Portfolio
 1,442,635 shares; cost $27,675,118......................................               --            29,530,733
Franklin Income Securities Portfolio
 1,660,193 shares; cost $27,242,961......................................               --                    --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC: ("UIF FUND")
Van Kampen UIF Equity and Income Portfolio
 4,592,104 shares; cost $64,805,614......................................               --                    --
Van Kampen UIF U.S. Real Estate Portfolio
 947,079 shares; cost $25,052,712........................................               --                    --
PIONEER VARIABLE CONTRACTS TRUST: ("PIONEER FUND")
Pioneer VCT Mid-Cap Value Portfolio
 406,082 shares; cost $8,340,978.........................................               --                    --
                                                                          ----------------      ----------------
Total Investments........................................................       15,183,041            29,530,733
Due From MetLife Investors USA Insurance Company.........................               --                    --
                                                                          ----------------      ----------------
Total Assets.............................................................       15,183,041            29,530,733
LIABILITIES:
Due to MetLife Investors USA Insurance Company...........................              (82)                  (15)
                                                                          ----------------      ----------------
NET ASSETS............................................................... $     15,182,959      $     29,530,718
                                                                          ================      ================
Outstanding Units........................................................          784,417             1,273,727
Unit Fair Values......................................................... $18.41 to $19.72      $22.56 to $23.49

  The accompanying notes are an integral part of these financial statements.

     FRANKLIN           VAN KAMPEN            VAN KAMPEN         PIONEER VCT
 INCOME SECURITIES UIF EQUITY AND INCOME UIF U.S. REAL ESTATE   MID-CAP VALUE
    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
 ----------------- --------------------- -------------------- ----------------
 $             --    $             --      $             --   $             --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
               --                  --                    --                 --
       28,820,948                  --                    --                 --
               --          68,376,431                    --                 --
               --                  --            27,806,239                 --
               --                  --                    --          8,219,109
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,431            27,806,239          8,219,109
               --                 145                    --                 --
 ----------------    ----------------      ----------------   ----------------
       28,820,948          68,376,576            27,806,239          8,219,109
             (128)                 --                   (30)               (52)
 ----------------    ----------------      ----------------   ----------------
 $     28,820,820    $     68,376,576      $     27,806,209   $      8,219,057
 ================    ================      ================   ================
          664,025           4,592,861               928,174            262,287
 $38.83 to $45.21    $14.74 to $14.96      $29.52 to $30.20   $30.41 to $31.88

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                           PUTNAM                LMPV
                                                                     VT SMALL-CAP VALUE GLOBAL HIGH YIELD BOND
                                                                        SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ------------------ ----------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................  $      8,149,235     $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                --           16,994,845
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                --                   --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                --                   --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                --                   --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                --                   --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                --                   --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                --                   --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                --                   --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                --                   --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                --                   --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                --                   --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,147,019....................................                --                   --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                --                   --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                --                   --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                --                   --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                --                   --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                --                   --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                --                   --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                --                   --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                --                   --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                --                   --
                                                                      ----------------     ----------------
Total Investments...................................................         8,149,235           16,994,845
Due From MetLife Investors USA Insurance Company....................                --                   --
                                                                      ----------------     ----------------
Total Assets........................................................         8,149,235           16,994,845
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................               (18)                (201)
                                                                      ----------------     ----------------
NET ASSETS..........................................................  $      8,149,217     $     16,994,644
                                                                      ================     ================
Outstanding Units...................................................           313,682            1,039,676
Unit Fair Values....................................................  $25.46 to $26.25     $15.48 to $16.73

  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV               LMPV              LMPV             LMPV              LMPV
SMALL-CAP GROWTH      INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
----------------  ----------------  ------------------ ---------------  ----------------- ----------------
$             --  $             --   $             --  $            --  $             --  $             --
              --                --                 --               --                --                --
       4,282,838                --                 --               --                --                --
              --         2,127,603                 --               --                --                --
              --                --         36,059,190               --                --                --
              --                --                 --       41,031,832                --                --
              --                --                 --               --        43,419,469                --
              --                --                 --               --                --        38,211,904
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
              --                --                 --               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,190       41,031,832        43,419,469        38,211,904
              --                --                  1               --                --                --
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
       4,282,838         2,127,603         36,059,191       41,031,832        43,419,469        38,211,904
            (274)             (155)                --              (71)             (137)              (70)
----------------  ----------------   ----------------  ---------------  ----------------  ----------------
$      4,282,564  $      2,127,448   $     36,059,191  $    41,031,761  $     43,419,332  $     38,211,834
================  ================   ================  ===============  ================  ================
         325,638           130,370          3,099,287        1,440,692         1,257,495         1,236,956
$12.81 to $13.36  $15.74 to $17.05   $11.58 to $11.66  $9.61 to $10.25  $31.66 to $35.61  $27.95 to $32.05

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              LMPV                LMPV
                                                                     ADJUSTABLE RATE INCOME AGGRESSIVE GROWTH
                                                                          SUB-ACCOUNT          SUB-ACCOUNT
                                                                     ---------------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................    $             --    $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                  --                  --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                  --                  --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                  --                  --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                  --                  --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                  --                  --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................           2,220,665                  --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                  --          73,942,773
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                  --                  --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                  --                  --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                  --                  --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                  --                  --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                  --                  --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                  --                  --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................                  --                  --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                  --                  --
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                  --                  --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                  --                  --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                  --                  --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                  --                  --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                  --                  --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                  --                  --
                                                                        ----------------    ----------------
Total Investments...................................................           2,220,665          73,942,773
Due From MetLife Investors USA Insurance Company....................                  --                  --
                                                                        ----------------    ----------------
Total Assets........................................................           2,220,665          73,942,773
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                (151)               (269)
                                                                        ----------------    ----------------
NET ASSETS..........................................................    $      2,220,514    $     73,942,504
                                                                        ================    ================
Outstanding Units...................................................             216,326           5,468,811
Unit Fair Values....................................................    $10.04 to $10.33    $13.12 to $13.68


  The accompanying notes are an integral part of these financial statements.

      LMPV              LMPV              LMPV                 LMPV              LMPV MULTIPLE-DISCIPLINE
LARGE-CAP GROWTH   LARGE-CAP VALUE    MONEY MARKET    SOCIAL AWARENESS STOCK BALANCED ALL CAP GROWTH AND VALUE
  SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT                  SUB-ACCOUNT
----------------  ----------------  ----------------  ---------------------- ---------------------------------
$             --  $             --  $             --     $             --            $             --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
       5,945,184                --                --                   --                          --
              --         1,166,383                --                   --                          --
              --                --        20,676,895                   --                          --
              --                --                --              281,607                          --
              --                --                --                   --                   2,219,593
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
              --                --                --                   --                          --
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,219,593
              --                --                --                   --                      32,971
----------------  ----------------  ----------------     ----------------            ----------------
       5,945,184         1,166,383        20,676,895              281,607                   2,252,564
            (179)              (48)             (144)                 (98)                       (147)
----------------  ----------------  ----------------     ----------------            ----------------
$      5,945,005  $      1,166,335  $     20,676,751     $        281,509            $      2,252,417
================  ================  ================     ================            ================
         433,171            47,187         1,600,672               10,361                     154,474
$13.11 to $14.18  $23.80 to $25.02  $11.93 to $13.35     $26.26 to $27.85            $14.18 to $14.70

 LMPV MULTIPLE-DISCIPLINE
LARGE CAP GROWTH AND VALUE
       SUB-ACCOUNT
--------------------------
     $             --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
            1,229,096
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
     ----------------
            1,229,096
                   --
     ----------------
            1,229,096
                 (211)
     ----------------
     $      1,228,885
     ================
               77,203
     $15.58 to $16.19

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2006

                                                                     LMPV MULTIPLE-DISCIPLINE    LMPV MULTIPLE-DISCIPLINE
                                                                     ALL CAP GROWTH AND VALUE GLOBAL ALL CAP GROWTH AND VALUE
                                                                           SUB-ACCOUNT                  SUB-ACCOUNT
                                                                     ------------------------ -------------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
PUTNAM VARIABLE TRUST ("PUTNAM FUND"):
Putnam VT Small-Cap Value Portfolio
 335,774 shares; cost $7,548,533....................................     $             --            $             --
LEGG MASON PARTNERS VARIABLE PORTFOLIO I: ("LMPV I FUND")
LMPV Global High Yield Bond Portfolio
 1,728,875 shares; cost $17,240,969.................................                   --                          --
LMPV Small-Cap Growth Portfolio
 292,144 shares; cost $4,242,493....................................                   --                          --
LMPV Investors Portfolio
 128,556 shares; cost $2,024,473....................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO II: ("LMPV II FUND")
LMPV Capital and Income Portfolio
 3,124,713 shares; cost $34,743,831.................................                   --                          --
LMPV Equity Index Portfolio
 1,203,274 shares; cost $38,913,504.................................                   --                          --
LMPV Fundamental Value Portfolio
 1,905,198 shares; cost $42,081,890.................................                   --                          --
LMPV Appreciation Portfolio
 1,428,482 shares; cost $36,687,999.................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO III: ("LMPV III FUND")
LMPV Adjustable Rate Income Portfolio
 224,764 shares; cost $2,287,048....................................                   --                          --
LMPV Aggressive Growth Portfolio
 4,575,667 shares; cost $70,334,180.................................                   --                          --
LMPV Large-Cap Growth Portfolio
 376,993 shares; cost $5,521,068....................................                   --                          --
LMPV Large-Cap Value Portfolio
 53,726 shares; cost $1,098,265.....................................                   --                          --
LMPV Money Market Portfolio
 20,676,895 shares; cost $20,676,895................................                   --                          --
LPMV Social Awareness Stock Portfolio
 10,434 shares; cost $266,588.......................................                   --                          --
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV: ("LMPV IV FUND")
LMPV Multiple-Discipline Balanced All Cap Growth and Value Portfolio
 156,199 shares; cost $2,180,130....................................                   --                          --
LMPV Multiple-Discipline Large-Cap Growth and Value Portfolio
 77,302 shares; cost $1,164,331.....................................                   --                          --
LMPV Multiple-Discipline All Cap Growth and Value Portfolio
 286,868 shares; cost $4,581,253....................................            4,710,373                          --
LMPV Multiple-Discipline Global All Cap Growth and Value Portfolio
 289,110 shares; cost $4,873,821....................................                   --                   5,189,531
LEGG MASON PARTNERS INVESTMENT SERIES: ("LMPI FUND")
LMPV Premier Selections All Cap Growth Portfolio
 15,788 shares; cost $210,188.......................................                   --                          --
LMPV Dividend Strategy Portfolio
 302,034 shares; cost $2,899,459....................................                   --                          --
LMPV Growth and Income Portfolio
 328,904 shares; cost $3,377,001....................................                   --                          --
LEGG MASON PARTNERS LIFESTYLE SERIES: ("LMPL FUND")
LMPV Lifestyle Balanced Portfolio
 223,248 shares; cost $2,741,588....................................                   --                          --
LMPV Lifestyle Growth Portfolio
 29,406 shares; cost $325,808.......................................                   --                          --
LMPV Lifestyle High Growth Portfolio
 22,656 shares; cost $306,040.......................................                   --                          --
                                                                         ----------------            ----------------
Total Investments...................................................            4,710,373                   5,189,531
Due From MetLife Investors USA Insurance Company....................                   --                          --
                                                                         ----------------            ----------------
Total Assets........................................................            4,710,373                   5,189,531
LIABILITIES:
Due to MetLife Investors USA Insurance Company......................                 (231)                       (167)
                                                                         ----------------            ----------------
NET ASSETS..........................................................     $      4,710,142            $      5,189,364
                                                                         ================            ================
Outstanding Units...................................................              284,789                     290,262
Unit Fair Values....................................................     $16.19 to $16.82            $17.41 to $18.08


  The accompanying notes are an integral part of these financial statements.

LMPV PREMIER SELECTIONS       LMPV              LMPV               LMPV              LMPV                LMPV
    ALL CAP GROWTH      DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED LIFESTYLE GROWTH  LIFESTYLE HIGH GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------- ----------------- ----------------- ------------------ ----------------  ---------------------
   $             --      $           --   $             --   $             --  $             --    $             --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
                 --                  --                 --                 --                --                  --
            211,245                  --                 --                 --                --                  --
                 --           3,032,418                 --                 --                --                  --
                 --                  --          3,608,081                 --                --                  --
                 --                  --                 --          2,795,068                --                  --
                 --                  --                 --                 --           336,994                  --
                 --                  --                 --                 --                --             321,036
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                 --                  --                 --                 --                --                  --
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
            211,245           3,032,418          3,608,081          2,795,068           336,994             321,036
                (27)               (162)               (61)               (72)              (94)                (38)
   ----------------      --------------   ----------------   ----------------  ----------------    ----------------
   $        211,218      $    3,032,256   $      3,608,020   $      2,794,996  $        336,900    $        320,998
   ================      ==============   ================   ================  ================    ================
             16,983             321,925            351,206            177,614            23,381              21,392
   $12.15 to $12.51      $9.04 to $9.59   $10.05 to $28.80   $13.97 to $15.88  $13.97 to $14.53    $14.59 to $15.18

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                             LORD ABBETT    LORD ABBETT
                                                                                           GROWTH & INCOME BOND DEBENTURE
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 13,906,613    $20,225,685
Expenses:
 Mortality and expense risk charges.......................................................    11,360,150      4,262,900
 Administrative charges...................................................................     1,646,058        748,563
                                                                                            ------------    -----------
Total expenses............................................................................    13,006,208      5,011,463
                                                                                            ------------    -----------
Net investment income (loss)..............................................................       900,405     15,214,222
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    14,957,796      2,913,009
Realized gain distributions...............................................................    68,634,345             --
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................    83,592,141      2,913,009
Change in unrealized appreciation (depreciation) of investments...........................    42,908,024      3,338,422
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................   126,500,165      6,251,431
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $127,400,570    $21,465,653
                                                                                            ============    ===========

                                                                                             VAN KAMPEN
                                                                                           MID-CAP GROWTH
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                                2006
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $     --
Expenses:
 Mortality and expense risk charges.......................................................      52,774
 Administrative charges...................................................................       7,713
                                                                                              --------
Total expenses............................................................................      60,487
                                                                                              --------
Net investment income (loss)..............................................................     (60,487)
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (35,742)
Realized gain distributions...............................................................     127,272
                                                                                              --------
Net realized gains (losses) on investments................................................      91,530
Change in unrealized appreciation (depreciation) of investments...........................     185,358
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     276,888
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $216,401
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                             MET/AIM       HARRIS     THIRD AVENUE OPPENHEIMER   LEGG MASON
 LORD ABBETT    LAZARD      SMALL-CAP      OAKMARK     SMALL-CAP     CAPITAL     AGGRESSIVE      PIMCO     RCM GLOBAL
MID-CAP VALUE   MID-CAP      GROWTH     INTERNATIONAL    VALUE     APPRECIATION    GROWTH     TOTAL RETURN TECHNOLOGY
 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
    2006         2006       2006 (B)        2006          2006         2006         2006          2006        2006
------------- -----------  -----------  ------------- ------------ ------------ ------------  ------------ -----------
  $ 17,834    $   377,827  $        --   $ 8,715,423  $ 1,562,276  $   351,937  $         --  $10,986,045  $       --
    76,526      1,718,525    2,462,387     5,003,875    4,843,926    4,978,834     1,722,960    5,856,506     701,491
    11,330        304,954      439,338       888,588      849,528      883,562       302,880      989,242     122,553
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
    87,856      2,023,479    2,901,725     5,892,463    5,693,454    5,862,396     2,025,840    6,845,748     824,044
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (70,022)    (1,645,652)  (2,901,725)    2,822,960   (4,131,178)  (5,510,459)   (2,025,840)   4,140,297    (824,044)
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   (31,889)     3,014,425    2,275,066     7,102,454   13,285,520    3,985,000     2,352,509      753,028   1,316,641
   306,135     14,810,984   24,861,294    23,895,893   23,441,526    2,787,097     7,106,250      174,216          --
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   274,246     17,825,409   27,136,360    30,998,347   36,727,046    6,772,097     9,458,759      927,244   1,316,641
   496,316     (1,521,097)  (3,974,728)   49,677,257    3,953,652   19,412,128   (11,573,972)   7,179,331   1,146,743
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
   770,562     16,304,312   23,161,632    80,675,604   40,680,698   26,184,225    (2,115,213)   8,106,575   2,463,384
  --------    -----------  -----------   -----------  -----------  -----------  ------------  -----------  ----------
  $700,540    $14,658,660  $20,259,907   $83,498,564  $36,549,520  $20,673,766  $ (4,141,053) $12,246,872  $1,639,340
  ========    ===========  ===========   ===========  ===========  ===========  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                           PIMCO INFLATION T. ROWE PRICE
                                                                                           PROTECTED BOND  MID-CAP GROWTH
                                                                                             SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           --------------- --------------
                                                                                                2006            2006
                                                                                           --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  9,921,552    $        --
Expenses:
 Mortality and expense risk charges.......................................................     3,750,552      3,084,774
 Administrative charges...................................................................       658,537        553,614
                                                                                            ------------    -----------
Total expenses............................................................................     4,409,089      3,638,388
                                                                                            ------------    -----------
Net investment income (loss)..............................................................     5,512,463     (3,638,388)
                                                                                            ------------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,933,149)     8,233,222
Realized gain distributions...............................................................     7,571,943      7,565,829
                                                                                            ------------    -----------
Net realized gains (losses) on investments................................................     5,638,794     15,799,051
Change in unrealized appreciation (depreciation) of investments...........................   (14,594,674)    (2,691,809)
                                                                                            ------------    -----------
Net realized and unrealized gains (losses) on investments.................................    (8,955,880)    13,107,242
                                                                                            ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ (3,443,417)   $ 9,468,854
                                                                                            ============    ===========

                                                                                           MFS RESEARCH
                                                                                           INTERNATIONAL
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 4,035,157
Expenses:
 Mortality and expense risk charges.......................................................    3,451,308
 Administrative charges...................................................................      608,559
                                                                                            -----------
Total expenses............................................................................    4,059,867
                                                                                            -----------
Net investment income (loss)..............................................................      (24,710)
                                                                                            -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    5,289,976
Realized gain distributions...............................................................   17,559,870
                                                                                            -----------
Net realized gains (losses) on investments................................................   22,849,846
Change in unrealized appreciation (depreciation) of investments...........................   30,592,548
                                                                                            -----------
Net realized and unrealized gains (losses) on investments.................................   53,442,394
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $53,417,684
                                                                                            ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

 NEUBERGER                                  METLIFE       METLIFE       METLIFE       METLIFE      METLIFE
BERMAN REAL      TURNER     GOLDMAN SACHS  DEFENSIVE     MODERATE      BALANCED       GROWTH     AGGRESSIVE   VAN KAMPEN
  ESTATE     MID-CAP GROWTH MID-CAP VALUE  STRATEGY      STRATEGY      STRATEGY      STRATEGY     STRATEGY     COMSTOCK
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
   2006           2006          2006         2006          2006          2006          2006         2006         2006
-----------  -------------- ------------- -----------  ------------  ------------  ------------  -----------  -----------
$   959,538    $       --    $        --  $    23,359  $     88,813  $    283,825  $    238,597  $    55,652  $       --
  1,406,098       668,107      1,642,451    4,725,068    14,841,647    45,991,024    44,530,897    8,168,742     453,628
    249,038       117,899        288,316      843,973     2,604,975     8,108,841     7,854,085    1,435,238      79,879
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  1,655,136       786,006      1,930,767    5,569,041    17,446,622    54,099,865    52,384,982    9,603,980     533,507
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
   (695,598)     (786,006)    (1,930,767)  (5,545,682)  (17,357,809)  (53,816,040)  (52,146,385)  (9,548,328)   (533,507)
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  2,454,641     1,186,724      2,346,265    5,334,933     4,235,344     4,933,397       359,596    6,845,465     170,167
  5,148,347       570,388        918,794    2,292,489     7,644,349    19,388,355    17,683,771    4,046,103     316,729
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
  7,602,988     1,757,112      3,265,059    7,627,422    11,879,693    24,321,752    18,043,367   10,891,568     486,896
 23,071,116       385,274     13,997,891   22,998,623    93,530,272   357,213,321   404,325,541   62,614,142   4,864,537
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
 30,674,104     2,142,386     17,262,950   30,626,045   105,409,965   381,535,073   422,368,908   73,505,710   5,351,433
-----------    ----------    -----------  -----------  ------------  ------------  ------------  -----------  ----------
$29,978,506    $1,356,380    $15,332,183  $25,080,363  $ 88,052,156  $327,719,033  $370,222,523  $63,957,382  $4,817,926
===========    ==========    ===========  ===========  ============  ============  ============  ===========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                         MET/PUTNAM
                                                                                            LEGG MASON     CAPITAL
                                                                                           VALUE EQUITY OPPORTUNITIES
                                                                                           SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------ -------------
                                                                                               2006         2006
                                                                                           ------------ -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $       --     $    --
Expenses:
 Mortality and expense risk charges.......................................................     345,389       2,173
 Administrative charges...................................................................      52,959         366
                                                                                            ----------     -------
Total expenses............................................................................     398,348       2,539
                                                                                            ----------     -------
Net investment income (loss)..............................................................    (398,348)     (2,539)
                                                                                            ----------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (116,547)     (2,550)
Realized gain distributions...............................................................     747,517      12,725
                                                                                            ----------     -------
Net realized gains (losses) on investments................................................     630,970      10,175
Change in unrealized appreciation (depreciation) of investments...........................   2,399,674       9,944
                                                                                            ----------     -------
Net realized and unrealized gains (losses) on investments.................................   3,030,644      20,119
                                                                                            ----------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,632,296     $17,580
                                                                                            ==========     =======

                                                                                            MFS EMERGING
                                                                                           MARKETS EQUITY
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                                                                              2006 (B)
                                                                                           --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $ 77,678
Expenses:
 Mortality and expense risk charges.......................................................      38,982
 Administrative charges...................................................................       6,642
                                                                                              --------
Total expenses............................................................................      45,624
                                                                                              --------
Net investment income (loss)..............................................................      32,054
                                                                                              --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     (58,383)
Realized gain distributions...............................................................          --
                                                                                              --------
Net realized gains (losses) on investments................................................     (58,383)
Change in unrealized appreciation (depreciation) of investments...........................     976,734
                                                                                              --------
Net realized and unrealized gains (losses) on investments.................................     918,351
                                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $950,405
                                                                                              ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                 MET/AIM       JANUS                   DREMAN                   PIONEER     PIONEER    BLACKROCK
LOOMIS SAYLES    CAPITAL      CAPITAL                 SMALL CAP                 MID-CAP    STRATEGIC   LARGE CAP
GLOBAL MARKETS APPRECIATION APPRECIATION  MFS VALUE     VALUE    PIONEER FUND    VALUE      INCOME       CORE
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   2006 (B)      2006 (B)     2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)    2006 (B)    2006 (B)
-------------- ------------ ------------ ----------- ----------- ------------ ----------- ----------- -----------
   $ 71,040      $  1,962     $     --    $ 71,429    $ 21,561     $     --    $  8,590   $1,712,969   $     --
     40,188         7,757       10,630      30,324      33,210       20,375      28,964      185,429     12,627
      6,589         1,336        1,630       5,020       5,249        3,356       4,468       33,026      1,987
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     46,777         9,093       12,260      35,344      38,459       23,731      33,432      218,455     14,614
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
     24,263        (7,131)     (12,260)     36,085     (16,898)     (23,731)    (24,842)   1,494,514    (14,614)
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)       (8,388)      (1,758)      7,671       2,406        1,627     (18,351)       4,153        780
         --       136,618           --     240,269      12,452           --      53,360           --         --
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    (23,482)      128,230       (1,758)    247,940      14,858        1,627      35,009        4,153        780
    543,839       (89,243)      87,278     158,096     398,756      244,133     223,664     (633,361)   127,174
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
    520,357        38,987       85,520     406,036     413,614      245,760     258,673     (629,208)   127,954
   --------      --------     --------    --------    --------     --------    --------   ----------   --------
   $544,620      $ 31,856     $ 73,260    $442,121    $396,716     $222,029    $233,831   $  865,306   $113,340
   ========      ========     ========    ========    ========     ========    ========   ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                            BLACKROCK     AIM V.I.     AIM V.I.
                                                                                           HIGH YIELD  PREMIER EQUITY CORE EQUITY
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ----------- -------------- -----------
                                                                                            2006 (B)      2006 (A)     2006 (B)
                                                                                           ----------- -------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $  12,708      $ 6,277
Expenses:
 Mortality and expense risk charges.......................................................    22,555         5,083       10,009
 Administrative charges...................................................................     3,452           610        1,201
                                                                                            --------     ---------      -------
Total expenses............................................................................    26,007         5,693       11,210
                                                                                            --------     ---------      -------
Net investment income (loss)..............................................................   (26,007)        7,015       (4,933)
                                                                                            --------     ---------      -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,005      (150,529)       7,179
Realized gain distributions...............................................................        --            --           --
                                                                                            --------     ---------      -------
Net realized gains (losses) on investments................................................     2,005      (150,529)       7,179
Change in unrealized appreciation (depreciation) of investments...........................   162,300       205,662       91,646
                                                                                            --------     ---------      -------
Net realized and unrealized gains (losses) on investments.................................   164,305        55,133       98,825
                                                                                            --------     ---------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $138,298     $  62,148      $93,892
                                                                                            ========     =========      =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                             OPPENHEIMER
  AIM V.I.     AIM V.I.     AIM V.I.                   MFS                   MAIN STREET             OPPENHEIMER
  CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS       MFS       GROWTH &   OPPENHEIMER  STRATEGIC
APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST    NEW DISCOVERY   INCOME       BOND        BOND
SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
    2006         2006         2006        2006        2006         2006         2006        2006        2006
------------ ------------- ----------- ----------- ----------- ------------- ----------- ----------- -----------
  $   360      $  8,359      $18,345     $ 1,529     $   806      $    --      $ 3,447     $19,160     $2,073
    8,416        10,918       12,517       3,703       2,043        2,624        3,799       4,270        615
    1,010         1,310        1,502         445         245          315          456         512         74
  -------      --------      -------     -------     -------      -------      -------     -------     ------
    9,426        12,228       14,019       4,148       2,288        2,939        4,255       4,782        689
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (9,066)       (3,869)       4,326      (2,619)     (1,482)      (2,939)        (808)     14,378      1,384
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        3,137        1,182        (622)        66
       --            --           --          --          --        3,805           --          --         --
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   (6,233)       47,565        2,685       1,650       1,646        6,942        1,182        (622)        66
   45,746       162,553       79,162      25,898      17,615       19,144       38,049      (1,473)     1,453
  -------      --------      -------     -------     -------      -------      -------     -------     ------
   39,513       210,118       81,847      27,548      19,261       26,086       39,231      (2,095)     1,519
  -------      --------      -------     -------     -------      -------      -------     -------     ------
  $30,447      $206,249      $86,173     $24,929     $17,779      $23,147      $38,423     $12,283     $2,903
  =======      ========      =======     =======     =======      =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                           OPPENHEIMER
                                                                                           MAIN STREET              FIDELITY
                                                                                            SMALL-CAP  OPPENHEIMER    ASSET
                                                                                             GROWTH       MONEY      MANAGER
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $   301     $8,716    $ 3,982,164
Expenses:
 Mortality and expense risk charges.......................................................     2,491      2,360      1,731,824
 Administrative charges...................................................................       299        283        215,512
                                                                                             -------     ------    -----------
Total expenses............................................................................     2,790      2,643      1,947,336
                                                                                             -------     ------    -----------
Net investment income (loss)..............................................................    (2,489)     6,073      2,034,828
                                                                                             -------     ------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    17,826         --     (1,181,456)
Realized gain distributions...............................................................     5,945         --             --
                                                                                             -------     ------    -----------
Net realized gains (losses) on investments................................................    23,771         --     (1,181,456)
Change in unrealized appreciation (depreciation) of investments...........................     3,332         --      7,246,543
                                                                                             -------     ------    -----------
Net realized and unrealized gains (losses) on investments.................................    27,103         --      6,065,087
                                                                                             -------     ------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $24,614     $6,073    $ 8,099,915
                                                                                             =======     ======    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.



 FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY     FIDELITY    FIDELITY        DWS       FI MID CAP
  GROWTH     CONTRAFUND    OVERSEAS   EQUITY-INCOME  INDEX 500  MONEY MARKET   MID CAP   INTERNATIONAL OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
   2006         2006         2006         2006         2006         2006        2006         2006          2006
-----------  -----------  ----------- ------------- ----------- ------------ ----------- ------------- -------------
$   885,506  $ 4,211,721  $  101,335   $  635,316   $ 2,394,136  $1,601,608   $     --    $  577,148     $    253
  2,639,310    3,922,595     125,866      242,869     1,607,893     403,116     73,212       374,586       57,007
    331,054      491,502      15,570       29,144       201,416      46,215     12,926        46,797        6,535
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
  2,970,364    4,414,097     141,436      272,013     1,809,309     449,331     86,138       421,383       63,542
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (2,084,858)    (202,376)    (40,101)     363,303       584,827   1,152,277    (86,138)      155,765      (63,289)
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)   8,015,746     339,506      720,842     3,236,705          --      1,917       148,747       93,317
         --   26,952,286      70,447    2,259,446            --          --         --            --           --
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 (3,545,302)  34,968,032     409,953    2,980,288     3,236,705          --      1,917       148,747       93,317
 17,161,078   (3,008,548)  1,335,588      (86,741)   14,008,767          --    651,462     6,490,367      423,008
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
 13,615,776   31,959,484   1,745,541    2,893,547    17,245,472          --    653,379     6,639,114      516,325
-----------  -----------  ----------   ----------   -----------  ----------   --------    ----------     --------
$11,530,918  $31,757,108  $1,705,440   $3,256,850   $17,830,299  $1,152,277   $567,241    $6,794,879     $453,036
===========  ===========  ==========   ==========   ===========  ==========   ========    ==========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                               FI           FI         RUSSELL
                                                                                            LARGE CAP  VALUE LEADERS 2000 INDEX
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ----------- ------------- -----------
                                                                                            2006 (B)     2006 (B)       2006
                                                                                           ----------- ------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $     --     $     --    $   68,548
Expenses:
 Mortality and expense risk charges.......................................................    14,944       21,282        88,311
 Administrative charges...................................................................     2,322        3,440        11,045
                                                                                            --------     --------    ----------
Total expenses............................................................................    17,266       24,722        99,356
                                                                                            --------     --------    ----------
Net investment income (loss)..............................................................   (17,266)     (24,722)      (30,808)
                                                                                            --------     --------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     1,885       (7,023)      378,652
Realized gain distributions...............................................................        --           --       317,370
                                                                                            --------     --------    ----------
Net realized gains (losses) on investments................................................     1,885       (7,023)      696,022
Change in unrealized appreciation (depreciation) of investments...........................   132,500      143,802       418,666
                                                                                            --------     --------    ----------
Net realized and unrealized gains (losses) on investments.................................   134,385      136,779     1,114,688
                                                                                            --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $117,119     $112,057    $1,083,880
                                                                                            ========     ========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                           BLACKROCK                                        LEHMAN      HARRIS
     FI                     LEGACY     BLACKROCK   BLACKROCK   BLACKROCK   BROTHERS     OAKMARK     MORGAN
INTERNATIONAL   METLIFE    LARGE-CAP   STRATEGIC     BOND      LARGE-CAP   AGGREGATE   LARGE CAP    STANLEY
    STOCK     STOCK INDEX   GROWTH       VALUE      INCOME       VALUE    BOND INDEX     VALUE    EAFE INDEX
 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
    2006         2006        2006        2006      2006 (B)      2006        2006        2006        2006
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
  $ 11,802    $ 5,482,317  $    587   $   37,427   $203,043    $ 14,549    $185,402    $ 42,018   $  176,959
    21,636      4,066,362     6,139      144,596     91,364      16,314      50,064      66,341      127,564
     3,384        639,313       770       18,113     13,025       2,050       6,323       8,315       16,050
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    25,020      4,705,675     6,909      162,709    104,389      18,364      56,387      74,656      143,614
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   (13,218)       776,642    (6,322)    (125,282)    98,654      (3,815)    129,015     (32,638)      33,345
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     11,977,176    35,441      176,382    (29,430)     33,313     (43,775)    211,588      186,350
        --     10,553,544        --    2,212,966      3,474      71,274          --          --           --
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
    71,961     22,530,720    35,441    2,389,348    (25,956)    104,587     (43,775)    211,588      186,350
   202,153     14,814,465   (10,727)    (537,903)   221,483     146,034      33,771     695,429    2,136,117
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
   274,114     37,345,185    24,714    1,851,445    195,527     250,621     (10,004)    907,017    2,322,467
  --------    -----------  --------   ----------   --------    --------    --------    --------   ----------
  $260,896    $38,121,827  $ 18,392   $1,726,163   $294,181    $246,806    $119,011    $874,379   $2,355,812
  ========    ===========  ========   ==========   ========    ========    ========    ========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                                          METLIFE
                                                                                               MFS        MID CAP       DAVIS
                                                                                           TOTAL RETURN STOCK INDEX VENTURE VALUE
                                                                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                                           ------------ ----------- -------------
                                                                                             2006 (B)      2006         2006
                                                                                           ------------ ----------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $  299,810   $118,390    $ 4,258,063
Expenses:
 Mortality and expense risk charges.......................................................     205,281    119,018      8,250,687
 Administrative charges...................................................................      31,049     15,033      1,469,802
                                                                                            ----------   --------    -----------
Total expenses............................................................................     236,330    134,051      9,720,489
                                                                                            ----------   --------    -----------
Net investment income (loss)..............................................................      63,480    (15,661)    (5,462,426)
                                                                                            ----------   --------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      67,107    173,389     14,837,619
Realized gain distributions...............................................................     187,558    671,943             --
                                                                                            ----------   --------    -----------
Net realized gains (losses) on investments................................................     254,665    845,332     14,837,619
Change in unrealized appreciation (depreciation) of investments...........................   1,695,231    (33,851)    62,048,081
                                                                                            ----------   --------    -----------
Net realized and unrealized gains (losses) on investments.................................   1,949,896    811,481     76,885,700
                                                                                            ----------   --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $2,013,376   $795,820    $71,423,274
                                                                                            ==========   ========    ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

  HARRIS                                                                                                      METLIFE
  OAKMARK                              T. ROWE PRICE  WESTERN ASSET                  METLIFE     METLIFE    CONSERVATIVE
  FOCUSED     JENNISON     BLACKROCK     SMALL-CAP     MANAGEMENT     OPPENHEIMER  AGGRESSIVE  CONSERVATIVE TO MODERATE
   VALUE       GROWTH     MONEY MARKET    GROWTH     U.S. GOVERNMENT GLOBAL EQUITY ALLOCATION   ALLOCATION   ALLOCATION
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
   2006         2006          2006         2006         2006 (B)         2006       2006 (B)     2006 (B)     2006 (B)
-----------  -----------  ------------ ------------- --------------- ------------- ----------- ------------ ------------
$   416,401  $        --   $7,658,613    $     --       $228,938       $  3,472     $     --     $     --     $     --
  5,498,596    2,592,025    2,437,685      12,564        192,641         17,909        8,963       14,272       19,404
    945,083      458,309      424,496       1,582         33,547          3,209        1,531        2,211        3,244
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
  6,443,679    3,050,334    2,862,181      14,146        226,188         21,118       10,494       16,483       22,648
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 (6,027,278)  (3,050,334)   4,796,432     (14,146)         2,750        (17,646)     (10,494)     (16,483)     (22,648)
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 14,506,284    3,767,460           --      74,264         (2,680)        (5,187)         433          400         (332)
 38,570,784      170,049           --          --             --          2,994           --           --           --
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 53,077,068    3,937,509           --      74,264         (2,680)        (2,193)         433          400         (332)
 (8,192,739)     282,830           --     (43,204)       497,136        315,865       82,120       85,892      190,255
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
 44,884,329    4,220,339           --      31,060        494,456        313,672       82,553       86,292      189,923
-----------  -----------   ----------    --------       --------       --------     --------     --------     --------
$38,857,051  $ 1,170,005   $4,796,432    $ 16,914       $497,206       $296,026     $ 72,059     $ 69,809     $167,275
===========  ===========   ==========    ========       ========       ========     ========     ========     ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                         METLIFE
                                                                                             METLIFE   MODERATE TO VAN KAMPEN
                                                                                            MODERATE   AGGRESSIVE   STRATEGIC
                                                                                           ALLOCATION  ALLOCATION    GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)      2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................ $       --  $       --   $     --
Expenses:
 Mortality and expense risk charges.......................................................    118,271     137,368     32,926
 Administrative charges...................................................................     19,641      22,370      5,321
                                                                                           ----------  ----------   --------
Total expenses............................................................................    137,912     159,738     38,247
                                                                                           ----------  ----------   --------
Net investment income (loss)..............................................................   (137,912)   (159,738)   (38,247)
                                                                                           ----------  ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................        800      76,718    (22,738)
Realized gain distributions...............................................................         --          --         --
                                                                                           ----------  ----------   --------
Net realized gains (losses) on investments................................................        800      76,718    (22,738)
Change in unrealized appreciation (depreciation) of investments...........................  1,089,188   1,393,842    174,791
                                                                                           ----------  ----------   --------
Net realized and unrealized gains (losses) on investments.................................  1,089,988   1,470,560    152,053
                                                                                           ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $  952,076  $1,310,822   $113,806
                                                                                           ==========  ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            VAN KAMPEN                             FEDERATED   FEDERATED              ALGER AMERICAN
VAN KAMPEN   GROWTH &   VAN KAMPEN    FEDERATED   HIGH INCOME   GROWTH     NEUBERGER      SMALL      T. ROWE PRICE
ENTERPRISE    INCOME     COMSTOCK   EQUITY INCOME    BOND     STRATEGIES    GENESIS   CAPITALIZATION    GROWTH
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
   2006        2006        2006         2006         2006        2006        2006          2006          2006
----------- ----------- ----------- ------------- ----------- ----------- ----------- -------------- -------------
  $   666   $   21,188  $    2,348     $ 1,998      $11,387     $    --     $  151     $        --    $   62,247
    1,952      107,965     167,434       1,138        1,666       2,400        105         852,697        74,279
      234       18,890      29,589         137          200         288         21         106,377        15,057
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
    2,186      126,855     197,023       1,275        1,866       2,688        126         959,074        89,336
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   (1,520)    (105,667)   (194,675)        723        9,521      (2,688)        25        (959,074)      (27,089)
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)       9,402        (872)      1,094         (621)     (2,358)       865      (1,425,960)      139,076
       --       17,803      10,920          --           --          --        961              --       186,742
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
     (341)      27,205      10,048       1,094         (621)     (2,358)     1,826      (1,425,960)      325,818
   10,578    1,632,690   2,572,822      15,964        2,908      17,107       (972)     14,338,986       963,408
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
   10,237    1,659,895   2,582,870      17,058        2,287      14,749        854      12,913,026     1,289,226
  -------   ----------  ----------     -------      -------     -------     ------     -----------    ----------
  $ 8,717   $1,554,228  $2,388,195     $17,781      $11,808     $12,061     $  879     $11,953,952    $1,262,137
  =======   ==========  ==========     =======      =======     =======     ======     ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                           T. ROWE PRICE T. ROWE PRICE
                                                                                           INTERNATIONAL PRIME RESERVE
                                                                                            SUB-ACCOUNT   SUB-ACCOUNT
                                                                                           ------------- -------------
                                                                                               2006          2006
                                                                                           ------------- -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 15,109       $67,579
Expenses:
 Mortality and expense risk charges.......................................................      9,228        11,118
 Administrative charges...................................................................      1,870         2,254
                                                                                             --------       -------
Total expenses............................................................................     11,098        13,372
                                                                                             --------       -------
Net investment income (loss)..............................................................      4,011        54,207
                                                                                             --------       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     19,705            --
Realized gain distributions...............................................................     45,326            --
                                                                                             --------       -------
Net realized gains (losses) on investments................................................     65,031            --
Change in unrealized appreciation (depreciation) of investments...........................    140,679            --
                                                                                             --------       -------
Net realized and unrealized gains (losses) on investments.................................    205,710            --
                                                                                             --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $209,721       $54,207
                                                                                             ========       =======

                                                                                           JANUS ASPEN
                                                                                            WORLDWIDE
                                                                                             GROWTH
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                              2006
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $  157
Expenses:
 Mortality and expense risk charges.......................................................       65
 Administrative charges...................................................................       14
                                                                                             ------
Total expenses............................................................................       79
                                                                                             ------
Net investment income (loss)..............................................................       78
                                                                                             ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................      150
Realized gain distributions...............................................................       --
                                                                                             ------
Net realized gains (losses) on investments................................................      150
Change in unrealized appreciation (depreciation) of investments...........................    1,208
                                                                                             ------
Net realized and unrealized gains (losses) on investments.................................    1,358
                                                                                             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $1,436
                                                                                             ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

   AMERICAN                                                                                                      FRANKLIN
 FUNDS GLOBAL   AMERICAN                                  ALLIANCEBERNSTEIN  TEMPLETON   TEMPLETON   TEMPLETON    MUTUAL
    SMALL         FUNDS    AMERICAN FUNDS  AMERICAN FUNDS     LARGE CAP     DEVELOPING    FOREIGN     GROWTH      SHARES
CAPITALIZATION   GROWTH    GROWTH & INCOME GLOBAL GROWTH       GROWTH         MARKETS   SECURITIES  SECURITIES  SECURITIES
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
     2006         2006          2006            2006            2006           2006        2006        2006        2006
-------------- ----------- --------------- -------------- ----------------- ----------- ----------- ----------- -----------
  $   75,582   $  772,603    $1,006,258      $  116,111        $    --      $   71,726  $  167,563  $   53,551  $  110,263
     194,909      858,075       575,797         212,618          3,550          87,598     191,751      71,408     150,323
      24,530      128,585        85,876          34,395            623          13,483      28,860      12,574      26,006
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     219,439      986,660       661,673         247,013          4,173         101,081     220,611      83,982     176,329
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
    (143,857)    (214,057)      344,585        (130,902)        (4,173)        (29,355)    (53,048)    (30,431)    (66,066)
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
     681,550      419,748       359,262          21,730         (6,276)         18,839      95,415       3,732      80,317
     844,703      382,714       958,234              --             --              --          --     149,191     280,813
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   1,526,253      802,462     1,317,496          21,730         (6,276)         18,839      95,415     152,923     361,130
   1,795,535    5,978,016     4,796,649       3,047,976         37,951       1,431,847   2,343,303   1,109,922   1,852,158
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
   3,321,788    6,780,478     6,114,145       3,069,706         31,675       1,450,686   2,438,718   1,262,845   2,213,288
  ----------   ----------    ----------      ----------        -------      ----------  ----------  ----------  ----------
  $3,177,931   $6,566,421    $6,458,730      $2,938,804        $27,502      $1,421,331  $2,385,670  $1,232,414  $2,147,222
  ==========   ==========    ==========      ==========        =======      ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                             VAN KAMPEN
                                                                                               FRANKLIN      UIF EQUITY
                                                                                           INCOME SECURITIES AND INCOME
                                                                                              SUB-ACCOUNT    SUB-ACCOUNT
                                                                                           ----------------- -----------
                                                                                                 2006           2006
                                                                                           ----------------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................    $  231,016     $  271,295
Expenses:
 Mortality and expense risk charges.......................................................       128,198        354,261
 Administrative charges...................................................................        22,674         62,339
                                                                                              ----------     ----------
Total expenses............................................................................       150,872        416,600
                                                                                              ----------     ----------
Net investment income (loss)..............................................................        80,144       (145,305)
                                                                                              ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         9,453         10,760
Realized gain distributions...............................................................        30,901        516,160
                                                                                              ----------     ----------
Net realized gains (losses) on investments................................................        40,354        526,920
Change in unrealized appreciation (depreciation) of investments...........................     1,577,766      3,570,817
                                                                                              ----------     ----------
Net realized and unrealized gains (losses) on investments.................................     1,618,120      4,097,737
                                                                                              ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................    $1,698,264     $3,952,432
                                                                                              ==========     ==========

                                                                                            VAN KAMPEN
                                                                                           UIF U.S. REAL
                                                                                              ESTATE
                                                                                            SUB-ACCOUNT
                                                                                           -------------
                                                                                               2006
                                                                                           -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $   81,564
Expenses:
 Mortality and expense risk charges.......................................................     124,957
 Administrative charges...................................................................      22,039
                                                                                            ----------
Total expenses............................................................................     146,996
                                                                                            ----------
Net investment income (loss)..............................................................     (65,432)
                                                                                            ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................         617
Realized gain distributions...............................................................     489,683
                                                                                            ----------
Net realized gains (losses) on investments................................................     490,300
Change in unrealized appreciation (depreciation) of investments...........................   2,753,527
                                                                                            ----------
Net realized and unrealized gains (losses) on investments.................................   3,243,827
                                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $3,178,395
                                                                                            ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PUTNAM VT  LMPV GLOBAL    LMPV                    LMPV                    LMPV
  MID-CAP    SMALL-CAP  HIGH YIELD   SMALL-CAP     LMPV     CAPITAL AND LMPV EQUITY FUNDAMENTAL     LMPV
   VALUE       VALUE       BOND       GROWTH     INVESTORS    INCOME       INDEX       VALUE    APPRECIATION
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
   2006        2006        2006        2006        2006      2006 (B)      2006        2006         2006
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
 $      --   $    491    $ 963,315   $     --    $ 30,523   $  621,646  $  622,925  $  651,464   $  401,267
    45,298     39,680       82,624     31,476      17,216      185,389     414,712     220,616      204,125
     7,885      7,027       14,013      4,818       2,341       32,911      22,831      38,874       35,525
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
    53,183     46,707       96,637     36,294      19,557      218,300     437,543     259,490      239,650
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (53,183)   (46,216)     866,678    (36,294)     10,966      403,346     185,382     391,974      161,617
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   (18,564)   (14,735)       2,660     10,349      10,042      (11,536)     54,931     (11,651)       4,752
   761,782     15,053       96,318    200,414      46,228      226,448     489,439   1,583,040    1,037,059
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   743,218        318       98,978    210,763      56,270      214,912     544,370   1,571,389    1,041,811
  (121,869)   600,702     (242,508)    50,621     104,591    1,315,359   2,118,774   1,339,918    1,524,593
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
   621,349    601,020     (143,530)   261,384     160,861    1,530,271   2,663,144   2,911,307    2,566,404
 ---------   --------    ---------   --------    --------   ----------  ----------  ----------   ----------
 $ 568,166   $554,804    $ 723,148   $225,090    $171,827   $1,933,617  $2,848,526  $3,303,281   $2,728,021
 =========   ========    =========   ========    ========   ==========  ==========  ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006





                                                                                              LMPV        LMPV        LMPV
                                                                                           ADJUSTABLE  AGGRESSIVE   LARGE-CAP
                                                                                           RATE INCOME   GROWTH      GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                              2006        2006        2006
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 99,903   $        6   $  9,012
Expenses:
 Mortality and expense risk charges.......................................................    10,909      436,843     45,968
 Administrative charges...................................................................     1,978       74,569      6,982
                                                                                            --------   ----------   --------
Total expenses............................................................................    12,887      511,412     52,950
                                                                                            --------   ----------   --------
Net investment income (loss)..............................................................    87,016     (511,406)   (43,938)
                                                                                            --------   ----------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................     2,484      (11,568)    (5,397)
Realized gain distributions...............................................................        --       78,261         --
                                                                                            --------   ----------   --------
Net realized gains (losses) on investments................................................     2,484       66,693     (5,397)
Change in unrealized appreciation (depreciation) of investments...........................   (66,284)   3,609,913    427,524
                                                                                            --------   ----------   --------
Net realized and unrealized gains (losses) on investments.................................   (63,800)   3,676,606    422,127
                                                                                            --------   ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $ 23,216   $3,165,200   $378,189
                                                                                            ========   ==========   ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                        LMPV        LMPV
                                     MULTIPLE-    MULTIPLE-                                             LMPV
                           LMPV      DISCIPLINE  DISCIPLINE         LMPV                LMPV           PREMIER
   LMPV        LMPV       SOCIAL    BALANCED ALL  LARGE-CAP  MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE SELECTIONS     LMPV
 LARGE-CAP     MONEY     AWARENESS   CAP GROWTH  GROWTH AND    ALL CAP GROWTH      GLOBAL ALL CAP      ALL CAP    DIVIDEND
   VALUE      MARKET       STOCK     AND VALUE      VALUE         AND VALUE       GROWTH AND VALUE     GROWTH     STRATEGY
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
 2006 (B)      2006      2006 (B)       2006        2006            2006                2006          2006 (B)      2006
----------- ----------- ----------- ------------ ----------- ------------------- ------------------- ----------- -----------
  $13,742    $406,835     $ 1,433     $ 33,289     $ 9,209        $ 28,400            $ 55,333         $    --    $ 61,402
    6,076     120,066       1,165       17,862       8,335          50,681              43,679             950      14,914
    1,105      20,072         189        3,047       1,250           7,264               7,001             177       2,399
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    7,181     140,138       1,354       20,909       9,585          57,945              50,680           1,127      17,313
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    6,561     266,697          79       12,380        (376)        (29,545)              4,653          (1,127)     44,089
  -------    --------     -------     --------     -------        --------            --------         -------    --------
    4,593          --      (1,489)       1,223       3,095          79,211              13,828             (50)      6,939
   20,218          --          --       62,366      29,556         210,539             128,934           6,835          --
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   24,811          --      (1,489)      63,589      32,651         289,750             142,762           6,785       6,939
   68,118          --      15,049       73,144      65,715         133,286             317,859           1,057     133,672
  -------    --------     -------     --------     -------        --------            --------         -------    --------
   92,929          --      13,560      136,733      98,366         423,036             460,621           7,842     140,611
  -------    --------     -------     --------     -------        --------            --------         -------    --------
  $99,490    $266,697     $13,639     $149,113     $97,990        $393,491            $465,274         $ 6,715    $184,700
  =======    ========     =======     ========     =======        ========            ========         =======    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                                              LMPV        LMPV        LMPV
                                                                                           GROWTH AND   LIFESTYLE   LIFESTYLE
                                                                                             INCOME     BALANCED     GROWTH
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (B)    2006 (B)    2006 (B)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................  $ 27,116    $ 74,343     $ 6,103
Expenses:
 Mortality and expense risk charges.......................................................    17,193      12,132       1,629
 Administrative charges...................................................................     3,081       2,231         289
                                                                                            --------    --------     -------
Total expenses............................................................................    20,274      14,363       1,918
                                                                                            --------    --------     -------
Net investment income (loss)..............................................................     6,842      59,980       4,185
                                                                                            --------    --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (1,843)       (350)      7,035
Realized gain distributions...............................................................     1,179          --          --
                                                                                            --------    --------     -------
Net realized gains (losses) on investments................................................      (664)       (350)      7,035
Change in unrealized appreciation (depreciation) of investments...........................   231,080      53,480      11,186
                                                                                            --------    --------     -------
Net realized and unrealized gains (losses) on investments.................................   230,416      53,130      18,221
                                                                                            --------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $237,258    $113,110     $22,406
                                                                                            ========    ========     =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.

                                                                              TST         TST
                                         TST         TST          TST       MANAGED     MANAGED
   LMPV                                MANAGED     MANAGED      MANAGED   ALLOCATION   ALLOCATION
 LIFESTYLE    CAPITAL        TST     ALLOCATION   ALLOCATION  ALLOCATION   MODERATE-   MODERATE-     TST MFS
HIGH GROWTH APPRECIATION  LARGE-CAP  AGGRESSIVE  CONSERVATIVE  MODERATE   AGGRESSIVE  CONSERVATIVE    VALUE
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
 2006 (B)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)
----------- ------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
  $ 3,260     $     --    $  1,792    $ 10,155     $ 23,753    $ 137,336   $ 101,369    $  6,436     $    --
    1,734          458       1,130       1,117        2,039       16,533      11,838         696       1,332
      316           46         109         110          189        1,621       1,127          65         131
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    2,050          504       1,239       1,227        2,228       18,154      12,965         761       1,463
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
    1,210         (504)        553       8,928       21,525      119,182      88,404       5,675      (1,463)
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543      (18,406)    (20,192)    (78,398)     (33,643)    (400,429)   (441,234)    (15,895)     19,166
       --       16,347      21,927      83,618       14,243      371,450     437,584      11,473       4,196
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
      543       (2,059)      1,735       5,220      (19,400)     (28,979)     (3,650)     (4,422)     23,362
   14,996          275          27          89           --        5,013       2,900          --         801
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
   15,539       (1,784)      1,762       5,309      (19,400)     (23,996)       (750)     (4,422)     24,163
  -------     --------    --------    --------     --------    ---------   ---------    --------     -------
  $16,749     $ (2,288)   $  2,315    $ 14,237     $  2,125    $  95,216   $  87,654    $  1,253     $22,700
  =======     ========    ========    ========     ========    =========   =========    ========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                            TST STYLE   TST STYLE
                                                                                              FOCUS       FOCUS        TST
                                                                                            SMALL-CAP   SMALL-CAP    MANAGED
                                                                                             GROWTH       VALUE      INCOME
                                                                                           SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                                                           ----------- ----------- -----------
                                                                                            2006 (A)    2006 (A)    2006 (A)
                                                                                           ----------- ----------- -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $    98     $    90    $ 31,589
Expenses:
 Mortality and expense risk charges.......................................................     3,420       2,983       4,391
 Administrative charges...................................................................       317         287         409
                                                                                             -------     -------    --------
Total expenses............................................................................     3,737       3,270       4,800
                                                                                             -------     -------    --------
Net investment income (loss)..............................................................    (3,639)     (3,180)     26,789
                                                                                             -------     -------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    25,458      57,881     (39,989)
Realized gain distributions...............................................................    36,254       4,034          --
                                                                                             -------     -------    --------
Net realized gains (losses) on investments................................................    61,712      61,915     (39,989)
Change in unrealized appreciation (depreciation) of investments...........................     1,102       1,075       3,646
                                                                                             -------     -------    --------
Net realized and unrealized gains (losses) on investments.................................    62,814      62,990     (36,343)
                                                                                             -------     -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $59,175     $59,810    $ (9,554)
                                                                                             =======     =======    ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  The accompanying notes are an integral part of these financial statements.


            TST PIONEER TST PIONEER                  TST     TST MERCURY   TST AIM                 TST U.S.
TST PIONEER   MID-CAP    STRATEGIC    TST MFS     FEDERATED   LARGE-CAP    CAPITAL    TST EQUITY  GOVERNMENT
   FUND        VALUE      INCOME    TOTAL RETURN HIGH YIELD     CORE     APPRECIATION   INCOME    SECURITIES
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
 2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)     2006 (A)    2006 (A)    2006 (A)
----------- ----------- ----------- ------------ ----------- ----------- ------------ ----------- -----------
  $ 4,891     $    18     $    --     $ 34,921    $ 60,363     $ 1,283      $   --     $  15,679   $ 15,137
      841       2,765       2,497        4,510       1,702       1,518         395         2,741        649
       82         255         255          438         163         148          39           264         56
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
      923       3,020       2,752        4,948       1,865       1,666         434         3,005        705
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    3,968      (3,002)     (2,752)      29,973      58,498        (383)       (434)       12,674     14,432
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603      (41,759)    (50,869)     (9,814)        488      (113,880)   (23,199)
       --          --          --       37,904          --      18,739       1,656       119,722      3,683
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,418      24,049      16,603       (3,855)    (50,869)      8,925       2,144         5,842    (19,516)
      220       1,148         (51)       3,101        (531)       (174)         --           773        (31)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
    6,638      25,197      16,552         (754)    (51,400)      8,751       2,144         6,615    (19,547)
  -------     -------     -------     --------    --------     -------      ------     ---------   --------
  $10,606     $22,195     $13,800     $ 29,219    $  7,098     $ 8,368      $1,710     $  19,289   $ (5,115)
  =======     =======     =======     ========    ========     =======      ======     =========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                               TST
                                                                                           CONVERTIBLE
                                                                                           SECURITIES
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                                                                            2006 (A)
                                                                                           -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends................................................................................   $ 3,084
Expenses:
 Mortality and expense risk charges.......................................................       365
 Administrative charges...................................................................        37
                                                                                             -------
Total expenses............................................................................       402
                                                                                             -------
Net investment income (loss)..............................................................     2,682
                                                                                             -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from security transactions........................................    (6,359)
Realized gain distributions...............................................................     4,831
                                                                                             -------
Net realized gains (losses) on investments................................................     1,528
Change in unrealized appreciation (depreciation) of investments...........................        --
                                                                                             -------
Net realized and unrealized gains (losses) on investments.................................     1,528
                                                                                             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $ 1,154
                                                                                             =======

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                LORD ABBETT                  LORD ABBETT
                                                             GROWTH AND INCOME              BOND DEBENTURE
                                                                SUB-ACCOUNT                  SUB-ACCOUNT
                                                        ---------------------------  ---------------------------
                                                            2006           2005          2006           2005
                                                        ------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    900,405  $  (5,106,043) $ 15,214,222  $   7,482,096
  Net realized gain (losses) on investment.............   83,592,141     53,729,799     2,913,009     18,313,196
  Change in unrealized appreciation (depreciation) of
   investments.........................................   42,908,024    (37,422,612)    3,338,422    (27,494,311)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................  127,400,570     11,201,144    21,465,653     (1,699,019)
                                                        ------------  -------------  ------------  -------------
From capital transactions:
  Payments received from contract owners...............   43,067,650     59,853,862    12,538,333     19,602,115
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (18,222,831)  (179,556,469)     (461,124)  (135,960,162)
  Transfers for contract benefits and terminations.....  (75,937,047)   (58,807,592)  (29,019,560)   (23,761,183)
  Contract maintenance charges.........................   (1,901,988)    (1,825,957)   (1,024,216)    (1,106,991)
                                                        ------------  -------------  ------------  -------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (52,994,216)  (180,336,156)  (17,966,567)  (141,226,221)
                                                        ------------  -------------  ------------  -------------
NET CHANGE IN NET ASSETS...............................   74,406,354   (169,135,012)    3,499,086   (142,925,240)
NET ASSETS - BEGINNING OF PERIOD.......................  824,030,188    993,165,200   303,014,566    445,939,806
                                                        ------------  -------------  ------------  -------------
NET ASSETS - END OF PERIOD............................. $898,436,542  $ 824,030,188  $306,513,652  $ 303,014,566
                                                        ============  =============  ============  =============

                                                             VAN KAMPEN
                                                           MID-CAP GROWTH
                                                             SUB-ACCOUNT
                                                        --------------------
                                                           2006     2005 (C)
                                                        ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (60,487) $   (295)
  Net realized gain (losses) on investment.............     91,530    18,443
  Change in unrealized appreciation (depreciation) of
   investments.........................................    185,358   (19,628)
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................    216,401    (1,480)
                                                        ----------  --------
From capital transactions:
  Payments received from contract owners...............  6,126,207   300,651
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    (79,412)      381
  Transfers for contract benefits and terminations.....   (131,097)       --
  Contract maintenance charges.........................     (1,119)       --
                                                        ----------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  5,914,579   301,032
                                                        ----------  --------
NET CHANGE IN NET ASSETS...............................  6,130,980   299,552
NET ASSETS - BEGINNING OF PERIOD.......................    299,552        --
                                                        ----------  --------
NET ASSETS - END OF PERIOD............................. $6,430,532  $299,552
                                                        ==========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     LORD ABBETT                LAZARD                      MET/AIM                 HARRIS OAKMARK
    MID-CAP VALUE               MID-CAP                SMALL-CAP GROWTH              INTERNATIONAL
     SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------  --------------------------  --------------------------  --------------------------
   2006     2005 (C)      2006          2005        2006 (B)        2005          2006          2005
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$  (70,022) $    877  $ (1,645,652) $ (1,936,462) $ (2,901,725) $ (2,794,353) $  2,822,960  $ (4,277,515)
   274,246     9,978    17,825,409    19,737,739    27,136,360    10,172,694    30,998,347    22,484,669

   496,316   (12,409)   (1,521,097)  (10,784,556)   (3,974,728)    1,243,984    49,677,257    11,761,014
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

   700,540    (1,554)   14,658,660     7,016,721    20,259,907     8,622,325    83,498,564    29,968,168
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 7,315,844   310,539     9,493,835    12,430,005    14,579,046    15,695,051    51,029,021    44,232,281

 1,605,995    34,916   (10,866,080)  (25,566,467)   (8,466,806)  (65,535,577)    8,236,212   (75,836,582)
  (236,251)       --   (10,309,132)   (7,704,731)  (17,555,216)   (8,982,026)  (24,853,273)  (12,702,574)
    (1,406)       --      (432,824)     (420,427)     (651,688)     (630,411)   (1,273,876)     (946,930)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------

 8,684,182   345,455   (12,114,201)  (21,261,620)  (12,094,664)  (59,452,963)   33,138,084   (45,253,805)
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
 9,384,722   343,901     2,544,459   (14,244,899)    8,165,243   (50,830,638)  116,636,648   (15,285,637)
   343,901        --   123,820,991   138,065,890   170,469,329   221,299,967   295,833,789   311,119,426
----------  --------  ------------  ------------  ------------  ------------  ------------  ------------
$9,728,623  $343,901  $126,365,450  $123,820,991  $178,634,572  $170,469,329  $412,470,437  $295,833,789
==========  ========  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                      THIRD AVE                  OPPENHEIMER                  LEGG MASON
                                                   SMALL CAP VALUE           CAPITAL APPRECIATION          AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                             --------------------------  ---------------------------  --------------------------
                                                 2006          2005          2006           2005          2006          2005
                                             ------------  ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $ (4,131,178) $ (4,740,756) $ (5,510,459) $  (6,081,698) $ (2,025,840) $ (2,071,978)
  Net realized gain (losses) on investment..   36,727,046    24,254,034     6,772,097     17,131,851     9,458,759     9,290,650
  Change in unrealized appreciation
   (depreciation) of investments............    3,953,652    16,079,751    19,412,128     (2,891,768)  (11,573,972)    4,199,581
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................   36,549,520    35,593,029    20,673,766      8,158,385    (4,141,053)   11,418,253
                                             ------------  ------------  ------------  -------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....   39,230,496    44,839,871    20,936,146     27,465,865     7,907,276     8,741,854
  Transfers between Sub-Accounts (including
   fixed account), net......................  (11,345,406)  (60,848,538)  (22,438,408)  (120,741,287)   (4,639,012)  (63,859,148)
  Transfers for contract benefits and
   terminations.............................  (27,291,452)  (15,845,770)  (30,435,521)   (24,390,278)   (9,607,627)   (6,683,984)
  Contract maintenance charges..............   (1,229,362)   (1,022,296)   (1,190,587)    (1,238,482)     (442,240)     (463,275)
                                             ------------  ------------  ------------  -------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......     (635,724)  (32,876,733)  (33,128,370)  (118,904,182)   (6,781,603)  (62,264,553)
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET CHANGE IN NET ASSETS....................   35,913,796     2,716,296   (12,454,604)  (110,745,797)  (10,922,656)  (50,846,300)
NET ASSETS - BEGINNING OF PERIOD............  324,854,108   322,137,812   370,348,053    481,093,850   127,810,334   178,656,634
                                             ------------  ------------  ------------  -------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $360,767,904  $324,854,108  $357,893,449  $ 370,348,053  $116,887,678  $127,810,334
                                             ============  ============  ============  =============  ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

           PIMCO                    RCM GLOBAL               PIMCO INFLATION               T. ROWE PRICE
       TOTAL RETURN                 TECHNOLOGY                PROTECTED BOND              MID-CAP GROWTH
        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------  -------------------------  ---------------------------  --------------------------
    2006          2005          2006         2005          2006           2005          2006          2005
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$  4,140,297  $ (6,760,173) $  (824,044) $   (779,585) $  5,512,463  $  (4,706,535) $ (3,638,388) $ (3,096,448)
     927,244     4,026,021    1,316,641    (1,122,351)    5,638,794      3,929,041    15,799,051    10,444,114

   7,179,331     5,366,901    1,146,743     4,946,572   (14,594,674)      (451,994)   (2,691,809)   15,711,237
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

  12,246,872     2,632,749    1,639,340     3,044,636    (3,443,417)    (1,229,488)    9,468,854    23,058,903
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  47,026,170    35,180,114    4,741,982     3,940,620    22,333,131     29,200,003    26,389,911    29,182,475

   2,054,806   (69,667,608)    (768,025)  (18,238,288)  (20,241,542)  (101,121,979)  (13,388,811)  (17,494,204)

 (38,069,350)  (31,898,117)  (4,285,928)   (2,964,921)  (23,245,518)   (16,405,367)  (18,459,663)  (11,491,088)
  (1,184,844)   (1,215,883)    (175,376)     (175,970)     (881,213)      (957,643)     (784,935)     (662,102)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------

   9,826,782   (67,601,494)    (487,347)  (17,438,559)  (22,035,142)   (89,284,986)   (6,243,498)     (464,919)
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
  22,073,654   (64,968,745)   1,151,993   (14,393,923)  (25,478,559)   (90,514,474)    3,225,356    22,593,984
 418,753,068   483,721,813   49,054,494    63,448,417   276,160,752    366,675,226   216,790,477   194,196,493
------------  ------------  -----------  ------------  ------------  -------------  ------------  ------------
$440,826,722  $418,753,068  $50,206,487  $ 49,054,494  $250,682,193  $ 276,160,752  $220,015,833  $216,790,477
============  ============  ===========  ============  ============  =============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           MFS RESEARCH              NEUBERGER BERMAN
                                                           INTERNATIONAL                REAL ESTATE
                                                            SUB-ACCOUNT                 SUB-ACCOUNT
                                                    --------------------------  --------------------------
                                                        2006          2005          2006          2005
                                                    ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $    (24,710) $ (2,398,206) $   (695,598) $ (1,027,290)
  Net realized gain (losses) on investment.........   22,849,846    22,387,428     7,602,988     6,372,185
  Change in unrealized appreciation (depreciation)
   of investments..................................   30,592,548     5,157,571    23,071,116      (174,297)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   53,417,684    25,146,793    29,978,506     5,170,598
                                                    ------------  ------------  ------------  ------------
From capital transactions:
  Payments received from contract owners...........   42,268,038    19,534,950    20,801,468    13,901,674
  Transfers between Sub-Accounts (including fixed
   account), net...................................   10,197,716   (61,653,535)   20,335,194   (25,677,556)
  Transfers for contract benefits and
   terminations....................................  (22,167,484)  (10,407,463)   (6,411,309)   (3,637,359)
  Contract maintenance charges.....................     (800,756)           --      (341,542)     (205,603)
                                                    ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   29,497,514   (52,526,048)   34,383,811   (15,618,844)
                                                    ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS...........................   82,915,198   (27,379,255)   64,362,317   (10,448,246)
NET ASSETS - BEGINNING OF PERIOD...................  204,989,567   232,368,822    72,233,498    82,681,744
                                                    ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD......................... $287,904,765  $204,989,567  $136,595,815  $ 72,233,498
                                                    ============  ============  ============  ============

                                                              TURNER
                                                          MID-CAP GROWTH
                                                           SUB-ACCOUNT
                                                    -------------------------
                                                        2006         2005
                                                    -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..................... $  (786,006) $   (614,031)
  Net realized gain (losses) on investment.........   1,757,112     4,212,013
  Change in unrealized appreciation (depreciation)
   of investments..................................     385,274      (958,525)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from operations.................................   1,356,380     2,639,457
                                                    -----------  ------------
From capital transactions:
  Payments received from contract owners...........   9,137,550     4,835,320
  Transfers between Sub-Accounts (including fixed
   account), net...................................   3,688,977   (24,082,865)
  Transfers for contract benefits and
   terminations....................................  (3,559,246)   (1,718,359)
  Contract maintenance charges.....................    (165,139)     (140,221)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
   from capital transactions.......................   9,102,142   (21,106,125)
                                                    -----------  ------------
NET CHANGE IN NET ASSETS...........................  10,458,522   (18,466,668)
NET ASSETS - BEGINNING OF PERIOD...................  39,253,598    57,720,266
                                                    -----------  ------------
NET ASSETS - END OF PERIOD......................... $49,712,120  $ 39,253,598
                                                    ===========  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      GOLDMAN SACHS                  METLIFE                      METLIFE                        METLIFE
      MID-CAP VALUE            DEFENSIVE STRATEGY            MODERATE STRATEGY              BALANCED STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------  --------------------------  ----------------------------  ------------------------------
    2006          2005         2006          2005           2006           2005           2006            2005
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$ (1,930,767) $  (616,315) $ (5,545,682) $ (1,041,424) $  (17,357,809) $ (3,045,707) $  (53,816,040) $   (8,730,671)
   3,265,059   10,292,779     7,627,422     1,332,964      11,879,693     3,960,130      24,321,752       4,906,393

  13,997,891   (2,769,221)   22,998,623     7,272,970      93,530,272    35,770,238     357,213,321     139,053,277
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  15,332,183    6,907,243    25,080,363     7,564,510      88,052,156    36,684,661     327,719,033     135,228,999
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  23,305,265   24,696,313    66,952,838    72,228,685     256,447,936   235,140,028     885,874,982     744,839,691

   8,856,359   (6,180,261)   70,656,423    99,827,601      92,363,825   262,271,757     236,677,713     703,612,982
  (7,593,762)  (4,564,258)  (32,632,044)  (12,384,758)    (71,549,147)  (37,759,508)   (194,621,957)    (93,443,674)
    (390,195)    (237,219)   (1,230,332)     (637,176)     (3,706,043)   (2,271,245)    (11,611,163)     (6,793,517)
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------

  24,177,667   13,714,575   103,746,885   159,034,352     273,556,571   457,381,032     916,319,575   1,348,215,482
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
  39,509,850   20,621,818   128,827,248   166,598,862     361,608,727   494,065,693   1,244,038,608   1,483,444,481
  96,096,991   75,475,173   270,290,202   103,691,340     866,351,374   372,285,681   2,673,665,820   1,190,221,339
------------  -----------  ------------  ------------  --------------  ------------  --------------  --------------
$135,606,841  $96,096,991  $399,117,450  $270,290,202  $1,227,960,101  $866,351,374  $3,917,704,428  $2,673,665,820
============  ===========  ============  ============  ==============  ============  ==============  ==============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                     METLIFE GROWTH              METLIFE AGGRESSIVE
                                                        STRATEGY                      STRATEGY
                                                       SUB-ACCOUNT                   SUB-ACCOUNT
                                             ------------------------------  --------------------------
                                                  2006            2005           2006          2005
                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (52,146,385) $   (9,070,715) $ (9,548,328) $ (2,949,611)
  Net realized gain (losses) on investment..     18,043,367       5,044,067    10,891,568     1,824,995
  Change in unrealized appreciation
   (depreciation) of investments............    404,325,541     158,330,857    62,614,142    39,921,987
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations................    370,222,523     154,304,209    63,957,382    38,797,371
                                             --------------  --------------  ------------  ------------
From capital transactions:
  Payments received from contract owners....  1,349,680,841     676,269,942   115,468,732   124,548,718
  Transfers between Sub-Accounts (including
   fixed account), net......................    261,117,729     580,940,328     9,336,275   122,869,798
  Transfers for contract benefits and
   terminations.............................   (151,068,704)    (64,893,054)  (41,223,880)  (12,490,417)
  Contract maintenance charges..............    (10,688,916)       (585,173)   (2,121,578)   (1,373,758)
                                             --------------  --------------  ------------  ------------
  Net increase (decrease) in net assets
   resulting from capital transactions......  1,449,040,950   1,191,732,043    81,459,549   233,554,341
                                             --------------  --------------  ------------  ------------
NET CHANGE IN NET ASSETS....................  1,819,263,473   1,346,036,252   145,416,931   272,351,712
NET ASSETS - BEGINNING OF PERIOD............  2,317,496,022     971,459,770   491,059,239   218,707,527
                                             --------------  --------------  ------------  ------------
NET ASSETS - END OF PERIOD.................. $4,136,759,495  $2,317,496,022  $636,476,170  $491,059,239
                                             ==============  ==============  ============  ============

                                                    VAN KAMPEN
                                                     COMSTOCK
                                                    SUB-ACCOUNT
                                             ------------------------
                                                 2006         2005
                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............. $  (533,507) $    90,128
  Net realized gain (losses) on investment..     486,896      124,421
  Change in unrealized appreciation
   (depreciation) of investments............   4,864,537      221,096
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations................   4,817,926      435,645
                                             -----------  -----------
From capital transactions:
  Payments received from contract owners....  15,630,228    9,176,704
  Transfers between Sub-Accounts (including
   fixed account), net......................  14,807,706    7,360,164
  Transfers for contract benefits and
   terminations.............................  (1,604,023)    (179,419)
  Contract maintenance charges..............     (88,238)      (7,043)
                                             -----------  -----------
  Net increase (decrease) in net assets
   resulting from capital transactions......  28,745,673   16,350,406
                                             -----------  -----------
NET CHANGE IN NET ASSETS....................  33,563,599   16,786,051
NET ASSETS - BEGINNING OF PERIOD............  16,786,051           --
                                             -----------  -----------
NET ASSETS - END OF PERIOD.................. $50,349,650  $16,786,051
                                             ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                                      DREMAN
       LEGG MASON        MET/PUTNAM CAPITAL  MFS EMERGING  LOOMIS SAYLES  MET/AIM CAPITAL JANUS CAPITAL              SMALL-CAP
      VALUE EQUITY         OPPORTUNITIES    MARKETS EQUITY GLOBAL MARKETS  APPRECIATION   APPRECIATION   MFS VALUE     VALUE
      SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
-----------------------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
    2006      2005 (C)          2006           2006 (B)       2006 (B)       2006 (B)       2006 (B)     2006 (B)    2006 (B)
-----------  ----------  ------------------ -------------- -------------- --------------- ------------- ----------- -----------
$  (398,348) $     (874)      $ (2,539)       $   32,054     $   24,263     $   (7,131)    $  (12,260)  $   36,085  $  (16,898)
    630,970           4         10,175           (58,383)       (23,482)       128,230         (1,758)     247,940      14,858

  2,399,674      (8,725)         9,944           976,734        543,839        (89,243)        87,278      158,096     398,756
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

  2,632,296      (9,595)        17,580           950,405        544,620         31,856         73,260      442,121     396,716
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 27,151,107   1,283,657        337,154         1,859,077      2,094,978        697,824        777,008    4,196,317   3,031,404

  9,742,756      61,677         11,264         6,810,729      5,209,906        433,224        562,649    1,494,047   1,888,210
   (752,979)         --           (513)         (187,565)       (55,791)       (29,057)        (2,365)     (40,727)    (28,287)
    (20,637)        (29)            --            (7,987)        (6,804)            --           (143)        (504)       (414)
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------

 36,120,247   1,345,305        347,905         8,474,254      7,242,289      1,101,991      1,337,149    5,649,133   4,890,913
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
 38,752,543   1,335,710        365,485         9,424,659      7,786,909      1,133,847      1,410,409    6,091,254   5,287,629
  1,335,710          --             --                --             --             --             --           --          --
-----------  ----------       --------        ----------     ----------     ----------     ----------   ----------  ----------
$40,088,253  $1,335,710       $365,485        $9,424,659     $7,786,909     $1,133,847     $1,410,409   $6,091,254  $5,287,629
===========  ==========       ========        ==========     ==========     ==========     ==========   ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                              PIONEER     PIONEER     BLACKROCK
                                                                  PIONEER     MID-CAP    STRATEGIC    LARGE-CAP   BLACKROCK
                                                                   FUND        VALUE      INCOME        CORE     HIGH YIELD
                                                                SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                                                ----------- ----------- -----------  ----------- -----------
                                                                 2006 (B)    2006 (B)    2006 (B)     2006 (B)    2006 (B)
                                                                ----------- ----------- -----------  ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $  (23,731) $  (24,842) $ 1,494,514  $  (14,614) $  (26,007)
  Net realized gain (losses) on investment.....................      1,627      35,009        4,153         780       2,005
  Change in unrealized appreciation (depreciation) of
   investments.................................................    244,133     223,664     (633,361)    127,174     162,300
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................    222,029     233,831      865,306     113,340     138,298
                                                                ----------  ----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................  3,052,915   2,305,348   32,862,325   1,247,987   2,305,612
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    731,725   1,568,200    4,493,036     592,108     862,288
  Transfers for contract benefits and terminations.............   (167,237)   (202,277)    (781,428)     (5,626)    (59,618)
  Contract maintenance charges.................................       (235)       (511)         (45)        (66)       (182)
                                                                ----------  ----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  3,617,168   3,670,760   36,573,888   1,834,403   3,108,100
                                                                ----------  ----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................  3,839,197   3,904,591   37,439,194   1,947,743   3,246,398
NET ASSETS - BEGINNING OF PERIOD...............................         --          --           --          --          --
                                                                ----------  ----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $3,839,197  $3,904,591  $37,439,194  $1,947,743  $3,246,398
                                                                ==========  ==========  ===========  ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                AIM V.I.
    AIM V.I. PREMIER      AIM V.I.     AIM V.I. CAPITAL      INTERNATIONAL         AIM V.I. BASIC
         EQUITY          CORE EQUITY     APPRECIATION            GROWTH               BALANCED
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------  ----------- -------------------  -------------------  ----------------------
  2006 (A)      2005      2006 (B)      2006      2005       2006      2005       2006        2005
-----------  ----------  ----------- ---------  --------  ---------  --------  ----------  ----------
$     7,015  $   (8,086) $   (4,933) $  (9,066) $ (9,121) $  (3,869) $ (5,719) $    4,326  $     (301)
   (150,529)    (56,891)      7,179     (6,233)  (10,715)    47,565     1,383       2,685     (11,929)

    205,662     114,334      91,646     45,746    67,960    162,553   124,742      79,162      51,224
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------

     62,148      49,357      93,892     30,447    48,124    206,249   120,406      86,173      38,994
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
         --          --          --        220       720        724       744          --          --
 (1,236,936)    (23,722)  1,213,426    (12,684)  (18,547)       883    (9,669)    (24,561)    (23,565)
    (61,324)   (184,260)   (130,960)   (94,076)  (41,023)  (147,488)  (38,731)   (109,335)   (156,023)
         --          --          --         --        --         --        --          --          --
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,298,260)   (207,982)  1,082,466   (106,540)  (58,850)  (145,881)  (47,656)   (133,896)   (179,588)
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
 (1,236,112)   (158,625)  1,176,358    (76,093)  (10,726)    60,368    72,750     (47,723)   (140,594)
  1,236,112   1,394,737          --    708,491   719,217    839,474   766,724   1,025,135   1,165,729
-----------  ----------  ----------  ---------  --------  ---------  --------  ----------  ----------
$        --  $1,236,112  $1,176,358  $ 632,398  $708,491  $ 899,842  $839,474  $  977,412  $1,025,135
===========  ==========  ==========  =========  ========  =========  ========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                           MFS                 MFS                 MFS
                                                                        RESEARCH         INVESTORS TRUST      NEW DISCOVERY
                                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ------------------  ------------------  ------------------
                                                                     2006      2005      2006      2005      2006      2005
                                                                   --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ (2,619) $ (3,069) $ (1,482) $ (1,388) $ (2,939) $ (2,943)
  Net realized gain (losses) on investment........................    1,650    (2,744)    1,646     1,107     6,942    (2,079)
  Change in unrealized appreciation (depreciation) of investments.   25,898    26,000    17,615     9,733    19,144    10,671
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from operations.   24,929    20,187    17,779     9,452    23,147     5,649
                                                                   --------  --------  --------  --------  --------  --------
From capital transactions:
  Payments received from contract owners..........................       --        --        --        --        --        --
  Transfers between Sub-Accounts (including fixed account), net...  (33,509)   (7,747)       --    (8,412)      (25)  (15,622)
  Transfers for contract benefits and terminations................  (51,508)  (24,407)  (11,633)   (5,995)  (25,624)  (17,032)
  Contract maintenance charges....................................       --        --        --        --        --        --
                                                                   --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting from capital transactions...................................................  (85,017)  (32,154)  (11,633)  (14,407)  (25,649)  (32,654)
                                                                   --------  --------  --------  --------  --------  --------
NET CHANGE IN NET ASSETS..........................................  (60,088)  (11,967)    6,146    (4,955)   (2,502)  (27,005)
NET ASSETS - BEGINNING OF PERIOD..................................  336,793   348,760   164,685   169,640   208,682   235,687
                                                                   --------  --------  --------  --------  --------  --------
NET ASSETS - END OF PERIOD........................................ $276,705  $336,793  $170,831  $164,685  $206,180  $208,682
                                                                   ========  ========  ========  ========  ========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

 OPPENHEIMER MAIN STREET     OPPENHEIMER        OPPENHEIMER    OPPENHEIMER MAIN STREET
   GROWTH & INCOME              BOND          STRATEGIC BOND    SMALL-CAP GROWTH
     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
 ----------------------  ------------------  ----------------  ----------------------
   2006        2005        2006      2005     2006     2005      2006        2005
  --------    --------   --------  --------  ------- --------   --------    --------
 $   (808)   $    (17)   $ 14,378  $ 14,798  $ 1,384 $  3,510  $ (2,489)   $ (2,578)
    1,182        (440)       (622)    1,157       66    6,425    23,771      11,080
   38,049      13,076      (1,473)  (11,332)   1,453   (9,004)    3,332       5,659
  --------    --------   --------  --------  ------- --------   --------    --------
   38,423      12,619      12,283     4,623    2,903      931    24,614      14,161
  --------    --------   --------  --------  ------- --------   --------    --------
       --          --          --        --       --       --        --          --
       --      (4,071)         --   (22,463)      --       --        --     (12,275)
  (12,028)    (27,708)    (60,365)  (12,439)       1  (64,320)  (27,289)     (6,677)
       --          --          --        --       --       --        --          --
  --------    --------   --------  --------  ------- --------   --------    --------
  (12,028)    (31,779)    (60,365)  (34,902)       1  (64,320)  (27,289)    (18,952)
  --------    --------   --------  --------  ------- --------   --------    --------
   26,395     (19,160)    (48,082)  (30,279)   2,904  (63,389)   (2,675)     (4,791)
  295,228     314,388     372,459   402,738   48,414  111,803   190,080     194,871
  --------    --------   --------  --------  ------- --------   --------    --------
 $321,623    $295,228    $324,377  $372,459  $51,318 $ 48,414  $187,405    $190,080
  ========    ========   ========  ========  ======= ========   ========    ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            OPPENHEIMER               FIDELITY
                                                               MONEY                ASSET MANAGER
                                                            SUB-ACCOUNT              SUB-ACCOUNT
                                                        -------------------  --------------------------
                                                          2006       2005        2006          2005
                                                        --------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  6,073  $   3,282  $  2,034,828  $  2,187,678
  Net realized gain (losses) on investment.............       --         --    (1,181,456)   (2,055,680)
  Change in unrealized appreciation (depreciation) of
   investments.........................................       --         --     7,246,543     3,606,847
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,073      3,282     8,099,915     3,738,845
                                                        --------  ---------  ------------  ------------
From capital transactions:
  Payments received from contract owners...............       --         --            --     7,546,788
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   (4,329)   (27,260)      440,619    (9,921,558)
  Transfers for contract benefits and terminations.....   (9,345)   (78,764)  (17,861,267)  (16,300,590)
  Contract maintenance charges.........................       --         --            --            --
                                                        --------  ---------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (13,674)  (106,024)  (17,420,648)  (18,675,360)
                                                        --------  ---------  ------------  ------------
NET CHANGE IN NET ASSETS...............................   (7,601)  (102,742)   (9,320,733)  (14,936,515)
NET ASSETS - BEGINNING OF PERIOD.......................  195,378    298,120   149,964,735   164,901,250
                                                        --------  ---------  ------------  ------------
NET ASSETS - END OF PERIOD............................. $187,777  $ 195,378  $140,644,002  $149,964,735
                                                        ========  =========  ============  ============

                                                                 FIDELITY
                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                        --------------------------
                                                            2006          2005
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (2,084,858) $ (1,934,714)
  Net realized gain (losses) on investment.............   (3,545,302)   (7,095,149)
  Change in unrealized appreciation (depreciation) of
   investments.........................................   17,161,078    18,387,197
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................   11,530,918     9,357,334
                                                        ------------  ------------
From capital transactions:
  Payments received from contract owners...............      145,629    13,927,867
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    1,142,151   (21,537,464)
  Transfers for contract benefits and terminations.....  (28,983,611)  (22,019,362)
  Contract maintenance charges.........................           --            --
                                                        ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (27,695,831)  (29,628,959)
                                                        ------------  ------------
NET CHANGE IN NET ASSETS...............................  (16,164,913)  (20,271,625)
NET ASSETS - BEGINNING OF PERIOD.......................  231,030,576   251,302,201
                                                        ------------  ------------
NET ASSETS - END OF PERIOD............................. $214,865,663  $231,030,576
                                                        ============  ============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

         FIDELITY                   FIDELITY                  FIDELITY                   FIDELITY
        CONTRAFUND                  OVERSEAS                EQUITY-INCOME                INDEX 500
        SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------  ------------------------  ------------------------  --------------------------
    2006          2005          2006         2005         2006         2005         2006          2005
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$   (202,376) $ (3,078,678) $   (40,101) $   (62,833) $   363,303  $    69,511  $    584,827  $    727,778
  34,968,032     3,929,907      409,953     (102,783)   2,980,288    1,042,518     3,236,705     1,609,808
  (3,008,548)   41,502,534    1,335,588    1,878,817      (86,741)    (282,062)   14,008,767     2,214,439
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------

  31,757,108    42,353,763    1,705,440    1,713,201    3,256,850      829,967    17,830,299     4,552,025
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
   3,586,557    17,345,073       46,730      243,188       49,041       82,641            --        17,608

  10,570,868       829,649       18,062     (196,354)    (337,108)    (180,764)     (421,580)  (11,379,815)
 (23,563,894)  (23,199,750)  (1,818,178)  (1,699,999)  (5,753,608)  (3,776,055)  (21,236,475)  (10,487,336)
        (445)           --           --           --           --           --            --            --
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  (9,406,914)   (5,025,028)  (1,753,386)  (1,653,165)  (6,041,675)  (3,874,178)  (21,658,055)  (21,849,543)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
  22,350,194    37,328,735      (47,946)      60,036   (2,784,825)  (3,044,211)   (3,827,756)  (17,297,518)
 316,067,973   278,739,238   11,307,291   11,247,255   20,594,607   23,638,818   139,624,446   156,921,964
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$338,418,167  $316,067,973  $11,259,345  $11,307,291  $17,809,782  $20,594,607  $135,796,690  $139,624,446
============  ============  ===========  ===========  ===========  ===========  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           FIDELITY           FIDELITY
                                                                         MONEY MARKET          MID CAP
                                                                          SUB-ACCOUNT        SUB-ACCOUNT
                                                                   ------------------------  -----------
                                                                       2006         2005        2006
                                                                   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $ 1,152,277  $   508,284  $   (86,138)
  Net realized gain (losses) on investment........................          --           --        1,917
  Change in unrealized appreciation (depreciation) of investments.          --           --      651,462
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   1,152,277      508,284      567,241
                                                                   -----------  -----------  -----------
From capital transactions:
  Payments received from contract owners..........................      54,130    8,117,814   13,266,777
  Transfers between Sub-Accounts (including fixed account), net...   5,613,103   (3,173,149)     504,093
  Transfers for contract benefits and terminations................  (2,708,725)  (3,244,973)    (192,318)
  Contract maintenance charges....................................          --           --           --
                                                                   -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   2,958,508    1,699,692   13,578,552
                                                                   -----------  -----------  -----------
NET CHANGE IN NET ASSETS..........................................   4,110,785    2,207,976   14,145,793
NET ASSETS - BEGINNING OF PERIOD..................................  31,496,514   29,288,538           --
                                                                   -----------  -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,607,299  $31,496,514  $14,145,793
                                                                   ===========  ===========  ===========

                                                                       DWS INTERNATIONAL
                                                                          SUB-ACCOUNT
                                                                   ------------------------
                                                                       2006         2005
                                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   155,765  $    58,000
  Net realized gain (losses) on investment........................     148,747     (197,126)
  Change in unrealized appreciation (depreciation) of investments.   6,490,367    3,662,606
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from operations.   6,794,879    3,523,480
                                                                   -----------  -----------
From capital transactions:
  Payments received from contract owners..........................          --    2,218,565
  Transfers between Sub-Accounts (including fixed account), net...   2,365,834     (261,578)
  Transfers for contract benefits and terminations................  (1,641,028)  (1,696,765)
  Contract maintenance charges....................................          --           --
                                                                   -----------  -----------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     724,806      260,222
                                                                   -----------  -----------
NET CHANGE IN NET ASSETS..........................................   7,519,685    3,783,702
NET ASSETS - BEGINNING OF PERIOD..................................  27,740,668   23,956,966
                                                                   -----------  -----------
NET ASSETS - END OF PERIOD........................................ $35,260,353  $27,740,668
                                                                   ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      FI MID CAP                      FI VALUE           RUSSELL
     OPPORTUNITIES      FI LARGE CAP   LEADERS          2000 INDEX          FI INTERNATIONAL
      SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          STOCK SUB-ACCOUNT
----------------------  ------------ ----------- -----------------------  --------------------
   2006        2005       2006 (B)    2006 (B)       2006        2005        2006       2005
----------  ----------  ------------ ----------- -----------  ----------  ----------  --------
$  (63,289) $  (48,846)  $  (17,266) $  (24,722) $   (30,808) $  (39,356) $  (13,218) $ (4,439)
    93,317     (12,734)       1,885      (7,023)     696,022     534,730      71,961    17,991
   423,008     295,898      132,500     143,802      418,666    (275,880)    202,153    84,277
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
   453,036     234,318      117,119     112,057    1,083,880     219,494     260,896    97,829
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
     4,807     557,376    1,694,989   1,290,715        7,989   1,010,785   2,282,869     3,850
 1,225,846     326,714      490,335   1,434,064    2,478,910     290,189     231,350   159,978
  (527,332)   (349,078)     (15,912)   (174,151)  (2,466,445)   (547,802)   (225,249)  (79,269)
        --          --         (486)       (598)          --          --          --        --
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------

   703,321     535,012    2,168,926   2,550,030       20,454     753,172   2,288,970    84,559
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
 1,156,357     769,330    2,286,045   2,662,087    1,104,334     972,666   2,549,866   182,388
 4,104,050   3,334,720           --          --    7,123,561   6,150,895     683,055   500,667
----------  ----------   ----------  ----------  -----------  ----------  ----------  --------
$5,260,407  $4,104,050   $2,286,045  $2,662,087  $ 8,227,895  $7,123,561  $3,232,921  $683,055
==========  ==========   ==========  ==========  ===========  ==========  ==========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                         BLACKROCK
                                                                  METLIFE             LEGACY LARGE-CAP
                                                                STOCK INDEX                GROWTH
                                                                SUB-ACCOUNT             SUB-ACCOUNT
                                                        --------------------------  -------------------
                                                            2006          2005         2006      2005
                                                        ------------  ------------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    776,642  $   (308,211) $  (6,322) $ (3,289)
  Net realized gain (losses) on investment.............   22,530,720     7,236,141     35,441    21,191
  Change in unrealized appreciation (depreciation) of
   investments.........................................   14,814,465     1,637,038    (10,727)    4,508
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   operations..........................................   38,121,827     8,564,968     18,392    22,410
                                                        ------------  ------------  ---------  --------
From capital transactions:
  Payments received from contract owners...............   16,105,165    35,247,947         --    59,514
  Transfers between Sub-Accounts (including fixed
   account), net.......................................  (12,431,402)   (7,532,912)   315,780    71,110
  Transfers for contract benefits and terminations.....  (29,586,478)  (23,778,695)  (238,705)  (13,523)
  Contract maintenance charges.........................     (806,280)     (746,501)        --        --
                                                        ------------  ------------  ---------  --------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  (26,718,995)    3,189,839     77,075   117,101
                                                        ------------  ------------  ---------  --------
NET CHANGE IN NET ASSETS...............................   11,402,832    11,754,807     95,467   139,511
NET ASSETS - BEGINNING OF PERIOD.......................  301,690,699   289,935,892    443,189   303,678
                                                        ------------  ------------  ---------  --------
NET ASSETS - END OF PERIOD............................. $313,093,531  $301,690,699  $ 538,656  $443,189
                                                        ============  ============  =========  ========

                                                                BLACKROCK
                                                             STRATEGIC VALUE
                                                               SUB-ACCOUNT
                                                        ------------------------
                                                            2006         2005
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (125,282) $  (138,468)
  Net realized gain (losses) on investment.............   2,389,348      863,778
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (537,903)    (377,877)
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   1,726,163      347,433
                                                        -----------  -----------
From capital transactions:
  Payments received from contract owners...............          --    1,997,517
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   1,018,805      250,543
  Transfers for contract benefits and terminations.....    (722,814)    (483,344)
  Contract maintenance charges.........................          --           --
                                                        -----------  -----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................     295,991    1,764,716
                                                        -----------  -----------
NET CHANGE IN NET ASSETS...............................   2,022,154    2,112,149
NET ASSETS - BEGINNING OF PERIOD.......................  11,283,336    9,171,187
                                                        -----------  -----------
NET ASSETS - END OF PERIOD............................. $13,305,490  $11,283,336
                                                        ===========  ===========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


       BLACKROCK               BLACKROCK           LEHMAN BROTHERS         HARRIS OAKMARK
      BOND INCOME           LARGE-CAP VALUE     AGGREGATE BOND INDEX       LARGE-CAP VALUE
      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------  --------------------  ----------------------  ----------------------
  2006 (B)      2005        2006       2005       2006        2005        2006        2005
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$    98,654  $   55,386  $   (3,815) $ (3,741) $  129,015  $   67,432  $  (32,638) $  (34,138)
    (25,956)     19,108     104,587    45,549     (43,775)       (580)    211,588     100,980

    221,483     (48,894)    146,034    (3,542)     33,771     (44,909)    695,429    (190,418)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

    294,181      25,600     246,806    38,266     119,011      21,943     874,379    (123,576)
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  5,238,410     480,460          --   121,408          --     623,715          --     990,460

  3,230,445   1,050,830   1,196,023   250,672     875,020   1,222,982     723,588     452,335
   (214,649)   (172,164)   (136,254)  (58,441)   (356,252)   (197,040)   (724,252)   (279,328)
       (797)         --          --        --          --          --          --          --
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------

  8,253,409   1,359,126   1,059,769   313,639     518,768   1,649,657        (664)  1,163,467
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
  8,547,590   1,384,726   1,306,575   351,905     637,779   1,671,600     873,715   1,039,891
  3,363,782   1,979,056     959,195   607,290   3,972,358   2,300,758   5,483,921   4,444,030
-----------  ----------  ----------  --------  ----------  ----------  ----------  ----------
$11,911,372  $3,363,782  $2,265,770  $959,195  $4,610,137  $3,972,358  $6,357,636  $5,483,921
===========  ==========  ==========  ========  ==========  ==========  ==========  ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                            MORGAN STANLEY                MFS                    METLIFE
                                                              EAFE INDEX              TOTAL RETURN         MID CAP STOCK INDEX
                                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                        ----------------------  -----------------------  -----------------------
                                                           2006        2005       2006 (B)      2005         2006        2005
                                                        ----------- ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $    33,345 $    9,145  $    63,480  $   15,916  $   (15,661) $  (42,644)
  Net realized gain (losses) on investment.............     186,350     44,220      254,665      87,360      845,332     382,514
  Change in unrealized appreciation (depreciation) of
   investments.........................................   2,136,117    741,422    1,695,231      33,936      (33,851)    346,192
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................   2,355,812    794,787    2,013,376     137,212      795,820     686,062
                                                        ----------- ----------  -----------  ----------  -----------  ----------
From capital transactions:
  Payments received from contract owners...............          --  1,316,886   14,394,182   1,127,436           --   1,477,848
  Transfers between Sub-Accounts (including fixed
   account), net.......................................   3,352,401  2,406,994    5,280,199   2,840,083    3,271,964   1,343,574
  Transfers for contract benefits and terminations.....     575,439   (398,270)    (588,011)   (309,012)      24,952    (441,563)
  Contract maintenance charges.........................          --         --         (371)         --           --          --
                                                        ----------- ----------  -----------  ----------  -----------  ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................   3,927,840  3,325,610   19,085,999   3,658,507    3,296,916   2,379,859
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET CHANGE IN NET ASSETS...............................   6,283,652  4,120,397   21,099,375   3,795,719    4,092,736   3,065,921
NET ASSETS - BEGINNING OF PERIOD.......................   8,127,890  4,007,493    7,938,057   4,142,338    7,899,398   4,833,477
                                                        ----------- ----------  -----------  ----------  -----------  ----------
NET ASSETS - END OF PERIOD............................. $14,411,542 $8,127,890  $29,037,432  $7,938,057  $11,992,134  $7,899,398
                                                        =========== ==========  ===========  ==========  ===========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       DAVIS VENTURE               HARRIS OAKMARK                 JENNISON                    BLACKROCK
           VALUE                    FOCUSED VALUE                  GROWTH                   MONEY MARKET
        SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------  --------------------------  --------------------------  --------------------------
    2006           2005          2006          2005          2006        2005 (D)        2006        2005 (D)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (5,462,426) $  (5,998,493) $ (6,027,278) $ (6,327,042) $ (3,050,334) $ (2,803,623) $  4,796,432  $  1,115,446
  14,837,619     34,530,525    53,077,068    24,657,340     3,937,509    10,593,897            --            --

  62,048,081     14,273,879    (8,192,739)   10,043,847       282,830     8,099,848            --            --
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

  71,423,274     42,805,911    38,857,051    28,374,145     1,170,005    15,890,122     4,796,432     1,115,446
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  49,163,247     64,900,599    27,393,643    41,353,997    20,121,883    17,173,339    87,505,454    44,029,115
 (12,982,360)  (141,740,980)  (28,427,591)  (70,102,136)   (6,987,982)  (67,946,368)   46,670,865   103,704,923
 (47,695,562)   (29,024,741)  (33,520,553)  (24,079,774)  (15,626,572)   (9,423,590)  (74,616,785)  (24,703,796)
  (2,083,064)    (1,896,065)   (1,320,188)   (1,303,124)     (650,374)     (628,275)     (563,703)     (402,898)
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
 (13,597,739)  (107,761,187)  (35,874,689)  (54,131,037)   (3,143,045)  (60,824,894)   58,995,831   122,627,344
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
  57,825,535    (64,955,276)    2,982,362   (25,756,892)   (1,973,040)  (44,934,772)   63,792,263   123,742,790
 574,773,194    639,728,470   399,066,263   424,823,155   184,124,042   229,058,814   123,785,657        42,867
------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$632,598,729  $ 574,773,194  $402,048,625  $399,066,263  $182,151,002  $184,124,042  $187,577,920  $123,785,657
============  =============  ============  ============  ============  ============  ============  ============

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                            T. ROWE PRICE          WESTERN ASSET                       METLIFE
                                                              SMALL-CAP              MANAGEMENT         OPPENHEIMER  AGGRESSIVE
                                                               GROWTH             U.S. GOVERNMENT      GLOBAL EQUITY ALLOCATION
                                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT
                                                        --------------------  -----------------------  ------------- -----------
                                                           2006       2005      2006 (B)    2005 (D)       2006       2006 (B)
                                                        ----------  --------  -----------  ----------  ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $  (14,146) $ (8,724) $     2,750  $  (29,973)  $  (17,646)  $  (10,494)
  Net realized gain (losses) on investment.............     74,264    11,710       (2,680)     (2,529)      (2,193)         433
  Change in unrealized appreciation (depreciation) of
   investments.........................................    (43,204)   71,200      497,136       7,855      315,865       82,120
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................     16,914    74,186      497,206     (24,647)     296,026       72,059
                                                        ----------  --------  -----------  ----------   ----------   ----------
From capital transactions:
  Payments received from contract owners...............     18,223    85,540   16,388,899   1,679,808    3,327,901      621,986
  Transfers between Sub-Accounts (including fixed
   account), net.......................................    438,151   419,104    1,676,206   4,646,702      143,091      643,257
  Transfers for contract benefits and terminations.....   (290,294)  (65,018)    (533,342)   (260,174)     (75,516)     (69,363)
  Contract maintenance charges.........................         --        --      (30,329)       (906)          --         (250)
                                                        ----------  --------  -----------  ----------   ----------   ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................    166,080   439,626   17,501,434   6,065,430    3,395,476    1,195,630
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET CHANGE IN NET ASSETS...............................    182,994   513,812   17,998,640   6,040,783    3,691,502    1,267,689
NET ASSETS - BEGINNING OF PERIOD.......................    932,545   418,733    6,040,783          --           --           --
                                                        ----------  --------  -----------  ----------   ----------   ----------
NET ASSETS - END OF PERIOD............................. $1,115,539  $932,545  $24,039,423  $6,040,783   $3,691,502   $1,267,689
                                                        ==========  ========  ===========  ==========   ==========   ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

               METLIFE                   METLIFE
  METLIFE    CONSERVATIVE   METLIFE    MODERATE TO
CONSERVATIVE TO MODERATE   MODERATE    AGGRESSIVE   VAN KAMPEN STRATEGIC      VAN KAMPEN
 ALLOCATION   ALLOCATION  ALLOCATION   ALLOCATION          GROWTH             ENTERPRISE
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
------------ ------------ -----------  -----------  --------------------  ------------------
  2006 (B)     2006 (B)    2006 (B)     2006 (B)       2006     2005 (C)    2006      2005
------------ ------------ -----------  -----------  ----------  --------  --------  --------
 $  (16,483)  $  (22,648) $  (137,912) $  (159,738) $  (38,247) $ (4,855) $ (1,520) $ (1,040)
        400         (332)         800       76,718     (22,738)  (25,226)     (341)   (1,785)

     85,892      190,255    1,089,188    1,393,842     174,791    55,406    10,578    12,802
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

     69,809      167,275      952,076    1,310,822     113,806    25,325     8,717     9,977
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
    720,743    1,879,885    9,832,340   12,408,623   4,483,815        --        --        --

  1,303,300    1,026,913    7,587,102    8,988,667      50,379      (412)   (6,326)       58
     (5,707)     (13,877)    (193,558)    (278,049)    (85,673)  (82,990)   (6,777)  (10,743)
         --           --       (5,427)      (3,923)         --        --        --        --
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------

  2,018,336    2,892,921   17,220,457   21,115,318   4,448,521   (83,402)  (13,103)  (10,685)
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
  2,088,145    3,060,196   18,172,533   22,426,140   4,562,327   (58,077)   (4,386)     (708)
         --           --           --           --     402,324   460,401   160,313   161,021
 ----------   ----------  -----------  -----------  ----------  --------  --------  --------
 $2,088,145   $3,060,196  $18,172,533  $22,426,140  $4,964,651  $402,324  $155,927  $160,313
 ==========   ==========  ===========  ===========  ==========  ========  ========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                   VAN KAMPEN
                                                                                   GROWTH AND       VAN KAMPEN
                                                                                     INCOME          COMSTOCK
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                             ---------------------  -----------
                                                                                 2006       2005       2006
                                                                             -----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (105,667) $   (713) $  (194,675)
  Net realized gain (losses) on investment..................................      27,205    22,884       10,048
  Change in unrealized appreciation (depreciation) of investments...........   1,632,690     1,796    2,572,822
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from operations...........   1,554,228    23,967    2,388,195
                                                                             -----------  --------  -----------
From capital transactions:
  Payments received from contract owners....................................  18,275,065        --   30,378,821
  Transfers between Sub-Accounts (including fixed account), net.............     573,912    (2,267)     981,792
  Transfers for contract benefits and terminations..........................    (325,138)  (60,632)    (473,644)
  Contract maintenance charges..............................................          --        --           --
                                                                             -----------  --------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  18,523,839   (62,899)  30,886,969
                                                                             -----------  --------  -----------
NET CHANGE IN NET ASSETS....................................................  20,078,067   (38,932)  33,275,164
NET ASSETS - BEGINNING OF PERIOD............................................     272,973   311,905           --
                                                                             -----------  --------  -----------
NET ASSETS - END OF PERIOD.................................................. $20,351,040  $272,973  $33,275,164
                                                                             ===========  ========  ===========

                                                                                 FEDERATED
                                                                               EQUITY INCOME
                                                                                SUB-ACCOUNT
                                                                             ----------------
                                                                               2006     2005
                                                                             -------  -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   723  $   755
  Net realized gain (losses) on investment..................................   1,094      107
  Change in unrealized appreciation (depreciation) of investments...........  15,964      538
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from operations...........  17,781    1,400
                                                                             -------  -------
From capital transactions:
  Payments received from contract owners....................................      --       --
  Transfers between Sub-Accounts (including fixed account), net.............      --       --
  Transfers for contract benefits and terminations..........................  (7,103)  (9,566)
  Contract maintenance charges..............................................      --       --
                                                                             -------  -------
  Net increase (decrease) in net assets resulting from capital transactions.  (7,103)  (9,566)
                                                                             -------  -------
NET CHANGE IN NET ASSETS....................................................  10,678   (8,166)
NET ASSETS - BEGINNING OF PERIOD............................................  86,264   94,430
                                                                             -------  -------
NET ASSETS - END OF PERIOD.................................................. $96,942  $86,264
                                                                             =======  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


     FEDERATED       FEDERATED GROWTH       NEUBERGER          ALGER AMERICAN
 HIGH INCOME BOND       STRATEGIES           GENESIS        SMALL-CAPITALIZATION
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
------------------  ------------------  ----------------  ------------------------
  2006      2005      2006      2005      2006     2005       2006         2005
--------  --------  --------  --------  -------  -------  -----------  -----------
$  9,521  $ 12,529  $ (2,688) $ (2,592) $    25  $  (132) $  (959,074) $  (845,189)
    (621)   (2,215)   (2,358)   (7,387)   1,826    1,380   (1,425,960)  (3,642,356)
   2,908    (9,083)   17,107    29,360     (972)     977   14,338,986   13,519,296
--------  --------  --------  --------  -------  -------  -----------  -----------
  11,808     1,231    12,061    19,381      879    2,225   11,953,952    9,031,751
--------  --------  --------  --------  -------  -------  -----------  -----------
      --        --        --        --       --       --           --    3,845,735
      --    (8,661)       --   (11,975)  (1,658)      --    4,606,713   (3,675,140)
 (11,757)  (46,145)  (11,420)   (7,411)      (7)  (2,297)  (9,524,246)  (5,262,335)
      --        --        --        --       --       --           --           --
--------  --------  --------  --------  -------  -------  -----------  -----------
 (11,757)  (54,806)  (11,420)  (19,386)  (1,665)  (2,297)  (4,917,533)  (5,091,740)
--------  --------  --------  --------  -------  -------  -----------  -----------
      51   (53,575)      641        (5)    (786)     (72)   7,036,419    3,940,011
 132,652   186,227   188,801   188,806   13,953   14,025   67,142,470   63,202,459
--------  --------  --------  --------  -------  -------  -----------  -----------
$132,703  $132,652  $189,442  $188,801  $13,167  $13,953  $74,178,889  $67,142,470
========  ========  ========  ========  =======  =======  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                         T. ROWE                  T. ROWE
                                                                      PRICE GROWTH             INTERNATIONAL
                                                                       SUB-ACCOUNT              SUB-ACCOUNT
                                                                ------------------------  ----------------------
                                                                    2006         2005        2006        2005
                                                                -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   (27,089) $   (84,727) $    4,011  $    6,311
  Net realized gain (losses) on investment.....................     325,818      (77,402)     65,031      (1,298)
  Change in unrealized appreciation (depreciation) of
   investments.................................................     963,408      703,720     140,679     156,433
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................   1,262,137      541,591     209,721     161,446
                                                                -----------  -----------  ----------  ----------
From capital transactions:
  Payments received from contract owners.......................          --      513,668          --      73,808
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................      49,077     (467,524)     (2,298)    (32,402)
  Transfers for contract benefits and terminations.............  (1,104,475)  (1,431,885)    (72,700)    (97,019)
  Contract maintenance charges.................................          --           --          --          --
                                                                -----------  -----------  ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................  (1,055,398)  (1,385,741)    (74,998)    (55,613)
                                                                -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS.......................................     206,739     (844,150)    134,723     105,833
NET ASSETS - BEGINNING OF PERIOD...............................  10,198,928   11,043,078   1,199,507   1,093,674
                                                                -----------  -----------  ----------  ----------
NET ASSETS - END OF PERIOD..................................... $10,405,667  $10,198,928  $1,334,230  $1,199,507
                                                                ===========  ===========  ==========  ==========

                                                                        T. ROWE
                                                                     PRIME RESERVE
                                                                      SUB-ACCOUNT
                                                                ----------------------
                                                                   2006        2005
                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................................. $   54,207  $   22,388
  Net realized gain (losses) on investment.....................         --          --
  Change in unrealized appreciation (depreciation) of
   investments.................................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from
   operations..................................................     54,207      22,388
                                                                ----------  ----------
From capital transactions:
  Payments received from contract owners.......................         --         172
  Transfers between Sub-Accounts (including fixed account),
   net.........................................................    434,900     303,591
  Transfers for contract benefits and terminations.............   (357,457)    (87,974)
  Contract maintenance charges.................................         --          --
                                                                ----------  ----------
  Net increase (decrease) in net assets resulting from capital
   transactions................................................     77,443     215,789
                                                                ----------  ----------
NET CHANGE IN NET ASSETS.......................................    131,650     238,177
NET ASSETS - BEGINNING OF PERIOD...............................  1,387,505   1,149,328
                                                                ----------  ----------
NET ASSETS - END OF PERIOD..................................... $1,519,155  $1,387,505
                                                                ==========  ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

  JANUS ASPEN         AMERICAN FUNDS               AMERICAN FUNDS            AMERICAN FUNDS
WORLDWIDE GROWTH GLOBAL SMALL-CAPITALIZATION           GROWTH               GROWTH AND INCOME
  SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
--------------   --------------------------  -------------------------  ------------------------
 2006     2005       2006          2005          2006          2005         2006         2005
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$   78   $   43  $  (143,857)  $   (33,546)  $   (214,057) $  (125,011) $   344,585  $    27,948
   150      103    1,526,253       545,651        802,462      102,918    1,317,496      162,420

 1,208      255    1,795,535     1,280,910      5,978,016    3,485,539    4,796,649      669,431
------   ------  -----------   -----------   ------------  -----------  -----------  -----------

 1,436      401    3,177,931     1,793,015      6,566,421    3,463,446    6,458,730      859,799
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
    --       --           --     1,268,111     64,725,262    4,490,773   44,564,847    3,608,318
  (650)      --    7,090,852     3,258,526     12,242,141    7,013,332    6,067,279    3,327,169
    12     (622)  (1,900,154)     (451,972)    (2,766,354)  (1,413,824)  (1,308,070)    (868,712)
    --       --           --            --         (4,507)          --       (2,067)          --
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
  (638)    (622)   5,190,698     4,074,665     74,196,542   10,090,281   49,321,989    6,066,775
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
   798     (221)   8,368,629     5,867,680     80,762,963   13,553,727   55,780,719    6,926,574
 9,075    9,296   11,408,824     5,541,144     30,740,407   17,186,680   20,563,346   13,636,772
------   ------  -----------   -----------   ------------  -----------  -----------  -----------
$9,873   $9,075  $19,777,453   $11,408,824   $111,503,370  $30,740,407  $76,344,065  $20,563,346
======   ======  ===========   ===========   ============  ===========  ===========  ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                             AMERICAN FUNDS     ALLIANCEBERNSTEIN  TEMPLETON DEVELOPING    TEMPLETON FOREIGN
                                             GLOBAL GROWTH      LARGE-CAP GROWTH         MARKETS               SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                         ---------------------  ----------------- ---------------------  ---------------------
                                             2006     2005 (C)        2006            2006     2005 (C)      2006     2005 (C)
                                         -----------  --------  ----------------- -----------  --------  -----------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (130,902) $   (282)     $ (4,173)     $   (29,355) $   (201) $   (53,048) $   (744)
  Net realized gain (losses) on
   investment...........................      21,730         2        (6,276)          18,839        --       95,415        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,047,976     2,427        37,951        1,431,847     5,294    2,343,303    11,553
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from operations............   2,938,804     2,147        27,502        1,421,331     5,093    2,385,670    10,809
                                         -----------  --------      --------      -----------  --------  -----------  --------
From capital transactions:
  Payments received from contract
   owners...............................  28,970,181   438,428       700,339        8,751,030   222,408   19,919,072   768,570
  Transfers between Sub-Accounts
   (including fixed account), net.......   2,490,400    32,884       (53,927)         873,396     2,731    1,316,677    34,372
  Transfers for contract benefits and
   terminations.........................    (329,909)       --        (8,257)         (96,543)       --     (294,760)       --
  Contract maintenance charges..........      (2,267)       --            --             (734)       --       (2,601)       --
                                         -----------  --------      --------      -----------  --------  -----------  --------
  Net increase (decrease) in net assets
   resulting from capital
   transactions.........................  31,128,405   471,312       638,155        9,527,149   225,139   20,938,388   802,942
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET CHANGE IN NET ASSETS................  34,067,209   473,459       665,657       10,948,480   230,232   23,324,058   813,751
NET ASSETS - BEGINNING OF
 PERIOD.................................     473,459        --            --          230,232        --      813,751        --
                                         -----------  --------      --------      -----------  --------  -----------  --------
NET ASSETS - END OF PERIOD.............. $34,540,668  $473,459      $665,657      $11,178,712  $230,232  $24,137,809  $813,751
                                         ===========  ========      ========      ===========  ========  ===========  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                                                  PIONEER VCT
TEMPLETON GROWTH FRANKLIN MUTUAL SHARES    FRANKLIN INCOME      VAN KAMPEN UIF    VAN KAMPEN UIF    MID CAP
   SECURITIES          SECURITIES             SECURITIES       EQUITY AND INCOME U.S. REAL ESTATE    VALUE
  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
---------------- ---------------------  ---------------------  ----------------- ---------------- -----------
      2006           2006       2005        2006     2005 (C)        2006              2006          2006
---------------- -----------  --------  -----------  --------  ----------------- ---------------- -----------
  $   (30,431)   $   (66,066) $   (329) $    80,144  $    (64)    $  (145,305)     $   (65,432)   $  (53,183)

      152,923        361,130         5       40,354        --         526,920          490,300       743,218

    1,109,922      1,852,158     3,457    1,577,766       221       3,570,817        2,753,527      (121,869)
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

    1,232,414      2,147,222     3,133    1,698,264       157       3,952,432        3,178,395       568,166
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------

   13,678,501     27,901,375   212,628   24,737,270   148,650      62,805,483       24,398,559     7,594,099

      417,495       (402,278)    1,752    2,534,449     2,150       2,490,336          516,437       147,985
     (145,451)      (333,114)       --     (299,688)      (32)       (871,675)        (287,182)      (91,193)
           --             --        --         (400)       --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------


   13,950,545     27,165,983   214,380   26,971,631   150,768      64,424,144       24,627,814     7,650,891
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
   15,182,959     29,313,205   217,513   28,669,895   150,925      68,376,576       27,806,209     8,219,057
           --        217,513        --      150,925        --              --               --            --
  -----------    -----------  --------  -----------  --------     -----------      -----------    ----------
  $15,182,959    $29,530,718  $217,513  $28,820,820  $150,925     $68,376,576      $27,806,209    $8,219,057
  ===========    ===========  ========  ===========  ========     ===========      ===========    ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                    PUTNAM VT
                                                    SMALL-CAP       LMPV GLOBAL
                                                      VALUE       HIGH YIELD BOND       LMPV SMALL-CAP        LMPV INVESTORS
                                                   SUB-ACCOUNT      SUB-ACCOUNT       GROWTH SUB-ACCOUNT       SUB-ACCOUNT
                                                   ----------- --------------------  --------------------  -------------------
                                                      2006         2006     2005 (C)    2006     2005 (C)     2006     2005 (C)
                                                   ----------- -----------  -------- ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................... $  (46,216) $   866,678  $ 2,993  $  (36,294) $   (189) $   10,966  $   985
  Net realized gain (losses) on investment........        318       98,978      851     210,763     9,567      56,270       --
  Change in unrealized appreciation
   (depreciation) of investments..................    600,702     (242,508)  (3,617)     50,621   (10,276)    104,591   (1,461)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from operations................................    554,804      723,148      227     225,090      (898)    171,827     (476)
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
From capital transactions:
  Payments received from contract owners..........  7,276,514   15,720,988   42,745   3,790,841   186,816   1,941,999   96,134
  Transfers between Sub-Accounts (including
   fixed account), net............................    393,755      726,314    9,395     280,041    10,708     (78,230)     994
  Transfers for contract benefits and
   terminations...................................    (75,856)    (227,181)    (851)   (199,957)   (9,565)     (3,310)  (1,058)
  Contract maintenance charges....................         --         (141)      --        (512)       --        (432)      --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
  Net increase (decrease) in net assets resulting
   from capital transactions......................  7,594,413   16,219,980   51,289   3,870,413   187,959   1,860,027   96,070
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET CHANGE IN NET ASSETS..........................  8,149,217   16,943,128   51,516   4,095,503   187,061   2,031,854   95,594
NET ASSETS - BEGINNING OF PERIOD..................         --       51,516       --     187,061        --      95,594       --
                                                   ----------  -----------  -------  ----------  --------  ----------  -------
NET ASSETS - END OF PERIOD........................ $8,149,217  $16,994,644  $51,516  $4,282,564  $187,061  $2,127,448  $95,594
                                                   ==========  ===========  =======  ==========  ========  ==========  =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

   LMPV
CAPITAL AND                          LMPV FUNDAMENTAL                          LMPV ADJUSTABLE RATE
  INCOME       LMPV EQUITY INDEX           VALUE           LMPV APPRECIATION          INCOME
SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------  --------------------  --------------------  --------------------  -------------------
 2006 (B)        2006     2005 (C)     2006     2005 (C)     2006     2005 (C)    2006     2005 (C)
-----------  -----------  -------- -----------  -------- -----------  -------- ----------  --------
$   403,346  $   185,382  $   219  $   391,974  $   269  $   161,617  $   208  $   87,016   $  103
    214,912      544,370       --    1,571,389    1,997    1,041,811       --       2,484       --

  1,315,359    2,118,774     (446)   1,339,918   (2,339)   1,524,593     (688)    (66,284)     (99)
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

  1,933,617    2,848,526     (227)   3,303,281      (73)   2,728,021     (480)     23,216        4
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 33,268,187   38,549,837   20,000   38,965,438   34,447   34,554,298   43,639   2,215,482       --

  1,226,566       12,703       --    1,648,961    1,999    1,439,912       --       6,815       --
   (369,179)    (398,978)      --     (532,519)  (1,997)    (557,259)   3,848     (28,450)   3,500
         --         (100)      --         (205)      --         (145)      --         (53)      --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------

 34,125,574   38,163,462   20,000   40,081,675   34,449   35,436,806   47,487   2,193,794    3,500
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
 36,059,191   41,011,988   19,773   43,384,956   34,376   38,164,827   47,007   2,217,010    3,504
         --       19,773       --       34,376       --       47,007       --       3,504       --
-----------  -----------  -------  -----------  -------  -----------  -------  ----------   ------
$36,059,191  $41,031,761  $19,773  $43,419,332  $34,376  $38,211,834  $47,007  $2,220,514   $3,504
===========  ===========  =======  ===========  =======  ===========  =======  ==========   ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                            LMPV AGGRESSIVE        LMPV LARGE-CAP     LMPV LARGE-CAP
                                                 GROWTH                GROWTH             VALUE        LMPV MONEY MARKET
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                         ---------------------  --------------------  -------------- ----------------------
                                             2006     2005 (C)     2006     2005 (C)     2006 (B)        2006      2005 (C)
                                         -----------  --------  ----------  --------  -------------- ------------  --------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
  Net investment income (loss).......... $  (511,406) $   (151) $  (43,938) $     53    $    6,561   $    266,697  $    182
  Net realized gain (losses) on
   investment...........................      66,693         7      (5,397)       49        24,811             --        --
  Change in unrealized appreciation
   (depreciation) of investments........   3,609,913    (1,320)    427,524    (3,408)       68,118             --        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from operations............   3,165,200    (1,464)    378,189    (3,306)       99,490        266,697       182
                                         -----------  --------  ----------  --------    ----------   ------------  --------
From capital transactions:
  Payments received from contract
   owners...............................  67,434,415   193,927   4,824,045   204,360       939,173     34,264,007    85,139
  Transfers between Sub-Accounts
   (including fixed account), net.......   4,238,724     7,729     617,642        40       142,275    (11,258,204)  104,881
  Transfers for contract benefits and
   terminations.........................  (1,094,921)       (6)    (75,136)       --       (14,603)    (2,785,622)       --
  Contract maintenance charges..........      (1,100)       --        (829)       --            --           (329)       --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
  Net increase (decrease) in net assets
   resulting from capital transactions..  70,577,118   201,650   5,365,722   204,400     1,066,845     20,219,852   190,020
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET CHANGE IN NET ASSETS................  73,742,318   200,186   5,743,911   201,094     1,166,335     20,486,549   190,202
NET ASSETS - BEGINNING OF
 PERIOD.................................     200,186        --     201,094        --            --        190,202        --
                                         -----------  --------  ----------  --------    ----------   ------------  --------
NET ASSETS - END OF PERIOD.............. $73,942,504  $200,186  $5,945,005  $201,094    $1,166,335   $ 20,676,751  $190,202
                                         ===========  ========  ==========  ========    ==========   ============  ========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

LMPV SOCIAL    LMPV MULTIPLE-          LMPV MULTIPLE-    LMPV MULTIPLE-DISCIPLINE LMPV MULTIPLE-DISCIPLINE
 AWARENESS  DISCIPLINE BALANCED ALL DISCIPLINE LARGE-CAP  ALL CAP GROWTH AND      GLOBAL ALL CAP GROWTH
   STOCK    CAP GROWTH AND VALUE      GROWTH AND VALUE           VALUE                  AND VALUE
SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------- ----------------------  -------------------  -----------------------  -----------------------
 2006 (B)      2006       2005 (C)     2006     2005 (C)    2006       2005 (C)      2006       2005 (C)
-----------  ----------   --------  ----------  --------  ----------   --------    ----------   --------
 $     79   $   12,380    $   264   $     (376) $   163  $  (29,545)   $    318   $    4,653    $    612
   (1,489)      63,589        218       32,651      415     289,750       2,802      142,762       1,090

   15,049       73,144       (571)      65,715     (950)    133,286      (4,166)     317,859      (2,150)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

   13,639      149,113        (89)      97,990     (372)    393,491      (1,046)     465,274        (448)
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  273,825    1,978,465     35,186      977,351   31,303   5,058,801      93,450    2,903,203     159,000
   (4,841)      78,049         --      133,057       --    (804,831)     50,147    1,729,609         500
   (1,114)      11,895        (29)     (10,287)      --     (79,252)         --      (66,937)         --
       --         (173)        --         (157)      --        (618)         --         (837)         --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------

  267,870    2,068,236     35,157    1,099,964   31,303   4,174,100     143,597    4,565,038     159,500
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
  281,509    2,217,349     35,068    1,197,954   30,931   4,567,591     142,551    5,030,312     159,052

       --       35,068         --       30,931       --     142,551          --      159,052          --
 --------    ----------   -------   ----------  -------   ----------   --------    ----------   --------
 $281,509   $2,252,417    $35,068   $1,228,885  $30,931  $4,710,142    $142,551   $5,189,364    $159,052
 ========    ==========   =======   ==========  =======   ==========   ========    ==========   ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                           LMPV PREMIER                            LMPV
                                                            SELECTIONS        LMPV DIVIDEND     GROWTH AND  LMPV LIFESTYLE
                                                          ALL CAP GROWTH         STRATEGY         INCOME       BALANCED
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                                                        ------------------ -------------------  ----------- --------------
                                                        2006 (B)  2005 (C)    2006     2005 (C)  2006 (B)      2006 (B)
                                                        --------  -------- ----------  -------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)......................... $ (1,127)   $--    $   44,089  $   420  $    6,842    $   59,980
  Net realized gain (losses) on investment.............    6,785     --         6,939       --        (664)         (350)
  Change in unrealized appreciation (depreciation) of
   investments.........................................    1,057     --       133,672     (714)    231,080        53,480
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................    6,715     --       184,700     (294)    237,258       113,110
                                                        --------    ---    ----------  -------  ----------    ----------
From capital transactions:
  Payments received from contract owners...............  205,714     --     2,733,736   32,250   3,473,328     2,997,536
  Transfers between Sub-Accounts (including fixed
   account), net.......................................      801     --       133,815       40     (48,720)     (264,986)
  Transfers for contract benefits and terminations.....   (2,012)    --       (51,864)      --     (53,846)      (50,664)
  Contract maintenance charges.........................       --     --          (127)      --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
  Net increase (decrease) in net assets resulting from
   capital transactions................................  204,503     --     2,815,560   32,290   3,370,762     2,681,886
                                                        --------    ---    ----------  -------  ----------    ----------
NET CHANGE IN NET ASSETS...............................  211,218     --     3,000,260   31,996   3,608,020     2,794,996
NET ASSETS - BEGINNING OF PERIOD.......................       --     --        31,996       --          --            --
                                                        --------    ---    ----------  -------  ----------    ----------
NET ASSETS - END OF PERIOD............................. $211,218    $--    $3,032,256  $31,996  $3,608,020    $2,794,996
                                                        ========    ===    ==========  =======  ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.


LMPV LIFESTYLE LMPV LIFESTYLE       CAPITAL                                TST MANAGED
    GROWTH      HIGH GROWTH      APPRECIATION        TST LARGE CAP     ALLOCATION AGGRESSIVE
 SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------- -------------- ------------------  -------------------  --------------------
   2006 (B)       2006 (B)     2006 (A)  2005 (C)  2006 (A)  2005 (C)   2006 (A)   2005 (C)
-------------- -------------- ---------  -------- ---------  --------  ---------   --------
   $  4,185       $  1,210    $    (504) $   (15) $     553  $   (133) $   8,928   $    (3)
      7,035            543       (2,059)      --      1,735         4      5,220        --

     11,186         14,996          275     (275)        27       (27)        89       (89)
   --------       --------    ---------  -------  ---------  --------  ---------   -------

     22,406         16,749       (2,288)    (290)     2,315      (156)    14,237       (92)
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    408,682        332,475      360,867   21,200    321,604   107,120    407,123    50,000
    (89,753)         2,123     (384,729)   5,001   (431,214)      158   (471,287)       --
     (4,435)       (30,349)         239       --        173        --         20        (1)
         --             --           --       --         --        --         --        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------

    314,494        304,249      (23,623)  26,201   (109,437)  107,278    (64,144)   49,999
   --------       --------    ---------  -------  ---------  --------  ---------   -------
    336,900        320,998      (25,911)  25,911   (107,122)  107,122    (49,907)   49,907
         --             --       25,911       --    107,122        --     49,907        --
   --------       --------    ---------  -------  ---------  --------  ---------   -------
   $336,900       $320,998    $      --  $25,911  $      --  $107,122  $      --   $49,907
   ========       ========    =========  =======  =========  ========  =========   =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST MANAGED
                              TST MANAGED                                                      ALLOCATION
                               ALLOCATION   TST MANAGED ALLOCATION  TST MANAGED ALLOCATION      MODERATE-
                              CONSERVATIVE         MODERATE          MODERATE-AGGRESSIVE      CONSERVATIVE
                              SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                              ------------ -----------------------  ---------------------  -------------------
                                2006 (A)     2006 (A)    2005 (C)     2006 (A)   2005 (C)   2006 (A)  2005 (C)
                              ------------ -----------  ----------  -----------  --------  ---------  --------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
  Net investment income
   (loss)..................    $  21,525   $   119,182  $    4,311  $    88,404  $    966  $   5,675    $--
  Net realized gain (losses)
   on investment...........      (19,400)      (28,979)         13       (3,650)        2     (4,422)    --
  Change in unrealized
   appreciation
   (depreciation) of
   investments.............           --         5,013      (5,013)       2,900    (2,900)        --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   operations..............        2,125        95,216        (689)      87,654    (1,932)     1,253     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
From capital transactions:
  Payments received from
   contract owners.........      543,632     3,437,063   1,025,333    4,043,800   527,200    126,517     --
  Transfers between
   Sub-Accounts (including
   fixed account), net.....     (544,623)   (4,588,408)     33,333   (4,685,575)   28,167   (126,918)    --
  Transfers for contract
   benefits and
   terminations............       (1,134)       (1,092)       (756)         827      (141)      (852)    --
  Contract maintenance
   charges.................           --            --          --           --        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
  Net increase (decrease) in
   net assets resulting from
   capital transactions....       (2,125)   (1,152,437)  1,057,910     (640,948)  555,226     (1,253)    --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET CHANGE IN NET
 ASSETS......................         --    (1,057,221)  1,057,221     (553,294)  553,294         --     --
NET ASSETS - BEGINNING
 OF PERIOD...................         --     1,057,221          --      553,294        --         --     --
                               ---------   -----------  ----------  -----------  --------  ---------    ---
NET ASSETS - END OF
 PERIOD......................  $      --   $        --  $1,057,221  $        --  $553,294  $      --    $--
                               =========   ===========  ==========  ===========  ========  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.



                    TST STYLE FOCUSED SMALL   TST STYLE FOCUSED
   TST MFS VALUE         CAP GROWTH            SMALL CAP VALUE      TST MANAGED INCOME
    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------  ----------------------  --------------------  ---------------------
 2006 (A)  2005 (C)   2006 (A)    2005 (C)    2006 (A)   2005 (C)   2006 (A)   2005 (C)
---------  -------- -----------   --------  -----------  -------- -----------  --------

$  (1,463) $   114  $    (3,639)  $   (40)  $    (3,180) $   157  $    26,789  $  4,028

   23,362      430       61,712       575        61,915      669      (39,989)       --



      801     (801)       1,102    (1,103)        1,075   (1,075)       3,646    (3,646)
---------  -------  -----------   -------   -----------  -------  -----------  --------


   22,700     (257)      59,175      (568)       59,810     (249)      (9,554)      382
---------  -------  -----------   -------   -----------  -------  -----------  --------

  779,593   20,350    1,264,928    52,702     1,159,400   86,961    1,413,355   158,862

 (824,167)   1,583   (1,377,583)       50    (1,307,717)      75   (1,558,581)    2,141


      201       (3)       1,296        --         1,720       --       (6,605)       --

       --       --           --        --            --       --           --        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

  (44,373)  21,930     (111,359)   52,752      (146,597)  87,036     (151,831)  161,003
---------  -------  -----------   -------   -----------  -------  -----------  --------
  (21,673)  21,673      (52,184)   52,184       (86,787)  86,787     (161,385)  161,385

   21,673       --       52,184        --        86,787       --      161,385        --
---------  -------  -----------   -------   -----------  -------  -----------  --------

$      --  $21,673  $        --   $52,184   $        --  $86,787  $        --  $161,385
=========  =======  ===========   =======   ===========  =======  ===========  ========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                       TST PIONEER          TST PIONEER
                                                                          FUND                MID CAP
                                                                       SUB-ACCOUNT          SUB-ACCOUNT
                                                                   ------------------  ---------------------
                                                                    2006 (A)  2005 (C)   2006 (A)   2005 (C)
                                                                   ---------  -------- -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $   3,968  $   (41) $    (3,002) $     45
  Net realized gain (losses) on investment........................     6,418       --       24,049     1,102
  Change in unrealized appreciation (depreciation) of investments.       220     (220)       1,148    (1,148)
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from operations.    10,606     (261)      22,195        (1)
                                                                   ---------  -------  -----------  --------
From capital transactions:
  Payments received from contract owners..........................   381,899   20,474      961,090   131,873
  Transfers between Sub-Accounts (including fixed account), net...  (439,219)  26,364   (1,115,979)       --
  Transfers for contract benefits and terminations................       137       --          846       (24)
  Contract maintenance charges....................................        --       --           --        --
                                                                   ---------  -------  -----------  --------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................   (57,183)  46,838     (154,043)  131,849
                                                                   ---------  -------  -----------  --------
NET CHANGE IN NET ASSETS..........................................   (46,577)  46,577     (131,848)  131,848
NET ASSETS - BEGINNING OF PERIOD..................................    46,577       --      131,848        --
                                                                   ---------  -------  -----------  --------
NET ASSETS - END OF PERIOD........................................ $      --  $46,577  $        --  $131,848
                                                                   =========  =======  ===========  ========

                                                                        TST PIONEER
                                                                     STRATEGIC INCOME
                                                                        SUB-ACCOUNT
                                                                   --------------------
                                                                     2006 (A)   2005 (C)
                                                                   -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    (2,752)  $   (4)
  Net realized gain (losses) on investment........................      16,603       --
  Change in unrealized appreciation (depreciation) of investments.         (51)      51
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from operations.      13,800       47
                                                                   -----------   ------
From capital transactions:
  Payments received from contract owners..........................   2,948,789    9,454
  Transfers between Sub-Accounts (including fixed account), net...  (2,970,547)      --
  Transfers for contract benefits and terminations................      (1,543)      --
  Contract maintenance charges....................................          --       --
                                                                   -----------   ------
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................     (23,301)   9,454
                                                                   -----------   ------
NET CHANGE IN NET ASSETS..........................................      (9,501)   9,501
NET ASSETS - BEGINNING OF PERIOD..................................       9,501       --
                                                                   -----------   ------
NET ASSETS - END OF PERIOD........................................ $        --   $9,501
                                                                   ===========   ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       TST MFS           TST FEDERATED        TST MERCURY
    TOTAL RETURN          HIGH YIELD        LARGE CAP CORE      TST AIM CAPITAL
     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT     APPRECIATION SUB-ACCOUNT
--------------------  ------------------  ------------------  ------------------------
  2006 (A)   2005 (C)  2006 (A)  2005 (C)  2006 (A)  2005 (C)  2006 (A)     2005 (C)
-----------  -------- ---------  -------- ---------  --------  ---------    --------
$    29,973  $ 2,755  $  58,498  $   (76) $    (383) $   (55) $    (434)      $--
     (3,855)      --    (50,869)      --      8,925       --      2,144        --
      3,101   (3,101)      (531)     531       (174)     174         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
     29,219     (346)     7,098      455      8,368      119      1,710        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
  2,566,138   64,204    653,312   79,840    540,535   27,500    394,136        --
 (2,687,470)  31,856   (740,389)      --   (576,238)   1,453   (394,595)       --
     (3,601)      --       (315)      (1)    (1,737)      --     (1,251)       --
         --       --         --       --         --       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
   (124,933)  96,060    (87,392)  79,839    (37,440)  28,953     (1,710)       --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
    (95,714)  95,714    (80,294)  80,294    (29,072)  29,072         --        --
     95,714       --     80,294       --     29,072       --         --        --
-----------  -------  ---------  -------  ---------  -------   ---------      ---
$        --  $95,714  $      --  $80,294  $      --  $29,072  $      --       $--
===========  =======  =========  =======  =========  =======   =========      ===

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                                               TST U.S.
                                                                         TST EQUITY           GOVERNMENT        TST CONVERTIBLE
                                                                           INCOME             SECURITIES          SECURITIES
                                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                                   ---------------------  ------------------  -------------------
                                                                     2006 (A)   2005 (C)   2006 (A)  2005 (C)  2006 (A)  2005 (C)
                                                                   -----------  --------  ---------  -------- ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................................... $    12,674  $   (120) $  14,432   $   (2) $   2,682    $--
  Net realized gain (losses) on investment........................       5,842        --    (19,516)      --     (1,528)    --
  Change in unrealized appreciation (depreciation) of investments.         773      (773)       (31)      31         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from operations.      19,289      (893)    (5,115)      29      1,154     --
                                                                   -----------  --------  ---------   ------  ---------    ---
From capital transactions:
  Payments received from contract owners..........................     972,154   126,560    250,516    3,427    412,321     --
  Transfers between Sub-Accounts (including fixed account), net...  (1,115,549)    1,333   (248,676)       1   (409,090)    --
  Transfers for contract benefits and terminations................      (2,849)      (45)      (182)      --     (4,385)    --
  Contract maintenance charges....................................          --        --         --       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
  Net increase (decrease) in net assets resulting from capital
   transactions...................................................    (146,244)  127,848      1,658    3,428     (1,154)    --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET CHANGE IN NET ASSETS..........................................    (126,955)  126,955     (3,457)   3,457         --     --
NET ASSETS - BEGINNING OF PERIOD..................................     126,955        --      3,457       --         --     --
                                                                   -----------  --------  ---------   ------  ---------    ---
NET ASSETS - END OF PERIOD........................................ $        --  $126,955  $      --   $3,457  $      --    $--
                                                                   ===========  ========  =========   ======  =========    ===

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period November 7, 2005 to December 31, 2005
(d) For the period May 2, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

MetLife Investors USA Separate Account A (the "Separate Account"), a Separate Account of MetLife Investors USA Insurance Company ("MLIUSA"), was established by the Board of Directors of MLIUSA on May 29, 1980 to support MLIUSA's operations with respect to certain variable annuity contracts ("Contracts"). MLIUSA is a wholly owned subsidiary of MetLife Insurance Company of Connecticut. The Separate Account was registered as a unit investment trust December 29, 1981 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Sub-Account invests its assets exclusively in shares of corresponding portfolios, series or funds (with the same name) within the Met Investors Fund, AIM Fund, MFS Fund, Oppenheimer Fund, Fidelity Fund, DWS Fund, Metropolitan Fund, Van Kampen Fund, Federated Fund, Neuberger Fund, T. Rowe Price Fund, Janus Fund, American Funds, Alliance Fund, Lazard Fund, Morgan Stanley Fund, Pioneer Fund, Putnam Fund, LMPV I Fund, LMPV II Fund, LMPV III Fund, LMPV IV Fund, LMPI Fund and LMPL Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of MLIUSA. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets attributable to the Contracts is not chargeable with liabilities arising out of any other business MLIUSA may conduct.

The following Sub-Accounts were available for investment as of December 31, 2006:

             Lord Abbett Growth and     BlackRock Large-Cap Value
               Income Sub-Account *     Sub-Account
             Lord Abbett Bond           Lehman Brothers Aggregate
               Debenture Sub-Account *  Bond Index Sub-Account
             Van Kampen Mid-Cap Growth  Harris Oakmark Large Cap
               Sub-Account              Value Sub-Account
             Lord Abbett Mid-Cap Value  Morgan Stanley EAFE Index
               Sub-Account              Sub-Account
             Lazard Mid-Cap Sub-Account MFS Total Return
                                        Sub-Account *
             Met/AIM Small-Cap Growth   MetLife Mid-Cap Stock
               Sub-Account *            Index Sub-Account
             Harris Oakmark
               International            Davis Venture Value
               Sub-Account              Sub-Account *
             Third Avenue Small-Cap     Harris Oakmark Focused
               Value Sub-Account *      Value Sub-Account *
             Oppenheimer Capital
               Appreciation             Jennison Growth
               Sub-Account *            Sub-Account
             Legg Mason Aggressive      BlackRock Money Market
               Growth Sub-Account       Sub-Account *
             PIMCO Total Return         T. Rowe Price Small-Cap
               Sub-Account              Growth Sub-Account
             RCM Global Technology      Western Asset Management
               Sub-Account *            U.S. Government
                                        Sub-Account *
             PIMCO Inflation Protected  Oppenheimer Global Equity
               Bond Sub-Account         Sub-Account
             T. Rowe Price Mid-Cap      MetLife Aggressive
               Growth Sub-Account       Allocation Sub-Account
             MFS Research
               International            MetLife Conservative
               Sub-Account              Allocation Sub-Account
             Neuberger Berman Real      MetLife Conservative to
               Estate Sub-Account       Moderate Allocation
                                        Sub-Account
             Turner Mid-Cap Growth      MetLife Moderate
               Sub-Account              Allocation Sub-Account
             Goldman Sachs Mid-Cap      MetLife Moderate to
               Value Sub-Account        Aggressive Allocation
                                        Sub-Account
             MetLife Defensive          Van Kampen Strategic
               Strategy Sub-Account     Growth Sub-Account
             MetLife Moderate Strategy  Van Kampen Enterprise
               Sub-Account              Sub-Account
             MetLife Balanced Strategy  Van Kampen Growth &
               Sub-Account              Income Sub-Account
             MetLife Growth Strategy    Van Kampen Comstock
               Sub-Account              Sub-Account
             MetLife Aggressive         Federated Equity Income
               Strategy Sub-Account     Sub-Account
             Van Kampen Comstock        Federated High Income
               Sub-Account              Bond Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

             Legg Mason Value Equity    Federated Growth
               Sub-Account              Strategic Sub-Account
             Met/Putnam Capital
               Opportunities            Federated American
               Sub-Account              Leaders Sub-Account **
             MFS Emerging Markets       Neuberger Genesis
               Equity Sub-Account       Sub-Account *
             Loomis Sayles Global       Alger American
               Markets Sub-Account      Small-Capitalization
                                        Sub-Account
             Met/AIM Capital            T. Rowe Price Growth
               Appreciation Sub-Account Sub-Account
             Janus Capital              T. Rowe Price
               Appreciation Sub-Account International Sub-Account
             MFS Value Sub-Account      T. Rowe Price Prime
                                        Reserve Sub-Account
             Dreman Small Cap Value     Janus Aspen Worldwide
               Sub-Account              Growth Sub-Account
             Pioneer Fund Sub-Account   American Funds Global
                                        Small Capitalization
                                        Sub-Account
             Pioneer Mid-Cap Value      American Funds Growth
               Sub-Account              Sub-Account
             Pioneer Strategic Income   American Funds Growth and
               Sub-Account              Income Sub-Account
             BlackRock Large-Cap Core   American Funds Global
               Sub-Account              Growth Sub-Account
             BlackRock High Yield       AllianceBernstein
               Sub-Account              Large-Cap Growth
                                        Sub-Account
             AIM V.I. Core Equity       Templeton Developing
               Sub-Account              Markets Sub-Account
             AIM V.I. Capital           Templeton Foreign
               Appreciation Sub-Account Securities Sub-Account
             AIM V.I. International     Templeton Growth
               Growth Sub-Account       Securities Sub-Account
             AIM V.I. Basic Balanced    Templeton Mutual Shares
               Sub-Account              Securities Portfolio
             MFS Research Sub-Account   Franklin Income
                                        Securities Sub-Account
             MFS Investors Trust        Van Kampen UIF Equity and
               Sub-Account              Income Sub-Account
             MFS New Discovery          Van Kampen UIF U.S. Real
               Sub-Account              Estate Sub-Account
             Oppenheimer Main Street
               Growth & Income          Pioneer VCT Mid-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Bond           Putnam VT Small-Cap Value
               Sub-Account              Sub-Account
             Oppenheimer Strategic      LMPV Global High Yield
               Bond Sub-Account         Bond Sub-Account
             Oppenheimer Main Street
               Small-Cap Growth         LMPV Small-Cap Growth
               Sub-Account              Sub-Account
             Oppenheimer Money
               Sub-Account              LMPV Investors Sub-Account
             Fidelity Asset Manager     LMPV Capital and Income
               Sub-Account              Sub-Account
             Fidelity Growth            LMPV Equity Index
               Sub-Account              Sub-Account
             Fidelity Contrafund        LMPV Fundamental Value
               Sub-Account *            Sub-Account
             Fidelity Overseas          LMPV Appreciation
               Sub-Account              Sub-Account
             Fidelity Equity-Income     LMPV Adjustable Rate
               Sub-Account              Income Sub-Account
             Fidelity Index 500         LMPV Aggressive Growth
               Sub-Account              Sub-Account
             Fidelity Money Market      LMPV Large-Cap Growth
               Sub-Account              Sub-Account
             Fidelity Mid-Cap           LMPV Large-Cap Value
               Sub-Account              Sub-Account
             DWS International          LMPV Money Market
               Sub-Account              Sub-Account
             DWS Small Cap Growth       LMPV Social Awareness
               Sub-Account **           Stock Sub-Account
             FI Mid-Cap Opportunities   LMPV Multiple-Discipline
               Sub-Account              Balanced All Cap Growth
                                        and Value Sub-Account
             FI Large Cap Sub-Account   LMPV Multiple-Discipline
                                        Large-Cap Growth and
                                        Value Sub-Account
             FI Value Leaders           LMPV Multiple-Discipline
               Sub-Account              All Cap Growth and
                                        Value Sub-Account
             Russell 2000 Index         LMPV Multiple-Discipline
               Sub-Account *            Global All Cap Growth and
                                        Value Sub-Account
             FI International Stock     LMPV Premier Selections
               Sub-Account              All Cap Growth Sub-Account
             MetLife Stock Index        LMPV Dividend Strategy
               Sub-Account *            Sub-Account
             BlackRock Legacy
               Large-Cap Growth         LMPV Growth and Income
               Sub-Account              Sub-Account
             BlackRock Strategic Value  LMPV Lifestyle Balanced
               Sub-Account              Sub-Account
             BlackRock Bond Income      LMPV Lifestyle Growth
               Sub-Account *            Sub-Account
                                        LMPV Lifestyle High
                                        Growth Sub-Account
--------
* These Sub-Accounts within the separate account invests in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees
** No Net Assets as of December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONTINUED)

The Operations of the Sub-Accounts changed as follows during the years ended 2006 and 2005:

For the year ended December 31, 2006

NAME CHANGES:
             OLD NAME                   NEW NAME
             --------                   --------
             AIM V.I. Balanced          AIM V.I. Basic Balanced
               Sub-Account              Sub-Account
             Scudder International      DWS International
               Sub-Account              Sub-Account
             Salomon Brothers U.S.      Western Asset Management
               Government Sub-Account   U.S. Government
                                        Sub-Account
             Van Kampen Emerging        Van Kampen Strategic
               Growth Sub-Account       Growth Sub-Account
             Mercury Large Cap Core     BlackRock Large-Cap Core
               Sub-Account              Sub-Account
             Federated High Yield       BlackRock High Yield
               Sub-Account              Sub-Account
             Scudder Small Cap Growth   DWS Small Cap Growth
               Sub-Account              Sub-Account
             Greenwich Street           LMPV Appreciation
               Appreciation Sub-Account Sub-Account
             Greenwich Street Capital   LMPV Capital and Income
               and Income Sub-Account   Sub-Account
             Greenwich Street Equity    LMPV Equity Index
               Index Sub-Account        Sub-Account
             Greenwich Street
               Fundamental Value        LMPV Fundamental Value
               Sub-Account              Sub-Account
             Salomon Brothers Variable
               High Yield Bond Fund     LMPV Global High Yield
               Sub-Account              Bond Sub-Account
             Salomon Brothers Variable
               Investors Sub-Account    LMPV Investors Sub-Account
             Salomon Brothers Variable
               Small Cap Growth         LMPV Small Cap Growth
               Sub-Account              Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Balanced
               Balanced Sub-Account     Sub-Account
             Smith Barney
               Allocation-Select        LMPV Lifestyle Growth
               Growth Sub-Account       Sub-Account
             Smith Barney
               Allocation-Select High   LMPV Lifestyle High
               Growth Sub-Account       Growth Sub-Account
             Smith Barney Dividend      LMPV Dividend Strategy
               Strategy Sub-Account     Sub-Account
             Smith Barney Growth and    LMPV Growth and Income
               Income Sub-Account       Sub-Account
             Smith Barney Premier
               Selections All Cap       LMPV Premier Selections
               Growth Sub-Account       All Cap Growth Sub-Account
             Multiple Discipline All    LMPV Multiple
               Cap Growth & Value       Discipline-All Cap Growth
               Sub-Account              and Value Sub-Account
             Multiple Discipline        LMPV Multiple
               Balanced All Cap Growth  Discipline-Balanced All
               &Value Sub-Account       Cap Growth and Value
                                        Sub-Account
             Multiple Discipline        LMPV Multiple Discipline
               Global All Cap Growth &  Global All Cap Growth and
               Value Sub-Account        Value Sub-Account
             Multiple Discipline Large  LMPV Multiple Discipline
               Cap Growth & Value       Large Cap Growth and
               Sub-Account              Value Sub-Account
             Smith Barney Adjustable    LMPV Adjustable Rate
               Rate Income Sub-Account  Income Sub-Account
             Smith Barney Aggressive    LMPV Aggressive Growth
               Growth Sub-Account       Sub-Account
             Smith Barney Large Cap     LMPV Large Cap Value
               Value Sub-Account        Sub-Account
             Smith Barney Large
               Capitalization Growth    LMPV Large Cap Growth
               Sub-Account              Sub-Account
             Smith Barney Money Market  LMPV Money Market
               Sub-Account              Sub-Account
             Social Awareness Stock     LMPV Social Awareness
               Sub-Account              Stock Sub-Account
             Lord Abbett Growth
               Opportunities            Van Kampen Mid-Cap Growth
               Sub-Account              Sub-Account
             Janus Aggressive Growth    Legg Mason Aggressive
               Sub-Account              Growth Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

1.  BUSINESS -- (CONCLUDED)

             MERGERS:

             OLD PORTFOLIO              NEW PORTFOLIO
             -------------              -------------
             AIM V.I. Premier Equity    AIM V.I. Core Equity Fund
               Portfolio                Portfolio
             TST Federated High Yield   Federated High Yield
               Portfolio                Portfolio
             Capital Appreciation Fund  Janus Capital
                                        Appreciation Portfolio
             TST AIM Capital            Met/AIM Capital
               Appreciation Portfolio   Appreciation Portfolio
             TST MFS Value Portfolio    MFS Value Portfolio
             TST Pioneer Mid Cap Value  Pioneer Mid Cap Value
               Portfolio                Portfolio
             TST Style Focus Series:
               Small Cap Value          Dreman Small Cap Value
               Portfolio                Portfolio
             TST Mercury Large Cap      Mercury Large Cap Core
               Core Portfolio           Portfolio
             TST Equity Income
               Portfolio                FI Value Leaders Portfolio
             TST MFS Total Return
               Portfolio                MFS Total Return Portfolio
             TST U.S. Government        Western Asset Mgmt US
               Securities Portfolio     Government Portfolio
             TST Travelers Managed      BlackRock Bond Income
               Income Portfolio         Portfolio
             TST Managed Allocation
               Series: Aggressive       MetLife Aggressive
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Conservative to
               Moderate-Conservative    Moderate Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Conservative     MetLife Conservative
               Portfolio                Allocation Portfolio
             TST Managed Allocation
               Series:                  MetLife Moderate to
               Moderate-Aggressive      Aggressive Allocation
               Portfolio                Portfolio
             TST Managed Allocation
               Series: Moderate         MetLife Moderate
               Portfolio                Allocation Portfolio
             TST Pioneer Strategic      Pioneer Strategic Income
               Income Portfolio         Portfolio
             TST Convertible            Lord Abbett Bond
               Securities Portfolio     Debenture Portfolio
             TST Large Cap Portfolio    FI Large Cap Portfolio
             TST Style Focus Series:
               Small Cap Growth         Met/AIM Small Cap Growth
               Portfolio                Portfolio
             TST Pioneer Fund Portfolio Pioneer Fund Portfolio

                    ADDITIONS:
                    Loomis Sayles Global Markets Sub-Account
                    MFS Emerging Markets Equity Sub-Account
                    FI Large Cap Sub-Account

SUBSTITUTIONS:

OLD PORTFOLIO                            NEW PORTFOLIO
-------------                            -------------
Lazard Retirement Small Cap Portfolio    Third Avenue Small Cap Value Portfolio
Oppenheimer Capital Appreciation Fund/VA Oppenheimer Capital Appreciation Portfolio

For the year ended December 31, 2005

NAME CHANGES:

OLD NAME                                       NEW NAME
--------                                       --------
Met/AIM Mid-Cap Core Equity Sub-Account        Lazard Mid-Cap Sub Account
PIMCO PEA Innovation Sub-Account               RCM Global Technology Sub-Account
State Street Research Money Market Sub-Account BlackRock Money Market Sub-Account
State Street Research Bond Income Sub-Account  BlackRock Bond Income Sub-Account
State Street Research Aurora Sub-Account       BlackRock Aurora Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of MLIUSA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, MLIUSA does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. MLIUSA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

    D. ANNUITY PAYOUTS

       Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by MLIUSA and may result in additional amounts being transferred into the variable annuity account by MLIUSA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MLIUSA.

    E. ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. PURCHASE PAYMENTS

       Purchase payments received by MLIUSA are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

    G. RECLASSIFICATIONS

       In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Sub-Accounts or unit values of the Contracts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

2.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

    G. RECLASSIFICATIONS -- (CONTINUED)

       In prior year financial statements, the Separate Account presented certain Sub-Accounts holding classes of shares of the same portfolio separately and reported them as multiple Sub-Accounts. In the current year financial statements, these Sub-Accounts have been combined and reported as one Sub-Account. The Sub-Accounts in the Statement of Operations and Statement of Changes in Net Assets for all prior periods have been reclassified and reported on a combined basis to conform with the current years presentation. Combining these Sub-Accounts had no effect on the net assets of the Sub-Account or the unit value of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

For Contracts, MLIUSA deducts a daily charge from the net assets of the Separate Account Sub-Accounts that ranges from an annual rate of 0.89% to an annual rate of 2.90%. This charge varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the Contracts and the Separate Account. These charges result in the reduction of unit values.

For Contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a Contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIUSA deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain Contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other Contracts, after the first contract anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a withdrawal charge. During the first contract year, MLIUSA currently does not assess the withdrawal charge on amounts withdrawn under the systematic withdrawal program. These charges result in the redemption of units.

During the accumulation phase, MLIUSA imposes an annual contract maintenance fee of $30 on Contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account Sub-Accounts (and for some Contracts, the fixed account as well). The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available Sub-Accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIUSA may deduct a transfer fee of $25 per additional transfer (or, for certain Contracts if less, 2% of the amount transferred) from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. These charges result in the redemption of units.

Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA has the right to deduct premium taxes when incurred.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006


4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                       PURCHASES       SALES
                                                     -------------- -----------
Lord Abbett Growth &Income Sub-Account.............. $  102,154,496 $85,613,924
Lord Abbett Bond Debenture Sub-Account..............     35,203,701  37,955,814
Van Kampen Mid-Cap Growth Sub-Account...............      6,459,467     478,000
Lord Abbett Mid-Cap Value Sub-Account...............      9,318,381     398,016
Lazard Mid-Cap Sub-Account..........................     19,753,118  18,701,899
Met/AIM Small-Cap Growth Sub-Account (b)............     35,300,585  25,435,392
Harris Oakmark International Sub-Account............     86,768,747  26,911,722
Third Avenue Small-Cap Value Sub-Account............     50,552,200  31,856,596
Oppenheimer Capital Appreciation Sub-Account........      7,341,659  43,193,257
Legg Mason Aggressive Growth Sub-Account............     19,962,916  17,218,842
PIMCO Total Return Sub-Account......................     48,805,752  34,664,442
RCM Global Technology Sub-Account...................      8,270,354   9,581,592
PIMCO Inflation Protected Bond Sub-Account..........     30,632,858  39,583,552
T. Rowe Price Mid-Cap Growth Sub-Account............     22,479,884  24,795,875
MFS Research International Sub-Account..............     64,476,273  17,443,543
Neuberger Berman Real Estate Sub-Account............     45,200,899   6,364,346
Turner Mid-Cap Growth Sub-Account...................     15,520,448   6,633,958
Goldman Sachs Mid-Cap Value Sub-Account.............     32,147,640   8,981,933
MetLife Defensive Strategy Sub-Account..............    191,274,582  90,780,829
MetLife Moderate Strategy Sub-Account...............    314,761,951  50,918,839
MetLife Balanced Strategy Sub-Account...............    924,950,468  43,058,492
MetLife Growth Strategy Sub-Account.................  1,417,470,125   2,891,713
MetLife Aggressive Strategy Sub-Account.............    118,325,672  42,368,379
Van Kampen Comstock Sub-Account.....................     30,541,108   2,012,249
Legg Mason Value Equity Sub-Account.................     38,258,946   1,789,468
Met/Putnam Capital Opportunities Sub-Account........        370,199      12,058
MFS Emerging Markets Equity Sub-Account (b).........      8,945,993     439,185
Loomis Sayles Global Markets Sub-Account (b)........      7,745,449     478,399
Met/AIM Capital Appreciation Sub-Account (b)........      1,390,830     159,197
Janus Capital Appreciation Sub-Account (b)..........      1,385,353      60,303
MFS Value Sub-Account (b)...........................      6,086,955     161,196
Dreman Small Cap Growth Sub-Account (b).............      4,981,211      94,573
Pioneer Fund Sub-Account (b)........................      3,956,190     362,442
Pioneer Mid-Cap Value Sub-Account (b)...............      4,370,087     670,627
Pioneer Strategic Income Sub-Account (b)............     38,203,855     135,418
BlackRock Large Cap Core Sub-Account................        605,178     624,318
BlackRock High Yield Sub-Account (b)................      3,248,178     166,032
AIM V.I. Premier Equity Sub-Account (a).............         14,824   1,306,088
AIM V.I. Core Equity Sub-Account (b)................      1,251,592     174,059
AIM V.I. Capital Appreciation Sub-Account...........         16,381     131,988
AIM V.I. International Growth Sub-Account...........         51,408     201,157
AIM V.I. Basic Balanced Sub-Account.................         38,674     168,244
MFS Research Sub-Account............................          3,515      91,150
MFS Investors Trust Sub-Account.....................            806      13,921
MFS New Discovery Sub-Account.......................          7,770      32,553
Oppenheimer Main Street Growth & Income Sub-Account.          3,447      16,281
Oppenheimer Bond Sub-Account........................         22,955      68,941
Oppenheimer Strategic Bond Sub-Account..............          2,073         689
Oppenheimer Main Street Small-Cap Growth Sub-Account         24,913      48,746
Oppenheimer Money Sub-Account.......................          8,631      16,319
Fidelity Asset Manager Sub-Account..................      4,721,140  20,106,961
Fidelity Growth Sub-Account.........................      2,265,443  32,046,131
Fidelity Contrafund Sub-Account.....................     41,067,585  23,724,471
Fidelity Overseas Sub-Account.......................        661,355   2,384,397

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                             PURCHASES      SALES
                                                            ------------ ------------
Fidelity Equity-Income Sub-Account......................... $  3,087,549 $  6,506,478
Fidelity Index 500 Sub-Account.............................    2,395,334   23,468,553
Fidelity Money Market Sub-Account..........................    9,033,262    4,945,972
Fidelity Mid Cap Sub-Account...............................   13,585,661       93,229
DWS International Sub-Account..............................    2,780,268    1,899,696
FI Mid Cap Opportunities Sub-Account.......................    1,504,282      864,249
FI Large Cap Sub-Account (b)...............................    2,265,723      113,838
FI Value Leaders Sub-Account (b)...........................    2,820,581      295,051
Russell 2000 Index Sub-Account.............................    3,276,038    2,969,022
FI International Stock Sub-Account.........................    2,713,201      437,332
MetLife Stock Index Sub-Account............................   36,296,573   51,685,261
BlackRock Legacy Large-Cap Growth Sub-Account..............      353,866      283,115
BlackRock Strategic Value Sub-Account......................    3,830,817    1,447,141
BlackRock Bond Income Sub-Account (b)......................    9,190,015      834,247
BlackRock Large-Cap Value Sub-Account......................    3,269,470      322,317
Lehman Brothers Aggregate Bond Index Sub-Account...........    1,439,581      791,797
Harris Oakmark Large Cap Value Sub-Account.................    1,271,872    1,305,173
Morgan Stanley EAFE Index Sub-Account......................    4,459,264      498,079
MFS Total Return Sub-Account (b)...........................   20,332,118      994,930
MetLife Mid Cap Stock Index Sub-Account....................    4,724,979      771,782
Davis Venture Value Sub-Account............................   25,153,806   44,213,903
Harris Oakmark Focused Value Sub-Account...................   51,463,343   54,794,495
Jennison Growth Sub-Account................................   18,483,247   24,506,499
BlackRock Money Market Sub-Account.........................  191,280,439  127,488,295
T. Rowe Price Small-Cap Growth Sub-Account.................      541,705      389,771
Western Asset Management U.S. Government Sub-Account (b)...   24,491,990    6,987,673
Oppenheimer Global Equity Sub-Account......................    3,496,605      115,692
MetLife Aggressive Allocation Sub-Account (b)..............    1,260,954       75,678
MetLife Conservative Allocation Sub-Account (b)............    2,020,951       18,939
MetLife Conservative to Moderate Allocation Sub-Account (b)    2,954,701       84,275
MetLife Moderate Allocation Sub-Account (b)................   17,552,008      469,393
MetLife Moderate to Aggressive Allocation Sub-Account (b)..   22,298,209    1,342,515
Van Kampen Strategic Growth Sub-Account....................       16,538       51,325
Van Kampen Enterprise Sub-Account..........................        5,508       20,440
Van Kampen Growth & Income Sub-Account.....................   18,601,096      165,120
Van Kampen Comstock Sub-Account............................   30,721,451       18,236
Federated Equity Income Sub-Account........................        1,998        8,378
Federated High Income Bond Sub-Account.....................       12,721       14,954
Federated Growth Strategies Sub-Account....................           --       14,104
Neuberger Genesis Sub-Account..............................        1,112        1,817
Alger American Small Capitalization Sub-Account............    3,324,777    9,201,383
T. Rowe Price Growth Sub-Account...........................      836,615    1,732,360
T. Rowe Price International Sub-Account....................      141,107      166,769
T. Rowe Price Prime Reserve Sub-Account....................      722,117      590,470
Janus Aspen Worldwide Growth Sub-Account...................          157          732
American Funds Global Small Capitalization Sub-Account.....    7,832,106    1,940,562
American Funds Growth Sub-Account..........................   75,769,196    1,404,102
American Funds Growth & Income Sub-Account.................   53,030,856    2,406,096
American Funds Global Growth Sub-Account...................   31,184,756      187,224
AllianceBernstein Large Cap Growth Sub-Account.............      699,922       65,822
Templeton Developing Markets Sub-Account...................   10,068,644      570,762
Templeton Foreign Securities Sub-Account...................   22,372,921    1,487,487
Templeton Growth Securities Sub-Account....................   14,154,467       85,080
Franklin Mutual Shares Securities Sub-Account..............   34,991,616    7,610,925
Franklin Income Securities Sub-Account.....................   27,275,980      193,240
Lazard Retirement Small-Cap Sub-Account....................    1,201,576    1,222,505

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

4.  PURCHASES AND SALES OF INVESTMENTS -- (CONCLUDED)

                                                                       PURCHASES        SALES
                                                                     -------------- --------------
Van Kampen UIF Equity & Income Sub-Account.......................... $   65,097,399 $      302,546
Van Kampen UIF U.S. Real Estate Sub-Account.........................     28,249,023      3,196,927
Pioneer VCT Mid-Cap Sub-Account.....................................      8,442,690         83,149
Putnam Small Cap Value Sub-Account..................................      7,768,334        205,066
LMPV Global High Yield Bond Sub-Account.............................     17,374,468        190,503
LMPV Small-Cap Growth Sub-Account...................................      4,460,001        414,236
LMPV Investors Sub-Account..........................................      2,046,223        127,754
LMPV Capital & Income Sub-Account (b)...............................     35,761,940      1,006,573
LMPV Equity Index Sub-Account.......................................     39,827,740        989,407
LMPV Fundamental Value Sub-Account..................................     42,917,854        859,086
LMPV Appreciation Sub-Account.......................................     36,734,191         98,658
LMPV Adjustable Rate Income Sub-Account.............................      2,523,183        242,223
LMPV Aggressive Growth Sub-Account..................................     70,632,699        488,559
LMPV Large-Cap Growth Sub-Account...................................      5,436,266        114,337
LMPV Large-Cap Value Sub-Account (b)................................      1,223,356        129,684
LMPV Money Market Sub-Account.......................................     29,151,449      8,664,618
LMPV Social Awareness Stock Sub-Account (b).........................        288,494         20,446
LMPV Multiple-Discipline Balanced All Cap Growth & Value Sub-Account      2,178,052         67,923
LMPV Multiple-Discipline Large-Cap Growth & Value Sub-Account.......      1,202,363         73,039
LMPV Multiple-Discipline All Cap Growth Value Sub-Account...........      5,561,203      1,205,955
LMPV Multiple-Discipline Global All Cap Growth & Value Sub-Account..      4,949,011        250,219
LMPV Premier Selection All Cap Growth Sub-Account (b)...............        212,259          2,021
LMPV Dividend Strategy Sub-Account..................................      2,944,035         84,237
LMPV Growth and Income Sub-Account (b)..............................      3,680,877        302,032
LMPV Lifestyle Balanced Sub-Account (b).............................      3,287,046        545,109
LMPV Lifestyle Growth Sub-Account (b)...............................        433,483        114,709
LMPV Lifestyle High Growth Sub-Account (b)..........................        317,581         12,083
Capital Appreciation Sub-Account....................................        452,440        460,234
TST Large-Cap Sub-Account...........................................        345,082        432,062
TST Managed Allocation Aggressive Sub-Account (a)...................        670,811        642,418
TST Managed Allocation Conservative Sub-Account (a).................        744,488        710,846
TST Managed Allocation Moderate Sub-Account (a).....................      4,711,175      5,373,077
TST Managed Allocation Moderate-Aggressive Sub-Account (a)..........      5,162,593      5,277,588
TST Managed Allocation Moderate-Conservative Sub-Account (a)........        223,436        207,540
TST MFS Value Sub-Account (a).......................................        909,698        951,351
TST Style Focus Small-Cap Growth Sub-Account (a)....................      1,448,391      1,527,175
TST Style Focus Small-Cap Value Sub-Account (a).....................      1,289,665      1,435,446
TST Managed Income Sub-Account (a)..................................      1,465,438      1,590,558
TST Pioneer Fund Sub-Account (a)....................................        467,463        520,720
TST Pioneer Mid-Cap Value Sub-Account (a)...........................      1,045,512      1,202,600
TST Pioneer Strategic Income Sub-Account (a)........................      3,010,369      3,036,427
TST MFS Total Return Sub-Account (a)................................      2,804,060      2,861,169
TST Federated High Yield Sub-Account (a)............................        769,588        798,559
TST AIM Capital Appreciation Sub-Account (a)........................        396,868        397,355
TST Equity Income Sub-Account (a)...................................      1,222,431      1,236,344
TST U.S. Government Securities Sub-Account (a)......................        269,540        249,767
TST Convertible Securities Sub-Account (a)..........................        465,150        458,791
                                                                     -------------- --------------
Total............................................................... $5,080,611,899 $1,192,863,924
                                                                     ============== ==============

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                        LORD ABBETT     LORD ABBETT     VAN KAMPEN    LORD ABBETT
                                     GROWTH AND INCOME BOND DEBENTURE MID-CAP GROWTH MID-CAP VALUE
                                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------------- -------------- -------------- -------------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
Activity during 2006:
 Issued.............................     2,126,006        2,644,057      658,407        374,856
 Redeemed...........................    (3,572,707)      (3,689,889)     (75,917)       (25,952)
                                        ----------      -----------      -------        -------
Outstanding at December 30, 2006....    20,191,907       16,856,041      612,842        363,014
                                        ==========      ===========      =======        =======

Outstanding at December 31, 2004....    25,899,570       26,280,750           --             --
Activity during 2005:
 Issued.............................     2,342,272        2,509,952       30,352         14,110
 Redeemed...........................    (6,603,234)     (10,888,829)          --             --
                                        ----------      -----------      -------        -------
Outstanding at December 31, 2005....    21,638,608       17,901,873       30,352         14,110
                                        ==========      ===========      =======        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  LAZARD        MET/AIM      HARRIS OAKMARK  THIRD AVENUE       OPPENHEIMER         LEGG MASON        PIMCO
  MID-CAP   SMALL-CAP GROWTH INTERNATIONAL  SMALL-CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH TOTAL RETURN
SUB-ACCOUNT SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
----------- ---------------- -------------- --------------- -------------------- ----------------- ------------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
 1,152,205      2,280,197       6,105,509      4,301,432          4,080,506           2,852,514      8,630,738
(1,977,134)    (3,171,884)     (4,208,589)    (4,347,243)        (7,829,558)         (3,715,187)    (7,931,983)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 7,830,725     12,354,489      20,892,628     20,050,298         39,279,261          15,227,592     37,317,040
==========     ==========      ==========     ==========        ===========         ===========    ===========

10,260,770     18,324,234      22,456,213     22,647,378         57,692,439          25,135,863     42,299,943
 1,574,751      2,042,187       5,483,166      5,489,613          6,324,711           2,138,231      6,675,758
(3,179,867)    (7,120,245)     (8,943,671)    (8,040,882)       (20,988,837)        (11,183,829)   (12,357,416)
----------     ----------      ----------     ----------        -----------         -----------    -----------
 8,655,654     13,246,176      18,995,708     20,096,109         43,028,313          16,090,265     36,618,285
==========     ==========      ==========     ==========        ===========         ===========    ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.   CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                     RCM GLOBAL  PIMCO INFLATION T. ROWE PRICE  MFS RESEARCH
                                     TECHNOLOGY  PROTECTED BOND  MID-CAP GROWTH INTERNATIONAL
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------- --------------- -------------- -------------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
Activity during 2006:
 Issued.............................  3,262,340      4,559,621      5,497,939     6,101,516
 Redeemed........................... (3,391,568)    (6,559,784)    (6,269,203)   (4,035,668)
                                     ----------    -----------     ----------    ----------
Outstanding at December 30, 2006.... 10,314,725     22,804,934     26,478,451    18,205,030
                                     ==========    ===========     ==========    ==========
Outstanding at December 31, 2004.... 14,758,131     32,840,848     27,535,906    20,959,982
Activity during 2005:
 Issued.............................  2,156,146      5,834,881      6,804,696     3,352,070
 Redeemed........................... (6,470,324)   (13,870,632)    (7,090,887)   (8,172,870)
                                     ----------    -----------     ----------    ----------
Outstanding at December 31, 2005.... 10,443,953     24,805,097     27,249,715    16,139,182
                                     ==========    ===========     ==========    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN     TURNER     GOLDMAN SACHS      METLIFE            METLIFE           METLIFE          METLIFE
  REAL ESTATE    MID-CAP GROWTH MID-CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY
  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------- ------------- ------------------ ----------------- ----------------- ---------------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
    3,403,050       1,786,647     3,665,419       25,448,410         44,168,009       115,776,700      146,369,736
   (1,390,208)     (1,094,808)   (1,920,895)     (15,506,018)       (19,125,717)      (35,095,333)     (24,666,575)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    7,072,940       3,921,915     9,011,063       35,961,422        106,444,385       324,915,762      325,383,030
   ==========      ==========    ==========      ===========        ===========       ===========      ===========
    6,453,896       5,202,742     6,316,125       10,259,110         36,400,671       114,542,772       91,629,337
    2,105,807         770,692     4,238,160       22,898,220         59,438,524       148,637,237      124,772,078
   (3,499,605)     (2,743,358)   (3,287,746)      (7,138,300)       (14,437,102)      (18,945,614)     (12,721,546)
   ----------      ----------    ----------      -----------        -----------       -----------      -----------
    5,060,098       3,230,076     7,266,539       26,019,030         81,402,093       244,234,395      203,679,869
   ==========      ==========    ==========      ===========        ===========       ===========      ===========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5. CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       METLIFE                             MET/PUTNAM
                                     AGGRESSIVE  VAN KAMPEN   LEGG MASON     CAPITAL
                                      STRATEGY    COMSTOCK   VALUE EQUITY OPPORTUNITIES
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------ -------------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
Activity during 2006:
 Issued............................. 15,521,227   3,193,363   4,061,141      20,726
 Redeemed........................... (8,766,814)   (580,438)   (583,980)     (1,015)
                                     ----------   ---------   ---------      ------
Outstanding at December 30, 2006.... 49,085,211   4,218,383   3,602,950      19,711
                                     ==========   =========   =========      ======
Outstanding at December 31, 2004.... 20,464,973          --          --          --
Activity during 2005:
 Issued............................. 25,649,342   1,677,901     131,367          --
 Redeemed........................... (3,783,517)    (72,443)     (5,578)         --
                                     ----------   ---------   ---------      ------
Outstanding at December 31, 2005.... 42,330,798   1,605,458     125,789          --
                                     ==========   =========   =========      ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING    LOOMIS SAYLES        MET/AIM               JANUS                             DREMAN
MARKETS EQUITY  GLOBAL MARKETS  CAPITAL APPRECIATION CAPITAL APPRECIATION    MFS VALUE    SMALL CAP VALUE  PIONEER FUND
SUB-ACCOUNT (B) SUB-ACCOUNT (B)   SUB-ACCOUNT (B)      SUB-ACCOUNT (B)    SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
--------------- --------------- -------------------- -------------------- --------------- --------------- ---------------
          --             --                --                   --                 --              --              --
   1,000,591        831,554            95,335               13,762            423,924         403,408         236,416
     (99,522)       (76,773)          (16,448)                (920)           (37,710)        (17,086)        (33,939)
   ---------        -------           -------               ------            -------         -------         -------
     901,069        754,781            78,887               12,842            386,214         386,322         202,477
   =========        =======           =======               ======            =======         =======         =======
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
          --             --                --                   --                 --              --              --
   ---------        -------           -------               ------            -------         -------         -------
          --             --                --                   --                 --              --              --
   =========        =======           =======               ======            =======         =======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                         PIONEER
                                         PIONEER        STRATEGIC       BLACKROCK       BLACKROCK
                                      MID-CAP VALUE      INCOME      LARGE-CAP CORE    HIGH YIELD
                                     SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                     --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005....          --               --             --              --
Activity during 2006:
 Issued.............................     394,190        2,113,879        191,231         213,070
 Redeemed...........................     (68,534)        (109,116)       (14,426)        (14,852)
                                         -------        ---------        -------         -------
Outstanding at December 30, 2006....     325,656        2,004,763        176,805         198,218
                                         =======        =========        =======         =======
Outstanding at December 31, 2004....          --               --             --              --
Activity during 2005:
 Issued.............................          --               --             --              --
 Redeemed...........................          --               --             --              --
                                         -------        ---------        -------         -------
Outstanding at December 31, 2005....          --               --             --              --
                                         =======        =========        =======         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                   AIM V.I.     AIM V.I.     AIM V.I.                   MFS
AIM V.I. PREMIER    AIM V.I.       CAPITAL    INTERNATIONAL    BASIC        MFS      INVESTORS
     EQUITY        CORE EQUITY   APPRECIATION    GROWTH      BALANCED    RESEARCH      TRUST
SUB-ACCOUNT (A)  SUB-ACCOUNT (B) SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
---------------- --------------- ------------ ------------- ----------- ----------- -----------
     317,256              --       146,864       140,508      210,112      71,636     36,118
         557         304,054         3,464         6,387        4,016         425         --
    (317,813)        (38,389)      (25,273)      (27,793)     (30,373)    (18,038)    (2,494)
    --------         -------       -------       -------      -------     -------     ------
          --         265,665       125,055       119,102      183,755      54,023     33,624
    ========         =======       =======       =======      =======     =======     ======
     372,968              --       160,011       149,241      248,074      78,859     39,372
       2,574              --           426         3,560        3,834          42      2,092
     (58,286)             --       (13,573)      (12,293)     (41,796)     (7,265)    (5,346)
    --------         -------       -------       -------      -------     -------     ------
     317,256              --       146,864       140,508      210,112      71,636     36,118
    ========         =======       =======       =======      =======     =======     ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    OPPENHEIMER
                                        MFS NEW     MAIN STREET   OPPENHEIMER  OPPENHEIMER
                                       DISCOVERY  GROWTH & INCOME    BOND     STRATEGIC BOND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- --------------- ----------- --------------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
Activity during 2006:
 Issued..............................      601            --           568            --
 Redeemed............................   (4,306)       (2,437)       (9,609)           --
                                        ------        ------        ------        ------
Outstanding at December 30, 2006.....   28,494        59,121        47,067         6,741
                                        ======        ======        ======        ======
Outstanding at December 31, 2004.....   37,742        68,507        61,376        15,760
Activity during 2005:
 Issued..............................       34           679             6            --
 Redeemed............................   (5,577)       (7,628)       (5,274)       (9,019)
                                        ------        ------        ------        ------
Outstanding at December 31, 2005.....   32,199        61,558        56,108         6,741
                                        ======        ======        ======        ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

  OPPENHEIMER
  MAIN STREET    OPPENHEIMER   FIDELITY     FIDELITY    FIDELITY    FIDELITY     FIDELITY
SMALL-CAP GROWTH    MONEY    ASSET MANAGER   GROWTH    CONTRAFUND   OVERSEAS   EQUITY-INCOME
  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- ------------- ----------- ----------- ----------- -------------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
      1,781             --       801,955    1,124,153   1,727,448      53,170       16,606
     (4,454)        (2,483)   (2,497,337)  (3,284,796) (2,411,395)   (216,609)    (471,376)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     17,793         33,346    13,137,764   16,167,140  17,625,464     951,985    1,227,074
     ======        =======    ==========   ==========  ==========   =========    =========
     22,744         55,454    16,742,417   20,811,605  18,632,563   1,305,755    2,015,346
        478            318       914,047    1,436,688   1,835,776     120,574       20,938
     (2,756)       (19,943)   (2,823,318)  (3,920,510) (2,158,928)   (310,905)    (354,440)
     ------        -------    ----------   ----------  ----------   ---------    ---------
     20,466         35,829    14,833,146   18,327,783  18,309,411   1,115,424    1,681,844
     ======        =======    ==========   ==========  ==========   =========    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       FIDELITY     FIDELITY    FIDELITY        DWS
                                       INDEX 500  MONEY MARKET   MID-CAP   INTERNATIONAL
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ------------ ----------- -------------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
Activity during 2006:
 Issued..............................     42,455    1,814,819    421,571       491,241
 Redeemed............................ (1,485,936)  (1,393,775)   (23,521)     (419,428)
                                      ----------   ----------    -------     ---------
Outstanding at December 30, 2006.....  8,294,641    4,981,073    398,050     3,170,743
                                      ==========   ==========    =======     =========
Outstanding at December 31, 2004..... 11,319,391    4,311,139         --     3,067,352
Activity during 2005:
 Issued..............................     70,580    1,641,690         --       463,667
 Redeemed............................ (1,651,849)  (1,392,800)        --      (432,089)
                                      ----------   ----------    -------     ---------
Outstanding at December 31, 2005.....  9,738,122    4,560,029         --     3,098,930
                                      ==========   ==========    =======     =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FI MID-CAP                                    RUSSELL 2000 FI INTERNATIONAL   METLIFE   BLACKROCK LEGACY
OPPORTUNITIES  FI LARGE CAP   FI VALUE LEADERS    INDEX          STOCK       STOCK INDEX LARGE-CAP GROWTH
 SUB-ACCOUNT  SUB-ACCOUNT (B) SUB-ACCOUNT (B)  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
------------- --------------- ---------------- ------------ ---------------- ----------- ----------------
   579,118             --              --         508,847       140,779      21,140,946       16,067
   136,217        144,785         146,297         214,414       187,940       3,435,702       14,777
  (148,725)       (10,720)        (19,722)       (232,959)      (66,063)     (5,218,052)     (11,840)
  --------        -------         -------        --------       -------      ----------      -------
   566,610        134,065         126,575         490,302       262,656      19,358,596       19,004
  ========        =======         =======        ========       =======      ==========      =======
   614,837             --              --         476,600       120,078      20,771,866       11,623
   120,786             --              --         563,884        45,623       5,351,247       10,254
  (156,505)            --              --        (531,637)      (24,922)     (4,982,167)      (5,810)
  --------        -------         -------        --------       -------      ----------      -------
   579,118             --              --         508,847       140,779      21,140,946       16,067
  ========        =======         =======        ========       =======      ==========      =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                                 LEHMAN BROTHERS
                                    BLACKROCK       BLACKROCK       BLACKROCK       AGGREGATE
                                 STRATEGIC VALUE   BOND INCOME   LARGE-CAP VALUE   BOND INDEX
                                   SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
Activity during 2006:
  Issued........................     154,647         221,440         101,416         125,985
  Redeemed......................    (140,342)        (29,031)        (23,724)        (86,513)
                                    --------         -------         -------         -------
Outstanding at December 30, 2006     613,247         261,942         154,904         340,120
                                    ========         =======         =======         =======
Outstanding at December 31, 2004     500,254          41,397          51,124         175,612
Activity during 2005:
  Issued........................     214,452          39,540          43,996         168,898
  Redeemed......................    (115,764)        (11,404)        (17,908)        (43,862)
                                    --------         -------         -------         -------
Outstanding at December 31, 2005     598,942          69,533          77,212         300,648
                                    ========         =======         =======         =======

HARRIS OAKMARK  MORGAN STANLEY       MFS       METLIFE MID-CAP DAVIS VENTURE HARRIS OAKMARK  JENNISON
LARGE CAP VALUE   EAFE INDEX    TOTAL RETURN     STOCK INDEX       VALUE     FOCUSED VALUE    GROWTH
  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (B)   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------- -------------- --------------- --------------- ------------- -------------- -----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
    128,709         373,976        515,081         339,064        6,386,778     3,088,344    3,885,170
   (130,834)       (100,727)       (51,383)       (125,307)      (7,561,188)   (5,345,036)  (4,189,402)
   --------        --------        -------        --------      -----------    ----------   ----------
    420,888         910,003        647,027         751,885       43,433,483    21,686,262   15,655,366
   ========        ========        =======        ========      ===========    ==========   ==========
    333,624         350,801         97,363         364,852       54,052,906    27,909,852   22,012,332
    185,697         359,890        103,584         255,765        7,577,938     4,395,130    3,315,817
    (96,308)        (73,937)       (17,618)        (82,489)     (17,022,951)   (8,362,028)  (9,368,551)
   --------        --------        -------        --------      -----------    ----------   ----------
    423,013         636,754        183,329         538,128       44,607,893    23,942,954   15,959,598
   ========        ========        =======        ========      ===========    ==========   ==========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                WESTERN ASSET
                                  BLACKROCK    T. ROWE PRICE      MANAGEMENT     OPPENHEIMER
                                 MONEY MARKET SMALL-CAP GROWTH U. S. GOVERNMENT GLOBAL EQUITY
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)   SUB-ACCOUNT
                                 ------------ ---------------- ---------------- -------------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
Activity during 2006:
  Issued........................  31,946,687       40,008         1,774,831        209,413
  Redeemed...................... (26,053,446)     (29,724)         (638,924)       (14,076)
                                 -----------      -------         ---------        -------
Outstanding at December 30, 2006  18,324,659       73,595         1,527,142        195,337
                                 ===========      =======         =========        =======
Outstanding at December 31, 2004       1,856       31,008                --             --
Activity during 2005:
  Issued........................  27,627,788       39,020           444,727             --
  Redeemed...................... (15,198,226)      (6,717)          (53,492)            --
                                 -----------      -------         ---------        -------
Outstanding at December 31, 2005  12,431,418       63,311           391,235             --
                                 ===========      =======         =========        =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                                    METLIFE
       METLIFE                METLIFE           CONSERVATIVE TO         METLIFE        METLIFE MODERATE TO     VAN KAMPEN
AGGRESSIVE ALLOCATION CONSERVATIVE ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION STRATEGIC GROWTH
   SUB-ACCOUNT (B)        SUB-ACCOUNT (B)       SUB-ACCOUNT (B)     SUB-ACCOUNT (B)      SUB-ACCOUNT (B)      SUB-ACCOUNT
--------------------- ----------------------- ------------------- ------------------- --------------------- ----------------
            --                     --                    --                   --                   --             88,859
       107,062                195,095               281,303            1,601,845            2,015,060          1,074,283
        (5,757)                  (624)               (8,127)             (46,899)            (138,185)          (129,277)
       -------                -------               -------            ---------            ---------          ---------
       101,305                194,471               273,176            1,554,946            1,876,875          1,033,865
       =======                =======               =======            =========            =========          =========
            --                     --                    --                   --                   --            108,230
            --                     --                    --                   --                   --              5,622
            --                     --                    --                   --                   --            (24,993)
       -------                -------               -------            ---------            ---------          ---------
            --                     --                    --                   --                   --             88,859
       =======                =======               =======            =========            =========          =========

VAN KAMPEN
ENTERPRISE
SUB-ACCOUNT
-----------
  43,297
   1,349
  (4,765)
  ------
  39,881
  ======
  46,381
     165
  (3,249)
  ------
  43,297
  ======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                                            FEDERATED
                                   VAN KAMPEN    VAN KAMPEN    FEDERATED   HIGH INCOME
                                 GROWTH & INCOME  COMSTOCK   EQUITY INCOME    BOND
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                 --------------- ----------- ------------- -----------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
Activity during 2006:
  Issued........................    1,496,035     2,242,692         --          215
  Redeemed......................      (74,377)      (75,274)    (1,380)      (2,085)
                                    ---------     ---------     ------       ------
Outstanding at December 30, 2006    1,465,291     2,167,418     17,127       20,273
                                    =========     =========     ======       ======
Outstanding at December 31, 2004       54,075            --     20,644       31,469
Activity during 2005:
  Issued........................           56            --         --           --
  Redeemed......................      (10,498)           --     (2,137)      (9,326)
                                    ---------     ---------     ------       ------
Outstanding at December 31, 2005       43,633            --     18,507       22,143
                                    =========     =========     ======       ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED                                             T. ROWE      T. ROWE   JANUS ASPEN
  GROWTH     NEUBERGER   ALGER SMALL     T. ROWE        PRICE     PRICE PRIME  WORLDWIDE
STRATEGIES    GENESIS   CAPITALIZATION PRICE GROWTH INTERNATIONAL   RESERVE     GROWTH
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------- ----------- -------------- ------------ ------------- ----------- -----------
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
       1           1       1,017,173      11,472         9,879       38,454         --
  (2,096)       (133)     (1,574,316)    (25,325)      (15,940)     (33,784)       (99)
  ------       -----      ----------     -------       -------      -------      -----
  32,906       1,051       7,749,990     128,359        96,658       87,463      1,276
  ======       =====      ==========     =======       =======      =======      =====
  38,902       1,371       9,017,916     162,635       107,931       69,819      1,477
     494          --       1,169,601      12,389        10,433       92,361          1
  (4,395)       (188)     (1,880,384)    (32,812)      (15,645)     (79,387)      (103)
  ------       -----      ----------     -------       -------      -------      -----
  35,001       1,183       8,307,133     142,212       102,719       82,793      1,375
  ======       =====      ==========     =======       =======      =======      =====

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS   AMERICAN FUNDS
                                 GLOBAL SMALL CAP     GROWTH     GROWTH AND INCOME GLOBAL GROWTH
                                   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 ---------------- -------------- ----------------- --------------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
Activity during 2006:
  Issued........................      343,062        585,336          587,110        1,430,369
  Redeemed......................     (147,107)       (63,880)         (99,160)         (78,739)
                                     --------        -------          -------        ---------
Outstanding at December 30, 2006      666,735        729,519          687,630        1,374,016
                                     ========        =======          =======        =========
Outstanding at December 31, 2004      282,816        132,705          137,919               --
Activity during 2005:
  Issued........................      338,920         97,221           88,127           22,386
  Redeemed......................     (150,956)       (21,863)         (26,366)              --
                                     --------        -------          -------        ---------
Outstanding at December 31, 2005      470,780        208,063          199,680           22,386
                                     ========        =======          =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


ALLIANCEBERNSTEIN                     TEMPLETON   TEMPLETON    FRANKLIN     FRANKLIN   VAN KAMPEN
    LARGE-CAP         TEMPLETON        FOREIGN     GROWTH    MUTUAL SHARES   INCOME    UIF EQUITY
     GROWTH       DEVELOPING MARKETS SECURITIES  SECURITIES   SECURITIES   SECURITIES  AND INCOME
   SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
----------------- ------------------ ----------- ----------- ------------- ----------- -----------
         --             21,537           33,847         --        11,181       4,136           --
     23,300            837,845        1,011,259    825,349     1,429,307     697,590    4,841,916
     (3,331)           (94,471)         (98,495)   (40,932)     (166,761)    (37,701)    (249,055)
     ------            -------        ---------    -------     ---------     -------    ---------
     19,969            764,911          946,611    784,417     1,273,727     664,025    4,592,861
     ======            =======        =========    =======     =========     =======    =========
         --                 --               --         --            --          --           --
         --             21,659           34,163         --        11,181       4,136           --
         --               (122)            (316)        --            --          --           --
     ------            -------        ---------    -------     ---------     -------    ---------
         --             21,537           33,847         --        11,181       4,136           --
     ======            =======        =========    =======     =========     =======    =========

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                 VAN KAMPEN     PIONEER        PUTNAM           LMPV
                                  UIF U.S.        VCT            VT            GLOBAL
                                 REAL ESTATE MID-CAP VALUE SMALL-CAP VALUE HIGH YIELD BOND
                                 SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ------------- --------------- ---------------
Outstanding at December 31, 2005        --           --             --            3,458
Activity during 2006:
  Issued........................   963,710      277,392        337,101        1,094,941
  Redeemed......................   (35,536)     (15,105)       (23,419)         (58,723)
                                   -------      -------        -------        ---------
Outstanding at December 30, 2006   928,174      262,287        313,682        1,039,676
                                   =======      =======        =======        =========
Outstanding at December 31, 2004        --           --             --               --
Activity during 2005:
  Issued........................        --           --             --            3,458
  Redeemed......................        --           --             --               --
                                   -------      -------        -------        ---------
Outstanding at December 31, 2005        --           --             --            3,458
                                   =======      =======        =======        =========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                  LMPV                                                      LMPV
      LMPV          LMPV         CAPITAL         LMPV           LMPV            LMPV     ADJUSTABLE
SMALL-CAP GROWTH  INVESTORS    AND INCOME    EQUITY INDEX FUNDAMENTAL VALUE APPRECIATION RATE INCOME
  SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
---------------- ----------- --------------- ------------ ----------------- ------------ -----------
     15,787          6,750             --         2,224           1,160          1,722         351
    366,781        132,976      3,312,504     1,488,265       1,345,152      1,288,559     266,005
    (56,930)        (9,356)      (213,217)      (49,797)        (88,817)       (53,325)    (50,030)
    -------        -------      ---------     ---------       ---------      ---------     -------
    325,638        130,370      3,099,287     1,440,692       1,257,495      1,236,956     216,326
    =======        =======      =========     =========       =========      =========     =======
         --             --             --            --              --             --          --
     15,787          6,750             --         2,224           1,160          1,722         351
         --             --             --            --              --             --          --
    -------        -------      ---------     ---------       ---------      ---------     -------
     15,787          6,750             --         2,224           1,160          1,722         351
    =======        =======      =========     =========       =========      =========     =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                    LMPV          LMPV          LMPV
                                 AGGRESSIVE     LARGE CAP     LARGE-CAP      LMPV
                                   GROWTH        GROWTH         VALUE    MONEY MARKET
                                 SUB-ACCOUNT SUB-ACCOUNT (B) SUB-ACCOUNT SUB-ACCOUNT
                                 ----------- --------------- ----------- ------------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
Activity during 2006:
  Issued........................  5,786,552      463,287        55,707     3,679,377
  Redeemed......................   (333,675)     (30,116)      (23,536)   (2,093,981)
                                  ---------      -------       -------    ----------
Outstanding at December 30, 2006  5,468,811      433,171        47,187     1,600,672
                                  =========      =======       =======    ==========
Outstanding at December 31, 2004         --           --            --            --
Activity during 2005:
  Issued........................     16,222           --        15,281        15,276
  Redeemed......................       (288)          --          (265)           --
                                  ---------      -------       -------    ----------
Outstanding at December 31, 2005     15,934           --        15,016        15,276
                                  =========      =======       =======    ==========

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                       LMPV                LMPV                LMPV                LMPV
     LMPV       MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE        LMPV           LMPV
    SOCIAL       BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP    PREMIER SELECTIONS  DIVIDEND
AWARENESS STOCK  GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE     ALL CAP GROWTH    STRATEGY
SUB-ACCOUNT (B)     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT
--------------- ------------------- ------------------- ------------------- ------------------- ------------------ -----------
        --              2,660              2,136                9,633              10,041                 --           3,967
    11,211            157,023             83,010              356,111             305,197             17,160         338,521
      (850)            (5,209)            (7,943)             (80,955)            (24,976)              (177)        (20,563)
    ------            -------             ------              -------             -------             ------         -------
    10,361            154,474             77,203              284,789             290,262             16,983         321,925
    ======            =======             ======              =======             =======             ======         =======
        --                 --                 --                   --                  --                 --              --
        --              2,660              2,136                9,633              10,041                 --           3,967
        --                 --                 --                   --                  --                 --              --
    ------            -------             ------              -------             -------             ------         -------
        --              2,660              2,136                9,633              10,041                 --           3,967
    ======            =======             ======              =======             =======             ======         =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                      LMPV            LMPV            LMPV            LMPV
                                     GROWTH         LIFESTYLE       LIFESTYLE       LIFESTYLE
                                   AND INCOME       BALANCED         GROWTH        HIGH GROWTH
                                 SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B) SUB-ACCOUNT (B)
                                 --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005          --              --             --              --
Activity during 2006:
  Issued........................     396,898         220,255         31,381          23,478
  Redeemed......................     (45,692)        (42,641)        (8,000)         (2,086)
                                     -------         -------         ------          ------
Outstanding at December 30, 2006     351,206         177,614         23,381          21,392
                                     =======         =======         ======          ======
Outstanding at December 31, 2004          --              --             --              --
Activity during 2005:
  Issued........................          --              --             --              --
  Redeemed......................          --              --             --              --
                                     -------         -------         ------          ------
Outstanding at December 31, 2005          --              --             --              --
                                     =======         =======         ======          ======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006


                                       TST MANAGED     TST MANAGED     TST MANAGED       TST MANAGED          TST MANAGED
                           TST         ALLOCATION      ALLOCATION      ALLOCATION        ALLOCATION           ALLOCATION
CAPITAL APPRECIATION    LARGE-CAP      AGGRESSIVE     CONSERVATIVE      MODERATE     MODERATE-AGGRESSIVE MODERATE-CONSERVATIVE
  SUB-ACCOUNT (A)    SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------- --------------- --------------- --------------- --------------- ------------------- ---------------------
          239              6,503           4,493              --          98,524            51,045                   --
        4,027             19,036          49,727          68,682         384,633           445,569               19,394
       (4,266)           (25,539)        (54,220)        (68,682)       (483,157)         (496,614)             (19,394)
       ------            -------         -------         -------        --------          --------              -------
           --                 --              --              --              --                --                   --
       ======            =======         =======         =======        ========          ========              =======
           --                 --              --              --              --                --                   --
          239              6,503           4,493              --          98,524            51,045                   --
           --                 --              --              --              --                --                   --
       ------            -------         -------         -------        --------          --------              -------
          239              6,503           4,493              --          98,524            51,045                   --
       ======            =======         =======         =======        ========          ========              =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

5.  CHANGE IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                    TST STYLE       TST STYLE
                                                   FOCUS SMALL     FOCUS SMALL     TST MANAGED     TST PIONEER
                                  TST MFS VALUE    CAP GROWTH       CAP VALUE        INCOME           FUND
                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
                                 --------------- --------------- --------------- --------------- ---------------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
Activity during 2006:
  Issued........................      65,418         112,097         104,090          96,165          26,845
  Redeemed......................     (67,069)       (116,678)       (111,824)       (106,823)        (29,656)
                                     -------        --------        --------        --------         -------
Outstanding at December 30, 2006          --              --              --              --              --
                                     =======        ========        ========        ========         =======
Outstanding at December 31, 2004          --              --              --              --              --
Activity during 2005:
  Issued........................       1,651           4,581           7,734          10,658           2,811
  Redeemed......................          --              --              --              --              --
                                     -------        --------        --------        --------         -------
Outstanding at December 31, 2005       1,651           4,581           7,734          10,658           2,811
                                     =======        ========        ========        ========         =======

--------
(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006

                  TST PIONEER                                                                                      TST U.S.
  TST PIONEER      STRATEGIC     TST MFS TOTAL   TST FEDERATED    TST MERCURY   TST AIM CAPITAL   TST EQUITY      GOVERNMENT
 MID-CAP VALUE      INCOME          RETURN        HIGH YIELD    LARGE CAP CORE   APPRECIATION       INCOME        SECURITIES
SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A) SUB-ACCOUNT (A)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     12,149             546           4,031           5,243           2,961              --           6,546             167
     94,900         170,460         115,990          46,160          56,753          27,236          54,254          12,671
   (107,049)       (171,006)       (120,021)        (51,403)        (59,714)        (27,236)        (60,800)        (12,838)
   --------        --------        --------         -------         -------         -------         -------         -------
         --              --              --              --              --              --              --              --
   ========        ========        ========         =======         =======         =======         =======         =======
         --              --              --              --              --              --              --              --
     12,149             546           4,031           5,243           2,961              --           6,546             167
         --              --              --              --              --              --              --              --
   --------        --------        --------         -------         -------         -------         -------         -------
     12,149             546           4,031           5,243           2,961              --           6,546             167
   ========        ========        ========         =======         =======         =======         =======         =======

TST CONVERTIBLE
  SECURITIES
SUB-ACCOUNT (A)
---------------
         --
     29,409
    (29,409)
    -------
         --
    =======
         --
         --
         --
    -------
         --
    =======

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:


                                                     LORD ABBETT GROWTH AND LORD ABBETT BOND    VAN KAMPEN    LORD ABBETT MID-CAP
                                                             INCOME            DEBENTURE      MID-CAP GROWTH         VALUE
                                                          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------- ---------------- ---------------- -------------------
2006
Units...............................................           20,191,907         16,856,041          612,842           363,014
Unit Fair Value, Lowest to Highest (1)..............     $29.87 to $97.12    $6.34 to $19.81 $10.20 to $10.75  $25.47 to $27.96
Net Assets..........................................         $898,436,542       $306,513,652       $6,430,532        $9,728,623
Investment Income Ratio to Net Assets (2)...........                1.63%              6.67%            0.00%             0.36%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................     15.06% to 16.98%     6.62% to 8.39%   5.91% to 6.87%   9.63% to 10.62%
2005
Units...............................................           21,638,608         17,901,873           30,352            14,110
Unit Fair Value, Lowest to Highest (1)..............     $47.57 to $83.02   $16.76 to $18.28  $9.63 to $10.06  $23.23 to $25.27
Net Assets..........................................         $824,030,188       $303,014,566         $299,552          $343,901
Investment Income Ratio to Net Assets (2)...........                0.89%              3.81%            0.00%             0.35%
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%    2.30% , 1.40%     2.30% , 1.40%
Total Return, Lowest to Highest (4).................       1.00% to 2.76%    -0.86% to 0.91%   4.40% to 4.55%    4.15% to 4.31%
2004
Units...............................................           25,899,570         26,280,750               --                --
Unit Fair Value, Lowest to Highest (1)..............     $47.10 to $80.79   $16.91 to $18.12              $--               $--
Net Assets..........................................         $993,369,357       $445,940,992              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.36%              2.65%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     10.02% to 11.92%     5.65% to 7.47%               --                --
2003
Units...............................................           26,780,162         30,439,495               --                --
Unit Fair Value, Lowest to Highest (1)..............     $42.81 to $72.18   $16.00 to $16.86              $--               $--
Net Assets..........................................         $924,533,437       $486,072,404              $--               $--
Investment Income Ratio to Net Assets (2)...........                0.89%              2.76%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.35% , 0.89%      2.35% , 0.89%               --                --
Total Return, Lowest to Highest (4).................     23.90% to 29.90%    8.88% to 18.46%               --                --
2002
Units...............................................           17,609,853          8,472,910               --                --
Unit Fair Value, Lowest to Highest (1)..............     $33.48 to $17.44    $13.73 to $4.65              $--               $--
Net Assets..........................................         $415,860,067       $115,430,498              $--               $--
Investment Income Ratio to Net Assets (2)...........                1.11%              4.90%               --                --
Expenses as a Percent of Average Net Assets (3).....        2.25% , 0.89%      2.25% , 1.30%               --                --
Total Return, Lowest to Highest (4).................   -19.18% to -19.09%   -1.86% to -1.77%               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                       MET/AIM                                                       OPPENHEIMER
     LAZARD           SMALL-CAP             HARRIS         THIRD AVENUE SMALL-CAP      CAPITAL       LEGG MASON AGGRESSIVE
     MID-CAP           GROWTH        OAKMARK INTERNATIONAL         VALUE             APPRECIATION           GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ------------------ --------------------- ---------------------- ------------------ ---------------------
        7,830,725         12,354,489          20,892,628             20,050,298           39,279,261          15,227,592
 $15.64 to $16.43   $14.00 to $15.16    $19.13 to $20.10       $17.49 to $18.82      $8.75 to $11.41      $7.44 to $7.84
     $126,365,450       $178,634,572        $412,470,437           $360,767,904         $357,893,449        $116,887,678
            0.31%              0.00%               2.44%                  0.45%                0.10%               0.00%

    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
 12.02% to 13.20%   11.54% to 12.90%    25.86% to 27.19%       10.51% to 12.38%       5.12% to 6.58%    -4.01% to -3.00%
        8,655,654         13,246,176          18,995,708             20,097,482           43,028,313          16,090,265
 $14.10 to $14.52   $12.68 to $13.43    $15.34 to $15.81       $15.90 to $16.74      $8.41 to $72.34      $7.84 to $8.08
     $123,820,991       $170,469,329        $295,833,789           $324,830,876         $370,348,053        $127,810,334
            0.06%              0.00%               0.00%                  0.00%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        2.35% , 1.15%       2.35% , 1.30%
   5.56% to 6.67%     5.76% to 7.63%    11.59% to 12.77%       12.80% to 14.79%       2.29% to 3.92%    10.95% to 12.11%
       10,260,770         18,324,234          22,456,213             22,647,378           57,692,439          25,135,863
 $13.35 to $13.61   $11.99 to $12.48    $13.75 to $14.02       $14.10 to $14.58      $8.22 to $10.31      $7.06 to $7.21
     $138,065,930       $221,300,303        $311,119,427           $322,139,879         $481,094,106        $178,656,657
            0.00%              0.00%               0.00%                  0.30%                0.66%               0.00%
    2.35% , 1.30%      2.35% , 0.89%       2.35% , 1.30%          2.35% , 0.89%        3.35% , 1.15%       2.35% , 1.30%
 11.74% to 12.92%     3.95% to 5.78%    17.72% to 18.96%       23.56% to 25.68%       3.09% to 5.21%      5.92% to 7.04%
       12,288,849         12,507,344          16,889,437             19,607,796           51,514,003          26,535,225
 $11.95 to $12.05   $11.53 to $11.70    $11.68 to $11.78       $11.41 to $11.54       $7.91 to $7.99      $6.67 to $6.73
     $146,961,328       $144,317,277        $197,424,709           $224,160,967         $407,474,001        $176,918,622
            1.53%              0.00%               1.81%                  0.48%                0.00%               0.00%
    2.35% , 1.30%      2.35% , 1.25%       2.35% , 1.30%          2.35% , 1.25%        2.35% , 1.30%       2.35% , 1.30%
 22.83% to 24.55%    32.4% to 37.35%    33.47% to 33.23%       34.67% to 39.78%     20.90% to 26.87%    21.15% to 29.21%
        2,416,396          4,064,765           1,441,751              3,106,789           15,642,954           7,128,991
   $9.68 to $9.57     $8.48 to $8.38      $8.84 to $8.74         $8.24 to $8.19       $6.30 to $6.21      $5.21 to $5.14
      $23,290,143        $34,347,942         $12,696,039            $25,545,489          $97,906,221         $36,922,180
            0.02%              0.00%               0.24%                  0.39%                0.01%               0.01%
    2.25% , 1.30%      2.25% , 1.30%       2.25% , 1.30%          2.25% , 1.30%        2.25% , 1.30%       2.25% , 1.30%
-11.97% to -12.8% -28.44% to -29.12%  -19.15% to -19.92%     -17.62% to -18.14%   -25.71% to -26.41%  -28.77% to -29.44%

     PIMCO
  TOTAL RETURN
  SUB-ACCOUNT
----------------
      37,317,040
 $8.56 to $13.14
    $440,826,722
           2.58%

   2.35% , 0.89%
  2.10% to 3.88%
      36,618,285
$11.89 to $12.65
    $418,753,068
           0.01%
   2.35% , 0.89%
 -0.12% to 1.56%
      42,299,943
$11.90 to $12.46
    $483,702,554
           7.16%
   2.35% , 0.89%
  2.54% to 4.31%
      44,224,455
$11.61 to $11.94
    $502,661,539
           1.36%
   2.35% , 0.89%
 -0.06% to 3.59%
      24,396,053
 $11.38 to $7.66
    $263,905,635
           0.00%
   2.25% , 1.15%
 7.-88% to 8.04%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           PIMCO INFLATION  T. ROWE PRICE MID-CAP
                                                     RCM GLOBAL TECHNOLOGY PROTECTED BOND          GROWTH
                                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------------- ---------------- ---------------------
2006
Units...............................................          10,314,725         22,804,934          26,478,451
Unit Fair Value, Lowest to Highest (1)..............      $4.71 to $5.15   $10.72 to $11.14      $8.04 to $8.47
Net Assets..........................................         $50,206,487       $250,682,193        $220,015,833
Investment Income Ratio to Net Assets (2)...........               0.00%              3.75%               0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................      2.91% to 4.55%   -1.94% to -0.91%      3.70% to 4.80%
2005
Units...............................................          10,443,953         24,805,097          27,249,715
Unit Fair Value, Lowest to Highest (1)..............      $4.63 to $4.93   $10.93 to $11.25      $7.84 to $8.08
Net Assets..........................................         $49,054,494       $276,160,752        $216,790,477
Investment Income Ratio to Net Assets (2)...........               0.00%              0.00%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................     8.44% to 10.37%    -0.96% to 0.08%    11.97% to 13.15%
2004
Units...............................................          14,758,131         32,840,848          27,535,906
Unit Fair Value, Lowest to Highest (1)..............      $4.27 to $4.47   $11.04 to $11.24      $7.00 to $7.14
Net Assets..........................................         $63,448,988       $366,675,258        $194,196,541
Investment Income Ratio to Net Assets (2)...........               0.00%              4.84%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    -6.54% to -5.13%     6.47% to 7.60%    15.08% to 16.30%
2003
Units...............................................           9,339,752         25,707,912          33,526,891
Unit Fair Value, Lowest to Highest (1)..............      $4.57 to $4.71   $10.37 to $10.44      $6.09 to $6.14
Net Assets..........................................         $42,664,907       $267,794,617        $203,972,459
Investment Income Ratio to Net Assets (2)...........               0.00%              0.42%               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.35% , 0.89%      2.35% , 1.30%       2.35% , 1.30%
Total Return, Lowest to Highest (4).................    38.29% to 56.45%     3.70% to 4.43%    27.90% to 34.88%
2002
Units...............................................           3,460,978                 --           9,490,409
Unit Fair Value, Lowest to Highest (1)..............      $2.97 to $2.92                $--      $4.55 to $4.49
Net Assets..........................................         $10,254,534                $--         $42,957,913
Investment Income Ratio to Net Assets (2)...........               0.00%                 --               0.00%
Expenses as a Percent of Average Net Assets (3).....       2.25% , 1.30%                 --       2.25% , 1.30%
Total Return, Lowest to Highest (4).................  -51.37% to -51.83%                 --  -44.76% to -45.29%

                                                       MFS RESEARCH
                                                       INTERNATIONAL
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................         18,205,030
Unit Fair Value, Lowest to Highest (1)..............   $15.21 to $17.35
Net Assets..........................................       $287,904,765
Investment Income Ratio to Net Assets (2)...........              1.63%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   23.63% to 25.79%
2005
Units...............................................         16,139,182
Unit Fair Value, Lowest to Highest (1)..............   $12.53 to $13.79
Net Assets..........................................       $204,989,567
Investment Income Ratio to Net Assets (2)...........              0.35%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   13.73% to 15.91%
2004
Units...............................................         20,959,982
Unit Fair Value, Lowest to Highest (1)..............   $10.01 to $11.90
Net Assets..........................................       $232,369,176
Investment Income Ratio to Net Assets (2)...........              0.00%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 0.89%
Total Return, Lowest to Highest (4).................   16.78% to 19.72%
2003
Units...............................................         12,887,155
Unit Fair Value, Lowest to Highest (1)..............     $9.43 to $9.52
Net Assets..........................................       $121,500,710
Investment Income Ratio to Net Assets (2)...........              0.89%
Expenses as a Percent of Average Net Assets (3).....      2.35% , 1.30%
Total Return, Lowest to Highest (4).................   28.59% to 30.34%
2002
Units...............................................          6,394,788
Unit Fair Value, Lowest to Highest (1)..............     $7.30 to $7.20
Net Assets..........................................        $46,424,339
Investment Income Ratio to Net Assets (2)...........              0.24%
Expenses as a Percent of Average Net Assets (3).....      2.25% , 1.30%
Total Return, Lowest to Highest (4)................. -12.94% to -13.77%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

NEUBERGER BERMAN  TURNER MID-CAP   GOLDMAN SACHS   METLIFE DEFENSIVE METLIFE MODERATE METLIFE BALANCED  METLIFE GROWTH
  REAL ESTATE         GROWTH       MID-CAP VALUE       STRATEGY          STRATEGY         STRATEGY         STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       7,072,940        3,921,915        9,011,063       35,961,422       106,444,385      324,915,762      325,383,030
$18.97 to $19.50 $12.45 to $12.80 $14.78 to $15.20 $10.93 to $11.18  $11.37 to $11.63 $11.88 to $12.15 $12.53 to $12.81
    $136,595,815      $49,712,120     $135,606,841     $399,117,450    $1,227,960,101   $3,917,704,428   $4,136,759,495
           0.95%            0.00%            0.00%            0.01%             0.01%            0.01%            0.01%

   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
34.40% to 35.81%   3.61% to 4.71% 13.01% to 14.20%   6.11% to 7.23%    7.68% to 8.81%  9.38% to 10.54% 10.96% to 12.13%
       5,060,098        3,230,076        7,266,539       26,019,030        81,402,093      244,234,395      203,679,869
$14.11 to $14.36 $12.01 to $12.23 $13.08 to $13.31 $10.30 to $10.43  $10.56 to $10.69 $10.86 to $10.99 $11.29 to $11.43
     $72,233,498      $39,253,598      $96,096,991     $270,290,202      $866,351,374   $2,673,665,820   $2,317,496,022
           0.00%            0.00%            0.76%            1.17%             1.28%            1.27%            1.16%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
10.66% to 11.83%   8.78% to 9.92%  9.93% to 11.09%   2.06% to 3.13%    3.36% to 4.45%   4.64% to 5.74%   6.60% to 7.72%
       6,453,896        5,202,742        6,316,125       10,259,110        36,400,671      114,542,772       91,629,337
$12.75 to $12.84 $11.04 to $11.12 $11.90 to $11.98 $10.10 to $10.11  $10.22 to $10.23 $10.38 to $10.40 $10.59 to $10.61
     $82,681,769      $57,720,296      $75,475,209     $103,691,358      $372,285,715   $1,190,221,359     $971,459,771
           3.24%            0.00%            0.97%            1.71%             1.34%            0.99%            0.62%
   2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%    2.35% , 1.30%
27.55% to 28.44% 10.47% to 11.24% 18.98% to 19.81%   1.71% to 1.59%    2.08% to 2.20%   2.79% to 2.91%   3.45% to 3.56%
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
             $--              $--              $--              $--               $--              $--              $--
             $--              $--              $--              $--               $--              $--              $--
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --
              --               --               --               --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.   UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                     METLIFE AGGRESSIVE   VAN KAMPEN        LEGG MASON    MET/PUTNAM CAPITAL
                                                          STRATEGY         COMSTOCK        VALUE EQUITY     OPPORTUNITIES
                                                        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------ ---------------- ---------------- ------------------
2006
Units...............................................        49,085,211         4,218,383        3,602,950            19,711
Unit Fair Value, Lowest to Highest (1)..............  $12.78 to $13.07  $11.80 to $12.01 $11.05 to $11.18  $16.42 to $20.02
Net Assets..........................................      $636,476,170       $50,349,650      $40,088,253          $365,485
Investment Income Ratio to Net Assets (2)...........             0.01%             0.00%            0.00%             0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................  11.02% to 12.18%  13.36% to 14.56%   4.11% to 5.21%  12.08% to 13.03%
2005
Units...............................................        42,330,798         1,605,458          125,789                --
Unit Fair Value, Lowest to Highest (1)..............  $11.51 to $11.65  $10.41 to $10.48 $10.61 to $10.63  $14.65 to $17.71
Net Assets..........................................      $491,059,239       $16,786,051       $1,335,710               $--
Investment Income Ratio to Net Assets (2)...........             0.93%             1.82%            0.00%             0.00%
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%     2.35% , 1.30%    2.35% , 1.30%     2.25% , 1.40%
Total Return, Lowest to Highest (4).................    7.82% to 8.96%    4.11% to 4.84%   6.10% to 6.28%    4.39% to 4.54%
2004
Units...............................................        20,464,973                --               --                --
Unit Fair Value, Lowest to Highest (1)..............  $10.68 to $10.69               $--              $--               $--
Net Assets..........................................      $218,707,527               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........             0.22%                --               --                --
Expenses as a Percent of Average Net Assets (3).....     2.35% , 1.30%                --               --                --
Total Return, Lowest to Highest (4).................    3.67% to 3.79%                --               --                --
2003
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --
2002
Units...............................................                --                --               --                --
Unit Fair Value, Lowest to Highest (1)..............               $--               $--              $--               $--
Net Assets..........................................               $--               $--              $--               $--
Investment Income Ratio to Net Assets (2)...........                --                --               --                --
Expenses as a Percent of Average Net Assets (3).....                --                --               --                --
Total Return, Lowest to Highest (4).................                --                --               --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 MFS EMERGING     LOOMIS SAYLES   MET/AIM CAPITAL         JANUS                              DREMAN
MARKETS EQUITY   GLOBAL MARKETS    APPRECIATION    CAPITAL APPRECIATION    MFS VALUE     SMALL CAP VALUE   PIONEER FUND
SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)    SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
---------------- ---------------- ---------------- -------------------- ---------------- ---------------- ----------------
         901,069          754,781           78,887             12,842            386,214          386,322          202,477
$10.41 to $10.49 $10.27 to $10.35 $13.35 to $14.77  $97.82 to $120.96   $15.02 to $16.20 $13.57 to $13.78 $17.53 to $19.69
      $9,424,659       $7,786,909       $1,133,847         $1,410,409         $6,091,254       $5,287,629       $3,839,197
           1.65%            1.55%            0.04%              0.00%              2.11%            0.53%            0.00%

   2.35% , 1.30%    2.35% , 1.30%    2.30% , 1.40%      2.30% , 1.40%      2.30% , 1.40%    2.30% , 1.40%    2.30% , 1.40%
  4.12% to 4.86%   2.74% to 3.46%   4.46% to 5.40%     0.74% to 1.65%   18.58% to 19.65% 21.42% to 22.51% 13.30% to 14.32%
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
             $--              $--              $--                $--                $--              $--              $--
             $--              $--              $--                $--                $--              $--              $--
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --
              --               --               --                 --                 --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                         PIONEER          PIONEER         BLACKROCK
                                                         MID-CAP         STRATEGIC        LARGE-CAP        BLACKROCK
                                                          VALUE           INCOME            CORE          HIGH YIELD
                                                     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          325,656        2,004,763          176,805          198,218
Unit Fair Value, Lowest to Highest (1).............. $11.89 to $12.07 $17.28 to $19.22 $10.53 to $11.40 $15.62 to $16.62
Net Assets..........................................       $3,904,591      $37,439,194       $1,947,743       $3,246,398
Investment Income Ratio to Net Assets (2)...........            0.31%            8.40%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    2.30% , 1.40%    2.25% , 1.40%    2.30% , 1.40%    2.30% , 1.70%
Total Return, Lowest to Highest (4)................. 10.01% to 11.00%   3.95% to 4.83% 11.66% to 12.66%   7.32% to 7.97%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

    AIM V.I.        AIM V.I. CORE   AIM V.I. CAPITAL  AIM V.I. INTERNATIONAL
 PREMIER EQUITY        EQUITY         APPRECIATION            GROWTH         AIM V.I. BASIC BALANCED    MFS RESEARCH
 SUB-ACCOUNT (A)   SUB-ACCOUNT (B)    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------ --------------- ------------------ ---------------------- ----------------------- ------------------
                --      265,665               125,055              119,102                183,755                54,023
               $--        $4.43                 $5.06                $7.56                  $5.32                 $5.12
               $--   $1,176,358              $632,398             $899,842               $977,412              $276,705
             1.02%        0.53%                 0.05%                0.95%                  1.83%                 0.51%

             1.40%        1.40%                 1.40%                1.40%                  1.40%                 1.40%
             5.09%       13.65%                 4.83%               26.46%                  9.02%                 8.95%
           317,256           --               146,864              140,508                210,112                71,636
    $3.90 to $3.90          $--        $4.82 to $4.82       $5.97 to $5.97         $4.88 to $4.88        $4.70 to $4.70
        $1,236,112          $--              $708,491             $839,474             $1,025,135              $336,793
             0.78%           --                 0.06%                0.66%                  1.37%                 0.48%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
    4.19% to 4.19%           --        7.33% to 7.33%     16.29% to 16.29%         3.83% to 3.83%        6.31% to 6.31%
           372,968           --               160,011              149,241                248,074                78,859
    $3.74 to $3.74          $--        $4.49 to $4.49       $5.14 to $5.14         $4.70 to $4.70        $4.42 to $4.42
        $1,394,738          $--              $719,218             $766,725             $1,165,729              $348,759
             0.44%           --                 0.00%                0.64%                  1.39%                 1.14%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
             4.30%           --                 5.14%               22.28%                  6.02%                14.24%
           427,127           --               187,203              157,713                264,594                97,097
    $3.59 to $3.59          $--        $4.28 to $4.28       $4.20 to $4.20         $4.43 to $4.43        $3.87 to $3.87
        $1,533,375          $--              $801,309             $663,479             $1,174,236              $376,389
             0.31%           --                 0.00%                0.55%                  1.95%                 0.67%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
  23.34% to 23.34%           --      27.72% to 27.72%     27.27% to 27.27%       14.75% to 14.75%      22.97% to 22.97%
           467,409           --               213,116              168,594                298,328               114,262
    $2.91 to $2.91          $--        $3.35 to $3.35       $3.30 to $3.30         $3.86 to $3.86        $3.15 to $3.15
        $1,367,519          $--              $712,600             $553,402             $1,155,400              $360,384
             0.31%           --                 0.00%                0.55%                  2.34%                 0.28%
     1.40% , 1.40%           --         1.40% , 1.40%        1.40% , 1.40%          1.40% , 1.40%         1.40% , 1.40%
-31.23% to -31.23%           --    -25.41% to -25.41%   -16.85% to -16.85%     -18.25% to -18.25%    -25.59% to -25.59%

MFS INVESTORS TRUST
    SUB-ACCOUNT
-------------------
            33,624
             $5.08
          $170,831
             0.49%

             1.40%
            11.43%
            36,118
    $4.56 to $4.56
          $164,685
             0.56%
     1.40% , 1.40%
    5.83% to 5.83%
            39,372
    $4.31 to $4.31
          $169,641
             0.66%
     1.40% , 1.40%
             9.80%
            50,833
    $3.92 to $3.92
          $199,719
             0.67%
     1.40% , 1.40%
  20.45% to 20.45%
            54,292
    $3.26 to $3.26
          $177,169
             0.56%
     1.40% , 1.40%
-22.06% to -22.06%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                                           OPPENHEIMER MAIN                       OPPENHEIMER
                                                     MFS NEW DISCOVERY  STREET GROWTH & INCOME OPPENHEIMER BOND  STRATEGIC BOND
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ---------------------- ---------------- ----------------
2006
Units...............................................             28,494               59,121            47,067             6,741
Unit Fair Value, Lowest to Highest (1)..............              $7.24                $5.44             $6.89             $7.61
Net Assets..........................................           $206,180             $321,623          $324,377           $51,318
Investment Income Ratio to Net Assets (2)...........              0.00%                1.13%             5.59%             4.20%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%                1.40%             1.40%             1.40%
Total Return, Lowest to Highest (4).................             11.65%               13.43%             3.82%             6.00%
2005
Units...............................................             32,199               61,558            56,108             6,741
Unit Fair Value, Lowest to Highest (1)..............     $6.48 to $6.48       $4.80 to $4.80    $6.64 to $6.64    $7.18 to $7.18
Net Assets..........................................           $208,682             $295,228          $372,459           $48,414
Investment Income Ratio to Net Assets (2)...........              0.00%                1.38%             5.19%             5.03%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................     3.79% to 3.79%       4.51% to 4.51%    1.16% to 1.16%    1.24% to 1.24%
2004
Units...............................................             37,742               68,507            61,376            15,760
Unit Fair Value, Lowest to Highest (1)..............     $6.24 to $6.24       $4.59 to $4.59    $6.56 to $6.56    $7.09 to $7.09
Net Assets..........................................           $235,687             $314,388          $402,738          $111,803
Investment Income Ratio to Net Assets (2)...........              0.00%                1.66%             4.89%             7.67%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................              5.03%                7.93%             4.02%             7.16%
2003
Units...............................................             58,708              398,851            70,248            38,061
Unit Fair Value, Lowest to Highest (1)..............     $5.95 to $5.95       $4.25 to $4.25    $6.31 to $6.31    $6.62 to $6.62
Net Assets..........................................           $349,469           $1,697,953          $443,706          $252,302
Investment Income Ratio to Net Assets (2)...........              0.00%                0.97%             5.47%             6.49%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4).................   31.86% to 31.86%     24.96% to 24.96%    5.29% to 5.29%  16.43% to 16.43%
2002
Units...............................................             75,459              436,506            70,085            43,633
Unit Fair Value, Lowest to Highest (1)..............     $4.51 to $4.51       $3.40 to $3.40    $5.99 to $5.99    $5.69 to $5.69
Net Assets..........................................           $340,852           $1,488,152          $421,817          $249,332
Investment Income Ratio to Net Assets (2)...........              0.00%                0.81%             7.68%             8.38%
Expenses as a Percent of Average Net Assets (3).....      1.40% , 1.40%        1.40% , 1.40%     1.40% , 1.40%     1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -32.58% to -32.58%   -19.93% to -19.93%    7.56% to 7.56%    5.95% to 5.95%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 OPPENHEIMER MAIN
      STREET                         OPPENHEIMER CAPITAL      FIDELITY           FIDELITY           FIDELITY
 SMALL-CAP GROWTH  OPPENHEIMER MONEY    APPRECIATION            ASSET             GROWTH           CONTRAFUND
   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     MANAGER SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------ ----------------- ------------------- ------------------- ------------------ ------------------
            17,793           33,346                 --           13,137,764          16,167,140         17,625,464
            $10.53            $5.63                $--     $10.62 to $10.85    $13.24 to $13.40   $10.73 to $40.96
          $187,405         $187,777                $--         $140,644,002        $214,865,663       $338,418,167
             0.15%            4.54%                 --                2.76%               0.40%              1.29%

             1.40%            1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
            13.40%            3.26%     4.41% to 4.55%       5.83% to 6.37%      5.37% to 5.91%    9.11% to 10.73%
            20,466           35,829                 --           14,833,146          18,327,783         18,309,411
    $9.29 to $9.29   $5.45 to $5.45   $66.58 to $72.34     $10.10 to $10.20    $12.57 to $12.65    $33.90 to $9.69
          $190,080         $195,378                $--         $149,964,735        $231,030,576       $316,067,973
             0.00%            2.77%                 --                2.76%               0.51%              0.29%
     1.40% , 1.40%    1.40% , 1.40%      1.90% , 1.50%        1.40% , 0.89%       1.40% , 0.89%      2.25% , 0.89%
    8.40% to 8.40%   1.44% to 1.44%     3.85% to 3.92%       2.60% to 3.12%      4.33% to 4.86%    4.82% to 15.90%
            22,744           55,454                 --           16,742,417          20,811,605         18,632,563
    $8.57 to $8.57   $5.38 to $5.38                $--       $9.84 to $9.89    $12.05 to $12.06    $14.91 to $8.36
          $194,871         $297,947                $--         $165,013,843        $251,467,598       $278,932,413
             0.00%            0.82%                 --                2.75%               0.27%              0.33%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
            17.76%           -0.42%                 --       4.00% to 4.53%      1.94% to 2.46%   13.87% to 14.45%
            25,050          100,223                 --           18,335,507          22,744,437         19,001,001
    $7.28 to $7.28   $5.40 to $5.40                $--       $9.46 to $9.46    $11.82 to $11.77    $13.09 to $7.31
          $182,493         $541,687                $--         $173,444,974        $269,906,711       $249,830,386
             0.00%            0.95%                 --                3.56%               0.27%              0.46%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
  42.36% to 42.36% -0.61% to -0.61%                 --     16.34% to 16.93%    31.00% to 31.67%   26.68% to 27.33%
            24,139          167,544                 --           20,018,998          24,650,187         19,592,405
    $5.11 to $5.11   $5.43 to $5.43                $--       $8.16 to $8.07      $9.05 to $8.94    $10.37 to $5.74
          $123,921         $912,427                $--         $163,171,554        $222,950,527       $201,439,682
             0.00%            1.47%                 --                4.00%               0.25%              0.82%
     1.40% , 1.40%    1.40% , 1.40%                 --        1.40% , 0.89%       1.40% , 0.89%      1.40% , 0.89%
-16.92% to -16.92%   5.00% to 5.00%                 --    -9.54% to -10.00%  -30.73% to -31.08% -10.15% to -10.61%

    FIDELITY
    OVERSEAS
   SUB-ACCOUNT
------------------
           951,985
  $10.93 to $12.59
       $11,259,345
             0.91%

     1.40% , 1.15%
  16.44% to 16.73%
         1,115,424
   $10.71 to $9.36
       $11,307,291
             0.67%
     1.40% , 1.15%
  17.40% to 17.69%
         1,305,755
    $9.12 to $7.95
       $11,248,151
             1.22%
     1.40% , 1.15%
  12.05% to 12.33%
         1,619,585
    $8.14 to $7.08
       $12,345,462
             0.87%
     1.40% , 1.15%
  41.38% to 41.73%
         1,914,131
    $5.78 to $5.00
       $10,354,723
             0.84%
     1.40% , 1.15%
-21.19% to -21.39%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:

                                                                                               FIDELITY MONEY
                                                     FIDELITY EQUITY-INCOME FIDELITY INDEX 500     MARKET      FIDELITY MID-CAP
                                                          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)
                                                     ---------------------- ------------------ --------------- ----------------
2006
Units...............................................            1,227,074            8,294,641       4,981,073          398,050
Unit Fair Value, Lowest to Highest (1)..............               $14.51     $16.29 to $16.69  $7.08 to $7.54 $34.80 to $35.93
Net Assets..........................................          $17,809,782         $135,796,690     $35,607,299      $14,145,793
Investment Income Ratio to Net Assets (2)...........                3.26%                1.77%           4.77%            0.00%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................                1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................               18.53%     14.12% to 14.71%  3.43% to 3.96% 10.29% to 10.73%
2005
Units...............................................            1,681,844            9,738,122       4,560,029               --
Unit Fair Value, Lowest to Highest (1)..............     $12.25 to $12.25     $14.28 to $14.55  $6.85 to $7.25 $31.55 to $32.45
Net Assets..........................................          $20,594,607         $139,624,446     $31,496,514              $--
Investment Income Ratio to Net Assets (2)...........                1.71%                1.84%           3.00%            0.00%
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%    1.90% , 1.50%
Total Return, Lowest to Highest (4).................       4.40% to 4.40%       3.37% to 3.90%  1.61% to 2.12%   6.98% to 7.04%
2004
Units...............................................            2,015,346           11,319,391       4,311,139               --
Unit Fair Value, Lowest to Highest (1)..............     $11.73 to $11.73     $13.81 to $14.01  $6.74 to $7.10              $--
Net Assets..........................................          $23,638,817         $157,054,492     $29,307,345              $--
Investment Income Ratio to Net Assets (2)...........                1.61%                1.34%           1.21%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................                9.98%       9.07% to 9.63% -0.21% to 0.30%               --
2003
Units...............................................            2,369,870           12,981,916       3,919,391               --
Unit Fair Value, Lowest to Highest (1)..............     $10.67 to $10.67     $12.66 to $12.78  $6.76 to $7.08              $--
Net Assets..........................................          $25,308,360         $165,091,158     $26,629,538              $--
Investment Income Ratio to Net Assets (2)...........                1.89%                1.67%           1.08%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     28.52% to 28.52%     26.63% to 27.27% -0.40% to 0.10%               --
2002
Units...............................................            2,727,566           20,168,826       4,525,655               --
Unit Fair Value, Lowest to Highest (1)..............       $8.30 to $8.30     $10.06 to $10.00  $7.07 to $6.78              $--
Net Assets..........................................          $22,666,519         $202,975,856     $30,993,059              $--
Investment Income Ratio to Net Assets (2)...........                1.84%                1.31%           1.70%               --
Expenses as a Percent of Average Net Assets (3).....        1.40% , 1.40%        1.40% , 0.89%   1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................   -18.10% to -18.10%   -22.94% to -23.33%  0.79% to 0.28%               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                      FI MID-CAP
DWS INTERNATIONAL    OPPORTUNITIES     FI LARGE CAP    FI VALUE LEADERS RUSSELL 2000 INDEX FI INTERNATIONAL STOCK
   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (B)  SUB-ACCOUNT (B)     SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------ ---------------- ---------------- ------------------ ----------------------
         3,170,743            566,610          134,065          126,575            490,302              262,656
  $11.07 to $11.12    $2.58 to $22.27 $16.16 to $17.74 $19.83 to $21.76    $7.17 to $19.71      $5.57 to $19.34
       $35,260,353        $ 5,260,407       $2,286,045       $2,662,087         $8,227,895           $3,232,921
             1.83%              0.01%            0.00%            0.00%              0.92%                0.70%

     1.40% , 1.35%      1.40% , 0.89%    2.30% , 1.40%    2.30% , 1.40%      1.40% , 0.89%        1.90% , 1.40%
  24.17% to 24.23%   10.30% to 10.87%   3.73% to 4.67%   7.04% to 8.00%   16.33% to 16.92%     14.05% to 14.87%
         3,098,930            579,118               --               --            508,847              140,779
    $8.91 to $8.95    $2.34 to $20.09              $--              $--    $6.17 to $16.85      $4.85 to $14.55
       $27,740,668        $ 4,104,050              $--              $--         $7,123,561             $683,055
             1.56%              0.00%               --               --              0.67%                0.67%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.90% , 1.40%
  14.56% to 14.61%     5.43% to 6.13%               --               --     3.05% to 3.58%      8.23% to 16.37%
         3,067,352            614,837               --               --            476,600              120,078
    $7.78 to $7.81    $2.22 to $18.93              $--              $--    $5.98 to $16.27       $4.17 to $4.17
       $23,975,184        $ 3,336,741              $--              $--         $6,154,751             $500,667
             1.27%              0.76%               --               --              0.33%                1.24%
     1.40% , 1.35%      1.40% , 0.89%               --               --      1.40% , 0.89%        1.40% , 1.40%
  14.91% to 14.96%   15.56% to 17.19%               --               --   16.12% to 16.72%               16.55%
         3,132,281            472,999               --               --            229,747              102,075
    $6.77 to $6.79     $1.92 to $1.92              $--              $--    $5.15 to $13.94       $3.58 to $3.58
       $21,155,108          $ 909,749              $--              $--         $2,230,425             $365,662
             0.76%              0.00%               --               --              0.26%                0.63%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 0.89%        1.40% , 1.40%
  26.04% to 25.98%   32.71% to 32.71%               --               --   44.04% to 44.77%     26.26% to 26.26%
         2,973,433            486,103               --               --            105,781               97,675
    $5.39 to $5.38     $1.45 to $1.45              $--              $--     $3.58 to $3.58       $2.83 to $2.83
       $16,052,384          $ 701,423              $--              $--           $379,630             $277,575
             0.84%              0.00%               --               --              0.61%                0.88%
     1.40% , 1.35%      1.40% , 1.40%               --               --      1.40% , 1.40%        1.40% , 1.40%
-19.46% to -19.50% -29.98% to -29.98%               --               -- -21.57% to -21.57%   -18.64% to -18.64%

METLIFE STOCK INDEX
    SUB-ACCOUNT
-------------------
        19,358,596
  $12.71 to $49.42
      $313,093,531
             1.81%

     2.35% , 0.89%
  12.52% to 14.44%
        21,140,946
  $43.18 to $11.41
      $301,690,699
             1.44%
     2.35% , 0.89%
    1.96% to 3.71%
        20,771,866
  $11.19 to $41.64
      $289,969,197
             0.76%
     2.35% , 0.89%
    7.71% to 9.55%
        15,022,146
  $10.39 to $38.01
      $205,557,582
             1.65%
     2.35% , 0.89%
  20.39% to 27.07%
         5,021,812
    $8.30 to $8.20
       $41,488,456
             0.56%
     2.25% , 1.30%
-23.52% to -24.24%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period if applicable:


                                                        BLACKROCK
                                                     LEGACY LARGE-CAP    BLACKROCK        BLACKROCK        BLACKROCK
                                                          GROWTH      STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................           19,004          613,247          261,942          154,904
Unit Fair Value, Lowest to Highest (1).............. $28.33 to $29.96 $21.69 to $22.35 $38.47 to $55.36 $14.62 to $14.94
Net Assets..........................................         $538,656      $13,305,490      $11,911,372       $2,265,770
Investment Income Ratio to Net Assets (2)...........            0.12%            0.31%            2.91%            1.04%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................    1.35% , 0.89%    1.35% , 0.89%    2.30% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   2.74% to 3.21% 15.17% to 15.70%   1.90% to 3.49% 17.73% to 18.27%
2005
Units...............................................           16,067          598,942           69,533           77,212
Unit Fair Value, Lowest to Highest (1).............. $27.57 to $29.03 $18.84 to $19.32 $47.73 to $53.56 $12.42 to $12.63
Net Assets..........................................         $443,189      $11,283,336       $3,363,782         $959,195
Investment Income Ratio to Net Assets (2)...........            0.38%            0.00%            3.39%            0.83%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   5.57% to 6.06%   2.76% to 3.23%   0.99% to 1.51%   4.57% to 5.05%
2004
Units...............................................           11,623          500,254           41,397           51,124
Unit Fair Value, Lowest to Highest (1).............. $26.12 to $27.37 $18.33 to $18.71 $47.26 to $52.70 $11.88 to $12.03
Net Assets..........................................         $303,907       $9,178,131       $1,980,546         $607,734
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            3.19%            0.00%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 0.89%    1.35% , 0.89%    1.40% , 0.89%    1.35% , 0.89%
Total Return, Lowest to Highest (4).................   7.35% to 7.85% 13.79% to 14.32%   2.98% to 3.50% 11.88% to 12.40%
2003
Units...............................................            8,406          170,814           14,179           19,981
Unit Fair Value, Lowest to Highest (1).............. $24.33 to $24.55 $16.11 to $16.37 $46.37 to $50.92 $10.62 to $10.64
Net Assets..........................................         $204,813       $2,754,861         $658,735         $212,385
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            1.28%
Expenses as a Percent of Average Net Assets (3).....    1.35% , 1.25%    1.35% , 0.89%    1.35% , 0.89%    1.35% , 1.25%
Total Return, Lowest to Highest (4)................. 33.34% to 33.47% 48.13% to 48.81%   4.43% to 4.92% 33.86% to 33.99%
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets (3).....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub-Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

LEHMAN BROTHERS
   AGGREGATE     HARRIS OAKMARK LARGE MORGAN STANLEY EAFE       MFS                                DAVIS VENTURE
  BOND INDEX          CAP VALUE              INDEX          TOTAL RETURN   METLIFE MID-CAP STOCK       VALUE
  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      INDEX SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------------- ------------------- ---------------- --------------------- ------------------
         340,120            420,888             910,003            647,027            751,885            43,433,483
$13.55 to $14.07   $15.10 to $15.68    $15.83 to $16.43   $38.20 to $52.44   $15.93 to $16.42      $13.94 to $41.19
      $4,610,137         $6,357,636         $14,411,542        $29,037,432        $11,992,134          $632,598,729
           4.38%              0.75%               1.63%              1.84%              1.17%                 0.71%

   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      2.30% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.73% to 3.20%   16.53% to 17.07%    24.04% to 24.61%    9.43% to 11.22%     8.62% to 9.12%      11.76% to 13.57%
         300,648            423,013             636,754            183,329            538,128            44,607,893
$13.19 to $13.63   $12.96 to $13.39    $12.76 to $13.19   $42.86 to $47.15   $14.67 to $15.04      $36.27 to $12.62
      $3,972,358         $5,483,921          $8,127,890         $7,938,057         $7,899,398          $574,773,194
           3.46%              0.68%               1.48%              1.60%              0.64%                 0.51%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  0.70% to 1.16%   -2.70% to -2.25%    11.73% to 12.24%     1.69% to 2.21%   10.77% to 11.28%        7.59% to 9.32%
         175,612            333,624             350,801             97,363            364,852            54,052,906
$13.10 to $13.48   $13.32 to $13.70    $11.42 to $11.75   $42.15 to $46.13   $13.24 to $13.52      $11.73 to $33.18
      $2,302,498         $4,447,364          $4,010,502         $4,141,052         $4,837,054          $639,730,420
           2.68%              0.45%               0.56%              2.14%              0.39%                 0.45%
   1.35% , 0.89%      1.35% , 0.89%       1.35% , 0.89%      1.40% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.80% to 3.17%   10.03% to 10.43%    18.04% to 18.58%    9.70% to 10.27%   14.49% to 15.02%       9.53% to 11.37%
          55,030            144,358             110,435             19,756            128,276            39,457,451
$12.76 to $12.82   $12.12 to $12.18      $9.67 to $9.91   $38.75 to $41.84   $11.57 to $11.75      $10.71 to $29.79
        $702,781         $1,751,217          $1,069,948           $766,951         $1,485,897          $422,760,202
           0.00%              0.00%               0.00%              0.00%              0.00%                 0.54%
   1.35% , 1.25%      1.35% , 1.25%       1.35% , 0.89%      1.35% , 0.89%      1.35% , 0.89%         2.35% , 0.89%
  2.24% to 2.35%   23.81% to 23.94%    35.79% to 36.42%   15.43% to 15.97%   33.16% to 33.77%      25.13% to 29.71%
              --                 --                  --                 --                 --            15,486,565
             $--                $--                 $--                $--                $--        $8.37 to $8.26
             $--                $--                 $--                $--                $--          $128,917,240
              --                 --                  --                 --                 --                 0.65%
              --                 --                  --                 --                 --         2.25% , 1.30%
              --                 --                  --                 --                 --    -17.63% to -18.41%

  HARRIS OAKMARK
  FOCUSED VALUE
   SUB-ACCOUNT
------------------
        21,686,262
  $17.28 to $43.74
      $402,048,625
             0.11%

     2.35% , 0.89%
   9.58% to 11.46%
        23,942,954
  $39.25 to $15.94
      $399,066,263
             0.00%
     2.35% , 0.89%
    7.17% to 9.01%
        27,909,852
  $14.88 to $36.00
      $424,832,489
             0.00%
     2.35% , 0.89%
    7.10% to 8.96%
        29,640,348
  $13.89 to $33.04
      $413,588,774
             0.09%
     2.35% , 0.89%
  26.99% to 31.48%
        10,685,241
  $10.73 to $10.59
      $114,003,747
             0.12%
     2.25% , 1.30%
-11.09% to -10.33%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                                                             WESTERN ASSET
                                                                                            T. ROWE PRICE   MANAGEMENT U. S.
                                                      JENNISON GROWTH    BLACKROCK MONEY   SMALL-CAP GROWTH    GOVERNMENT
                                                        SUB-ACCOUNT     MARKET SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------ ------------------ ---------------- ----------------
2006
Units...............................................         15,655,366        18,324,659            73,595        1,527,142
Unit Fair Value, Lowest to Highest (1)..............    $2.45 to $11.92   $9.91 to $24.22  $15.00 to $16.94 $14.41 to $16.38
Net Assets..........................................       $182,151,002      $187,577,920        $1,115,539     $ 24,039,423
Investment Income Ratio to Net Assets (2)...........              0.00%             4.50%             0.00%            1.66%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................      2.35% , 1.30%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................     0.15% to 1.20%    2.13% to 3.20%    2.46% to 2.98%   1.51% to 2.58%
2005
Units...............................................         15,959,598        12,431,418            63,311          391,235
Unit Fair Value, Lowest to Highest (1)..............    $2.42 to $11.44   $23.43 to $9.82  $14.64 to $16.45 $14.20 to $15.96
Net Assets..........................................       $184,124,042      $123,785,657          $932,545      $ 6,040,783
Investment Income Ratio to Net Assets (2)...........              0.00%             2.01%             0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.40%     2.35% , 1.30%     1.40% , 0.89%    2.35% , 1.30%
Total Return, Lowest to Highest (4).................   10.91% to 20.37%    0.42% to 1.47%   9.47% to 10.19% -0.73% to -0.04%
2004
Units...............................................         22,012,332             1,856            31,008               --
Unit Fair Value, Lowest to Highest (1)..............   $10.31 to $10.51  $23.09 to $23.09  $13.38 to $14.93              $--
Net Assets..........................................       $229,058,863           $42,787          $418,893              $--
Investment Income Ratio to Net Assets (2)...........              0.01%             0.70%             0.00%               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%     1.40% , 1.40%     1.40% , 0.89%               --
Total Return, Lowest to Highest (4).................     6.40% to 7.53%            -0.42%   9.54% to 11.08%               --
2003
Units...............................................         18,943,891                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $9.69 to $9.77               $--               $--              $--
Net Assets..........................................       $184,022,742               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.14%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.35% , 1.30%                --                --               --
Total Return, Lowest to Highest (4).................   20.13% to 28.02%                --                --               --
2002
Units...............................................          5,519,181                --                --               --
Unit Fair Value, Lowest to Highest (1)..............     $7.63 to $7.58               $--               $--              $--
Net Assets..........................................        $42,049,361               $--               $--              $--
Investment Income Ratio to Net Assets (2)...........              0.00%                --                --               --
Expenses as a Percent of Average Net Assets, (3)....      2.25% , 1.30%                --                --               --
Total Return, Lowest to Highest (4)................. -23.67% to -24.15%                --                --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                          METLIFE            METLIFE                        METLIFE MODERATE TO
OPPENHEIMER GLOBAL METLIFE AGGRESSIVE  CONSERVATIVE      CONSERVATIVE TO   METLIFE MODERATE     AGGRESSIVE
      EQUITY           ALLOCATION       ALLOCATION     MODERATE ALLOCATION    ALLOCATION        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)   SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
------------------ ------------------ ---------------- ------------------- ---------------- -------------------
          195,337            101,305           194,471           273,176          1,554,946         1,876,875
 $18.38 to $19.12   $12.39 to $12.57  $10.65 to $10.81  $11.10 to $11.26   $11.58 to $11.75  $11.84 to $12.01
       $3,691,502         $1,267,689        $2,088,145        $3,060,196        $18,172,533       $22,426,140
            0.20%              0.00%             0.00%             0.00%              0.00%             0.00%

    1.90% , 1.50%      2.25% , 1.40%     2.25% , 1.40%     2.25% , 1.40%      2.25% , 1.40%     2.25% , 1.40%
 14.17% to 14.62%   11.82% to 12.78%    3.88% to 4.76%    6.08% to 6.98%     8.31% to 9.23%   9.59% to 10.53%
               --                 --                --                --                 --                --
 $16.10 to $16.68                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
            0.00%                 --                --                --                 --                --
    1.90% , 1.50%                 --                --                --                 --                --
   6.63% to 6.70%                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
              $--                $--               $--               $--                $--               $--
              $--                $--               $--               $--                $--               $--
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --
               --                 --                --                --                 --                --

VAN KAMPEN STRATEGIC
       GROWTH
    SUB-ACCOUNT
--------------------
          1,033,865
     $4.59 to $4.87
         $4,964,651
              0.00%

      2.30% , 1.40%
     0.30% to 1.43%
             88,859
     $4.53 to $4.61
           $402,324
              0.27%
      2.30% , 1.40%
     4.67% to 6.44%
            108,230
     $4.25 to $4.25
           $460,401
              0.00%
      1.40% , 1.40%
              5.54%
            131,352
     $4.03 to $4.03
           $530,047
              0.00%
      1.40% , 1.40%
   25.58% to 25.58%
            142,960
     $3.21 to $3.21
           $461,367
              0.37%
      1.40% , 1.40%
 -33.43% to -33.43%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                           VAN KAMPEN GROWTH &   VAN KAMPEN
                                                     VAN KAMPEN ENTERPRISE       INCOME           COMSTOCK
                                                          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------- ------------------- ----------------
2006
Units...............................................              39,881            1,465,291         2,167,418
Unit Fair Value, Lowest to Highest (1)..............               $3.91      $7.17 to $14.19  $15.09 to $15.48
Net Assets..........................................            $155,927          $20,351,040       $33,275,164
Investment Income Ratio to Net Assets (2)...........               0.42%                0.26%             0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................               5.59%     13.80% to 14.62%  13.87% to 14.32%
2005
Units...............................................              43,297               43,633                --
Unit Fair Value, Lowest to Highest (1)..............      $3.70 to $3.70      $6.26 to $12.16  $13.26 to $13.54
Net Assets..........................................            $160,313             $272,973               $--
Investment Income Ratio to Net Assets (2)...........               0.71%                1.17%             0.00%
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.90% , 1.40%     1.90% , 1.50%
Total Return, Lowest to Highest (4).................      6.65% to 6.65%       2.34% to 8.46%    4.60% to 4.67%
2004
Units...............................................              46,381               54,075                --
Unit Fair Value, Lowest to Highest (1)..............      $3.47 to $3.47       $5.77 to $5.77               $--
Net Assets..........................................            $161,022             $311,904               $--
Investment Income Ratio to Net Assets (2)...........               0.40%                1.01%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................               2.60%               12.78%                --
2003
Units...............................................              50,200               61,622                --
Unit Fair Value, Lowest to Highest (1)..............      $3.38 to $3.38       $5.11 to $5.11               $--
Net Assets..........................................            $170,007             $315,500               $--
Investment Income Ratio to Net Assets (2)...........               0.52%                0.87%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................    24.13% to 24.13%     26.26% to 26.26%                --
2002
Units...............................................              56,973               54,474                --
Unit Fair Value, Lowest to Highest (1)..............      $2.73 to $2.73       $4.05 to $4.05               $--
Net Assets..........................................            $153,913             $219,265               $--
Investment Income Ratio to Net Assets (2)...........               0.50%                0.00%                --
Expenses as a Percent of Average Net Assets, (3)....       1.40% , 1.40%        1.40% , 1.40%                --
Total Return, Lowest to Highest (4).................  -30.31% to -30.31%   -15.69% to -15.69%                --

                                                      FEDERATED EQUITY
                                                           INCOME
                                                        SUB-ACCOUNT
                                                     ------------------
2006
Units...............................................             17,127
Unit Fair Value, Lowest to Highest (1)..............              $5.66
Net Assets..........................................            $96,942
Investment Income Ratio to Net Assets (2)...........              2.18%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................              1.40%
Total Return, Lowest to Highest (4).................             21.43%
2005
Units...............................................             18,507
Unit Fair Value, Lowest to Highest (1)..............     $4.66 to $4.66
Net Assets..........................................            $86,264
Investment Income Ratio to Net Assets (2)...........              2.24%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................     1.90% to 1.90%
2004
Units...............................................             20,644
Unit Fair Value, Lowest to Highest (1)..............     $4.57 to $4.57
Net Assets..........................................            $94,430
Investment Income Ratio to Net Assets (2)...........              3.43%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................             11.27%
2003
Units...............................................             81,743
Unit Fair Value, Lowest to Highest (1)..............     $4.11 to $4.11
Net Assets..........................................           $336,474
Investment Income Ratio to Net Assets (2)...........              1.93%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4).................   25.51% to 25.51%
2002
Units...............................................             91,827
Unit Fair Value, Lowest to Highest (1)..............     $3.28 to $3.28
Net Assets..........................................           $301,493
Investment Income Ratio to Net Assets (2)...........              2.13%
Expenses as a Percent of Average Net Assets, (3)....      1.40% , 1.40%
Total Return, Lowest to Highest (4)................. -21.84% to -21.84%

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

 FEDERATED HIGH   FEDERATED GROWTH  NEUBERGER GENESIS    ALGER SMALL                            T. ROWE PRICE
  INCOME BOND        STRATEGIES           TRUST         CAPITALIZATION   T. ROWE PRICE GROWTH   INTERNATIONAL
  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ------------------ ----------------- ------------------ -------------------- ------------------
          20,273             32,906            1,051           7,749,990             128,359              96,658
           $6.55              $5.76           $12.53      $9.53 to $9.61              $81.07              $13.80
        $132,703           $189,442          $13,167         $74,178,889         $10,405,667          $1,334,230
           8.52%              0.00%            1.05%               0.00%               0.62%               1.20%

           1.40%              1.40%            0.89%       1.40% , 1.25%               0.89%               0.89%
           9.27%              6.73%            6.31%    18.35% to 18.53%              13.04%              18.21%
          22,143             35,001            1,183           8,307,133             142,212             102,719
  $5.99 to $5.99     $5.39 to $5.39 $11.79 to $11.79      $8.05 to $8.11    $71.72 to $71.72    $11.68 to $11.68
        $132,652           $188,801          $13,953         $67,142,470         $10,198,928          $1,199,507
           8.76%              0.00%            0.00%               0.00%               0.07%               1.45%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
  1.23% to 1.23%   11.14% to 11.14% 15.27% to 15.27%    15.26% to 15.43%      5.62% to 5.62%    15.24% to 15.24%
          31,469             38,902            1,371           9,017,916             162,635             107,931
  $5.92 to $5.92     $4.85 to $4.85 $10.23 to $10.23      $6.98 to $7.03    $67.90 to $67.90    $10.13 to $10.13
        $186,227           $188,806          $14,030         $63,245,357         $11,049,157          $1,094,227
           8.60%              0.00%            0.15%               0.00%               0.59%               1.20%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       1.25% , 0.89%       0.89% , 0.89%
           8.92%             13.82%           17.62%    14.95% to 15.12%               9.26%              12.88%
          48,364             47,399            2,060           9,758,550             171,175             117,827
  $5.43 to $5.43     $4.26 to $4.26   $8.70 to $8.70      $6.08 to $6.10    $62.15 to $62.15      $8.98 to $8.98
        $263,099           $202,365          $16,629         $59,524,857         $10,622,175          $1,054,871
           7.69%              0.00%            0.00%               0.00%               0.16%               0.74%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
20.52% to 20.52%   38.13% to 38.13% 30.49% to 30.49%    40.37% to 40.58%    30.06% to 30.06%    30.12% to 30.12%
          54,149             51,227          479,091           9,818,127             585,362             634,123
  $4.51 to $4.51     $3.09 to $3.09   $6.66 to $6.66      $4.34 to $4.33    $47.78 to $47.78      $6.90 to $6.90
        $245,014           $158,532       $3,204,587         $42,663,508         $28,134,373          $4,378,009
          10.55%              0.00%            0.00%               0.00%               0.18%               1.07%
   1.40% , 1.40%      1.40% , 1.40%    0.89% , 0.89%       1.40% , 1.25%       0.89% , 0.89%       0.89% , 0.89%
-0.02% to -0.02% -27.37% to -27.37% -3.85% to -3.85%  -27.21% to -27.25%  -23.68% to -23.68%  -18.91% to -18.91%

T. ROWE PRICE PRIME
      RESERVE
    SUB-ACCOUNT
-------------------
           87,463
           $17.37
       $1,519,155
            4.55%

            0.89%
            3.64%
           82,793
 $16.76 to $16.76
       $1,387,505
            2.70%
    0.89% , 0.89%
   1.81% to 1.81%
           69,819
 $16.46 to $16.46
       $1,149,982
            0.81%
    0.89% , 0.89%
           -0.10%
           87,209
 $16.48 to $16.48
       $1,437,342
            0.69%
    0.89% , 0.89%
 -0.30% to -0.30%
          111,278
 $16.52 to $16.52
       $1,841,186
            1.39%
    0.89% , 0.89%
   5.00% to 5.00%

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                     JANUS ASPEN WORLDWIDE  AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                                            GROWTH         GLOBAL SMALL CAP       GROWTH       GROWTH AND INCOME
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     --------------------- ---------------- ------------------ -----------------
2006
Units...............................................               1,276            666,735            729,519           687,630
Unit Fair Value, Lowest to Highest (1)..............               $7.73   $29.64 to $30.85 $129.74 to $179.18 $94.31 to $130.25
Net Assets..........................................              $9,873        $19,777,453       $111,503,370       $76,344,065
Investment Income Ratio to Net Assets (2)...........               1.77%              0.46%              1.17%             2.27%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................               0.89%       1.35%, 0.89%       2.30%, 0.89%      2.30%, 0.89%
Total Return, Lowest to Highest (4).................              17.16%   22.39% to 22.96%     7.72% to 9.24%  12.59% to 14.18%
2005
Units...............................................               1,375            470,780            208,063           199,680
Unit Fair Value, Lowest to Highest (1)..............      $6.60 to $6.60   $24.22 to $25.09 $120.44 to $164.02 $83.76 to $114.07
Net Assets..........................................              $9,075        $11,408,824        $30,740,407       $20,563,346
Investment Income Ratio to Net Assets (2)...........               1.36%              0.90%              0.78%             1.49%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     2.30% to 0.89%    2.30% to 0.89%
Total Return, Lowest to Highest (4).................      4.93% to 4.93%   23.68% to 24.24%    6.63% to 15.16%    4.51% to 4.90%
2004
Units...............................................               1,477            282,816            132,705           137,919
Unit Fair Value, Lowest to Highest (1)..............      $6.29 to $6.29   $19.58 to $20.19 $129.36 to $142.42 $98.77 to $108.74
Net Assets..........................................              $9,304         $5,545,295        $17,199,760       $13,647,442
Investment Income Ratio to Net Assets (2)...........               1.00%              0.00%              0.21%             1.15%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................               3.85%   19.26% to 19.81%   10.98% to 11.50%    8.89% to 9.39%
2003
Units...............................................               1,585             77,922             59,754            53,632
Unit Fair Value, Lowest to Highest (1)..............      $6.06 to $6.06   $16.42 to $16.85 $116.56 to $127.74  $90.71 to $99.40
Net Assets..........................................              $6,753         $1,281,166         $6,979,020        $4,876,338
Investment Income Ratio to Net Assets (2)...........               0.01%              0.07%              0.16%             1.38%
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%     1.35% to 0.89%     1.35% to 0.89%    1.35% to 0.89%
Total Return, Lowest to Highest (4).................    22.89% to 22.89%   51.47% to 52.17%   34.97% to 35.60%  30.65% to 31.25%
2002
Units...............................................           1,049,176                 --                 --                --
Unit Fair Value, Lowest to Highest (1)..............      $4.93 to $4.93                $--                $--               $--
Net Assets..........................................          $5,178,032                $--                $--               $--
Investment Income Ratio to Net Assets (2)...........               0.86%                 --                 --                --
Expenses as a Percent of Average Net Assets, (3)....       0.89% , 0.89%                 --                 --                --
Total Return, Lowest to Highest (4).................  -26.16% to -26.16%                 --                 --                --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                 ALLIANCEBERNSTEIN                                                          FRANKLIN
 AMERICAN FUNDS      LARGE-CAP         TEMPLETON      TEMPLETON FOREIGN TEMPLETON GROWTH  MUTUAL SHARES       FRANKLIN
 GLOBAL GROWTH        GROWTH       DEVELOPING MARKETS    SECURITIES        SECURITIES      SECURITIES     INCOME SECURITIES
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------ ----------------- ---------------- ---------------- -----------------
       1,374,016            19,969           764,911           946,611           784,417        1,273,727          664,025
$23.74 to $25.90  $31.84 to $33.74  $12.21 to $20.23  $13.88 to $32.88  $18.41 to $19.72 $22.56 to $23.49 $38.83 to $45.21
     $34,540,668          $665,657       $11,178,712       $24,137,809       $15,182,959      $29,530,718      $28,820,820
           0.78%             0.00%             1.22%             1.33%             0.76%            0.99%            2.35%

    2.30%, 1.40%      1.90%, 1.50%      2.30%, 1.40%      2.30%, 1.40%      1.90%, 1.50%     1.90%, 1.50%      2.25%, 1.4%
17.70% to 18.76% -2.54% to  -2.15%  25.19% to 26.31%  18.69% to 19.76%     19.52% to 20% 16.16% to 16.62% 15.62% to 16.60%
          22,386                --            21,537            33,847                --           11,181            4,136
$20.17 to $21.81  $32.67 to $34.49   $9.76 to $16.02  $25.00 to $11.86  $15.41 to $15.57 $18.72 to $20.33 $33.58 to $38.78
        $473,459               $--          $230,232          $813,751               $--         $217,513         $150,925
           0.00%             0.00%             0.00%             0.00%             0.00%            0.00%            0.00%
  2.30% to 1.40%    1.90% to 1.50%    2.30% to 1.40%    2.30% to 1.40%    1.90% to 1.50%     2.30%, 1.40%   2.25% to 1.40%
  7.09% to 7.25%    5.62% to 5.69%  10.70% to 10.86%    4.87% to 5.02%    4.78% to 4.84%   4.64% to 4.79%   0.82% to 0.96%
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
             $--               $--               $--               $--               $--              $--              $--
             $--               $--               $--               $--               $--              $--              $--
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --
              --                --                --                --                --               --               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                       VAN KAMPEN       VAN KAMPEN         PIONEER          PUTNAM
                                                       UIF EQUITY        UIF U.S.            VCT              VT
                                                       AND INCOME       REAL ESTATE     MID-CAP VALUE   SMALL-CAP VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................        4,592,861          928,174          262,287          313,682
Unit Fair Value, Lowest to Highest (1).............. $14.74 to $14.96 $29.52 to $30.20 $30.41 to $31.88 $25.46 to $26.25
Net Assets..........................................      $68,376,576      $27,806,209       $8,219,057       $8,149,217
Investment Income Ratio to Net Assets (2)...........            0.79%            0.66%            0.00%            0.01%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%     1.90%, 1.50%
Total Return, Lowest to Highest (4)................. 10.46% to 10.91% 35.46% to 36.00% 10.16% to 10.60% 15.09% to 15.55%
2005
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1).............. $13.34 to $13.49  $21.8 to $22.20 $27.60 to $28.83 $22.12 to $22.72
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........            0.00%            0.00%            0.00%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   2.16% to 2.22%   7.52% to 7.59%   6.23% to 6.29%   3.95% to 4.02%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV
    GLOBAL             LMPV            LMPV               LMPV              LMPV             LMPV              LMPV
HIGH YIELD BOND  SMALL-CAP GROWTH    INVESTORS     CAPITAL AND INCOME   EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ---------------- ----------------- ----------------
       1,039,676          325,638          130,370         3,099,287         1,440,692        1,257,495         1,236,956
$15.48 to $16.73 $12.81 to $13.36 $15.74 to $17.05  $11.58 to $11.66   $9.61 to $10.25 $31.66 to $35.61  $27.95 to $32.05
     $16,994,644       $4,282,564       $2,127,448       $36,059,191       $41,031,761      $43,419,332       $38,211,834
          15.93%            0.46%            2.98%             3.42%             3.98%            3.96%             2.66%

    2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%      1.90%, 1.50%      2.90%, 1.40%     2.30%, 1.40%      2.30%, 1.40%
  8.13% to 9.11% 10.21% to 11.20% 15.58% to 16.62%    9.10% to 9.54%  12.51% to 13.52% 14.15% to 15.18%  12.19% to 13.21%
           3,458           15,787            6,750                --             2,224            1,160             1,722
$14.31 to $15.33 $11.63 to $12.01 $13.62 to $14.62  $10.61 to $10.64   $25.69 to $9.03 $27.73 to $30.92  $24.91 to $28.31
         $51,516         $187,061          $95,594               $--           $19,773          $34,376           $47,007
           6.03%            0.00%            1.12%             0.00%             1.22%            0.96%             0.48%
  2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%    1.90% to 1.50%    2.90% to 1.40%   2.30% to 1.40%    2.30% to 1.40%
  1.28% to 1.42%   5.33% to 5.49%   3.58% to 3.73%    1.65% to 1.71%    3.64% to 3.83%   3.30% to 3.45%    2.32% to 2.47%
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
             $--              $--              $--               $--               $--              $--               $--
             $--              $--              $--               $--               $--              $--               $--
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --
              --               --               --                --                --               --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                          LMPV             LMPV             LMPV             LMPV
                                                       ADJUSTABLE       AGGRESSIVE        LARGE CAP        LARGE-CAP
                                                       RATE INCOME        GROWTH           GROWTH            VALUE
                                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT
                                                     ---------------- ---------------- ---------------- ----------------
2006
Units...............................................          216,326        5,468,811          433,171           47,187
Unit Fair Value, Lowest to Highest (1).............. $10.04 to $10.33 $13.12 to $13.68 $13.11 to $14.18 $23.80 to $25.02
Net Assets..........................................       $2,220,514      $73,942,504       $5,945,005       $1,166,335
Investment Income Ratio to Net Assets (2)...........           11.96%            0.00%            0.30%            2.30%
Expenses as a Percent of Average Net Assets, Lowest,
 Highest (3)........................................     2.25%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     1.90%, 1.50%
Total Return, Lowest to Highest (4).................   1.79% to 2.66%   6.32% to 7.28%   2.22% to 3.15% 16.05% to 16.52%
2005
Units...............................................              351           15,934           15,016               --
Unit Fair Value, Lowest to Highest (1)..............  $9.87 to $10.06 $12.34 to $12.75 $12.83 to $13.74 $20.51 to $21.48
Net Assets..........................................           $3,504         $200,186         $201,094              $--
Investment Income Ratio to Net Assets (2)...........            3.00%            0.00%            0.12%            0.00%
Expenses as a Percent of Average Net Assets, (3)....   2.25% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   1.90% to 1.50%
Total Return, Lowest to Highest (4).................   0.29% to 0.42%   3.53% to 3.68%   4.17% to 4.33%   3.64% to 3.71%
2004
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2003
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --
2002
Units...............................................               --               --               --               --
Unit Fair Value, Lowest to Highest (1)..............              $--              $--              $--              $--
Net Assets..........................................              $--              $--              $--              $--
Investment Income Ratio to Net Assets (2)...........               --               --               --               --
Expenses as a Percent of Average Net Assets, (3)....               --               --               --               --
Total Return, Lowest to Highest (4).................               --               --               --               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                         LMPV                LMPV                LMPV                LMPV
                      LMPV        MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE MULTIPLE-DISCIPLINE
      LMPV           SOCIAL        BALANCED ALL CAP        LARGE-CAP            ALL CAP         GLOBAL ALL CAP
  MONEY MARKET   AWARENESS STOCK   GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE    GROWTH AND VALUE
  SUB-ACCOUNT    SUB-ACCOUNT (B)      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------- ---------------- ------------------- ------------------- ------------------- -------------------
       1,600,672           10,361           154,474              77,203             284,789             290,262
$11.93 to $13.35 $26.26 to $27.85  $14.18 to $14.70    $15.58 to $16.19    $16.19 to $16.82    $17.41 to $18.08
     $20,676,751         $281,509        $2,252,417          $1,228,885          $4,710,142          $5,189,364
           4.63%            1.25%             2.55%               1.69%               0.93%               1.84%

    2.30%, 1.40%     1.90%, 1.50%      2.25%, 1.40%        2.30%, 1.40%        2.30%, 1.40%        2.30%, 1.40%
  2.26% to 3.18%   5.67% to 6.09%   9.67% to 10.61%     9.73% to 10.72%    11.04% to 12.04%    12.59% to 13.60%
          15,276               --             2,660               2,136               9,633              10,041
$11.66 to $12.94 $24.85 to $26.25  $12.93 to $13.29    $14.20 to $14.62    $14.58 to $15.01    $15.46 to $15.92
        $190,202              $--           $35,068             $30,931            $142,551            $159,052
           0.15%            0.00%             0.84%               0.63%               0.35%               0.46%
  2.30% to 1.40%   1.90% to 1.50%    2.25% to 1.40%      2.30% to 1.40%      2.30% to 1.40%      2.30% to 1.40%
  0.25% to 0.40%   3.13% to 3.20%    2.63% to 2.77%      3.24% to 3.39%      3.40% to 3.55%      3.79% to 3.94%
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
             $--              $--               $--                 $--                 $--                 $--
             $--              $--               $--                 $--                 $--                 $--
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --
              --               --                --                  --                  --                  --

       LMPV
PREMIER SELECTIONS
  ALL CAP GROWTH
 SUB-ACCOUNT (B)
------------------
           16,983
 $12.15 to $12.51
         $211,218
            0.00%

     1.90%, 1.50%
   5.32% to 5.74%
               --
 $11.53 to $11.83
              $--
            0.00%
   1.90% to 1.50%
   4.26% to 4.33%
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --
               --
              $--
              $--
               --
               --
               --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                       LMPV              LMPV               LMPV
                                                                 DIVIDEND STRATEGY GROWTH AND INCOME LIFESTYLE BALANCED
                                                                    SUB-ACCOUNT     SUB-ACCOUNT (B)   SUB-ACCOUNT (B)
                                                                 ----------------- ----------------- ------------------
2006
Units...........................................................          321,925           351,206            177,614
Unit Fair Value, Lowest to Highest (1)..........................   $9.04 to $9.59  $10.05 to $28.80   $13.97 to $15.88
Net Assets......................................................       $3,032,256        $3,608,020         $2,794,996
Investment Income Ratio to Net Assets (2).......................            5.84%             1.57%              5.99%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     2.30%, 1.50%      2.90%, 1.50%       1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 15.26% to 16.18%  10.37% to 12.11%     6.19% to 6.61%
2005
Units...........................................................            3,967                --                 --
Unit Fair Value, Lowest to Highest (1)..........................   $7.85 to $8.25    $9.11 to $9.34   $14.37 to $14.89
Net Assets......................................................          $31,996               $--                $--
Investment Income Ratio to Net Assets (2).......................            1.35%             0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................   2.30% to 1.50%    1.90% to 1.50%     1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   1.96% to 2.09%    4.41% to 4.47%     2.97% to 3.03%
2004
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2003
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --
2002
Units...........................................................               --                --                 --
Unit Fair Value, Lowest to Highest (1)..........................              $--               $--                $--
Net Assets......................................................              $--               $--                $--
Investment Income Ratio to Net Assets (2).......................               --                --                 --
Expenses as a Percent of Average Net Assets, (3)................               --                --                 --
Total Return, Lowest to Highest (4).............................               --                --                 --

                                                                       LMPV
                                                                 LIFESTYLE GROWTH
                                                                 SUB-ACCOUNT (B)
                                                                 ----------------
2006
Units...........................................................           23,381
Unit Fair Value, Lowest to Highest (1).......................... $13.97 to $14.53
Net Assets......................................................         $336,900
Investment Income Ratio to Net Assets (2).......................            3.81%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)     1.90%, 1.50%
Total Return, Lowest to Highest (4).............................   6.81% to 7.24%
2005
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1).......................... $13.08 to $13.55
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................            0.00%
Expenses as a Percent of Average Net Assets, (3)................   1.90% to 1.50%
Total Return, Lowest to Highest (4).............................   3.86% to 3.93%
2004
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2003
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --
2002
Units...........................................................               --
Unit Fair Value, Lowest to Highest (1)..........................              $--
Net Assets......................................................              $--
Investment Income Ratio to Net Assets (2).......................               --
Expenses as a Percent of Average Net Assets, (3)................               --
Total Return, Lowest to Highest (4).............................               --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

     LMPV                                                TST MANAGED      TST MANAGED                            TST MANAGED
   LIFESTYLE                                             ALLOCATION       ALLOCATION         TST MANAGED     ALLOCATION MODERATE-
  HIGH GROWTH    CAPITAL APPRECIATION  TST LARGE-CAP     AGGRESSIVE      CONSERVATIVE    ALLOCATION MODERATE      AGGRESSIVE
SUB-ACCOUNT (B)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
---------------- -------------------- ---------------- ---------------- ---------------- ------------------- --------------------
          21,392                 --                 --               --               --                --                   --
$14.59 to $15.18                $--                $--              $--              $--               $--                  $--
        $320,998                $--                $--              $--              $--               $--                  $--
           1.97%              0.00%              0.88%            7.59%            5.88%             4.69%                5.48%
    1.90%, 1.50%       2.30%, 1.40%       2.30%, 1.40%     2.25%, 1.40%     2.25%, 1.40%      2.25%, 1.40%         2.25%, 1.40%
  7.41% to 7.84%   -1.28% to -0.99%     2.82% to 3.12%   6.11% to 6.40%   0.15% to 0.43%    3.35% to 3.64%       4.09% to 4.37%
              --                239              6,503            4,493               --            98,524               51,045
$13.59 to $14.08  $97.10 to $119.00   $15.58 to $16.95 $11.08 to $11.14 $10.25 to $10.32  $10.69 to $10.75     $10.81 to $10.87
             $--            $25,911           $107,122          $49,907              $--        $1,057,221             $553,294
           0.00%              0.00%              0.00%            0.00%            0.00%             0.43%                0.22%
  1.90% to 1.50%     2.30% to 1.40%     2.30% to 1.40%   2.25% to 1.40%   2.25% to 1.40%    2.25% to 1.40%       2.25% to 1.40%
  3.84% to 3.90%     6.14% to 6.29%     5.41% to 5.56%   4.68% to 4.83%   1.96% to 2.10%    3.35% to 3.49%       3.77% to 3.91%
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
             $--                $--                $--              $--              $--               $--                  $--
             $--                $--                $--              $--              $--               $--                  $--
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --
              --                 --                 --               --               --                --                   --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                   TST MANAGED
                                                                   ALLOCATION
                                                                    MODERATE-                    TST STYLE FOCUS SMALL
                                                                  CONSERVATIVE    TST MFS VALUE       CAP GROWTH
                                                                 SUB-ACCOUNT (A) SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                                                 --------------- --------------- ---------------------
2006
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................          4.98%           0.00%               0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.25%, 1.40%    2.30%, 1.40%        2.30%, 1.40%
Total Return, Lowest to Highest (4)............................. 1.73% to 2.01%  7.81% to 8.13%    14.86% to 15.20%
2005
Units...........................................................             --           1,651               4,581
Unit Fair Value, Lowest to Highest (1)..........................      $10.47 to       $12.66 to
                                                                         $10.53          $13.54    $11.35 to $11.43
Net Assets......................................................            $--         $21,673             $52,184
Investment Income Ratio to Net Assets (2).......................          0.00%           0.59%               0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.25% to 1.40%  2.30% to 1.40%      2.30% to 1.40%
Total Return, Lowest to Highest (4)............................. 2.65% to 2.79%  2.56% to 2.71%      4.70% to 4.86%
2004
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2003
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --
2002
Units...........................................................             --              --                  --
Unit Fair Value, Lowest to Highest (1)..........................            $--             $--                 $--
Net Assets......................................................            $--             $--                 $--
Investment Income Ratio to Net Assets (2).......................             --              --                  --
Expenses as a Percent of Average Net Assets, (3)................             --              --                  --
Total Return, Lowest to Highest (4).............................             --              --                  --


                                                                 TST STYLE FOCUS SMALL
                                                                       CAP VALUE
                                                                    SUB-ACCOUNT (A)
                                                                 ---------------------
2006
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................              0.02%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)       2.30%, 1.40%
Total Return, Lowest to Highest (4).............................   14.44% to 14.78%
2005
Units...........................................................              7,734
Unit Fair Value, Lowest to Highest (1)..........................
                                                                   $11.18 to $11.25
Net Assets......................................................            $86,787
Investment Income Ratio to Net Assets (2).......................              0.29%
Expenses as a Percent of Average Net Assets, (3)................     2.30% to 1.40%
Total Return, Lowest to Highest (4).............................     4.00% to 4.15%
2004
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2003
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --
2002
Units...........................................................                 --
Unit Fair Value, Lowest to Highest (1)..........................                $--
Net Assets......................................................                $--
Investment Income Ratio to Net Assets (2).......................                 --
Expenses as a Percent of Average Net Assets, (3)................                 --
Total Return, Lowest to Highest (4).............................                 --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) For the period January 1, 2006 to April 20, 2006
(b) For the period May 1, 2006 to December 31, 2006

                                     TST PIONEER
       TST              TST            MID-CAP        TST PIONEER     TST MFS TOTAL   TST FEDERATED HIGH TST MERCURY LARGE
 MANAGED INCOME    PIONEER FUND         VALUE       STRATEGIC INCOME     RETURN             YIELD            CAP CORE
 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
----------------- ---------------- ---------------- ---------------- ---------------- ------------------ -----------------
               --               --               --               --               --                --                --
              $--              $--              $--             $ --              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
            4.65%            3.27%            0.00%            0.00%            7.75%            20.94%             0.49%
     2.30%, 1.40%     2.30%, 1.40%     2.30%, 1.40%     2.25%, 1.40%     2.30%, 1.40%      2.30%, 1.70%      2.30%, 1.40%
-1.17% to  -0.88%   5.86% to 6.17%   5.00% to 5.31%   0.79% to 1.07%   3.00% to 3.30%    2.30% to 2.50%    5.93% to 6.24%
           10,658            2,811           12,149              546            4,031             5,243             2,961
 $14.22 to $15.77 $15.48 to $17.23 $10.81 to $10.88 $16.62 to $18.33 $22.17 to $24.60  $14.56 to $15.40   $9.43 to $10.12
         $161,385          $46,577         $131,848           $9,501          $95,714           $80,294           $29,072
            2.61%            0.00%            0.11%            0.00%            0.92%             0.00%             0.00%
   2.30% to 1.40%   2.30% to 1.40%   2.30% to 1.40%   2.25% to 1.40%   2.30% to 1.40%    2.30% to 1.70%    2.30% to 1.40%
   0.72% to 0.87%   3.86% to 4.02%    5.94% to 6.1%   2.48% to 2.62%   1.85% to 2.00%    1.47% to 1.56%    3.93% to 4.09%
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
              $--              $--              $--              $--              $--               $--               $--
              $--              $--              $--              $--              $--               $--               $--
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --
               --               --               --               --               --                --                --

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A OF
                    METLIFE INVESTORS USA INSURANCE COMPANY

               NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)
                               DECEMBER 31, 2006

6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable:

                                                                 TST AIM CAPITAL                   TST US GOVERNMENT
                                                                  APPRECIATION   TST EQUITY INCOME    SECURITIES
                                                                 SUB-ACCOUNT (A)  SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                                                                 --------------- ----------------- -----------------
2006
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................          0.00%            3.82%             17.71%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   2.30%, 1.40%     2.30%, 1.40%       2.30%, 1.70%
Total Return, Lowest to Highest (4)............................. 6.24% to 6.55%   4.83% to 5.14%   -3.82% to -3.63%
2005
Units...........................................................             --            6,546                167
Unit Fair Value, Lowest to Highest (1)..........................      $12.78 to        $18.53 to
                                                                         $14.01           $20.15   $19.02 to $20.68
Net Assets......................................................            $--         $126,955             $3,457
Investment Income Ratio to Net Assets (2).......................          0.00%            0.00%              0.00%
Expenses as a Percent of Average Net Assets, (3)................ 2.30% to 1.40%   2.30% to 1.40%     2.30% to 1.70%
Total Return, Lowest to Highest (4)............................. 4.14% to 4.29%   4.35% to 4.50%     1.93% to 2.03%
2004
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2003
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --
2002
Units...........................................................             --               --                 --
Unit Fair Value, Lowest to Highest (1)..........................            $--              $--                $--
Net Assets......................................................            $--              $--                $--
Investment Income Ratio to Net Assets (2).......................             --               --                 --
Expenses as a Percent of Average Net Assets, (3)................             --               --                 --
Total Return, Lowest to Highest (4).............................             --               --                 --

                                                                 TST CONVERTIBLE
                                                                   SECURITIES
                                                                 SUB-ACCOUNT (A)
                                                                 ---------------
2006
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          2.92%
Expenses as a Percent of Average Net Assets, Lowest, Highest (3)   1.90%, 1.50%
Total Return, Lowest to Highest (4)............................. 6.48% to 6.62%
2005
Units...........................................................
Unit Fair Value, Lowest to Highest (1)..........................      $14.48 to
                                                                         $14.93
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................          0.00%
Expenses as a Percent of Average Net Assets, (3)................ 1.90% to 1.50%
Total Return, Lowest to Highest (4)............................. 2.42% to 2.49%
2004
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2003
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --
2002
Units...........................................................             --
Unit Fair Value, Lowest to Highest (1)..........................            $--
Net Assets......................................................            $--
Investment Income Ratio to Net Assets (2).......................             --
Expenses as a Percent of Average Net Assets, (3)................             --
Total Return, Lowest to Highest (4).............................             --

--------
(1) MLIUSA sells a number of variable annuity products, which have a unique combination of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account Sub- Accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account Sub-Accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account Sub-Accounts invest.
(3) These ratios represent the annualized contract expenses of the Separate Account Sub-Accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a) for the period January 1, 2006 to April 20, 2006
(b) for the period May 1, 2006 to December 31, 2006

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     ---------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.            Report of Independent Registered Public Accounting Firm.

2.            Statement of Assets and Liabilities as of December 31, 2006.

3.            Statement of Operations for the year ended December 31, 2006.

4. Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.

5.            Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.            Report of Independent Registered Public Accounting Firm.

2.            Balance Sheets as of December 31, 2006 and 2005.

3. Statements of Income for the years ended December 31, 2006, 2005 and 2004.

4. Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

5.            Statements of Cash Flows for the years ended December 31, 2006,
              2005 and 2004.

6.            Notes to Financial Statements.


b.            Exhibits
              ------------------------------------------------------------------

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective
              January 1, 2001)(6)

     (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(12)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(13)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity
              Contract(1)

     (ii)     Enhanced Dollar Cost Averaging Rider(1)

     (iii)    Three Month Market Entry Rider(1)

     (iv)     Death Benefit Rider - Principal Protection(1)

     (v)      Death Benefit Rider - Compounded-Plus(1)

     (vi)     Death Benefit Rider - (Annual Step-Up)(1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation
              Benefit)(1)

     (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (x)      Terminal Illness Rider(1)

     (xi)     Individual Retirement Annuity Endorsement(1)

     (xii)    Roth Individual Retirement Annuity Endorsement(1)

     (xiii)   401 Plan Endorsement(1)

     (xiv)    Tax Sheltered Annuity Endorsement(1)

     (xv)     Unisex Annuity Rates Rider(1)

     (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company)(3)

     (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)

     (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

     (xix)    Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
              (7/04)(6)

     (xx)     Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi)    Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii)   401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii)  Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv)   Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2(05/05)(7)

     (xxvi)   Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)

     (xxvii)  Form of Three Month Market Entry Rider 8104-1 (05/05)(7)

     (xxviii) Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix) Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (9)

     (xxx)    Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)(9)

     (xxxi)   Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)

     (xxxii) Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05)(9)

     (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1
              (11/05)-I (10)

     (xxxiv)  Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)
              (12)

     (xxxv)   Form of Contract Schedule 8028-5 (6/06) (12)

     (xxxvi)  Fixed Account Rider 8102 (11/00)(13)

5.   (i)      Form of Variable Annuity Application(2)

     (ii)     Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii)    Form of Variable Annuity Application 8029 (1/05) APPAVA105USAVA(7)

     (iv)     Form of Variable Annuity Application 8029 (4/05)
              APPVA1105USAVA (9)

     (v)      Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA
              606 (12)

6.   (i)      Copy of Restated Articles of Incorporation of the Company(6)

     (ii)     Copy of the Bylaws of the Company(6)

     (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

     (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

     (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

     (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

     (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

     (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.   (i)      Reinsurance Agreement between MetLife Investors USA Insurance
              Company and Metropolitan Life Insurance Company(4)

     (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(4)

8.   (i)      Form of Participation Agreement Among Metropolitan Series Fund,
              Inc., Metropolitan Life Insurance Company and Security First Life
              Insurance Company(3)

     (ii) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

     (iii) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors USA Insurance Company (effective
              July 1, 2004)(11)

     (iv) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007) (13)

9.            Opinion of Counsel (filed herewith)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.           Not Applicable.

12.           Not Applicable.

13. Powers of Attorney for Michael K. Farrell, Jay S. Kaduson Susan A. Buffum, Richard C. Pearson, Elizabeth M. Forget, Chales V. Curcio, Paul A. Sylvester, Margaret C. Fechtmann, George Foulke and Jeffrey A. Tupper (filed herewith)


      (1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

      (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 26, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

      (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

      (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

      (13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President,
  5 Park Plaza                        Chief Executive Officer and Director
  Suite 1900
  Irvine, CA 92614

  Susan A. Buffum                     Director
  334 Madison Avenue
  Convent Station, NJ 07961

  Charles V. Curcio                   Vice President - Finance
  501 Route 22
  Bridgewater, NJ 08807

  Jay S. Kaduson                      Vice President and Director
  10 Park Avenue
  Morristown, NY 07962

Name and Principal Business Address   Positions and Offices with Depositor

  Margaret C. Fechtmann               Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                 Director
  260 Madison Avenue
  New York, NY 10016

  George Foulke                       Director
  501 Route 22
  Bridgewater, NJ 08807

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Executive Vice President, General
  5 Park Plaza                        Counsel, Secretary and Director
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty Davis                         Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Brian C. Kiel                       Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  501 Route 22
  Bridgewater, NJ 08907

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey Altman                      Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

Name and Principal Business Address   Positions and Offices with Depositor

  Roberto Baron                       Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Garth A. Bernard                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Eugene Lunman                       Vice President
  185 Asylum Street
  Hartford, CT 06103

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Bennett D. Kleinberg                Vice President
  185 Asylum Street
  Hartford, CT 06103

  Lisa S. Kuklinski                   Vice President
  260 Madison Avenue
  New York, NY 10016

  Jeffrey P. Halperin                 Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Anthony J. Williamson               Treasurer
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Mark S. Reilly                      Vice President
  185 Asylum Street
  Hartford, CT 06103

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of January 31, 2007, there were 27,796 qualified contract owners and 14,563 non-qualified contract owners of Series VA contracts.


ITEM 28. INDEMNIFICATION

    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Fund U for Variable Annuities


MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three


Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities

MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales
10 Park Avenue                          Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment
260 Madison Avenue                      Fund Management & Marketing
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National
5 Park Plaza                            Sales Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President and Chief Financial
485-E US Highway 1 South                Officer
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Broker/Dealers
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel
5 Park Plaza                            Head-Wirehouse
Suite 1900
Irvine, CA 92614

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel
1 MetLife Plaza                         Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel
501 Boylston Street                     Head-Banks
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Andrew Aiello                           Senior Vice President, Channel
1 MetLife Plaza                         Head-National Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $285,683,129         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant

    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

    (g) MetLife, 501 Boylston Street, Boston, MA 02116

    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 16th day of April 2007.

   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY

   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Executive Vice President, General
          Counsel and Secretary

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)

   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Executive Vice President, General
          Counsel and Secretary

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2007.

/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive
--------------------------------   Officer, President and Director
Michael K. Farrell

/s/ Charles V. Curcio*             Vice President - Finance (principal financial
--------------------------------   officer and principal accounting officer)
Charles V. Curcio

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Jay S. Kaduson*                Vice President and Director
--------------------------------
Jay S Kaduson

/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Executive Vice President, General Counsel,
--------------------------------   Secretary and Director
Richard C. Pearson

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 16, 2007

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

9.     Opinion and Consent of Counsel

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13.     Powers of Attorney